John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                 New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                August 4, 2003

Dear Oppenheimer Trinity Large Cap Growth Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive  change that has been  proposed  for  Oppenheimer  Trinity  Large Cap
Growth Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best interest of  shareholders  of  Oppenheimer  Trinity Large
Cap Growth Fund ("Trinity  Large Cap Growth Fund") to reorganize  into another
Oppenheimer  fund,  Oppenheimer  Growth Fund  ("Growth  Fund").  A shareholder meeting has been  scheduled in October,  and all Trinity Large Cap Growth Fund shareholders  of  record  as of July 9th are  being  asked to vote  either  in person or by proxy,  on the  proposed  reorganization.  You will find a notice of the meeting,  a ballot card, a proxy  statement  detailing the proposal,  a
Growth Fund prospectus and a postage-paid  return  envelope  enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The  proposal  would  reorganize  the  Trinity  Large Cap Growth Fund into the larger  Growth  Fund which has a  comparable  investment  objective  and lower expenses.  Trinity  Large  Cap  Growth  Fund  and  Growth  Fund  have  similar investment  objectives.  Trinity Large Cap Growth Fund's investment  objective is to seek long-term growth of capital.  Growth Fund's investment objective is to seek a high total return. In seeking their investment  objectives,  Trinity
Large Cap Growth Fund and Growth Fund  utilize a similar  investing  strategy.
Trinity  Large Cap Growth Fund  invests in common  stocks that are included in the S&P 500.  Growth Fund  currently  invests  mainly in common stocks of U.S.
companies  of  different   capitalization   ranges,   presently   focusing  on
large-capitalization  issuers.  Both  funds are  managed  with a  quantitative investment  process.  Both Funds  invest in a similar  universe of  companies, although Growth has a larger potential investment universe.

Among other factors,  the Trinity Large Cap Growth Fund Board  considered that the  expense  ratio of Growth  Fund has been lower than the  expense  ratio of
Trinity Large Cap Growth Fund.  Although past  performance  is not  predictive of future  results,  shareholders  of Trinity Large Cap Growth Fund would have an  opportunity  to  become  shareholders  of a fund  with a better  long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.225.5677.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON SEPTEMBER 12, 2003

    To the Shareholders of Oppenheimer Trinity Large Cap Growth Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity Large Cap Growth Fund  ("Trinity  Large Cap Growth
    Fund"), a registered  investment  management  company,  will be held at
    6803 South  Tucson  Way,  Englewood,  CO 80112 at 1:00  P.M.,  Mountain
    time,  on  September  12,  2003,  or  any  adjournments   thereof  (the
    "Meeting"), for the following purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Large Cap Growth Fund  ("Trinity  Large Cap Growth
    Fund")  and   Oppenheimer   Growth  Fund  ("Growth   Fund"),   and  the
    transactions  contemplated  thereby,  including  (a)  the  transfer  of substantially  all the  assets  of  Trinity  Large Cap  Growth  Fund to
    Growth  Fund in  exchange  for Class A,  Class B,  Class C, Class N and
    Class Y shares of Growth  Fund,  (b) the  distribution  of these shares of Growth  Fund to the  corresponding  Class A, Class B, Class C, Class
    N and  Class  Y  shareholders  of  Trinity  Large  Cap  Growth  Fund in complete  liquidation  of  Trinity  Large Cap  Growth  Fund and (c) the
    cancellation  of the  outstanding  shares of  Trinity  Large Cap Growth
    Fund (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on July 9, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the Proxy  Statement  and  Prospectus.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Large  Cap  Growth  Fund  recommends  a vote in  favor  of the
    Proposal.  WE URGE YOU TO  SIGN,  DATE  AND  MAIL  THE  ENCLOSED  PROXY
    PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary
    July 22, 2003
    [775]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus/Proxy  Statement.  Any representation to the contrary is a criminal offense.

   Proxy Card

                  Oppenheimer Trinity Large Cap Growth Fund

    Proxy For a Special Shareholders Meeting of shareholders To Be Held on
                              September 12, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Large Cap  Growth  Fund (the  "Fund")  to be held at 6803  South  Tucson  Way,
Centennial,  Colorado,  80112,  on September 12, 2003,  at 1:00 P.M.  Mountain
time,  or at any  adjournment  thereof,  upon the  proposals  described in the
Notice of Meeting and accompanying  Proxy Statement,  which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of Reorganization  between Oppenheimer Growth
Fund ("Growth Fund"), and Oppenheimer  Trinity Large Cap Growth Fund ("Trinity
Large Cap Growth Fund") and the transactions contemplated thereby,  including:
(a) the transfer of  substantially  all the assets of Trinity Large Cap Growth
Fund to Growth  Fund in  exchange  for Class A,  Class B, Class C, Class N and
Class Y shares of Growth Fund, (b) the  distribution  of such shares of Growth
Fund to the  corresponding  Class A,  Class B,  Class C,  Class N and  Class Y
shareholders  of Trinity  Large Cap Growth  Fund in  complete  liquidation  of
Trinity Large Cap Growth Fund,  and (c) the  cancellation  of the  outstanding shares of Trinity Large Cap Growth Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

Telephone Voting Instructions

1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

   OPPENHEIMER GROWTH FUND
         498 Seventh Avenue, 10th Floor, New York, New York 10018
                              1.800.708.7780

                  COMBINED PROSPECTUS AND PROXY STATEMENT

                            DATED JULY 22, 2003

  Acquisition of the Assets of OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
         498 Seventh Avenue, 10th Floor, New York, New York 10018
                              1.800.708.7780

   By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                          OPPENHEIMER GROWTH FUND

      This combined  Prospectus and Proxy Statement  solicits  proxies from the  shareholders  of  Oppenheimer  Trinity Large Cap Growth Fund ("Trinity
Large Cap Growth  Fund") to be voted at a Special  Meeting of  Shareholders
(the  "Meeting") to approve the Agreement and Plan of  Reorganization  (the
"Reorganization  Agreement") and the transactions contemplated thereby (the
"Reorganization")  between  Trinity  Large Cap Growth Fund and  Oppenheimer
Growth  Fund  ("Growth   Fund").   This  combined   Prospectus   and  Proxy
Statement   constitutes  the  Prospectus  of  Growth  Fund  and  the  Proxy
Statement  of  Trinity  Large Cap  Growth  Fund filed on Form N-14 with the
Securities  and  Exchange  Commission  ("SEC").  If  shareholders  vote  to approve  the  Reorganization  Agreement  and  the  Reorganization,  the net
assets  of  Trinity  Large  Cap  Growth  Fund  will be  acquired  by and in exchange  for  shares  of  Growth  Fund.  The  Meeting  will be held at the offices of  OppenheimerFunds,  Inc. at 6803 South  Tucson Way,  Centennial,
CO 80112 on September  12, 2003 at 1:00 P.M.  Mountain  time.  The Board of
Trustees of Trinity  Large Cap Growth Fund is  soliciting  these proxies on behalf  of  Trinity  Large  Cap  Growth  Fund.  This  Prospectus  and Proxy
Statement will first be sent to shareholders on or about August 4, 2003.

      If the  shareholders  vote to approve the  Reorganization  Agreement, you  will  receive  Class A shares  of  Growth  Fund  equal in value to the value as of the  Valuation  Date (the  business day  preceding  the closing date of the  Reorganization,  as such term is defined in the  Agreement and
Plan of  Reorganization  attached  hereto  as  Exhibit  A) of your  Class A shares of Trinity  Large Cap  Growth  Fund;  Class B shares of Growth  Fund equal in  value  to the  value  as of the  Valuation  Date of your  Class B shares of Trinity  Large Cap  Growth  Fund;  Class C shares of Growth  Fund equal in  value  to the  value  as of the  Valuation  Date of your  Class C shares of Trinity  Large Cap  Growth  Fund;  Class N shares of Growth  Fund equal in  value  to the  value  as of the  Valuation  Date of your  Class N shares of  Trinity  Large  Cap  Growth  Fund;  and Class Y shares of Growth
Fund equal in value to the value as of the  Valuation  Date of your Class Y shares of Trinity  Large Cap Growth  Fund.  Trinity  Large Cap Growth  Fund
will then be liquidated  and  de-registered  under the  Investment  Company
Act of 1940 (the "Investment Company Act").

      Growth Fund's investment  objective is to seek capital  appreciation.
Realization  of  current  income  is a  secondary  consideration.  The Fund currently  emphasizes  investments  in  stocks  of  mid-capitalization  and large-capitalization  companies.  The  Fund may  invest  mainly  in  common stocks  of  different  capitalization  ranges.  The Fund also can buy other
investments,   including   preferred   stocks,   rights  and  warrants  and
convertible   debt   securities;   and   securities  of  U.S.  and  foreign
companies,  although there are limits on the Fund's  investments in foreign securities.

      This  Prospectus and Proxy Statement  gives  information  about Class
A,  Class B,  Class C,  Class N and Class Y shares of Growth  Fund that you should know before  investing.  You should retain it for future  reference.
A  Statement  of  Additional  Information  relating  to the  Reorganization described  in this Proxy  Statement  and  Prospectus,  dated July 22,  2003
(the "Proxy Statement of Additional  Information")  has been filed with the
Securities  and  Exchange  Commission  ("SEC") as part of the  Registration
Statement on Form N-14 (the  "Registration  Statement") and is incorporated herein by  reference.  You may  receive a copy by writing  OppenheimerFunds
Services (the "Transfer Agent") at P.O. Box 5270,  Denver,  Colorado 80217,
or by calling  toll-free as detailed  above.  That  Statement of Additional
Information  includes  the  following  documents:  (i)  Annual  Report  and
Semi-Annual   Report,  as  of  August  31,  2002  and  February  28,  2003,
respectively,  of Growth Fund; (ii) Annual Report and  Semi-Annual  Report,
as of July 31, 2002 and January 31, 2003,  respectively,  of Trinity  Large
Cap Growth  Fund;  (iii) the  Prospectus  of Trinity  Large Cap Growth Fund
dated  September  24,  2002,  as  supplemented   May  14,  2003;  (iv)  the
Statement of  Additional  Information  of Trinity  Large Cap Growth Fund as
dated   September   24,  2002,  as  revised   January  15,  2003,   and  as
supplemented   March  31,  2003;   and  (v)  the  Statement  of  Additional
Information  of Growth Fund dated  October 23,  2002,  as revised  February
12, 2003, and as supplemented March 31, 2003.

      The   Prospectus   of  Growth  Fund  dated   October  23,  2002,   as
supplemented  May 1,  2003 is  enclosed  and is  considered  a part of this
Prospectus  and  Proxy  Statement  and is  intended  to  provide  you  with information about Growth Fund.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not insured or guaranteed by the Federal Deposit  Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks including the possible loss of principal.

This Proxy Statement and Prospectus is dated July 22, 2003.

                             TABLE OF CONTENTS
                  COMBINED PROSPECTUS AND PROXY STATEMENT

Page
----
Synopsis
      What am I being asked to vote on?.........................................................   6
      What  are  the  general  tax  consequences  of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives and policies of the Funds compare?
................  7
      Who manages the Funds?..................................................................... 8
      What are the fees  and  expenses  of each  Fund  and  those  expected after the
         Reorganization?.............................................................................    8
      Where  can  I  find  more  financial  information  about  the  Funds?
..........................   13
      What  are  the  capitalizations  of the  Funds  and  what  might  the capitalizations be after the
      Reorganization?..............................................................................

            Purchases,   Redemptions,   Exchanges  and  other   Shareholder
Services..........  21
            Dividends and Distributions..........................................................  21
      What  are the  Principal  Risks  of an  Investment  in  Growth  Fund?
............   21
Reasons for the Reorganization
Information about the Reorganization
      How will the Reorganization be carried out?................................................    23
      Who  will  pay the  Expenses  of the  Reorganization?........................................
24
      What   are   the   Tax    Consequences    of   the    Reorganization?
...................................    24
      What  should I know  about  Class A,  Class B,  Class C,  Class N and
      Class Y shares of Growth Fund?..................................................................   25
      25
Comparison of Investment Objectives and Policies
      Are  there  any  significant   differences   between  the  investment
      objectives and strategies of
         the Funds?.....................................................................................   27
      What are the main risks  associated  with an investment in the Funds?
...................   27
      How do the  investment  policies  of the  Funds  compare?..................................
..    27
      What  are  the  fundamental  investment  restrictions  of the  Funds?
.........................   29
      How do the Account  Features and  Shareholder  Services for the Funds

Voting Information
      How  many  votes  are   necessary   to  approve   the   Reorganization
Agreement?...........      33
      How   do   I    ensure    my    vote    is    accurately    recorded?
.........................................       34
      Can I revoke my proxy?.....................................................................      34
      What   other   matters   will  be   voted   upon   at  the   Meeting?
..................................     34

Information about Growth Fund
Information about Trinity Large Cap Growth Fund
Principal Shareholders
Exhibit  A  -  Agreement  and  Plan  of   Reorganization   by  and  between
Oppenheimer Trinity Large Cap Growth Fund and Oppenheimer Growth Fund

Enclosures:
Prospectus of Oppenheimer Growth Fund, dated December 23, 2002.

Separately Available:
Annual Report of Oppenheimer Growth Fund dated August 31, 2002 and
Semi-Annual Report of Growth Fund dated February 28, 2003 (both reports are available without charge upon request).

                                  SYNOPSIS

      This is only a summary and is  qualified  in its entirety by the more detailed  information  contained  in or  incorporated  by reference in this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is  attached  as Exhibit  A.  Shareholders  should  carefully  review  this
Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in  particular,  the current  Prospectus of Growth Fund which accompanies  this  Prospectus  and  Proxy  Statement  and  is  incorporated herein by reference.

      If  shareholders  of  Trinity  Large  Cap  Growth  Fund  approve  the
Reorganization,  the net  assets of Trinity  Large Cap Growth  Fund will be transferred  to Growth  Fund,  in exchange  for an equal value of shares of
Growth  Fund.  The  shares of  Growth  Fund  will  then be  distributed  to
Trinity  Large Cap Growth Fund  shareholders  and Trinity  Large Cap Growth
Fund  will be  liquidated.  As a  result  of the  Reorganization,  you will cease  to be a  shareholder  of  Trinity  Large  Cap  Growth  Fund and will become a  shareholder  of Growth  Fund.  This  exchange  will  occur on the
Closing  Date  (as  such  term is  defined  in the  Agreement  and  Plan of
Reorganization attached hereto as Exhibit A) of the Reorganization.

      Shareholders  of Trinity  Large Cap Growth Fund holding  certificates
representing   their  shares  will  not  be  required  to  surrender  their
certificates  in  connection  with  the  reorganization.   However,  former
shareholders   of  Trinity   Large  Cap  Growth   Fund  whose   shares  are
represented  by  outstanding  share  certificates  will not be  allowed  to redeem,  transfer  or  pledge  shares of Growth  Fund they  receive  in the
Reorganization   until  the   exchanged   Trinity  Large  Cap  Growth  Fund
certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your  Fund's   investment   manager,   OppenheimerFunds,   Inc.  (the
"Manager"),  proposed  to the Board of  Trustees a  reorganization  of your
Fund,  Trinity  Large Cap Growth  Fund,  with and into  Growth Fund so that shareholders  of Trinity Large Cap Growth Fund may become  shareholders  of a  substantially  larger fund advised by the same  investment  advisor with generally historically comparable  performance,  and investment objectives, policies,  and  strategies  very  similar to those of their  current  Fund.
The  Board  also  considered  the  fact  that  the  surviving  fund has the potential  for lower overall  operating  expenses.  In addition,  the Board considered  that both  Funds  have  Class A,  Class B, Class C, Class N and
Class Y shares  offered  under  identical  sales charge  arrangements.  The
Board  also  considered  that  the  Reorganization   would  be  a  tax-free
reorganization,  and there would be no sales  charge  imposed in  effecting the  Reorganization.  In addition,  due to the relatively moderate costs of the  reorganization,  the Boards of both Funds  concluded that neither Fund would experience dilution as a result of the Reorganization.

      A  reorganization  of  Trinity  Large Cap  Growth  Fund with and into
Growth  Fund is  recommended  by the  Manager  based on the fact  that both
Funds have very similar investment policies, practices and objectives.

      At a  meeting  held on April  17,  2003,  the  Board of  Trustees  of
Trinity Large Cap Growth Fund approved a  reorganization  transaction  that will,  if  approved  by  shareholders,  result in the  transfer  of the net assets of Trinity  Large Cap Growth Fund to Growth  Fund,  in exchange  for an equal  value of shares of Growth  Fund.  The shares of Growth  Fund will then be  distributed  to Trinity  Large Cap Growth  Fund  shareholders  and
Trinity  Large  Cap  Growth  Fund  will be  liquidated.  As a result of the
Reorganization,  you will cease to be a  shareholder  of Trinity  Large Cap
Growth Fund and will become a  shareholder  of Growth Fund.  This  exchange will occur on the  Closing  Date (as such term is defined in the  Agreement
and  Plan  of   Reorganization   attached  hereto  as  Exhibit  A)  of  the
Reorganization.

      Approval  of the  Reorganization  means  you  will  receive  Class  A shares  of  Growth  Fund  equal in value to the  value as of the  Valuation
Date of your  Class A shares of  Trinity  Large Cap  Growth  Fund;  Class B shares  of  Growth  Fund  equal in value to the  value as of the  Valuation
Date of your  Class B shares of  Trinity  Large Cap  Growth  Fund;  Class C shares  of  Growth  Fund  equal in value to the  value as of the  Valuation
Date of your  Class C shares of  Trinity  Large Cap  Growth  Fund;  Class N shares  of  Growth  Fund  equal in value to the  value as of the  Valuation
Date of your Class N shares of Trinity  Large Cap Growth Fund;  and Class Y shares  of  Growth  Fund  equal in value as of the  Valuation  Date of your
Class Y shares of Trinity  Large Cap Growth  Fund.  The shares you  receive will be issued at net asset  value  without a sales  charge or the  payment of a contingent  deferred sales charge ("CDSC")  although if your shares of
Trinity  Large Cap Growth  Fund are  subject to a CDSC,  your  Growth  Fund shares  will  continue  to be subject to the same CDSC  applicable  to your
Trinity  Large Cap Growth Fund  shares.  The period  during  which you held your  Trinity  Large Cap Growth  shares will  carryover to your Growth Fund shares for purposes of determining  applicable  holding periods,  including the CDSC holding period.

      For the reasons  set forth in the  "Reasons  for the  Reorganization"
section,  the Board of Trinity  Large Cap Growth Fund has  determined  that the  Reorganization  is in  the  best  interests  of  the  shareholders  of
Trinity Large Cap Growth Fund.

              THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
            TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected  that  shareholders  of Trinity  Large Cap Growth Fund who are U.S.  citizens  will  not  recognize  any gain or loss for  federal income  tax  purposes,  as a result of the  exchange  of their  shares  for shares of Growth  Fund.  You  should,  however,  consult  your tax  advisor regarding  the  effect,  if any,  of the  Reorganization  in  light of your individual  circumstances.  You should also consult your tax advisor  about state and local tax  consequences.  For further  information  about the tax consequences of the  Reorganization,  please see the "Information About the
Reorganization--What are the Tax Consequences of the Reorganization?"

                  COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity  Large  Cap  Growth  Fund  and  Growth  Fund  have  the  same
investment  objective--to  seek  capital  appreciation.   In  seeking  their
investment  objectives,  Trinity  Large Cap  Growth  Fund and  Growth  Fund
utilize  a similar  investing  strategy.  Trinity  Large  Cap  Growth  Fund invests in common  stocks  that are  included in the S&P  500/Barra  Growth
Index,  a subset of  stocks  included  in the S&P 500  Index.  Growth  Fund
looks  for  companies  with  above-average   earnings  growth  and  revenue
growth.  Trinity  Large Cap  Growth  Fund is  managed  with a  quantitative investment  process;  Oppenheimer Growth Fund is managed with a fundamental
"bottom up" investment style.

      Please  refer to the  Annual  and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is the  responsibility of the Manager.  Trinity Large Cap Growth Fund is an
open-end   diversified   investment   management  company  organized  as  a
Massachusetts   business   trust  on  January  14,   1998.   It   commenced
operations  on  December  17,  1998.  Trinity  Large  Cap  Growth  Fund  is
governed by a Board of Trustees,  which is  responsible  for protecting the interests  of  shareholders  under  Massachusetts  law.  Trinity  Large Cap
Growth Fund is located at 498 Seventh Avenue, New York, New York 10018.

      Growth  Fund  is  an  open-end,   diversified  investment  management
company  organized as a Maryland  corporation in 1972 and  reorganized as a
Massachusetts  business  trust in July 1988.  It  commenced  operations  on
March 15, 1973.  Growth Fund is governed by a Board of  Trustees,  which is
responsible   for   protecting   the   interests  of   shareholders   under
Massachusetts  law.  Growth  Fund is located  at 498  Seventh  Avenue,  New
York, New York 10018.

      The  Manager,  located  at 498  Seventh  Avenue,  New York,  New York
10018,  acts as  investment  advisor  to both  Funds.  The  members  of the portfolio  management  team for Trinity  Large Cap Growth Fund,  Blake Gall
and  Daniel  Burke,   are  employees  of  Trinity   Investment   Management
Corporation,   the  Fund's  Sub-Advisor.   They  have  been  the  portfolio
managers  for the Fund  since the  Fund's  commencement  of  operations  on
September 1, 1999.

      The  portfolio  manager  for  Growth  Fund  is  Bruce  Bartlett.  Mr.
Bartlett  is a Vice  President  of the  Fund  and of the  Manager  and is a
portfolio  manager of other  Oppenheimer  funds.  Mr.  Bartlett  became the
Fund's  portfolio  manager on  December  22,  1998.  Prior to  joining  the
Manager  in April  1995,  Mr.  Bartlett  was a Vice  President  and  Senior
Portfolio Manager with First of America Investment Corporation.

      Additional  information  about the Funds and the Manager is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and  Expenses of each Fund and those  Expected  after the
Reorganization?

      Trinity  Large Cap Growth  Fund and Growth Fund each pay a variety of expenses  directly  for  management  of their  assets,  administration  and distribution  of their  shares  and  other  services.  Those  expenses  are subtracted  from each Fund's assets to calculate the respective  Fund's net asset  values  per  share.  Shareholders  pay  these  expenses  indirectly.
Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you  understand  and compare the fees and expenses of  investing in shares of Trinity  Large Cap Growth Fund with the fees and  expenses  of  investing  in shares of Growth  Fund.  The pro forma  expenses  of the  surviving  Growth  Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

                                 FEE TABLE
                   For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class A  Surviving Growth
                       Growth Fund         Shares               Fund Class A shares
                       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%                0.65%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.23%               0.23%                0.23%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             0.93%               0.46%                0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.91%               1.34%                1.34%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class B  Surviving Growth
                       Growth Fund Class   Shares               Fund Class B shares
                       B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%                0.65%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.01%               0.47%                0.47%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.76%               2.12%                2.12%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Large Cap   Growth Fund Class   Surviving Growth
                       Growth Fund         C Shares            Fund
                       Class C Shares                          Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%               0.65%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.94%               0.45%               0.45%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.69%               2.10%               2.10%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class N  Surviving Growth
                       Growth Fund Class   Shares               Fund Class N
                       N shares                                 shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%               0.65%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             1.01%               0.11%               0.11%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.26%               1.26%               1.26%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Large Cap   Growth Fund Class Y  Surviving Growth
                       Growth Fund         Shares               Fund Class Y Shares
                       Class Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.65%               0.65%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.34%               0.53%               0.53%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.09%               1.18%               1.18%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
investments of $1 million or more  ($500,000 for retirement  plan accounts)
of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions  within  the first  year  after  purchase.  The contingent  deferred  sales charge  declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other   Expenses   include   transfer   agent  fees  and   custodial,
   accounting  and legal  expenses  and are based on,  among other  things, the fees  the  Funds  would  have  paid if the  transfer  agent  had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these  fees to 0.25% of  average  daily net  assets per fiscal year for Class Y shares  effective  January 1, 2001 through  October 31,
   2002,  0.35% of average  daily net  assets  per fiscal  year for Class Y shares  effective  November  1,  2002,  and 0.35% of  average  daily net assets per fiscal year for all other classes effective October 1, 2001.
5.    Applies  to shares  redeemed  within 18 months of  retirement  plan's first purchase of Class N shares.

Examples

      These  examples  below are  intended  to help you compare the cost of investing  in each  Fund and the  proposed  surviving  Growth  Fund.  These examples  assume an  annual  return  for each  class of 5%,  the  operating
expenses   described   above  and   reinvestment   of  your  dividends  and
distributions.

      Your actual costs may be higher or lower  because  expenses will vary over  time.  For each  $10,000  investment,  you  would  pay the  following projected  expenses  if you sold  your  shares  after  the  number of years
shown  or  held  your  shares  for  the  number  of  years  shown   without
redeeming, according to the following examples.

12 Months Ended 3/31/03
-----------------------
                       Trinity Large Cap Growth Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $758            $1,141          $1,547         $2,679
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $779            $1,156          $1,659         $2,6991
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $372            $835            $1,425         $3,022
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $329            $706            $1,210         $2,595
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $111            $347            $601           $1,329
-----------------------------------------------------------------------------------------

                       Trinity Large Cap Growth Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $758            $1,141          $1,547         $2,679
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $279            $856            $1,459         $2,6991
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $272            $835            $1,425         $3,022
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $229            $706            $1,210         $2,595
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $111            $347            $601           $1,329
-----------------------------------------------------------------------------------------

                                Growth Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $715            $964            $1,339         $2,0701
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $313            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $228            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------

                                Growth Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $215            $664            $1,139         $2,0701
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $213            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $128            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------

                      Pro Forma Surviving Growth Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $715            $964            $1,339         $2,070 1
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $313            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $228            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------

                      Pro Forma Surviving Growth Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $704            $975            $1,267         $2,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $215            $664            $1,139         $2,0701
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $213            $658            $1,129         $2,431
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $128            $400            $692           $1,523
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $120            $375            $649           $1,432
-----------------------------------------------------------------------------------------
In the "If shares are  redeemed"  example,  expenses  include  the  initial sales charge for Class A and the  applicable  Class B, Class C, and Class N
contingent   deferred  sales  charge.  In  the  "If  shares  are  redeemed"
example,  the Class A expenses include the initial sales charge,  but Class
B, Class C and Class N expenses  do not  include  the  contingent  deferred sales charges.
1 Class B expenses  for years 7 through  10 are based on Class A  expenses, since  Class B  shares  automatically  convert  to  Class A after 6  years.
There are no sales charges for Class Y shares.

Where can I find more financial information about the Funds?

      Performance  information  for both Growth Fund and Trinity  Large Cap
Growth Fund is set forth in each Fund's  Prospectus  under the section "The
Fund's  Past  Performance."  Growth  Fund's  Prospectus   accompanies  this
Prospectus and Proxy Statement and is incorporated by reference.

      The financial  statements of Growth Fund and  additional  information with  respect to its  performance  during its fiscal year ended  August 31,
2002,  including a  discussion  of factors  that  materially  affected  its performance and relevant market  conditions,  is set forth in Growth Fund's
Annual and  Semi-Annual  Reports,  dated as of August 31, 2002 and February
28, 2003,  respectively,  that are part of Proxy  Statement  of  Additional
Information  and  incorporated  herein by  reference.  These  documents are available  upon request.  See section  entitled  "Information  About Growth
Fund."

      The  financial  statements  of  Trinity  Large  Cap  Growth  Fund and additional  information with respect to the Fund's  performance  during its fiscal  year  ended  July 31,  2002 (and the six month  semi-annual  period
ended   January  31,   2003),   including  a  discussion  of  factors  that
materially  affected its  performance and relevant  market  conditions,  is set forth in  Trinity  Large  Cap  Growth  Fund's  Annual  and  Semi-Annual
Reports  dated as of July 31,  2002 and  January  31,  2003,  respectively, that  are  part  of the  Proxy  Statement  of  Additional  Information  and
incorporated  herein by  reference.  These  documents  are  available  upon request.  See section entitled  "Information About Trinity Large Cap Growth
Fund."

What  are  the   capitalizations   of  the   Funds   and  what   would  the
capitalization be after the Reorganization?

      The  following  table sets forth the  capitalization  (unaudited)  of
Trinity  Large Cap  Growth  Fund and Growth  Fund as of March 31,  2003 and
indicates  the pro forma  combined  capitalization  as of March 31, 2003 as if the  Reorganization  had occurred on that date. As of May 30, 2003,  the value of the assets of Trinity  Large Cap Growth  Fund was less than 10% of the value of the assets of Growth Fund.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding       Per
Share

Trinity Large Cap Growth Fund
      Class A                 $16,197,254       2,614,515         $6.20
      Class B                 $11,610,864       1,937,847         $5.99
      Class C                 $4,704,804           785,194        $5.99
      Class N                 $395,208               64,247       $6.15
      Class Y                 $114,115               18,008       $6.34
      TOTAL             $33,022,245                5,419,811

Growth Fund
      Class A                 $1,022,985,552         46,002,874
$22.24
      Class B                 $256,756,346                12,310,904
$20.86
      Class C                 $68,159,153       3,214,405         $21.20
      Class N                 $5,465,885           245,260        $22.29
      Class Y                 $57,378,361       2,573,084
$22.30
      TOTAL             $1,410,745,297         64,346,527

Growth Fund
(Pro Forma Surviving Fund)*
      Class A                 $1,039,182,806    46,731,252        $22.24
      Class B                 $268,367,210            12,867,619
$20.86
      Class C                 $72,863,957         3,436,285       $21.20
      Class N                 $5,861,093            262,993       $22.29
      Class Y                 $57,492,476        2,578,201        $22.30
      TOTAL             $1,443,767,542           65,876,350

*Reflects the issuance of $16,197,254  Class A shares,  $11,610,864 Class B shares,  $4,704,804  Class C shares,  $395,208  Class N shares and $114,115
Class Y shares of Growth  Fund in a  tax-free  exchange  for the net assets of Trinity Large Cap Growth Fund aggregating $33,022,245.

How have the Funds performed?

      The  following  past  performance  information  for each  Fund is set forth below:  (i) a bar chart  detailing  annual  total  returns of Class A shares  of each  Fund as of  December  31st for  each of the full  calendar years since  Trinity  Large Cap Growth  Fund's  inception  and 10 years for
Growth  Fund;  and  (ii) a table  showing  how  the  average  annual  total returns of each  Fund's  shares,  both before and after  taxes,  compare to those of a  broad-based  market index.  The after-tax  returns are show for
Class A shares of each Fund only and are  calculated  using the  historical highest  individual  federal marginal income tax rates in effect during the periods shown,  and do not reflect the impact of state or local taxes.  The after-tax  returns for the other  classes of shares  will vary.  In certain cases, the figure  representing  "Return After Taxes on  Distributions  and
Sale of Fund  Shares" may be higher than the other  return  figures for the same period.  A higher  after-tax return results when a capital loss occurs
upon   redemption  and  translates  into  an  assumed  tax  deduction  that benefits the  shareholder.  The after-tax  returns are calculated  based on certain  assumptions  mandated  by  regulation  and your  actual  after-tax returns may differ  from those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns  set forth  below are not  relevant  to investors  who hold their fund  shares  through  tax-deferred  arrangements such as 401(k) plans or IRAs or to  institutional  investors not subject to tax. The Fund's past  investment  performance  both before and after taxes, is not  necessarily  an  indication  of how the Fund  will  perform  in the future.

Annual Total Returns for  Oppenheimer  Trinity Large Cap Growth Fund (Class
A)(as of 12/31/02):

Calendar          Annual
Year              Total
Ended                     Returns
---------------------------------

12/31/99          30.83%
12/31/00          -22.99%
12/31/01          -19.50%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -0.96%.
During the period shown in the bar chart, the highest return for
Oppenheimer Trinity Large Cap Growth Fund (not annualized) for a calendar quarter was 20.49% (4th Q'99) and the lowest return (not annualized) for a calendar quarter was -22.44% (4th Q00).

Annual  Total  Returns  for   Oppenheimer   Growth  Fund  (Class  A)(as  of
12/31/02):

Calendar          Oppenheimer
Year              Growth Fund
Ended             Class A Shares
--------------------------------

12/31/01                -24.54%
12/31/00                -11.16%
12/31/99                46.73%
12/31/98                10.95%
12/31/97                18.12%
12/31/96                23.46%
12/31/95                34.95%
12/31/94                2.38%
12/31/93                2.72%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -0.85%.
During the period shown in the bar chart, the highest return for
Oppenheimer Growth Fund (not annualized) for a calendar quarter was
30.16% (4Q'99) and the lowest return (not annualized) for a calendar quarter was -25.55% (4Q'00).

Average  annual total returns for the Funds for the periods ended  December
31, 2002 are as follows:

----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund                Past 1-year     Past        Past
                                                            5-years    10-years
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class A        -26.34%      -10.20%*      N/A
Shares Return Before Taxes (inception
12/17/98)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares Return After Taxes on         -26.34%      -11.00%*       N/A
Distributions

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares          -16.04%    -8.07%*     N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
S&P 500 Barra Growth Index (from 12/31/98)     -23.59%    -9.65%*     N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  B   -26.26%    -11.75%*    N/A
(inception 3/1/99)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  C   -23.16%    -11.12%*       N/A
(inception 3/01/99)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  N   -22.83%    -18.40%*       N/A
(inception 3/1/01)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  Y   -21.38%    -8.39%*        N/A
(inception 9/1/99)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class A Shares Return Before     -29.98%      -5.24%        4.69%
Taxes (inception 3/15/73)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares Return After Taxes on         -29.98%      -6.27%         2.68%
Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares          -18.25%    -3.85%        3.49%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                  -22.09%    -0.58%        9.34%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class B (inception 8/17/93)        -30.05%    -5.18%        5.24%*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class C (inception 11/1/95)        -27.08%    -4.86%        1.75%*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class N (inception 3/1/01)         -25.49%     -21.40%*       N/A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Growth Fund Class Y (inception 6/1/94)         -25.60%      -3.88%      5.93%*
----------------------------------------------------------------------------------
*Life-of-class

Average  annual total  returns for the Funds for the periods ended June 30,
2003 are as follows:

-----------------------------------------------------------------------------------
                                             Past 1-year  Past        Past      10
Trinity Large Cap Growth Fund                             5-years     years
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class A           -4.64%      -7.31%*       N/A
Shares Return Before Taxes (inception
12/17/98)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A Shares Return After Taxes on            -4.64%      -8.05%*       N/A
Distributions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares           -3.01%      -6.42%*       N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
S&P BARRA Growth Index (from 12/31/98)           2.32%       -6.44%*      N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class B           -4.70%      -8.50%*       N/A
(inception 3/1/99)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class C           -0.70%      -8.11%*       N/A
(inception 3/1/99)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity Large Cap Growth Fund Class N           -0.26%     -11.51%*       N/A
(inception 3/1/01)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Trinity   Large  Cap  Growth  Fund  Class  Y    1.60%       -5.63%*       N/A
(inception 12/17/98)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Growth Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class A Shares Return Before       -11.84%      -5.26%       5.75%
Taxes (inception 9/16/85)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A Shares Return After Taxes on           -11.84%      -6.29%       3.72%
Distributions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A Shares Return After Taxes on            -7.70%      -4.52%       4.15%
Distributions and Sale of Fund Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
S&P 500 Index (from 06/30/93)                    0.25%      -1.61%       10.04%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class B (inception 10/2/95)        -11.85%      -5.18%       5.89%*
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class C (inception 5/1/96)            -8.15%    -4.88%       2.74%*
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class N (inception 3/1/01)            -6.57%   -14.34%*       N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Growth Fund Class Y (inception 12/16/96)          -6.30%      -3.89%     6.62%*
-----------------------------------------------------------------------------------
*Life-of-class.
The Funds' average annual total returns in the table include the applicable sales charges: for Class A shares of each Fund, the current maximum initial sales charge is 5.75%; for Class B shares of Oppenheimer
Trinity Large Cap Growth Fund, the contingent deferred sales charges is
5% (1-year), 4% (2-years) and 3% (life-of-class); for Class B shares of
Oppenheimer Growth Fund, the contingent deferred sales charges of 5%
(1-year), 4% (2-years), 3% (3- years  and 4-years), 2% (5-years) and 1%
(6-years); and for Class C and Class N of each Fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.
There is no sales charge on Class Y shares.  The Funds' returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Funds' Class A shares is compared to the
S&P 500/Barra Growth Index, which are unmanaged indices of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, fees, expenses or taxes. The Funds may have investments that vary from those in the index.

How Has The Fund  Performed?  Below is a  discussion  by  OppenheimerFunds,
Inc. of Growth Fund's  performance  during its fiscal year ended August 31,
2002,  followed by a graphical  comparison of the Growth Fund's performance to an appropriate broad-based market index.

Management's  Discussion Of  Performance.  During the one-year  period that ended August 31,  2002,  Growth Fund  outperformed  its  benchmark  and the majority  of its  peers  amid  widespread  declines  in  stock  prices.  We
attribute   the  Fund's   above-average   performance   to  a   disciplined
investment  strategy  that focused on the quality and  sustainability  of a company's  growth,  rather than on the sheer  magnitude of its growth.  The
Fund's  best-performing  stocks were  concentrated in the health care area, particularly  among health care  services and medical  products  companies.
Other  attractive  areas  of  investment  proved  to be  consumer  products
companies   and   market-sensitive    financials.   The   Fund's   relative
performance  was  hurt  by  declines  in  capital  goods  holdings,   cable
industry  holdings,  and  individual  stocks in a variety of other sectors.
The Fund's portfolio and our management strategies are subject to change.

Comparing  The Fund's  Performance  To The  Market.  The graphs that follow show the  performance  of a hypothetical  $10,000  investment in each class of shares of the Fund held until fiscal  year-end  August 31, 2002.  In the case of Class A shares,  performance  is measured  over a ten year  period;
in the case of Class B shares,  from the  inception  of the class on August
17, 1993; in the case of Class C shares,  performance  is measured from the inception  of the  class  on  November  1,  1995;  in the  case of  Class N shares,  performance  is measured  from  inception of the class on March 1,
2001;  and in the case of Class Y shares,  from the  inception of the class on June 1, 1994.  The Fund's  performance  reflects  the  deduction  of the maximum initial sales charge on Class A shares,  the applicable  contingent deferred  sales  charge  on  Class  B,  Class  C and  Class N  shares,  and reinvestment of all dividends and capital gains  distributions.  The graphs do not reflect  deduction  of income taxes on an  individual's  investment, which may  reduce an  investor's  actual  investment  returns  on income or gains paid by the Fund.

The Fund's  performance  is compared to the  performance  of the Standard &
Poor's (S&P) 500 Index,  a broad-based  index of equity  securities  widely regarded  as a  general  measure  of the  performance  of the  U.S.  equity
securities   market.   Index  performance   reflects  the  reinvestment  of
dividends   but  does  not  consider   the  effect  of  capital   gains  or
transaction  costs,  and none of the data in the graphs shows the effect of taxes.  The Fund's  performance  reflects  the effect of Fund  business and operating  expenses.  While  index  comparisons  may be useful to provide a benchmark  for the  Fund's  performance,  it must be noted  that the Fund's investments are not limited to the securities in the index shown.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1992              $9,425               $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1992              $9,977               $10,315
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1992              $11,173              $10,834
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1993              $11,153              $11,306
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1993              $11,016              $11,361
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $11,233              $11,653
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $11,476              $11,923
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $11,228              $11,472
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $11,045              $11,520
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $11,783              $12,082
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $11,749              $12,080
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $12,882              $13,255
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $14,298              $14,518
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $15,495              $15,671
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $15,856              $16,614
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $16,803              $17,505
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $17,300              $18,290
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $17,434              $17,852
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $19,737              $20,839
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $20,478              $21,872
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $21,718              $23,584
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $23,541              $25,104
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $23,232              $26,778
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $24,705              $29,524
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $25,008              $30,814
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $20,806              $27,142
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $24,500              $33,120
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $25,880              $35,358
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1999              $26,922              $37,295
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $29,001              $37,947
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $32,953              $40,040
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $44,082              $39,504
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $37,899              $41,200
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $48,461              $44,135
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $33,287              $38,348
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $29,216              $36,267
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $27,269              $36,854
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $24,291              $33,377
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $24,832              $33,665
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $23,679              $32,819
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $22,927              $31,755
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $20,219              $27,373
---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     08/17/1993              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $10,217              $9,923
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $10,414              $10,153
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $10,161              $9,769
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $9,980               $9,810
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $10,625              $10,288
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $10,571              $10,287
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $11,557              $11,287
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $12,796              $12,363
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $13,837              $13,345
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $14,126              $14,147
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $14,937              $14,907
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $15,349              $15,575
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $15,443              $15,202
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $17,445              $17,745
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $18,064              $18,625
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $19,121              $20,083
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $20,683              $21,377
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $20,372              $22,803
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $21,621              $25,141
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $21,841              $26,240
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $18,136              $23,113
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $21,313              $28,204
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $22,468              $30,109
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1999              $23,324              $31,759
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $25,087              $32,314
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $28,506              $34,096
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $38,134              $33,640
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $32,785              $35,084
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $41,921              $37,583
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $28,795              $32,656
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $25,274              $30,883
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $23,590              $31,383
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $21,013              $28,422
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $21,481              $28,667
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $20,484              $27,947
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $19,833              $27,041
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $17,490              $23,310
---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in  S&P 500 Index
                     Fund
---------------------------------------------------------------
---------------------------------------------------------------
     11/01/1995              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $10,128              $10,640
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $10,711              $11,211
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $11,006              $11,713
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $11,073              $11,432
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $12,507              $13,345
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $12,952              $14,007
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $13,710              $15,104
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $14,830              $16,077
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $14,607              $17,149
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $15,502              $18,907
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $15,662              $19,734
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $13,001              $17,382
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $15,280              $21,211
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $16,107              $22,643
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1988              $16,726              $23,884
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $17,977              $24,301
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $20,389              $25,642
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $27,225              $25,299
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $23,360              $26,385
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $29,819              $28,264
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $20,441              $24,559
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $17,908              $23,226
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $16,681              $23,602
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $14,831              $21,375
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $15,133              $21,559
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $14,403              $21,018
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $13,917              $20,336
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $12,252              $17,530
---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     03/01/2001              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $9,246               $10,162
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $8,231               $9,203
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $8,406               $9,283
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $8,011               $9,049
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $7,752               $8,756
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $6,764               $7,548
---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Growth Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     06/01/1994              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $9,487               $9,755
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $10,132              $10,231
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $10,103              $10,230
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $11,077              $11,224
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $12,294              $12,294
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $13,328              $13,271
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $13,641              $14,069
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $14,456              $14,824
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $14,889              $15,489
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1996              $15,009              $15,117
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1996              $17,000              $17,647
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1997              $17,648              $18,522
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1997              $18,728              $19,972
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1997              $20,316              $21,259
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1997              $20,065              $22,677
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1998              $21,350              $25,002
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1998              $21,630              $26,095
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1998              $18,005              $22,985
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1998              $21,213              $28,047
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/1999              $22,421              $29,942
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/1999              $23,332              $31,583
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/1999              $25,161              $32,135
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/1999              $28,603              $33,907
---------------------------------------------------------------
---------------------------------------------------------------
     02/29/2000              $38,284              $33,453
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2000              $32,940              $34,889
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2000              $42,159              $37,375
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2000              $28,963              $32,475
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2001              $25,437              $30,712
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2001              $23,766              $31,209
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2001              $21,176              $28,264
---------------------------------------------------------------
---------------------------------------------------------------
     11/30/2001              $21,675              $28,508
---------------------------------------------------------------
---------------------------------------------------------------
     02/28/2002              $20,680              $27,792
---------------------------------------------------------------
---------------------------------------------------------------
     05/31/2002              $20,038              $26,891
---------------------------------------------------------------
---------------------------------------------------------------
     08/31/2002              $17,682              $23,181
---------------------------------------------------------------

      Total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance. Graphs are not drawn to the same scale.

What are other Key Features of the Funds?

      The  description  of  certain  key  features  of the  Funds  below is
supplemented  by  each  Fund's   Prospectus  and  Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management  and Fees - The Manager  manages the assets of both Funds and makes  their  respective  investment  decisions.  Both Funds obtain  investment  management  services from the Manager  according to the terms of management  agreements  that are  substantially  identical.  Under the  management  agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------
     Trinity Large Cap Growth Fund                     Growth Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million          0.75% of the first $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million          0.72% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.69% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million          0.66% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.60% in excess of $800 million          0.60% of the next $700 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                       0.58% of the next $1.0
                                         billion
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                             0.56% of the next $2.0 billion
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                             0.54% in excess of $4.5 billion
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for Trinity Large Cap Growth Fund for the twelve months  ended  March 31,  2003 was 0.75% of the  average  annual net assets for each  class of  shares.  The  management  fee for  Growth  Fund for the twelve  months  ended March 31,  2003 was 0.65% of the  average  annual net assets  for each  class of shares.  The 12b-1  distribution  plans for both
Funds  are  substantially  similar.  However,  the  "Management  Fees"  and
"Other  Expenses"  the  Funds  incur,  including  transfer  agent  fees and custodial,  accounting  and legal  expenses,  have  differed,  with  Growth
Fund's  "Management Fees," "Other Expenses" and "Total Expenses" being less than  those of Trinity  Large Cap  Growth  Fund  because  Growth  Fund is a significantly larger fund.

-------------------------------------------------------------------------------------
                              Management    Distribution   Other       Total Annual
                              Fee           and/or 12b-1   Expenses    Operating
                                            Fees1                      Expenses
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Trinity   Large  Cap   Growth 0.75%         0.23%          0.93%       1.91%
Fund Class A shares
(12 months ended 3/31/03)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Growth Fund Class A Shares    0.65%         0.23%          0.46%       1.34%
(12 months ended 3/31/03)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Pro Forma - Combined funds    0.65%         0.23%          0.46%       1.34%
at 3/31/03
-------------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and  custodial,  accounting and legal expenses the Funds pay. This chart is for  illustrative  purposes only.
1.  Class A shares  12b-1  fee is not full 25 basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets  under  management  for Growth  Fund on March 31, 2003 were  $1,410,745,297  as compared  to  $33,022,245  for  Trinity  Large Cap
Growth  Fund.  Effective  upon  the  Closing  of  the  Reorganization,  the management  fee rate for  Growth  Fund is  expected  to be 0.65% of average annual net  assets  based on  combined  assets of the Funds as of March 31,
2003.  Additionally,  the  "Other  Expenses"  of  the  surviving  Fund  are expected to be the same as the "Other Expenses" of Growth Fund.

      For a  detailed  description  of each  Fund's  investment  management agreement,  see  the  section  below  entitled  "Comparison  of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

Transfer  Agency and  Custody  Services - Both  Funds  receive  shareholder accounting and other clerical  services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual  per-account  fee basis for both  Funds.  The terms of the  transfer agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Large Cap Growth
Fund and Growth Fund. Citibank, N.A. is located at 111 Wall Street, New
York, New York 10005.

      Distribution  Services  -  OppenheimerFunds  Distributor,  Inc.  (the
"Distributor")  acts as the principal  underwriter  in a continuous  public offering of shares of both Funds,  but is not  obligated to sell a specific number of  shares.  Both Funds have  adopted a Service  Plan and  Agreement under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.
The  Service  Plan  provides  for  the  reimbursement  to  OppenheimerFunds
Distributor,  Inc.  (the  "Distributor"),   for  a  portion  of  its  costs
incurred  in  connection  with the  personal  service  and  maintenance  of accounts  that  hold  Class A shares  of the  respective  Funds.  Under the
Class A Service  Plans,  reimbursement  is made quarterly at an annual rate that may not  exceed  0.25% of the  average  annual  net  assets of Class A shares  of the  respective  Fund.  The  Distributor  currently  uses all of those  fees to  compensate  dealers,  brokers,  banks and  other  financial institutions  quarterly for providing  personal  service and maintenance of accounts  of their  customers  that hold  Class A shares of the  respective
Funds.

      Both  Funds  have  adopted   Distribution   and  Service   Plans  and
Agreements  under Rule  12b-1 of the  Investment  Company  Act for Class B,
Class C and Class N shares.  These plans  compensate  the  Distributor  for its  services and costs in  connection  with the  distribution  of Class B,
Class C and Class N shares and the  personal  service  and  maintenance  of shareholder  accounts.  Under each Class B and Class C Plan,  the Funds pay the  Distributor  a  service  fee at an  annual  rate of 0.25%  of  average annual net  assets and an  asset-based  sales  charge at an annual  rate of
0.75% of  average  annual  net  assets.  Under  each Class N Plan the Funds pay the  Distributor  a service  fee at an annual  rate of 0.25% of average annual net  assets and an  asset-based  sales  charge at an annual  rate of
0.25% of average  annual net assets.  All fee  amounts are  computed on the average  annual net assets of the class  determined as of the close of each regular  business  day  of  each  Fund.  The  Distributor  uses  all of the service fees to  compensate  dealers for  providing  personal  services and maintenance  of accounts of their  customers that hold shares of the Funds.
The  Class B and  Class N  asset-based  sales  charge  is  retained  by the
Distributor.  After the first year,  the Class C  asset-based  sales charge is paid to the  broker-dealer  as an ongoing  concession  for  shares  that have  been  outstanding  for a year  or  more.  The  terms  of  the  Funds'
respective Distribution and Service Plans are substantially similar.

      For  a  detailed  description  of  each  Fund's  distribution-related
services,   see  the  section  below  titled   "Comparison   of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Purchases,  Redemptions,  Exchanges and other Shareholder  Services -
Both Funds have the same  requirements  and restrictions in connection with purchases,  redemptions and exchanges.  In addition,  each Fund also offers
the  same  types  of  shareholder   services.   More  detailed  information
regarding  purchases,  redemptions,  exchanges and shareholder services can be found  below in the  section  below  titled  "Comparison  of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Dividends  and   Distributions   -  Both  Funds   declare   dividends
separately  for each class of shares from net  investment  income  annually and pay those  dividends to  shareholders in December on a date selected by the Board of each Fund.

      For a detailed  description  of each Fund's  policy on dividends  and
distributions,   see  the  section   entitled   "Comparison  of  Investment
Objectives  and  Policies - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

What are the Principal Risks of an Investment in Growth Fund?

      As with most  investments,  investments  in Growth  Fund and  Trinity
Large Cap Growth Fund  involve  risks.  There can be no  guarantee  against loss  resulting  from an  investment  in either Fund,  nor can there be any assurance  that either  Fund will  achieve its  investment  objective.  The risks  associated  with an  investment  in each Fund are  similar.  Because both  Funds  invest  primarily  in stocks of U.S.  companies,  the value of each  Fund's  portfolio  will be  affected  by  changes  in the U.S.  stock markets.  The  prices  of  individual  stocks  do not all  move in the same direction  uniformly  at the same time and the  volatility  of their prices at  times  may  be  great.  A  particular  company's  stock  price  can  be affected by, among other  things,  a poor  earnings  report,  loss of major customers,  major litigation against the company,  or changes in government regulations affecting the company or its industry.

      For more  information  about the risks of the Funds,  see below "What are the Main Risks  Associated  with an Investment in the Funds?" under the heading "Comparison of Investment Objectives and Policies."

                      REASONS FOR THE REORGANIZATION

      At a meeting of the Board of  Trustees  of  Trinity  Large Cap Growth
Fund held April 17,  2003,  the Board  considered  whether  to approve  the proposed  Reorganization  and reviewed and  discussed  with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the proposed  Reorganization.  Included in the materials was information
with  respect  to  each  Fund's   investment   objectives   and   policies,
management   fees,   distribution   fees  and  other  operating   expenses,
historical performance and asset size.

      The Board reviewed  information  demonstrating that Trinity Large Cap
Growth Fund is a  relatively  smaller fund with  approximately  $33,022,245 in net assets as of March 31,  2003.  The Board  anticipates  that  Trinity
Large Cap Growth Fund's assets will not increase  substantially  in size in
the  near   future.   In   comparison,   Growth   Fund  had   approximately
$1,410,745,297   in  net   assets   as  of  March  31,   2003.   After  the
Reorganization,  the  shareholders  of Trinity  Large Cap Growth Fund would become  shareholders  of a larger  fund that is  anticipated  to have lower overall  operating  expenses than Trinity Large Cap Growth Fund.  Economies of scale may benefit shareholders of Trinity Large Cap Growth Fund.

      The  Board   considered   the  fact  that  both  Funds  have  similar
investment objectives.  Additionally,  the Board considered that both Funds invest a  substantial  portion  of their  assets in  common  stocks of U.S.
companies.

      The Board noted that Growth Fund's  management  fee rate is less than that  of  Trinity  Large  Cap  Growth  Fund on  assets  in  excess  of $1.5
billion.   The  Board  also  considered  that  historically  Growth  Fund's performance has been better than that of Trinity Large Cap Growth Fund.

      The  procedures for  purchases,  exchanges and  redemptions of shares of the  Funds  are  identical  and  both  Funds  offer  the  same  investor services and options.

      The  Board  also   considered   the  terms  and   conditions  of  the
Reorganization,  including  that there would be no sales charge  imposed in effecting the  Reorganization  and that the  Reorganization  is expected to be a tax-free  reorganization.  The Board  concluded that Trinity Large Cap
Growth Fund's  participation  in the  transaction  is in the best interests of the Fund  and its  shareholders,  notwithstanding  that  the  lower  pro forma  expenses  of the  combined  funds  (relative  to  Trinity  Large Cap
Growth  Fund) and the  historically  better  performance  of Growth Fund is subject  to  change,  and that the  Reorganization  would  not  result in a dilution of the  interests of existing  shareholders  of Trinity  Large Cap
Growth Fund.

      After  consideration  of the above  factors,  and such other  factors and  information  as the Board of  Trinity  Large Cap  Growth  Fund  deemed relevant,  the  Board,  including  the  Trustees  who are  not  "interested persons"  (as  defined in the  Investment  Company  Act) of either  Trinity
Large  Cap  Growth  Fund  or  the  Manager  (the  "Independent  Trustees"),
unanimously  approved the Reorganization  and the Reorganization  Agreement
and voted to recommend  its approval to the  shareholders  of Trinity Large
Cap Growth Fund.

      The Board of  Growth  Fund also  determined  that the  Reorganization was in the best interests of Growth Fund and its  shareholders  and that no dilution would result to those  shareholders.  Growth Fund  shareholders do not vote on the  Reorganization.  The Board of Growth Fund,  including  the
Independent  Trustees,  unanimously  approved  the  Reorganization  and the
Reorganization Agreement.

      For the  reasons  discussed  above,  the Board,  on behalf of Trinity
Large Cap  Growth  Fund,  recommends  that you vote FOR the  Reorganization
Agreement.  If  shareholders  of  Trinity  Large  Cap  Growth  Fund  do not approve the  Reorganization  Agreement,  the  Reorganization  will not take place.

                   INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should  read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Large Cap Growth  Fund  approve the
Reorganization   Agreement,   the  Reorganization  will  take  place  after
various  conditions  are  satisfied  by Trinity  Large Cap Growth  Fund and
Growth  Fund,  including  delivery of certain  documents.  The Closing Date is presently  scheduled for  September  20, 2003 and the Valuation  Date is
presently scheduled for September 19, 2003.

      If  shareholders  of  Trinity  Large  Cap  Growth  Fund  approve  the
Reorganization  Agreement,  Trinity  Large Cap Growth Fund will  deliver to
Growth  Fund  substantially  all of its  assets  on the  Closing  Date.  In exchange,  shareholders  of  Trinity  Large Cap  Growth  Fund will  receive
Class A,  Class B,  Class C Class N and  Class Y Growth  Fund  shares  that have a value equal to the dollar  value of the assets  delivered by Trinity
Large Cap Growth Fund to Growth  Fund.  Trinity  Large Cap Growth Fund will then be  liquidated  and its  outstanding  shares  will be  cancelled.  The stock  transfer  books of Trinity Large Cap Growth Fund will be permanently closed at the close of  business on the  Valuation  Date.  Only  redemption requests  received  by the  Transfer  Agent in proper form on or before the close of  business  on the  Valuation  Date will be  fulfilled  by  Trinity
Large Cap Growth Fund.  Redemption  requests  received after that time will be considered requests to redeem shares of Growth Fund.

      Shareholders  of Trinity  Large Cap Growth  Fund who vote their Class
A,  Class  B,  Class  C,  Class  N and  Class  Y  shares  in  favor  of the
Reorganization  will be  electing  in  effect  to  redeem  their  shares of
Trinity  Large Cap Growth  Fund at net asset value on the  Valuation  Date, after  Trinity  Large  Cap  Growth  Fund  subtracts  a  cash  reserve,  and reinvest  the  proceeds  in Class A,  Class B, Class C, Class N and Class Y shares of Growth Fund at net asset  value.  The cash  reserve is the amount of cash  retained  by  Trinity  Large  Cap  Growth  Fund  which  is  deemed sufficient  in the  discretion  of the Board for the  payment of the Fund's outstanding  debts and  expenses of  liquidation  incurred on or before the
Closing  Date of the  Reorganization.  Trinity  Large Cap Growth  Fund will cease  to  exist on the  Closing  Date.  Growth  Fund is not  assuming  any debts  of  Trinity  Large  Cap  Growth  Fund  except  debts  for  unsettled securities  transactions  and outstanding  dividend and redemption  checks.
Trinity  Large Cap Growth Fund will  recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under  the  Reorganization  Agreement,  within  one  year  after  the
Closing Date,  Trinity Large Cap Growth Fund shall:  (a) either pay or make provision  for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash  reserve to Growth  Fund,  if such  remaining amount  is  not  material  (as  defined  below)  or  (ii)  distribute  such remaining  amount to the  shareholders of Trinity Large Cap Growth Fund who were  shareholders  on the Valuation  Date.  The remaining  amount shall be deemed to be  material  if the amount to be  distributed,  after  deducting the  estimated  expenses  of the  distribution,  equals or exceeds one cent
per  share  of  the  number  of  Trinity   Large  Cap  Growth  Fund  shares
outstanding  on the  Valuation  Date.  If the cash reserve is  insufficient to  satisfy  any of  Trinity  Large  Cap  Growth  Fund's  liabilities,  the
Manager  will assume  responsibility  for any such  unsatisfied  liability.
Within one year after the Closing Date,  Trinity Large Cap Growth Fund will complete its liquidation.

      Under the Reorganization  Agreement,  either Trinity Large Cap Growth
Fund  or  Growth  Fund  may  abandon  and  terminate   the   Reorganization
Agreement  for any reason and there  shall be no  liability  for damages or other  recourse  available to the other Fund,  provided,  however,  that in the  event  that  one  of  the  Funds  terminates  this  Agreement  without reasonable cause, it shall,  upon demand,  reimburse the other Fund for all expenses,  including  reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds may agree to amend the
Reorganization  Agreement  without  shareholder  approval.  They  may  also agree to terminate  and abandon the  Reorganization  at any time before or, to the extent  permitted  by law,  after the  approval of  shareholders  of
Trinity Large Cap Growth Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and  mailing  the  proxies and this  Prospectus and Proxy  Statement will be borne by Trinity Large Cap Growth Fund.  Those printing  costs and mailing  costs are estimated to be $13,000 and $12,000, respectively.  The  Funds  will  bear  the  cost of  their  respective  tax opinions.  Any documents  such as existing  prospectuses  or annual reports that are included in the proxy mailing or at a  shareholder's  request will be a cost  of the  Fund  issuing  the  document.  Any  other  out-of-pocket expenses  associated with the  Reorganization  will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The   Reorganization   is   intended   to   qualify   as  a  tax-free
reorganization  for federal income tax purposes under Section  368(a)(1) of
the  Internal   Revenue  Code  of  1986,  as  amended.   Based  on  certain
assumptions  and  representations  received  from Trinity  Large Cap Growth
Fund and Growth  Fund,  it is expected  to be the opinion of KPMG LLP,  tax advisor to Trinity  Large Cap Growth  Fund,  that  shareholders  of Trinity
Large Cap  Growth  Fund  will not  recognize  any gain or loss for  federal income  tax  purposes  as a result  of the  exchange  of their  shares  for shares of  Growth  Fund,  and that  shareholders  of  Growth  Fund will not recognize  any gain or loss  upon  receipt  of  Trinity  Large  Cap  Growth
Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund
may  still   choose  to  go  forward  with  the   reorganization,   pending
re-solicitation  of  shareholders  and shareholder  approval.  In addition, neither  Fund is  expected  to  recognize a gain or loss as a result of the
Reorganization.

      Immediately  prior to the  Valuation  Date,  Trinity Large Cap Growth
Fund will pay a  dividend  which will have the  effect of  distributing  to
Trinity  Large Cap Growth  Fund's  shareholders  all of  Trinity  Large Cap
Growth  Fund's net  investment  company  taxable  income for taxable  years ending on or prior to the  Closing  Date  (computed  without  regard to any deduction for  dividends  paid) and all of its net capital  gains,  if any, realized in taxable  years  ending on or prior to the  Closing  Date (after reduction for any available  capital loss  carry-forward).  Such  dividends will be included in the taxable  income of Trinity  Large Cap Growth Fund's shareholders as ordinary income and capital gain, respectively.

      You will  continue to be  responsible  for tracking the purchase cost and  holding  period of your  shares and should  consult  your tax  advisor regarding  the  effect,  if any,  of the  Reorganization  in  light of your individual  circumstances.  You should also  consult your tax advisor as to state and local and other tax consequences,  if any, of the  Reorganization because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Growth Fund?

      The  rights  of  shareholders  of both  Funds are  substantially  the same.  Class A, Class B,  Class C, Class N and/or  Class Y shares of Growth
Fund will be  distributed  to  shareholders  of Class A,  Class B, Class C,
Class  N  and/or  Class  Y  shares  of  Trinity   Large  Cap  Growth  Fund,
respectively,  in connection  with the  Reorganization.  Each share will be fully  paid and  nonassessable  when  issued,  will have no  preemptive  or conversion  rights and will be  transferable  on the books of Growth  Fund.
Trinity Large Cap Growth Fund's  Declaration  of Trust  contains an express
disclaimer   of   shareholder   or   Trustee   liability   for  the  Fund's
obligations,   and  provides  for   indemnification  and  reimbursement  of
expenses out of its property for any  shareholder  held  personally  liable for its obligations.  Neither Fund permits  cumulative  voting.  The shares of  Growth  Fund  will be  recorded  electronically  in each  shareholder's account.  Growth Fund will then send a  confirmation  to each  shareholder.
Shareholders  of  Trinity  Large  Cap  Growth  Fund  holding   certificates
representing   their  shares  will  not  be  required  to  surrender  their
certificates  in  connection  with  the  reorganization.   However,  former
shareholders   of  Trinity   Large  Cap  Growth   Fund  whose   shares  are
represented  by  outstanding  share  certificates  will not be  allowed  to redeem,  exchange,  transfer or pledge  shares of Growth Fund they  receive in the  Reorganization  until the  exchanged  Trinity Large Cap Growth Fund certificates have been returned to the Transfer Agent.

      Like Trinity  Large Cap Growth Fund,  Growth Fund does not  routinely hold annual shareholder meetings.

             COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes key investment  policies of Trinity Large Cap
Growth Fund and Growth Fund,  and certain  noteworthy  differences  between the investment objectives and policies of the two Funds.

      Are  there  any  significant   differences   between  the  investment
objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of  Trinity  Large Cap Growth  Fund  should  consider  the  differences  in
investment   objectives,   policies   and  risks  of  the  Funds.   Further
information  about  Growth  Fund  is set  forth  in its  Prospectus,  which accompanies  this  Prospectus  and  Proxy  Statement  and  is  incorporated herein  by  reference.  Additional  information  about  both  Funds  is set forth in their  Statements of Additional  Information,  Annual  Reports and
Semi-Annual  Reports,  which may be obtained  upon  request to the Transfer
Agent.  See   "Information   about  Trinity  Large  Cap  Growth  Fund"  and
"Information about Growth Fund."

      Trinity  Large  Cap  Growth  Fund  and  Growth  Fund  have  the  same
investment  objective--to  seek  capital  appreciation.   In  seeking  their
investment  objectives,  Trinity  Large Cap  Growth  Fund and  Growth  Fund
utilize  a similar  investing  strategy.  Trinity  Large  Cap  Growth  Fund invests in common  stocks  that are  included in the S&P  500/Barra  Growth
Index,  a subset of  stocks  included  in the S&P 500  Index.  Growth  Fund
looks  for  companies  with  above-average   earnings  growth  and  revenue
growth.  Trinity  Large Cap  Growth  Fund is  managed  with a  quantitative investment  process;  Oppenheimer Growth Fund is managed with a fundamental
"bottom up" investment style.

What are the Risk Factors Associated with an investment in the Funds?

      Like all  investments,  an investment  in both of the Funds  involves risk.  There is no  assurance  that  either  Fund will meet its  investment objective.  The  achievement  of  the  Funds'  goals  depends  upon  market conditions,  generally,  and  on the  portfolio  manager's  analytical  and portfolio  management  skills.  The risks described below collectively form the risk profiles of the
Funds,  and can  affect  the value of the  Funds'  investments,  investment performance  and  prices  per  share.  There  is also the  risk  that  poor securities  selection by the Manager  will cause the Funds to  underperform other  funds  having a similar  objective.  These  risks  mean that you can lose  money by  investing  in either  Fund.  When you redeem  your  shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity  Large Cap  Growth  Fund  invests in common  stocks  that are included  in the S&P 500  Index.  Growth  Fund  invests  mainly  in  common stocks of U.S.  companies of  different  capitalization  ranges,  presently focusing on mid-capitalization and large-capitalization issuers.

Other  Equity  Securities.  While  Growth Fund  emphasizes  investments  in common  stocks,  it can  also  buy  preferred  stocks  and  securities
     convertible   into   common   stock.   The  Manager   considers   some
     convertible  securities  to be  "equity  equivalents"  because  of the conversion  feature  and in that case their  rating has less impact on the  Manager's  investment  decision  than in the case of  other  debt
     securities.   Trinity  Large  Cap  Growth  Fund,  in  contrast,   only
     purchases common stocks included in the S&P 500 Index.

Foreign Securities.  Growth Fund can buy securities of companies or governments in any country, developed or underdeveloped. Growth Fund currently limits its investments in foreign securities to not more than 10% of its total assets, although it has the ability to invest up to 25% of its total assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

     The  change in value of a foreign  currency  against  the U.S.  dollar will  result  in a change  in the  U.S.  dollar  value  of  securities denominated  in that  foreign  currency.  Additional  risks of foreign securities  include  higher  transaction  and operating  costs for the
     Fund;  foreign  issuers  are not  subject to the same  accounting  and disclosure  requirements  that  apply to U.S.  companies;  and lack of uniform  accounting,  auditing and  financial  reporting  standards in
     foreign   countries   comparable  to  those   applicable  to  domestic
     issuers.

Derivatives.  Growth Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Growth Fund might use may be considered "derivative"
      investments.  Growth Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Growth Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks Growth
      Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result,
      Growth Fund's share prices could fall.  Certain derivative investments held by Growth Fund might be illiquid. Trinity Large
      Cap Growth Fund does not invest in derivative securities.

    Hedging.  Growth Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging
      instruments."  Some of these strategies would hedge Growth Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase
      Growth Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.
      Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Growth Fund's return.

Temporary  Defensive  Investments.  In times of adverse or unstable market, economic  or  political  conditions,  both Funds can invest up to 100%
     of their assets in temporary  defensive  investments.  Generally  they would be high-quality,  short-term money market  instruments,  such as
     U.S.   government   securities,   highly   rated   commercial   paper,
     short-term  corporate debt obligations or repurchase  agreements.  The
     Funds may also hold these types of securities  pending the  investment of proceeds  from the sale of Fund shares or portfolio  securities  or to meet  anticipated  redemption of Fund shares.  To the extent either
     Fund invests  defensively  in these  securities,  it might not achieve its investment objective.

Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult  to value them or dispose  of them  promptly  at an  acceptable  price.  A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the  Securities  Act of 1933.  Growth  Fund will not invest  more than
     10% (the  Board can  increase  that limit to 15%) of its net assets in illiquid or restricted  securities.  The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine  whether to sell any  holdings  to  maintain  adequate  liquidity.  Trinity  Large  Cap
     Growth Fund does not invest in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Large Cap  Growth  Fund and Growth  Fund have  certain
additional   investment   restrictions   that  are  fundamental   policies,
changeable  only  by  shareholder  approval.  Generally,  these  investment restrictions are similar between the Funds and are discussed below.

o     Neither  Fund can  concentrate  investments.  That means they  cannot invest 25% or more of their  respective  total  assets in any  industry.
   However,  there  is no  limitation  on  investments  in U.S.  government securities.

o     Neither  Fund  can  buy  or  sell  real  estate.  However,  they  can
   purchase   readily-marketable   securities  of  companies  holding  real
   estate or interests in real estate.

o     The  Funds  cannot  underwrite  securities  of  other  companies.   A
   permitted  exception  is in the  case  where a Fund is  deemed  to be an underwriter  under  the  Securities  Act  of  1933  when  reselling  any securities held in its own portfolio.

o     Neither  Fund  can  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for which assets of the Funds
   are   designated  as  segregated,   or  margin,   collateral  or  escrow
   arrangements  are  established,   to  cover  the  related   obligations.
   Examples  of  those  activities   include   borrowing   money,   reverse
   repurchase  agreements,  delayed-delivery  and when-issued  arrangements for  portfolio  securities  transactions,  and  contracts to buy or sell derivatives, hedging instruments, options or futures.

o     Neither  Fund  can  invest  in  physical   commodities   or  physical
   commodity  contracts.  However,  Growth  Fund may buy and  sell  hedging instruments permitted by any of its other investment policies.

o     Neither  Fund can buy  securities  issued  or  guaranteed  by any one issuer  if  more  than 5% of its  total  assets  would  be  invested  in securities  of that  issuer  or if it would  then  own more  than 10% of that issuer's  voting  securities.  That  restriction  applies to 75% of the Fund's total assets.  The limit does not apply to securities  issued by the U.S.  government or any of its agencies or  instrumentalities  or to  securities  of other  investment  companies.  This  means  that both
   Funds  are  presently  a  "diversified"  investment  company  under  the
   Investment Company Act.

o     Trinity  Large Cap Growth Fund cannot  borrow money except from banks in amounts not in excess of 5% of its assets as a  temporary  measure to meet  redemptions.  Growth  Fund  cannot  borrow  money in  excess of 33
   1/3% of the value of its total assets  (including the amount  borrowed).
   Growth  Fund may borrow  only from banks  and/or  affiliated  investment companies.  With  respect to this  fundamental  policy,  Growth Fund can borrow  only if it  maintains  a 300% ratio of assets to  borrowings  at all times in the  manner  set  forth in the  Investment  Company  Act of
   1940.

o     Neither  Fund can  make  loans.  However,  they  can  invest  in debt
   securities   that  the  respective   Fund's   investment   policies  and
   restrictions  permit it to  purchase.  The  Funds  may also  lend  their portfolio securities and enter into repurchase agreements.

o     Neither Fund can  mortgage,  pledge or otherwise  hypothecate  any of its  assets.  However,  this  does not  prohibit  the Fund  from  escrow arrangements  contemplated  by the put and call  activities  of the Fund or other  collateral or margin  arrangements  in connection  with any of the hedging instruments permitted by any of its other policies.

o     Neither  Fund  cannot   invest  in  companies   for  the  purpose  of
   acquiring control or management of them.

How do the Account Features and Shareholder Services for the Funds
Compare?

      Investment   Management-   Pursuant  to  each   investment   advisory
agreement,  the  Manager  acts as the  investment  advisor  for both Funds.
For  Trinity  Large Cap Growth  Fund,  the  Manager  has  retained  Trinity
Investment  Management,  the Sub-Advisor,  to provide day-to-day  portfolio management  for Trinity  Large Cap Growth Fund.  The  Sub-Advisory  fee for
Trinity Large Cap Growth Fund is paid to Trinity  Investment  Management by the Manager out of its  management  fee. If  shareholders  of Trinity Large
Cap Growth Fund  approve the  Reorganization,  the  Sub-Advisory  Agreement between the Manager and Trinity Investment Management will terminate.

      The  investment  advisory  agreements  state  that the  Manager  will provide  administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports  required by the
SEC,  reports to  shareholders,  and  composition  of proxy  statements and registration  statements  required  by Federal and state  securities  laws.
Further,  the Manager  has agreed to furnish  the Funds with office  space, facilities  and  equipment  and  arrange  for its  employees  to  serve  as officers of the Funds.  The  administrative  services to be provided by the
Manager  under  the  investment  advisory  agreement  will  be at  its  own expense.

      Expenses  not  expressly  assumed by the  Manager  under each  Fund's advisory  agreement or by the Distributor  under the General  Distributor's
Agreement are paid by the Funds.  The investment  advisory  agreements list examples  of  expenses  paid by the Funds,  the major  categories  of which
relate  to  interest,   taxes,  brokerage  commissions,   fees  to  certain
Trustees,   legal  and  audit   expenses,   custodian  and  transfer  agent
expenses,  share issuance costs,  certain printing and  registration  costs and non-recurring expenses, including litigation costs.

      Both investment  advisory  agreements  generally  provide that in the absence  of  willful  misfeasance,  bad  faith,  gross  negligence  in  the performance  of its duties or reckless  disregard  of its  obligations  and duties under the investment advisory  agreement,  the Manager is not liable for any loss  sustained  by reason of good  faith  errors or  omissions  in
connection  with  any  matters  to  which  the  agreement(s)   relate.  The
agreements  permit the Manager to act as  investment  advisor for any other person,  firm or corporation.  Pursuant to each  agreement,  the Manager is
permitted  to  use  the  name   "Oppenheimer"   in  connection  with  other
investment  companies  for  which  it may  act  as  investment  advisor  or general  distributor.  If the  Manager  shall no longer  act as  investment advisor to the Funds,  the Manager may  withdraw  the right of the Funds to use the name "Oppenheimer" as part of their names.

      The  Manager  is  controlled  by  Oppenheimer  Acquisition  Corp.,  a holding  company  owned  in part by  senior  officers  of the  Manager  and ultimately  controlled by Massachusetts  Mutual Life Insurance  Company,  a
mutual  life  insurance   company  that  also  advises  pension  plans  and
investment  companies.  The Manager has been an  investment  advisor  since
January  1960.  The  Manager  (including  subsidiaries  and  an  affiliate)
managed more than $120  billion in assets as of March 31,  2003,  including more  than 65 funds  with more than 7  million  shareholder  accounts.  The
Manager is located at 498 Seventh  Avenue,  10th Floor,  New York, New York
10018.  OppenheimerFunds  Services,  a  division  of the  Manager,  acts as transfer  and  shareholder  servicing  agent on an  at-cost  basis for both
Trinity  Large  Cap  Growth  Fund and  Growth  Fund and for  certain  other open-end funds managed by the Manager and its affiliates.

      Distribution  - Pursuant  to General  Distributor's  Agreements,  the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity  Large Cap Growth  Fund and  Growth  Fund,  but is not
obligated  to  sell  a  specific  number  of  shares.   Expenses   normally
attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses other than those furnished to existing  shareholders, are borne by the  Distributor,  except for those for which the  Distributor is paid  under  each  Fund's  Rule  12b-1  Distribution  and  Service  Plan described below.

      Both  Funds  have  adopted a Service  Plan and  Agreement  under Rule
12b-1 of the Investment  Company Act for their Class A shares.  The Service
Plan provides for the  reimbursement  to the  Distributor  for a portion of
its  costs   incurred  in   connection   with  the  personal   service  and
maintenance  of  accounts  that  hold  Class  A  shares.  Under  the  plan, reimbursement  is made  quarterly  at an annual  rate  that may not  exceed
0.25% of the  average  annual  net  assets of Class A shares of the  Funds.
The  Distributor  currently  uses all of those fees to compensate  dealers, brokers,  banks and other  financial  institutions  quarterly  for expenses they incur in providing  personal  service and  maintenance  of accounts of their customers that hold Class A shares.

      Both Funds have  adopted  Distribution  and Service  Plans under Rule
12b-1 of the  Investment  Company  Act for their Class B, Class C and Class
N shares.  The Funds' Plans  compensate  the  Distributor  for its services in  distributing  Class  B,  Class  C and  Class  N  shares  and  servicing accounts.  Under  both  Funds'  Plans,  the  Funds pay the  Distributor  an asset-based  sales  charge at an annual  rate of 0.75% of Class B and Class
C  assets,  and an  annual  asset-based  sales  charge  of 0.25% on Class N shares.  The  Distributor  also  receives  a service  fee 0.25% of  average annual net assets  under each plan.  All fee  amounts  are  computed on the average  annual net assets of the class  determined as of the close of each regular  business  day  of  each  Fund.  The  Distributor  uses  all of the service fees to compensate  broker-dealers  for providing personal services and  maintenance  of  accounts of their  customers  that hold shares of the
Funds.  The Class B and Class N  asset-based  sales charges are retained by the  Distributor.  After the first  year,  the  Class C  asset-based  sales charges are paid to  broker-dealers  who hold or whose clients hold Class C shares as an ongoing  concession for shares that have been  outstanding for a year or more.

      Purchases   and   Redemptions   -  Both   Funds   are   part  of  the
OppenheimerFunds  family of mutual funds.  The  procedures  for  purchases, exchanges  and  redemptions  of shares of the Funds are  identical.  Shares of either  Fund may be  exchanged  for  shares  of the same  class of other
Oppenheimer  funds  offering such shares.  Exchange  privileges are subject to amendment or termination at any time.

      Both Funds have the same initial and  subsequent  minimum  investment amounts  for the  purchase  of shares.  These  amounts  are $1,000 and $25, respectively.  Both Funds have a maximum  initial  sales charge of 5.75% on
Class A shares for  purchases  of less than  $25,000.  The sales  charge of
5.75% is  reduced  for  purchases  of Class A shares  of  $25,000  or more.
Investors  who  purchase  $1  million  or more of  Class  A  shares  pay no initial  sales  charge  but may  have to pay a  contingent  deferred  sales charge  ("CDSC")  of up to 1% if the  shares  are sold  within 18  calendar months from the  beginning  of the  calendar  month  during which they were purchased.  Class B shares  of the  Funds  are  sold  without  a  front-end sales  charge but  investors  will pay an annual  asset-based  sales charge and may be subject  to a CDSC upon  redemption  depending  on the length of time  the  shares  are  held.  The  CDSC  begins  at 5% for  Class B shares redeemed  in the first  year and  declines  to 1% in the sixth  year and is eliminated  after  that.  Class  C  shares  may  be  purchased  without  an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if shares are  redeemed  within 12 months of buying them, a CDSC of 1% may be  deducted.  Class N shares  are  purchased  without an initial sales charge,  but investors  will pay an annual  asset-based  sales charge if shares are  redeemed  within 18 months of the  retirement  plan's  first purchase of N shares, a CDSC of 1% may be deducted.

      Class A,  Class B,  Class C,  Class N and  Class Y shares  of  Growth
Fund  received  in the  Reorganization  will be issued at net asset  value, without a sales  charge and no CDSC will be imposed  on any  Trinity  Large
Cap Growth  Fund  shares  exchanged  for Growth  Fund shares as a result of the  Reorganization.  However,  any CDSC that applies to Trinity  Large Cap
Growth  Fund  shares  as of the date of the  exchange  will  carry  over to
Growth Fund shares received in the Reorganization.

      Shareholder    Services--Both   Funds   also   offer   the   following
privileges:  (i)  Right of  Accumulation,  (ii)  Letter  of  Intent,  (iii)
reinvestment of dividends and  distributions  at net asset value,  (iv) net asset  value  purchases  by certain  individuals  and  entities,  (v) Asset
Builder  (automatic   investment)  Plans,  (vi)  Automatic  Withdrawal  and
Exchange  Plans for  shareholders  who own  shares  of the Funds  valued at
$5,000  or more,  (vii)  AccountLink  and  PhoneLink  arrangements,  (viii)
exchanges  of shares for shares of the same  class of certain  other  funds at net  asset  value,  and  (ix)  telephone  and  Internet  redemption  and exchange  privileges.  All such  services  and  privileges  are  subject to amendment  or  termination  at any time and are subject to the terms of the
Funds' respective prospectuses.

      Dividends   and   Distributions   -  Both  Funds  intend  to  declare
dividends  separately for each class of shares from net  investment  income on an annual basis and to pay those  dividends to  shareholders in December on a date  selected by the Board of Trustees  of each Fund.  Dividends  and the  distributions  paid on Class A,  Class B,  Class C, Class N or Class Y
shares  may  vary  over  time,   depending   on  market   conditions,   the
composition   of  the  Funds'   portfolios,   and  expenses  borne  by  the
particular  class  of  shares.  Dividends  paid  on  Class  A  shares  will generally  be higher  than those paid on Class B, Class C, Class N or Class
Y shares,  which  normally  have  higher  expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no  guarantee  that  either
Fund will pay any dividends or distributions.

      Either  Fund may  realize  capital  gains  on the  sale of  portfolio securities.  If  it  does,  it  may  make  distributions  out  of  any  net short-term  or  long-term  capital  gains in  December  of each  year.  The
Funds may make  supplemental  distributions  of dividends and capital gains following the end of their fiscal years.

                            VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The   affirmative   vote  of  the  holders  of  a  "majority  of  the
outstanding  voting  securities" (as defined in the Investment Company Act)
of Trinity  Large Cap Growth Fund voting in the  aggregate and not by class is necessary to approve the  Reorganization  Agreement and the transactions contemplated  thereby.  As defined in the Investment  Company Act, the vote of a majority of the  outstanding  shares means the vote of (1) 67% or more of the Trinity  Large Cap Growth  Fund's  outstanding  shares  present at a meeting if the  holders of more than 50% of the  outstanding  shares of the
Fund are  present  or  represent  by  proxy;  or (2)  more  than 50% of the
Fund's  outstanding  shares,  whichever is less. Each  shareholder  will be entitled to one vote for each full share,  and a  fractional  vote for each fractional  share of  Trinity  Large Cap  Growth  Fund  held on the  Record
Date.  If  sufficient  votes to approve the  proposal  are not  received by the date of the Meeting,  the Meeting may be  adjourned  to permit  further solicitation  of proxies.  The holders of a majority of shares  entitled to vote at the  Meeting  and  present  in person or by proxy  (whether  or not sufficient  to  constitute  a quorum)  may  adjourn  the  Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting (if you are a record owner).
o     By telephone (please see the insert for instructions).

      A proxy card is, in  essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your  shares  will be voted in favor of the  Reorganization  Agreement.  Shareholders  may also be able to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may  revoke  your  proxy at any time  before it is voted by
(i)  writing  to the  Secretary  of Trinity  Large Cap  Growth  Fund at 498
Seventh Avenue,  10th Floor,  New York, New York 10018 (if received in time to be acted  upon);  (ii)  attending  the Meeting and voting in person;  or
(iii) signing and  returning a later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of  Trinity  Large Cap  Growth  Fund does not intend to bring any matters  before the Meeting other than those  described in this proxy.  It is not aware of any other  matters to be brought  before the  Meeting  by  others.  If any other  matters  legally  come  before the
Meeting, the proxy ballots confer  discretionary  authority with respect to such  matters,  and it is  the  intention  of the  persons  named  to  vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of  record of  Trinity  Large  Cap  Growth  Fund at the close of business on July 9, 2003 (the  "record  date") will be entitled to
vote  at  the  Meeting.   On  July  9,  2003,   there  were   5,689,205.145
outstanding  shares  of  Trinity  Large  Cap  Growth  Fund,  consisting  of
2,713,459.489  Class A shares,  2,038,074.502  Class B shares,  839,115.018
Class C shares,  80,783.590  Class N shares and 17,772.546  Class Y shares.
On July 9, 2003,  there  were  63,922,650.31  outstanding  shares of Growth
Fund,  consisting of 46,211,742.162 Class A shares,  11,659,544.541 Class B shares,  3,206,954.966  Class C  shares,  293,807.846  Class N  shares  and
2,550,600.795  Class Y shares.  Under  relevant state law and Trinity Large
Cap Growth Fund's charter documents,  proxies representing  abstentions and broker  non-votes  will be included for purposes of  determining  whether a quorum is  present  at the  Meeting,  but will be treated as votes not cast and,  therefore,  will not be counted for purposes of  determining  whether the  matters  and  proposals  and  motions to be voted upon at the  Meeting have been  approved.  For  purposes  of the  Meeting,  a majority of shares outstanding  and  entitled  to vote,  present in person or  represented  by proxy,  constitutes a quorum.  Growth Fund  shareholders do not vote on the
Reorganization.

What other solicitations will be made?

      Trinity  Large Cap  Growth  Fund will  request  broker-dealer  firms, custodians,  nominees  and  fiduciaries  to forward  proxy  material to the beneficial  owners of the  shares of  record,  and may  reimburse  them for
their   reasonable   expenses   incurred  in  connection  with  such  proxy
solicitation.  In addition to  solicitations  by mail,  officers of Trinity
Large  Cap  Growth  Fund or  officers  and  employees  of  OppenheimerFunds
Services,   without  extra  pay,  may  conduct   additional   solicitations
personally  or by telephone  or  telegraph.  Any expenses so incurred  will be borne by  OppenheimerFunds  Services.  Proxies may also be  solicited by a proxy  solicitation  firm  hired  at  Trinity  Large  Cap  Growth  Fund's expense.  If a proxy  solicitation  firm is hired,  it is anticipated  that the cost of engaging a proxy  solicitation  firm would not exceed  $32,000, plus the  additional  costs  which would be  incurred  in  connection  with contacting  those  shareholders  who have not voted, in the event of a need for resolicitation of votes.

      Shares  owned of record by  broker-dealers  for the  benefit of their customers  ("street  account  shares")  will be voted by the  broker-dealer based on  instructions  received  from its  customers.  If no  instructions are received,  and the broker-dealer does not have  discretionary  power to vote such street account  shares under  applicable  stock  exchange  rules, the shares  represented  thereby  will be  considered  to be present at the
Meeting   for   purposes   only  of   determining   the   quorum   ("broker
non-votes").  Because of the need to obtain a vote of the  majority  of the outstanding  voting  securities as described  above for the  Reorganization proposal  to pass,  abstentions  and  broker  non-votes  will have the same effect as a vote "against" the Proposal.

Are there any Appraisal Rights?

      No.  Under  the  Investment  Company  Act,  shareholders  do not have
rights  of   appraisal  as  a  result  of  the   Reorganization.   Although
appraisal  rights  are  unavailable,  you have the  right  to  redeem  your shares at net asset value until the  closing  date for the  Reorganization.
On or after  the  Valuation  Date,  you may  redeem  your new  Growth  Fund shares  or  exchange  them  into  shares  of  certain  other  funds  in the
OppenheimerFunds  family  of  mutual  funds,  subject  to the  terms of the prospectuses of both funds.

                          INFORMATION ABOUT GROWTH FUND

      Information  about  Growth Fund (SEC File No.  811-2306)  is included in Growth Fund's  Prospectus  dated October 23, 2002, as  supplemented  May
1,  2003,  which  accompanies  and is  considered  a  part  of  this  Proxy
Statement  and  Prospectus.  Additional  information  about  Growth Fund is included Growth Fund's  Statement of Additional  Information  dated October
23,  2002,  as revised  February 12, 2003,  and as  supplemented  March 31,
2003,  and its Annual and  Semi-Annual  Reports  dated  August 31, 2002 and
February  28,  2003,  respectively,  which have been filed with the SEC and are  incorporated  herein  by  reference.  You may  request  a free copy of these  materials  and other  information  by calling  1.800.708.7780  or by writing  to  Growth  Fund at  OppenheimerFunds  Services,  P.O.  Box  5270,
Denver,  CO 80217.  Growth  Fund also files  proxy  materials,  reports and other  information  with  the  SEC in  accordance  with  the  informational
requirements   of  the   Securities  and  Exchange  Act  of  1934  and  the
Investment  Company Act.  These  materials  can be inspected and copied at:
the   SEC's   Public   Reference   Room   in   Washington,   D.C.   (Phone:
1.202.942.8090)  or the EDGAR  database  on the SEC's  Internet  website at
http://www.sec.gov.  Copies may be obtained  upon payment of a  duplicating fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV
                                                         ------------------
or by writing  to the SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

                 INFORMATION ABOUT TRINITY LARGE CAP GROWTH FUND

      Information  about  Trinity  Large  Cap  Growth  Fund  (SEC  File No.
811-8613)  is  included  in the  current  Trinity  Large  Cap  Growth  Fund
Prospectus  dated  September 24, 2002, as  supplemented  May 14, 2003. This document  has  been  filed  with  the SEC  and is  incorporated  herein  by reference.  Additional  information  about Trinity Large Cap Growth Fund is also  included in the Fund's  Statement  of  Additional  Information  dated
September 24, 2002, as revised January 15, 2003 and as  supplemented  March
31, 2003,  Annual Report dated July 31, 2002 and  Semi-Annual  Report dated
January 31, 2003,  which have been filed with the SEC and are  incorporated herein  by  reference.  You may  request  free  copies  of  these  or other
documents   relating   to  Trinity   Large  Cap  Growth   Fund  by  calling
1.800.708.7780   or  by  writing  to  Trinity  Large  Cap  Growth  Fund  at
OppenheimerFunds  Services,  P.O. Box 5270,  Denver, CO 80217.  Reports and
other  information  filed by Trinity Large Cap Growth Fund can be inspected and  copied  at:  the  SEC's  Public  Reference  Room in  Washington,  D.C.
(Phone:  1.202.942.8090)  or  the  EDGAR  database  on the  SEC's  Internet website at  http://www.sec.gov.  Copies may be obtained  upon  payment of a duplicating  fee  by  electronic  request  at  the  SEC's  e-mail  address:
PUBLICINFO@SEC.GOV  or by writing to the SEC's  Public  Reference  Section,
------------------
Washington, D.C. 20549-0102.

                             PRINCIPAL SHAREHOLDERS

As of July 9, 2003,  the officers and Trustees of Trinity  Large Cap Growth
Fund,  as a group,  owned  less  than 1% of the  outstanding  shares of any class of  Trinity  Large Cap  Growth  Fund.  As of July 9,  2003,  the only persons who owned of record or were known by the  Trinity  Large Cap Growth
Fund  to  own   beneficially  5%  or  more  of  any  class  of  the  Fund's outstanding shares were as follows:

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its
Customers, Attention Fund Administration/9EFF5, 4800 Deer Lake Drive
East, Third Floor, Jacksonville, Florida 32246-6484 (which owned
68,954.338 Class C shares or 8.21% of the Class C shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Garry J.
Kroeger, 8104 Melody Lane, Dickinson, Texas 77539-7404 (which owned
8,605.986 Class N shares or 10.65% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR IRA FBO Donald Sinclair, 1816
North Fremont Street, Chicago, Illinois 60614-5005 (which owned 8,530.226
Class N shares or 10.55% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR IRA FBO Juanita I. Snider, 227W
Westview Avenue, Spokane, Washington 99218-2228 (which owned 6,036.643
Class N shares or 7.47% of the Class N shares then outstanding).

Jesus Socrates MD TR, Hanover Pathology Association PC FBO Cindy Sturtz,
290 Green Ridge Road, New Oxford, Pennsylvania 17350-8609 (which owned
5,113.252 Class N shares or 6.32% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR SAR/SEP, Miller Consulting
Engineers FBO Raymond T. Miller, 4 Sibelius Court, Lake Oswego, Oregon
97035-1422 (which owned 4,137.917 Class N shares or 5.12% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR IRA FBO James L. Snider, 227W
Westview Avenue, Spokane, Washington 99218-2228 (which owned 3,483.681
Class N shares or 4.31% of the Class N shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan,
Attention MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts
02116-5021 (which owned 17,580.326 Class Y shares or 98.91% of the Class
Y shares then outstanding).

As of July 9, 2003,  the officers and Trustees of Growth Fund,  as a group, owned  less  than 1% of the  outstanding  voting  shares  of any  class  of
Growth  Fund.  As of July 9, 2003,  the only persons who owned of record or were known by the Growth Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

Citigroup Global Markets Inc., Attention Cindy Tempesta, 333 West 34th
Street, 7th Floor, New York, New York 10001-2483 (which owned 211,581.401
Class C shares or 6.59% of the Class C shares then outstanding).

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its
Customers, Attention Fund Administration, 4800 Deer Lake Drive East, 3rd
Floor, Jacksonville, Florida 32246-6484 (which owned 22,003.188 Class N shares or 7.48% of the Class N shares then outstanding).

MCB Trust Services Customer, DE Mangelsdorf & S Overberg TR, Home Service
Oil Company 401(k), 700 17th Street, Suite 300, Denver, Colorado
80202-3531 (which owned 19,789.345 Class N shares or 6.73% of the Class N shares then outstanding).

MCB Trust Services TR, Spar Group Inc. 401(k) PSP, 700 17th Street, Suite
300, Denver, Colorado 80202-3531 (which owned 16,332.227 Class N shares or 5.55% of the Class N shares then outstanding).

MassMutual Life Insurance Company, Separate Investment Account, Attention
N225, 1295 State Street, Springfield, Massachusetts 01111-0001 (which owned 2,369,296.010 Class Y shares or 92.89% of the Class Y shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan,
Attention MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts
02116-5021 (which owned 135,961.594 Class Y shares or 5.33% of the Class
Y shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary

July 22, 2003

                      EXHIBITS TO THE COMBINED PROXY
                         STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity
      Large Cap Growth Fund and Oppenheimer Growth Fund

                                                                  EXHIBIT A

                   AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION  (the  "Agreement")  dated as of
    April 17, 2003 by and  between  Oppenheimer  Trinity  Large Cap Growth Fund
    ("Trinity  Large Cap Growth  Fund"),  a  Massachusetts  business  trust and
    Oppenheimer Growth Fund ("Growth Fund"), a Massachusetts business trust.

                                 W I T N E S S E T H:

          WHEREAS,  the parties are each open-end  investment  companies of the management type; and

          WHEREAS,   the   parties   hereto   desire   to   provide   for   the
    reorganization  pursuant to Section  368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code"),  of  Trinity  Large Cap  Growth  Fund
    through the acquisition by Growth Fund of  substantially  all of the assets of  Trinity  Large Cap Growth  Fund in  exchange  for the voting  shares of beneficial  interest  ("shares")  of Class A, Class B, Class C, Class N and
    Class Y shares  ("shares")  of  Growth  Fund and the  assumption  by Growth
    Fund of certain  liabilities of Trinity Large Cap Growth Fund,  which Class
    A, Class B,  Class C,  Class N and Class Y shares of Growth  Fund are to be distributed  by Trinity Large Cap Growth Fund pro rata to its  shareholders in  complete  liquidation  of Trinity  Large Cap Growth  Fund and  complete cancellation of its shares;

          NOW,  THEREFORE,  in  consideration  of the  mutual  promises  herein contained, the parties hereto agree as follows:

          1.    The parties  hereto  hereby  adopt this  Agreement  and Plan of
    Reorganization  (the  "Agreement")  pursuant  to Section  368(a)(1)  of the
    Code as follows:  The  reorganization  will be comprised of the acquisition by Growth  Fund of  substantially  all of the assets of  Trinity  Large Cap
    Growth  Fund in  exchange  for Class A, Class B, Class C, Class N and Class
    Y shares of  Growth  Fund and the  assumption  by  Growth  Fund of  certain
    liabilities   of  Trinity   Large  Cap  Growth   Fund,   followed   by  the
    distribution  of such  Class A,  Class  B,  Class  C,  Class N and  Class Y shares of Growth  Fund to the Class A,  Class B, Class C, Class N and Class
    Y  shareholders  of Trinity  Large Cap Growth  Fund in  exchange  for their
    Class A,  Class B,  Class C,  Class N and Class Y shares of  Trinity  Large
    Cap  Growth  Fund,  all  upon and  subject  to the  terms of the  Agreement hereinafter set forth.

                The share  transfer  books of  Trinity  Large Cap  Growth  Fund will be  permanently  closed at the close of business on the Valuation Date
    (as hereinafter  defined) and only redemption  requests  received in proper form on or prior to the close of  business on the  Valuation  Date shall be fulfilled by Trinity Large Cap Growth Fund;  redemption  requests  received by  Trinity  Large Cap  Growth  Fund  after  that date  shall be treated as
    requests  for  the   redemption   of  the  shares  of  Growth  Fund  to  be
    distributed  to the  shareholder  in  question  as  provided  in  Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of Trinity  Large Cap Growth Fund on that date,  excluding  a cash  reserve
    (the  "cash  reserve")  to be  retained  by Trinity  Large Cap Growth  Fund sufficient  in its  discretion  for the payment of the  expenses of Trinity
    Large  Cap  Growth  Fund's  dissolution  and  its  liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be delivered as provided  in  Section  8 to  Growth  Fund,  in  exchange  for  and  against delivery to Trinity  Large Cap Growth Fund on the Closing  Date of a number of Class A, Class B,  Class C,  Class N and Class Y shares of Growth  Fund, having an  aggregate  net asset  value  equal to the value of the assets of
    Trinity Large Cap Growth Fund so transferred and delivered.

      3.    The net  asset  value  of Class A,  Class B,  Class C,  Class N and
    Class Y shares  of  Growth  Fund and the  value of the  assets  of  Trinity
    Large Cap Growth Fund to be  transferred  shall in each case be  determined as of the  close  of  business  of  The  New  York  Stock  Exchange  on the
    Valuation  Date.  The  computation  of the net asset  value of the Class A,
    Class B, Class C,  Class N and Class Y shares of Growth  Fund and the Class
    A,  Class B,  Class C,  Class N and  Class Y shares  of  Trinity  Large Cap
    Growth  Fund shall be done in the manner  used by Growth  Fund and  Trinity
    Large Cap Growth Fund,  respectively,  in the computation of such net asset value  per  share  as set  forth  in  their  respective  prospectuses.  The methods  used by Growth  Fund in such  computation  shall be applied to the
    valuation   of  the  assets  of  Trinity   Large  Cap  Growth  Fund  to  be
    transferred to Growth Fund.

            Trinity  Large Cap Growth Fund shall  declare and pay,  immediately prior to the Valuation Date, a dividend or dividends  which,  together with all  previous  such  dividends,  shall have the effect of  distributing  to
    Trinity  Large Cap Growth  Fund's  shareholders  all of  Trinity  Large Cap
    Growth Fund's  investment  company  taxable income for taxable years ending on or prior to the Closing Date  (computed  without regard to any dividends paid) and all of its net capital  gain,  if any,  realized in taxable years ending on or prior to the  Closing  Date (after  reduction  for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall  be  at  the  offices  of
    OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson Way,  Centennial,
    CO 80112,  on such time or such place as the  parties may  designate  or as provided  below (the  "Closing  Date").  The  business  day  preceding  the
    Closing Date is herein referred to as the "Valuation Date."

            In  the  event  that  on  the  Valuation  Date  either  party  has, pursuant to the  Investment  Company Act of 1940,  as amended  (the "Act"), or any rule,  regulation or order  thereunder,  suspended the redemption of its  shares or  postponed  payment  therefore,  the  Closing  Date shall be postponed  until the first  business  day after the date when both  parties have ceased such suspension or  postponement;  provided,  however,  that if such  suspension  shall  continue  for a  period  of  60  days  beyond  the
    Valuation  Date,  then the other party to the Agreement  shall be permitted to  terminate  the  Agreement  without  liability  to either party for such termination.

    5.      In  conjunction  with the  Closing,  Trinity  Large Cap Growth Fund shall  distribute on a pro rata basis to the  shareholders of Trinity Large
    Cap Growth Fund as of the  Valuation  Date Class A, Class B, Class C, Class
    N and Class Y shares of Growth Fund  received  by Trinity  Large Cap Growth
    Fund on the Closing  Date in exchange  for the assets of Trinity  Large Cap
    Growth Fund in complete  liquidation  of Trinity Large Cap Growth Fund; for the purpose of the  distribution  by Trinity Large Cap Growth Fund of Class
    A, Class B,  Class C, Class N and Class Y shares of Growth  Fund to Trinity
    Large Cap Growth Fund's  shareholders,  Growth Fund will promptly cause its transfer  agent to: (a) credit an  appropriate  number of Class A, Class B,
    Class C,  Class N and Class Y shares of Growth  Fund on the books of Growth
    Fund to each Class A,  Class B,  Class C,  Class N and Class Y  shareholder
    of  Trinity  Large  Cap  Growth  Fund  in  accordance   with  a  list  (the
    "Shareholder   List")  of  Trinity  Large  Cap  Growth  Fund   shareholders
    received  from  Trinity   Large  Cap  Growth  Fund;   and  (b)  confirm  an
    appropriate  number  of Class  A,  Class B,  Class C,  Class N and  Class Y
    shares  of  Growth  Fund to each  Class A,  Class B,  Class C,  Class N and
    Class Y  shareholder  of Trinity  Large Cap Growth Fund;  certificates  for
    Class A shares of Growth  Fund will be issued  upon  written  request  of a former  shareholder  of Trinity  Large Cap  Growth  Fund but only for whole shares,  with fractional  shares credited to the name of the shareholder on the  books of  Growth  Fund and  only  after  any  share  certificates  for
    Trinity Large Cap Growth Fund are returned to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the  Valuation  Date,  the  name  and  address  of each  shareholder  of
    Trinity  Large  Cap  Growth  Fund,  indicating  his or her  share  balance.
    Trinity  Large Cap Growth  Fund  agrees to supply the  Shareholder  List to
    Growth  Fund not later  than the  Closing  Date.  Shareholders  of  Trinity
    Large Cap  Growth  Fund  holding  certificates  representing  their  shares shall  not be  required  to  surrender  their  certificates  to  anyone  in connection with the  reorganization.  After the Closing Date,  however,  it will be necessary for such  shareholders  to surrender  their  certificates in order to redeem,  transfer  or pledge  the  shares of Growth  Fund which they received.

      6.    Within one year after the Closing  Date,  Trinity  Large Cap Growth
    Fund  shall (a)  either  pay or make  provision  for  payment of all of its liabilities  and taxes,  and (b) either (i) transfer any  remaining  amount of the cash reserve to Growth Fund,  if such  remaining  amount (as reduced by the estimated cost of distributing it to  shareholders)  is not material
    (as  defined  below)  or  (ii)  distribute  such  remaining  amount  to the shareholders  of  Trinity  Large Cap  Growth  Fund on the  Valuation  Date.
    Such  remaining  amount  shall be deemed to be material if the amount to be
    distributed,   after   deduction   of  the   estimated   expenses   of  the
    distribution,  equals or exceeds  one cent per share of  Trinity  Large Cap
    Growth Fund shares outstanding on the Valuation Date.

      7.    Prior to the  Closing  Date,  there shall be  coordination  between the parties as to their  respective  portfolios so that, after the Closing,
    Growth Fund will be in compliance  with all of its investment  policies and
    restrictions.   At  the  Closing,  Trinity  Large  Cap  Growth  Fund  shall deliver to Growth Fund two copies of a list  setting  forth the  securities then owned by Trinity  Large Cap Growth Fund.  Promptly  after the Closing,
    Trinity  Large Cap Growth Fund shall  provide  Growth  Fund a list  setting forth the respective federal income tax bases thereof.

      8.    Portfolio  securities  or  written  evidence  acceptable  to Growth
    Fund of  record  ownership  thereof  by The  Depository  Trust  Company  or through  the  Federal  Reserve  Book Entry  System or any other  depository approved by Trinity  Large Cap Growth Fund  pursuant to Rule 17f-4 and Rule
    17f-5 under the Act shall be endorsed  and  delivered,  or  transferred  by appropriate transfer or assignment  documents,  by Trinity Large Cap Growth
    Fund on the  Closing  Date to  Growth  Fund,  or at its  direction,  to its custodian  bank,  in  proper  form for  transfer  in such  condition  as to constitute  good delivery  thereof in accordance with the custom of brokers and shall be accompanied by all necessary  state transfer  stamps,  if any.
    The cash  delivered  shall be in the form of  certified  or bank  cashiers'
    checks  or by bank  wire or  intra-bank  transfer  payable  to the order of
    Growth  Fund for the  account  of Growth  Fund.  Class A, Class B, Class C,
    Class N and  Class Y shares  of  Growth  Fund  representing  the  number of
    Class A,  Class B,  Class C,  Class N and  Class Y shares  of  Growth  Fund being  delivered  against  the  assets of Trinity  Large Cap  Growth  Fund, registered  in the  name  of  Trinity  Large  Cap  Growth  Fund,  shall  be transferred  to Trinity  Large Cap Growth  Fund on the Closing  Date.  Such
    shares  shall  thereupon  be assigned  by Trinity  Large Cap Growth Fund to its  shareholders  so that the shares of Growth Fund may be  distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Large Cap  Growth  Fund is unable to make  delivery  under this Section 8 to Growth Fund of any of its portfolio securities  or cash for the reason  that any of such  securities  purchased by  Trinity  Large  Cap  Growth  Fund,  or the cash  proceeds  of a sale of portfolio  securities,  prior  to  the  Closing  Date  have  not  yet  been delivered  to it or Trinity  Large Cap Growth  Fund's  custodian,  then the delivery  requirements  of this Section 8 with respect to said  undelivered securities  or cash will be waived and  Trinity  Large Cap Growth Fund will deliver  to Growth  Fund by or on the  Closing  Date with  respect  to said
    undelivered   securities  or  cash  executed  copies  of  an  agreement  or agreements  of  assignment  in a form  reasonably  satisfactory  to  Growth
    Fund,  together  with such  other  documents,  including  a due bill or due bills and  brokers'  confirmation  slips as may  reasonably  be required by
    Growth Fund.

      9.    Growth   Fund  shall  not  assume  the   liabilities   (except  for
    portfolio  securities  purchased which have not settled and for shareholder redemption  and dividend  checks  outstanding)  of Trinity Large Cap Growth
    Fund,  but Trinity Large Cap Growth Fund will,  nevertheless,  use its best efforts to  discharge  all known  liabilities,  so far as may be  possible, prior to the Closing  Date.  The cost of  printing  and mailing the proxies and  proxy  statements  will be borne by  Trinity  Large Cap  Growth  Fund.
    Trinity  Large Cap Growth  Fund and Growth Fund will bear the cost of their respective  tax opinion.  Any documents  such as existing  prospectuses  or annual  reports  that are  included in that  mailing  will be a cost of the
    Fund  issuing  the  document.  Any other  out-of-pocket  expenses of Growth
    Fund  and   Trinity   Large   Cap   Growth   Fund   associated   with  this
    reorganization,  including  legal,  accounting and transfer agent expenses,
    will  be  borne  by  Trinity   Large  Cap  Growth  Fund  and  Growth  Fund,
    respectively, in the amounts so incurred by each.

      10.   The  obligations of Growth Fund  hereunder  shall be subject to the following conditions:

      A.    The Board of Trustees  of Trinity  Large Cap Growth Fund shall have authorized  the  execution  of  the  Agreement,  and  the  shareholders  of
    Trinity  Large Cap Growth Fund shall have  approved the  Agreement  and the transactions  contemplated  hereby, and Trinity Large Cap Growth Fund shall have  furnished  to  Growth  Fund  copies  of  resolutions  to that  effect certified by the  Secretary  or the  Assistant  Secretary of Trinity  Large
    Cap  Growth  Fund;  such  shareholder  approval  shall  have  been  by  the affirmative  vote  required  by  the  Massachusetts  Law  and  its  charter documents at a meeting for which  proxies have been  solicited by the Proxy
    Statement and Prospectus (as hereinafter defined).

      B.    Growth  Fund  shall  have  received  an  opinion  dated  as of  the
    Closing Date from counsel to Trinity  Large Cap Growth Fund,  to the effect
    that  (i)  Trinity  Large  Cap  Growth  Fund  is  a  business   trust  duly
    organized,  validly  existing  and in good  standing  under the laws of the
    State  of  Massachusetts  with  full  corporate  powers  to  carry  on  its business  as then  being  conducted  and to  enter  into  and  perform  the
    Agreement;  and  (ii)  that all  action  necessary  to make the  Agreement, according to its terms,  valid,  binding and  enforceable  on Trinity Large
    Cap   Growth   Fund  and  to   authorize   effectively   the   transactions
    contemplated  by the Agreement  have been taken by Trinity Large Cap Growth
    Fund.  Massachusetts counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties  of Trinity  Large Cap Growth
    Fund  contained  herein  shall be true and correct at and as of the Closing
    Date,  and Growth Fund shall have been  furnished with a certificate of the
    President,  or  a  Vice  President,  or  the  Secretary  or  the  Assistant
    Secretary or the  Treasurer of Trinity  Large Cap Growth Fund,  dated as of the Closing Date, to that effect.

D.    On the  Closing  Date,  Trinity  Large Cap  Growth  Fund  shall  have furnished  to Growth Fund a  certificate  of the  Treasurer  or Assistant
      Treasurer  of  Trinity  Large  Cap  Growth  Fund as to the  amount of the
      capital   loss   carry-over   and   net   unrealized    appreciation   or
      depreciation,  if any,  with respect to Trinity  Large Cap Growth Fund as of the Closing Date.

E.    The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets, nor 30% in value
    of the gross  assets,  of  Trinity  Large Cap  Growth  Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form N-14  filed by Growth  Fund under the  Securities  Act of 1933,  as amended  (the "1933  Act"),  containing a preliminary  form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

      G.    On the Closing  Date,  Growth Fund shall have  received a letter of
    Robert G.  Zack or other  senior  executive  officer  of  OppenheimerFunds,
    Inc.  acceptable  to Growth  Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would  indicate that as of the
    Closing Date there were any material,  actual or contingent  liabilities of
    Trinity  Large Cap Growth Fund arising out of  litigation  brought  against
    Trinity  Large Cap Growth  Fund or claims  asserted  against it, or pending or to the best of his or her  knowledge  threatened  claims  or  litigation not  reflected  in or  apparent  from the  most  recent  audited  financial
    statements  and  footnotes   thereto  of  Trinity  Large  Cap  Growth  Fund
    delivered  to Growth Fund.  Such letter may also  include  such  additional statements  relating  to the scope of the review  conducted  by such person and his or her  responsibilities  and  liabilities as are not  unreasonable under the circumstances.

H.    Growth Fund shall have  received an opinion,  dated as of the Closing
    Date,  of KPMG LLP,  to the same  effect  as the  opinion  contemplated  by
    Section 11.E. of the Agreement.

I.    Growth  Fund shall have  received at the Closing all of the assets of
    Trinity  Large Cap  Growth  Fund to be  conveyed  hereunder,  which  assets shall be free and clear of all  liens,  encumbrances,  security  interests, restrictions and limitations whatsoever.

11.      The  obligations of Trinity Large Cap Growth Fund hereunder  shall be subject to the following conditions:

      A.    The Board of  Trustees  of Growth  Fund shall have  authorized  the execution of the  Agreement,  and the  transactions  contemplated  thereby, and Growth  Fund  shall have  furnished  to Trinity  Large Cap Growth  Fund copies of  resolutions  to that effect  certified  by the  Secretary or the
    Assistant Secretary of Growth Fund.

      B.    Trinity  Large Cap Growth Fund's  shareholders  shall have approved the Agreement and the transactions  contemplated  hereby, by an affirmative vote  required  by the  Massachusetts  Law and its  charter  documents  and
    Trinity  Large Cap Growth Fund shall have  furnished  Growth Fund copies of resolutions  to that effect  certified  by the  Secretary  or an  Assistant
    Secretary of Trinity Large Cap Growth Fund.

      C.    Trinity  Large Cap  Growth  Fund  shall  have  received  an opinion dated as of the Closing  Date from  counsel to Growth  Fund,  to the effect that (i) Growth Fund is a business trust duly organized,  validly  existing and in good standing under the laws of the  Commonwealth  of  Massachusetts with full powers to carry on its  business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the  Agreement,  according  to its terms,  valid,  binding and  enforceable
    upon   Growth  Fund  and  to   authorize   effectively   the   transactions
    contemplated  by the  Agreement  have been taken by Growth Fund,  and (iii)
    the shares of Growth Fund to be issued  hereunder are duly  authorized  and when issued will be validly issued,  fully-paid and non-assessable,  except as set forth under  "Shareholder  and Trustee  Liability"  in Growth Fund's
    Statement of Additional  Information.  Massachusetts  counsel may be relied upon for this opinion.

      D.    The   representations  and  warranties  of  Growth  Fund  contained herein  shall  be true  and  correct  at and as of the  Closing  Date,  and
    Trinity   Large  Cap  Growth  Fund  shall  have  been   furnished   with  a
    certificate  of the  President,  a Vice  President or the  Secretary or the
    Assistant  Secretary or the  Treasurer of the Trust to that effect dated as of the Closing Date.

      E.    Trinity  Large Cap Growth  Fund shall have  received  an opinion of
    KPMG  LLP  to  the  effect  that  the  federal  tax   consequences  of  the
    transaction,  if carried out in the manner  outlined in the  Agreement  and in  accordance  with (i)  Trinity  Large Cap Growth  Fund's  representation that there is no plan or  intention  by any  Trinity  Large Cap Growth Fund shareholder  who  owns  5% or more  of  Trinity  Large  Cap  Growth  Fund's
    outstanding   shares,   and,  to  Trinity  Large  Cap  Growth  Fund's  best
    knowledge,  there  is no plan or  intention  on the  part of the  remaining
    Trinity Large Cap Growth Fund shareholders,  to redeem,  sell,  exchange or otherwise  dispose  of a number  of  Growth  Fund  shares  received  in the transaction  that would reduce Trinity Large Cap Growth Fund  shareholders'
    ownership  of Growth Fund shares to a number of shares  having a value,  as of the Closing  Date,  of less than 50% of the value of all of the formerly outstanding  Trinity Large Cap Growth Fund shares as of the same date,  and
    (ii) the  representation  by each of  Trinity  Large  Cap  Growth  Fund and
    Growth Fund that,  as of the Closing  Date,  Trinity  Large Cap Growth Fund
    and Growth Fund will  qualify as  regulated  investment  companies  or will meet the  diversification  test of  Section  368(a)(2)(F)(ii)  of the Code, will be as follows:

1.    The  transactions  contemplated  by the  Agreement  will qualify as a tax-free  "reorganization"  within the meaning of Section  368(a)(1) of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Large Cap Growth  Fund and Growth  Fund will each  qualify as a "party to a  reorganization"  within the meaning of Section  368(b)(2)
    of the Code.

      3.    No gain or loss will be recognized by the  shareholders  of Trinity
    Large Cap Growth Fund upon the  distribution  of Class A, Class B, Class C,
    Class N and Class Y shares of  beneficial  interest  in Growth  Fund to the shareholders  of Trinity  Large Cap Growth Fund  pursuant to Section 354 of the Code.

      4.    Under  Section  361(a)  of  the  Code  no  gain  or  loss  will  be recognized  by Trinity  Large Cap Growth Fund by reason of the  transfer of substantially  all its  assets in  exchange  for Class A, Class B, Class C,
    Class N and Class Y shares of Growth Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by Growth Fund by reason of the  transfer of  substantially  all of Trinity
    Large Cap Growth  Fund's  assets in exchange for Class A, Class B, Class C,
    Class N and Class Y shares of Growth Fund and Growth  Fund's  assumption of certain liabilities of Trinity Large Cap Growth Fund.

      6.    The  shareholders  of Trinity  Large Cap Growth  Fund will have the same tax basis  and  holding  period  for the  Class A,  Class B,  Class C,
    Class N and  Class Y shares of  beneficial  interest  in  Growth  Fund that they  receive as they had for  Trinity  Large Cap Growth  Fund  shares that
    they   previously   held,   pursuant   to  Section   358(a)  and   1223(1),
    respectively, of the Code.

      7.    The  securities  transferred  by Trinity  Large Cap Growth  Fund to
    Growth  Fund will have the same tax basis and  holding  period in the hands of Growth Fund as they had for Trinity  Large Cap Growth Fund,  pursuant to
    Section 362(b) and 1223(1), respectively, of the Code.

      F.    The cash  reserve  shall  not  exceed  10% of the  value of the net assets,  nor 30% in value of the gross assets,  of Trinity Large Cap Growth
    Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form N-14 filed by Growth Fund under the 1933 Act,  containing a  preliminary  form of the Proxy  Statement  and
    Prospectus, shall have become effective under the 1933 Act.

      H.    On the  Closing  Date,  Trinity  Large Cap  Growth  Fund shall have received a letter of Robert G. Zack or other  senior  executive  officer of
    OppenheimerFunds,  Inc.  acceptable  to  Trinity  Large  Cap  Growth  Fund, stating that nothing has come to his or her  attention  which in his or her judgment  would  indicate  that  as of the  Closing  Date  there  were  any material,  actual or contingent  liabilities  of Growth Fund arising out of litigation  brought against Growth Fund or claims  asserted  against it, or pending  or,  to the best of his or her  knowledge,  threatened  claims  or litigation  not  reflected  in or  apparent  by  the  most  recent  audited financial  statements  and  footnotes  thereto of Growth Fund  delivered to
    Trinity  Large  Cap  Growth  Fund.   Such  letter  may  also  include  such
    additional  statements  relating  to the scope of the review  conducted  by such  person and his or her  responsibilities  and  liabilities  as are not unreasonable under the circumstances.

I.    Trinity  Large Cap  Growth  Fund  shall  acknowledge  receipt  of the
    Class A, Class B, Class C, Class N and Class Y shares of Growth Fund.

      12.   Trinity Large Cap Growth Fund hereby represents and warrants that:

      A.    The audited  financial  statements of Trinity Large Cap Growth Fund as of July 31, 2002 and  unaudited  financial  statements as of January 31,
    2003  heretofore  furnished to Growth Fund,  present  fairly the  financial position,  results  of  operations,  and  changes  in net assets of Trinity
    Large  Cap  Growth  Fund as of that  date,  in  conformity  with  generally accepted  accounting  principles  applied  on a basis  consistent  with the preceding  year;  and that from  January 31,  2003  through the date hereof there have not been,  and through  the Closing  Date there will not be, any material  adverse change in the business or financial  condition of Trinity
    Large Cap Growth  Fund,  it being  agreed  that a  decrease  in the size of
    Trinity  Large  Cap  Growth  Fund due to a  diminution  in the value of its portfolio  and/or  redemption  of its  shares  shall  not be  considered  a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and  the  transactions contemplated  thereby by  Trinity  Large Cap  Growth  Fund's  shareholders,
    Trinity  Large Cap Growth Fund has  authority to transfer all of the assets of Trinity  Large Cap Growth Fund to be conveyed  hereunder  free and clear
    of  all  liens,   encumbrances,   security   interests,   restrictions  and
    limitations whatsoever;

C.    The  Prospectus,  as amended and  supplemented,  contained in Trinity
    Large Cap  Growth  Fund's  Registration  Statement  under the 1933 Act,  as amended,  is true,  correct and complete,  conforms to the  requirements of the 1933 Act and does not contain any untrue  statement of a material  fact or  omit to  state  a  material  fact  required  to be  stated  therein  or
    necessary   to  make   the   statements   therein   not   misleading.   The
    Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements  of the  1933  Act  and  did not  contain  any  untrue statement of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to  make  the  statements  therein  not misleading;

      D.    There is no  material  contingent  liability  of Trinity  Large Cap
    Growth Fund and no material  claim and no  material  legal,  administrative or other  proceedings  pending or, to the  knowledge  of Trinity  Large Cap
    Growth  Fund,  threatened  against  Trinity  Large  Cap  Growth  Fund,  not reflected in such Prospectus;

      E.    Except  for  the  Agreement,   there  are  no  material   contracts
    outstanding  to which  Trinity  Large Cap Growth Fund is a party other than those ordinary in the conduct of its business;

      F.    Trinity  Large Cap Growth Fund is a  Massachusetts  business  trust duly  organized,  validly  existing and in good standing  under the laws of the State of  Massachusetts;  and has all  necessary  and material  Federal and  state  authorizations  to own all of its  assets  and to  carry on its business as now being  conducted;  and  Trinity  Large Cap Growth Fund that is duly  registered  under  the  Act and  such  registration  has not  been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns  and  reports of Trinity  Large
    Cap  Growth  Fund  required  by law to be filed  have been  filed,  and all federal  and other taxes  shown due on said  returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge  of Trinity  Large Cap Growth Fund no such return is currently  under audit and no assessment  has been asserted with respect to such  returns  and to the  extent  such tax  returns  with  respect  to the taxable  year of  Trinity  Large Cap Growth  Fund ended July 31,  2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

      H.    Trinity  Large Cap Growth Fund has elected that  Trinity  Large Cap
    Growth  Fund be treated as a regulated  investment  company  and,  for each fiscal year of its  operations,  Trinity  Large Cap Growth Fund has met the requirements  of Subchapter M of the Code for  qualification  and treatment as a  regulated  investment  company  and  Trinity  Large Cap  Growth  Fund intends  to meet such  requirements  with  respect to its  current  taxable year.

13.   Growth Fund hereby represents and warrants that:

A.    The  audited  financial  statements  of Growth  Fund as of August 31,
    2002  and   unaudited   financial   statements  as  of  February  28,  2003
    heretofore  furnished to Trinity Large Cap Growth Fund,  present fairly the financial  position,  results of  operations,  and changes in net assets of
    Growth  Fund,  as of that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent  with the  preceding year;  and that from  February  28, 2003 through the date hereof there have not been,  and  through the  Closing  Date there will not be, any  material adverse  changes in the business or financial  condition of Growth Fund, it being  understood  that a  decrease  in the  size of  Growth  Fund due to a diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The  Prospectus,  as amended and  supplemented,  contained  in Growth
    Fund's  Registration  Statement  under the 1933 Act,  is true,  correct and complete,  conforms  to the  requirements  of the  1933  Act and  does  not contain  any  untrue  statement  of a  material  fact or  omit  to  state a material  fact  required  to be stated  therein  or  necessary  to make the
    statements  therein  not  misleading.   The  Registration   Statement,   as
    amended,  was,  as of the date of the  filing  of the  last  Post-Effective
    Amendment,  true,  correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement  of a material  fact or  omit to  state  a  material  fact  required  to be  stated  therein  or necessary to make the statements therein not misleading;

      C.    Except  for  this  Agreement,   there  is  no  material  contingent
    liability  of Growth  Fund and no  material  claim and no  material  legal, administrative  or  other  proceedings  pending  or,  to the  knowledge  of
    Growth  Fund,  threatened  against  Growth  Fund,  not  reflected  in  such
    Prospectus;

      D.    There are no material  contracts  outstanding  to which Growth Fund is a party other than those ordinary in the conduct of its business;

      E.    Growth Fund is a business trust duly  organized,  validly  existing and in good standing under the laws of the  Commonwealth of  Massachusetts;
    Growth   Fund  has  all   necessary   and   material   Federal   and  state
    authorizations  to own all its  properties  and  assets and to carry on its business  as now being  conducted;  the Class A,  Class B, Class C, Class N and Class Y shares  of Growth  Fund  which it issues to  Trinity  Large Cap
    Growth Fund  pursuant to the  Agreement  will be duly  authorized,  validly
    issued,   fully-paid  and   non-assessable,   except  as  set  forth  under
    "Shareholder & Trustee  Liability" in Growth Fund's Statement of Additional
    Information,  will conform to the description  thereof  contained in Growth
    Fund's  Registration  Statement and will be duly registered  under the 1933
    Act and in the states where  registration  is required;  and Growth Fund is duly registered  under the Act and such  registration  has not been revoked or rescinded and is in full force and effect;

      F.    All  Federal  and other tax  returns  and  reports  of Growth  Fund required  by law to be filed have been  filed,  and all  federal  and other taxes shown due on said  returns and  reports  have been paid or  provision shall  have  been  made  for the  payment  thereof  and to the  best of the knowledge  of Growth Fund,  no such return is currently  under audit and no assessment  has been  asserted  with  respect  to such  returns  and to the extent such tax  returns  with  respect to the taxable  year of Growth Fund ended  August 31,  2002 have not been  filed,  such  returns  will be filed when  required  and the  amount of tax shown as due  thereon  shall be paid when due;

      G.    Growth  Fund has  elected to be treated as a  regulated  investment company  and, for each fiscal year of its  operations,  Growth Fund has met the  requirements  of  Subchapter  M of  the  Code  for  qualification  and treatment  as a regulated  investment  company  and Growth Fund  intends to meet such requirements with respect to its current taxable year;

      H.    Growth Fund has no plan or  intention  (i) to dispose of any of the assets  transferred  by Trinity  Large Cap Growth  Fund,  other than in the ordinary  course of  business,  or (ii) to redeem or  reacquire  any of the
    Class A, Class B,  Class C, Class N and Class Y shares  issued by it in the reorganization other than pursuant to valid requests of shareholders; and

      I.    After   consummation  of  the  transactions   contemplated  by  the
    Agreement,  Growth Fund intends to operate its business in a  substantially unchanged manner.

      14.   Each  party  hereby  represents  to the  other  that no  broker  or finder  has  been  employed  by it with  respect  to the  Agreement  or the transactions  contemplated  hereby. Each party also represents and warrants to the other  that the  information  concerning  it in the Proxy  Statement and  Prospectus  will not as of its date contain any untrue  statement of a material  fact or omit to state a fact  necessary  to make  the  statements concerning  it therein not  misleading  and that the  financial  statements concerning  it will  present the  information  shown  fairly in  accordance
    with  generally   accepted   accounting   principles  applied  on  a  basis
    consistent  with  the  preceding  year.  Each  party  also  represents  and
    warrants  to  the  other  that  the   Agreement   is  valid,   binding  and
    enforceable in accordance  with its terms and that the execution,  delivery and  performance  of the Agreement  will not result in any violation of, or be in conflict  with,  any  provision  of any charter,  by-laws,  contract, agreement,  judgment,  decree or order to which it is  subject  or to which it is a  party.  Growth  Fund  hereby  represents  to  and  covenants  with
    Trinity  Large  Cap  Growth  Fund  that,  if  the  reorganization   becomes
    effective,  Growth Fund will treat each  shareholder  of Trinity  Large Cap
    Growth Fund who  received  any of Growth  Fund's  shares as a result of the reorganization  as having  made the minimum  initial  purchase of shares of
    Growth  Fund  received  by such  shareholder  for  the  purpose  of  making additional  investments  in shares of Growth Fund,  regardless of the value of the shares of Growth Fund received.

      15.   Growth  Fund agrees  that it will  prepare and file a  Registration
    Statement  on  Form  N-14  under  the  1933  Act  which  shall   contain  a
    preliminary  form of proxy  statement and prospectus  contemplated  by Rule
    145  under  the 1933  Act.  The  final  form of such  proxy  statement  and prospectus  is referred to in the  Agreement  as the "Proxy  Statement  and
    Prospectus."  Each party  agrees that it will use its best  efforts to have
    such  Registration   Statement   declared  effective  and  to  supply  such
    information  concerning  itself for  inclusion in the Proxy  Statement  and
    Prospectus  as may be necessary or  desirable in this  connection.  Trinity
    Large Cap Growth Fund  covenants  and agrees to  liquidate  and dissolve as soon as practicable  to the extent  required under the laws of the State of
    Massachusetts,  and,  upon  Closing,  to  cause  the  cancellation  of  its outstanding shares.

      16.    The  obligations  of the parties  shall be subject to the right of either  party to abandon and  terminate  the  Agreement  for any reason and there shall be no liability  for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event  that a party  shall  terminate  this  Agreement  without  reasonable cause,  the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including  reasonable  out-of-pocket expenses and fees incurred in connection with this Agreement.

      17.   The  Agreement  may be  executed in several  counterparts,  each of
    which  shall  be  deemed  an  original,   but  all  taken   together  shall
    constitute  one  Agreement.  The  rights  and  obligations  of  each  party pursuant to the Agreement shall not be assignable.

      18.   All prior or  contemporaneous  agreements and  representations  are merged into the Agreement,  which  constitutes the entire contract  between the parties  hereto.  No amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be  deemed  to have  waived  any  provision  herein  for its  benefit unless it executes a written acknowledgment of such waiver.

      19.   Trinity Large Cap Growth Fund  understands  that the obligations of
    Growth  Fund  under the  Agreement  are not  binding  upon any  Trustee  or shareholder  of  Growth  Fund  personally,  but bind only  Growth  Fund and
    Growth Fund's  property.  Trinity Large Cap Growth Fund  represents that it has notice of the  provisions of the  Declaration  of Trust of  Oppenheimer
    Growth Fund  disclaiming  shareholders  and Trustee  liability  for acts or obligations of Oppenheimer Growth Fund.

      20.   Growth Fund  understands  that the obligations of Trinity Large Cap
    Growth  Fund  under the  Agreement  are not  binding  upon any  Trustee  or shareholder  of Trinity  Large Cap Growth  Fund  personally,  but bind only
    Trinity  Large  Cap  Growth  Fund  and  Trinity  Large  Cap  Growth  Fund's
    property.  Growth Fund  represents  that it has notice of the provisions of the  Declaration  of Trust of  Trinity  Large Cap Growth  Fund  disclaiming shareholder  and  Trustee  liability  for acts or  obligations  of  Trinity
    Large Cap Growth Fund.

      IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER GROWTH FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                    STATEMENT OF ADDITIONAL INFORMATION
                     TO PROSPECTUS AND PROXY STATEMENT

                     Acquisition of the Assets of the
                 OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                   By and in exchange for Shares of the
                          OPPENHEIMER GROWTH FUND

      This  Statement of  Additional  Information  to this  Prospectus  and
Proxy Statement (the "SAI") relates  specifically to the proposed  delivery of  substantially  all of the  assets  of  Oppenheimer  Trinity  Large  Cap
Growth Fund  ("Trinity  Large Cap Growth  Fund") for shares of  Oppenheimer
Growth Fund ("Growth Fund").

      This SAI  consists  of this Cover Page and the  following  documents:
(i) Annual and  Semi-Annual  Reports  dated July 31,  2002 and  January 31,
2003,  respectively,  of Trinity  Large Cap Growth Fund (both  incorporated by  reference  to Part B of the  Initial  Registration  Statement  filed on
June 6, 2003,  SEC File No.  333-105884);  (ii) the Annual and  Semi-Annual
Reports  dated  August 31, 2002 and  February  28,  2003,  respectively  of
Growth  Fund  (both  incorporated  by  reference  to Part B of the  Initial
Registration  Statement  filed on June 6, 2003,  SEC File No.  333-105884);
(iii) the  Prospectus of Trinity Large Cap Growth Fund dated  September 24,
2002, as  supplemented  November 1, 2002 and May 14, 2003 (all of which are incorporated by reference to Part B of the Initial  Registration  Statement filed on June 6, 2003,  SEC File No.  333-105884);  (iv) the  Statement  of
Additional  Information  of Trinity  Large Cap Growth Fund dated  September
24, 2002, as revised January 15, 2003, and as  supplemented  March 31, 2003
(all of  which  are  incorporated  by  reference  to Part B of the  Initial
Registration  Statement  filed on June 6, 2003,  SEC File No.  333-105884);
and (iv) the  Statement  of  Additional  Information  of Growth  Fund dated
October 23, 2002, as revised  February 12, 2003  (incorporated by reference to Part B of the  Initial  Registration  Statement  filed on June 6,  2003,
SEC File  No.  333-105884),  and as  supplemented  March  31,  2003  (FILED
HEREWITH).

      This  SAI  is  not  a  Prospectus;   you  should  read  this  SAI  in
conjunction  with the Prospectus and Proxy  Statement  dated July 22, 2003, relating  to the  above-referenced  transaction.  You can request a copy of the  Prospectus  and  Proxy  Statement  by  calling  1.800.708.7780  or  by writing  OppenheimerFunds  Services  at P.O.  Box  5270,  Denver,  Colorado
80217. The date of this SAI is July 22, 2003.

   OPPENHEIMER GROWTH FUND
                    Supplement dated May 1, 2003 to the
                     Prospectus dated October 23, 2002

The Prospectus is changed as follows:

1.    The  sections  captioned  "WHAT  DOES THE FUND  MAINLY  INVEST  IN?",
   "HOW DOES THE PORTFOLIO  MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?"
   and "WHO IS THE FUND  DESIGNED  FOR?" on page 3 are deleted and replaced by the following:

WHAT DOES THE FUND  MAINLY  INVEST  IN? The Fund  invests  mainly in common stocks of  "growth  companies."  The Fund  currently  focuses  on stocks of companies  having  a large  or  mid-size  market  capitalization,  but this focus  could  change over time.  The Fund can invest in domestic  companies and foreign  companies,  although most of its  investments are in stocks of
U.S. companies.

HOW DOES THE  PORTFOLIO  MANAGER  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?
The  portfolio  manager  looks for  stocks of  companies  with high  growth potential,  and normally  invests in between 20 and 60 companies,  to focus
the  portfolio.   Currently,   the  manager   implements   that  investment
approach by looking for:

o     Companies that have exceptional revenue growth
o     Companies with above-average earnings growth
o     Companies that can sustain exceptional revenue and earnings growth
o     Companies  that  are  well  established  as  leaders  in high  growth markets

WHO IS THE FUND DESIGNED  FOR? The Fund is designed for  investors  seeking capital  appreciation  in  their  investment  over  the  long  term.  Those investors  should be willing to assume the risks of short-term  share price fluctuations  that are  typical for a growth  fund  focusing on  relatively few aggressive  growth  companies.  Those investors should  understand that
the  Fund's   strategy  of  investing  in  relatively   few  companies  and
industries  may subject the Fund to greater risk and  increased  volatility than more broadly  diversified  funds.  Since the Fund does not seek income and its income from  investments,  if any, will likely be small,  it is not designed for investors  needing current income or looking for  preservation of  capital.  Because  of its focus on  long-term  growth,  the Fund may be appropriate  for a portion of a  retirement  plan  investment.  The Fund is not a complete investment program.

2.    The  following  is added after the  sub-section  captioned  "RISKS OF
   INVESTING IN STOCKS." on page 3:

SECTOR  RISK.  To the  extent  that the Fund  focuses  its  investments  in relatively  few  industry  sectors,  if those  sectors are volatile or more volatile  than other  sectors due to  industry-specific  factors,  there is the  possibility  that the Fund's  share price will be more  volatile  than funds that have broader sector  exposure.  Additionally,  while the Fund is a  diversified  fund,  by  investing in  relatively  fewer stocks than more broadly  diversified  funds,  its share  prices  may be  subject to greater volatility from factors affecting one or a few of its investments.

3. The first paragraph  under the section  captioned "HOW RISKY IS THE FUND
   OVERALL?" on page 4 is deleted and replaced with the following:

      The  risks  described  above   collectively  form  the  overall  risk
profile of the Fund,  and can  affect the value of the Fund's  investments,
its   investment   performance   and  its  prices  per  share.   Particular
investments  and  investment  strategies  have  risks.  By  focusing  on  a relatively  smaller  number of investments  and industry  sectors than more broadly  diversified  funds,  the Fund's  risk is  increased  because  each investment  has a greater  effect on the  Fund's  performance.  The Fund is also  subject  to the  risk  that  the  stocks  the  Manager  selects  will underperform  the stock  market,  the relevant  indices or other funds with similar  investment  objectives  and  investment  strategies.  These  risks mean that you can lose  money by  investing  in the Fund.  When you  redeem your  shares,  they may be worth  more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

May 1, 2003                                                   PS0270.017

Oppenheimer
Growth Fund

Prospectus dated October 23, 2002

                                          Oppenheimer Growth Fund is a mutual
                                          fund that seeks capital appreciation
                                          to make your investment grow. It
                                          currently emphasizes investments in
                                          stocks of mid-cap and large-cap
                                          companies.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
                                          it for future reference about your
                                          account.
As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                 (logo) OppenheimerFunds
                                                 The Right Way to Invest

CONTENTS

---------------------------------------------------------------------------------

                    ABOUT THE FUND

            3       The Fund's Investment Objective and Strategies
            3       Main Risks of Investing in the Fund
            4       The Fund's Past Performance
            5       Fees and Expenses of the Fund
            7       About the Fund's Investments
            10      How the Fund is Managed

            10
                    ABOUT YOUR ACCOUNT
            11
                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares
            19
                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
            22      Retirement Plans

                    How to Sell Shares
                    By Mail
            23      By Telephone
            25
            26      How to Exchange Shares
            29      Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

---------------------------------------------------------------------------------

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization or mid-size capitalization, but this could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?
The Fund's portfolio manager looks for high-growth companies.
Currently, the portfolio manager looks for:

     o  Companies that have exceptional revenue growth
     o  Companies with above-average earnings growth
     o  Companies that can sustain exceptional revenue and earnings growth
     o  Companies that are well established as leaders in high growth markets.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a growth fund focusing on stock investments. Since the Fund does not seek income and its income from investments will likely be small, it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. However, the
Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the
Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets.
Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

The Manager may increase the relative emphasis of the Fund's
investments in a particular industry from time to time.   Stocks of
issuers in a particular industry may be affected by changes in economic conditions, changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

     In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the
Fund's total return from changes in stock prices. In the
OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance for its Class A shares from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized) for Class A shares before taxes was -23.65%.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 30.16% (4th Q'99)
and the lowest return (not annualized) before taxes for a calendar quarter was -25.55% (4th Q'00).

-------------------------------------------------------------------------------------
Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended                                        (or life of
December 31, 2001                                                   class, if less)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception
03/15/73)                           -28.88%            3.97%             9.21%
  Return Before Taxes               -29.02%            2.15%             6.92%
  Return After Taxes on             -17.59%            2.97%             6.95%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
-------------------------------------------------------------------------------------
S & P 500 Index (reflects no
deduction for fees, expenses
or taxes)                           -11.88%           10.70%            12.93%1
-------------------------------------------------------------------------------------
Class  B   Shares   (inception      -28.86%            4.09%             9.71%
08/17/93)
-------------------------------------------------------------------------------------
Class  C   Shares   (inception      -25.86%            4.39%             7.22%
11/01/95)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  N   Shares   (inception       N/A2               N/A               N/A
03/01/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  Y   Shares   (inception      -24.31%            5.49%            10.98%
06/01/94)
-------------------------------------------------------------------------------------
1. From 12/31/91.
2. Because this is a new class of shares, return data for the period specified is not available.
The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%;
for Class B, the contingent deferred sales charges of 5% (1-year) and
2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. For Class C, average annual total returns include the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities.  The index performance includes the reinvestment of income but does not reflect transaction costs.  The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.
Those expenses are subtracted from the Fund's assets to calculate the
Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the
Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

                                     Class A Class B  Class C Class N  Class Y
                                     Shares   Shares  Shares   Shares  Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Sales Charge (Load) on
 Purchases (as % of offering price)   5.75%    None    None     None    None
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Deferred Sales Charge
 (Load)
 (as % of the lower of the original   None1    5%2      1%3     1%4     None
 offering
 price or redemption proceeds)

  1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
  2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
  3. Applies to shares redeemed within 12 months of purchase.
  4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                 Class A  Class B   Class C  Class N  Class Y
                                 Shares    Shares   Shares    Shares   Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Management Fees                  0.64%    0.64%     0.64%    0.64%    0.64%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Distribution and/or Service      0.23%    1.00%     1.00%    0.50%     None
 (12b-1) Fees
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Other Expenses                   0.44%    0.44%     0.44%    0.43%    0.49%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Total Annual Operating           1.31%    2.08%     2.08%    1.57%    1.13%
 Expenses

Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  expenses,  and accounting and legal expenses the
Fund pays.  The "Other  Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these  fees to 0.25% of  average  daily net  assets per fiscal year for  Class Y shares  and 0.35% of  average  daily  net  assets  per fiscal  year for all  other  classes.  That  undertaking  was  effective
January  1, 2002 for Class Y shares  and  October  1, 2001 for all other classes,  was  pro-rated  for the  remainder  of the fiscal  year ending after that date, and may be amended or withdrawn at any time.  After the
waiver,   the  actual  "Other  Expenses"  and  "Total  Annual  Operating
Expenses"  as  percentages  of average  daily net assets  were 0.38% and
1.02%,  respectively,  for  Class Y  shares  and  were the same as shown above for all other  classes.  Effective  November 1, 2002, the limit on transfer agent fees for Class Y shares will increase to 0.35%.  Had that limit  been in effect  during  the  Fund's  prior  fiscal  year,  "Other
Expenses" and "Total Annual Operating  Expenses" as percentages of daily net  asset  for  Class  Y  shares  would  have  been  0.48%  and  1.12%, respectively.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class' operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:           1 Year     3 Years    5 Years   10 Years
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares                    $701       $966       $1,252    $2,063
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares                    $711       $952       $1,319    $2,033(1)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares                    $311       $652       $1,119    $2,410
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class N Shares                    $260       $496       $   855   $1,867
 ----------------------------------           -----------          ------------
 ------------------------------------------------------------------------------
 Class Y Shares                    $115       $359       $   622   $1,375

 If shares are not redeemed:       1 Year     3 Years    5 Years   10 Years
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares                    $701       $966       $1,252    $2,063
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares                    $211       $652       $1,119    $2,033(1)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares                    $211       $652       $1,119    $2,410
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class N Shares                    $160       $496       $   855   $1,867
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class Y Shares                    $115       $359       $   622   $1,375

 In the first example, expenses include the initial sales charge for
 Class A and the applicable Class B, Class C or Class N contingent deferred sales charges.  In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.
 1. Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry.

     However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments. The Fund currently focuses on larger, more established U.S. growth companies that exhibit strong internal revenue growth. Growth companies, for example, may be developing new products or services, or they may be expanding into new markets for their products. Newer growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends and may not pay any dividends for some time. The Manager looks for stocks of growth companies for the
     Fund's portfolio that the Manager believes will increase in value over time.

     The Fund does not limit its investments to issuers in a particular market capitalization range or ranges, although it currently focuses on large-cap and mid-cap issuers.  "Market capitalization"
     refers to the total market value of an issuer's common stock.  The stock prices of large-cap issuers tend to be less volatile than the prices of mid-cap and small-cap companies in the short term, but these companies may not afford the same growth opportunities as mid-cap and small-cap companies.

Industry Focus.  Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in short-term trading to try to achieve its objective. It might have a turnover rate in excess of 100% annually. Portfolio turnover increases brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this
     Prospectus shows the Fund's portfolio turnover rate during past fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's
     Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the
     Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. The Manager considers some
     convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the Manager's investment decision than in the case of other debt securities.

Risks of Foreign Investing. The Fund can buy foreign equity and debt securities. The Fund currently limits its investments in foreign securities to not more than 10% of its total assets, although it has the ability to invest up to 25% of its total assets.

     While foreign securities offer special investment opportunities, they also have special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the
     U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject.
     The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of
     transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
     Restricted securities may have terms that limit their resale to other investors or may require registration under federal
     securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or
     restricted securities. The Board can increase that limit to 15%.
     Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered
     "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

     Derivatives have risks.  If the issuer of the derivative
     investment does not pay the amount due, the Fund can lose money on the investment.  The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to.  As a result of these risks the Fund could realize less principal or income from the
     investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

  o  Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as
     "hedging instruments."  The Fund does not currently use hedging extensively or for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

     Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

     There are also special risks in particular hedging strategies.
     Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.  The Fund may also experience losses if the prices of its hedging instruments were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive
      investments that are inconsistent with the Fund's principal investment strategies. Generally, they would be high-quality, short-term money market instruments, such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The
      Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital
      appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's
responsibilities. The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002 including other
Oppenheimer funds, with more than seven million shareholder accounts.
The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Manager. The Fund's portfolio manager is Bruce Bartlett, who is the person primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bartlett is a Vice President of the
     Fund and of the Manager and is a portfolio manager of other
     Oppenheimer funds. Mr. Bartlett became the Fund's portfolio manager on December 22, 1998. Prior to joining the Manager in
     April, 1995, Mr. Bartlett was a Vice President and Senior
     Portfolio Manager with First of America Investment Corporation.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the
     Fund's assets grow: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million,
     0.69% of the next $200 million, 0.66% of the next $200 million,
     0.60% of the next $700 million, 0.58% of the next $1.0 billion,
     0.56% of the next $2.0 billion, and 0.54% of the average annual net assets in excess of $4.5 billion.  The Fund's management fee for its fiscal year ended August 31, 2002 was 0.64% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and redemption) orders.
The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales
      agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270,
      Denver, Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the
      Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the
      Distributor's Wire Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With
      AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.
o     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum initial investment in any such plan accounts established on or after November 1,
      2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as
      $25. To establish any type of IRA account on or after November 1,
      2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after November 1, 2002 is
      $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made
      arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.
      The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
      Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the
      Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock
      Exchange and transmit it to the Distributor so that it is
      received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price unless your dealer has made alternate arrangements with the
      Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or
      $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
      below.
------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.
      That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class
      B Shares?" below.
------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
      Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have special agreements with the
      Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The
Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.
Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term
      investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing
      Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the
      appropriate choice (especially for investments of less than
      $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
      Class C shares might not be as advantageous as Class A shares.
      That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,
      Class B shares may be appropriate.

Are There  Differences  in Account  Features  That  Matter to You?  Some
      account  features  may not be  available  to Class B,  Class C and
      Class  N  shareholders.   Other  features  may  not  be  advisable
      (because of the effect of the  contingent  deferred  sales charge)
      for Class B,  Class C and  Class N  shareholders.  Therefore,  you should  carefully  review  how  you  plan to use  your  investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class
      N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.
      Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own
      resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the
Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional
Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.
A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage of     Concession As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class
      A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced
      Sales Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the
      Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
      ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of
      $1 million or more other than by grandfathered retirement
      accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the
      concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the
      "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0%
      of the lesser of:
     othe aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
     othe original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
      Distributor and by retirement plans which are part of a
      retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of
      Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no
      contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the
      asset-based sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
      Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax
      implications, see "Class B Conversion" in the Statement of
      Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase
$500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans)
that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund,
      or
o     With respect to an IRA or 403(b) plan, Class N shares are
      redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or
Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.
They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office)
and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold
      Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent
      deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.
      The Fund has adopted Distribution and Service Plans for Class B,
      Class C and Class N shares to pay the Distributor for its
      services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the
      Distributor an annual asset-based sales charge of 0.75% on Class
      B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B,
      Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by
      0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class
      C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own
      resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00%
      of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own
      resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own
      resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the Statement of Additional
      Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution.
It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone
      (through a service representative or by PhoneLink) or
      automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the
Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal
Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege,
      described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax
(telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.
To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the
Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or
Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth
      IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer
Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the
      Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer
      Agent for a distribution request form. Special income tax
      withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver Colorado 80217                    Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New
York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever  method  you  use,  you  may  have a  check  sent to the address  on the  account  statement,  or, if you have  linked  your Fund account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account
      designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL  SHARES  THROUGH  your  DEALER?  The  Distributor  has made arrangements  to  repurchase  Fund  shares  from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge  for that service.  If your shares are held in the name of your  dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you
purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred sales charge will be based on the lesser of the net asset value of the redeemed  shares at the time of redemption or the original net asset value. A contingent  deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares  purchased  by the  reinvestment  of  dividends  or capital gains distributions, or
o     shares  redeemed  in  the  special   circumstances   described  in
      Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges  are  not  charged  when  you exchange  shares  of the Fund for  shares  of other  Oppenheimer  funds.
However, if you exchange them within the applicable  contingent deferred sales charge holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this
Fund by  exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred  sales  charge  holding  period,  that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request
      form, signed by all owners of the account. Send it to the
      Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the
      Transfer Agent receives the certificates with the request.

Telephone  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service  representative  or by using PhoneLink for  automated  exchanges  by  calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts  that are  registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
      However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to
      short-term market fluctuations--also known as "market timing."
      When large dollar amounts are involved, the Fund may have
      difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's
      performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of
Additional Information.

A $12 annual fee will be charged on any  account  valued at less than
      $500.   See  the  Statement  of  Additional   Information   for
      circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is
      required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions
      reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer
      Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities
      Clearing Corporation are responsible for obtaining their clients'
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink (as elected by the shareholder)
      within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by
      Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the
      Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions).
      This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds
      (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification
      Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and
      semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the
      Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of
Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and
Class N shares, which normally have higher expenses than Class A and
Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The
Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You
      can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information is only a summary of certain  federal income tax information  about your  investment.  You should  consult  with your tax advisor  about  the  effect  of  an  investment  in  the  Fund  on  your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED AUGUST 31,               2002
2001       2000       1999       1998
=======================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 29.20    $
62.31    $ 39.77    $ 31.54    $ 40.42
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.13)       .18       (.02)       .10        .73
 Net realized and unrealized gain (loss)          (4.74)
(30.05)     25.42      11.69      (5.05)

-------------------------------------------------------
 Total from investment operations                 (4.87)
(29.87)     25.40      11.79      (4.32)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.14)        --       (.03)      (.48)      (.66)
 Distributions from net realized gain                --
(3.24)     (2.83)     (3.08)     (3.90)

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.14)
(3.24)     (2.86)     (3.56)     (4.56)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $24.19
$29.20     $62.31     $39.77     $31.54

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (16.77)%
(49.87)%    67.10%     39.39%    (11.62)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $1,173,027
$1,553,066 $3,176,435 $1,730,087 $1,356,905
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $1,430,735
$2,149,795 $2,390,125 $1,620,201 $1,640,181
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                     (0.54)%
0.45%     (0.01)%     0.24%      1.90%
 Expenses                                          1.31%
1.06%      1.01%      1.05%      1.00%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      18
OPPENHEIMER GROWTH FUND

CLASS B        YEAR ENDED AUGUST 31,               2002
2001       2000       1999       1998
=======================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 27.60    $
59.55    $ 38.37    $ 30.54    $ 39.34
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.54)
(.10)      (.21)      (.20)       .43
 Net realized and unrealized gain (loss)          (4.26)
(28.61)     24.22      11.32      (4.89)

-------------------------------------------------------
 Total from investment operations                 (4.80)
(28.71)     24.01      11.12      (4.46)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--         --         --       (.21)      (.44)
 Distributions from net realized gain                --
(3.24)     (2.83)     (3.08)     (3.90)

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --
(3.24)     (2.83)     (3.29)     (4.34)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $22.80
$27.60     $59.55     $38.37     $30.54

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (17.39)%
(50.26)%    65.82%     38.27%    (12.32)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $317,725
$483,298   $996,000   $445,629   $330,442
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $415,965
$692,159   $676,485   $410,058   $353,574
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                     (1.30)%
(0.31)%    (0.78)%    (0.58)%     1.08%
 Expenses                                          2.08%
1.83%      1.78%      1.86%      1.81%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      19
OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C        YEAR ENDED AUGUST 31,               2002
2001       2000       1999       1998
========================================================================================================

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 28.06    $
60.48    $ 38.92    $ 30.93    $ 39.87
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.43)
(.04)      (.09)      (.20)       .46
 Net realized and unrealized gain (loss)          (4.45)
(29.14)     24.48      11.47      (4.99)

--------------------------------------------------------
 Total from investment operations                 (4.88)
(29.18)     24.39      11.27      (4.53)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--         --         --       (.21)      (.51)
 Distributions from net realized gain                --
(3.24)     (2.83)     (3.07)     (3.90)

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --
(3.24)     (2.83)     (3.28)     (4.41)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $23.18
$28.06     $60.48     $38.92     $30.93

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (17.39)%
(50.26)%    65.87%     38.28%    (12.33)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $75,229
$102,144   $176,150    $57,970    $44,377
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $93,082
$133,823   $103,076    $53,501    $43,817
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                     (1.31)%
(0.32)%    (0.77)%    (0.58)%     1.06%
 Expenses                                          2.08%
1.84%      1.78%      1.86%      1.81%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      20
OPPENHEIMER GROWTH FUND

CLASS N        YEAR ENDED AUGUST 31,
2002       2001(1)
================================================================================
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                     $
29.13      $ 35.39
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.13)(2)     (.01)
 Net realized and unrealized loss
(4.78)(2)    (6.25)

---------------------------------
 Total from investment operations
(4.91)       (6.26)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.23)          --
 Distributions from net realized
gain                          --           --

---------------------------------
 Total dividends and/or distributions to shareholders
(.23)          --
--------------------------------------------------------------------------------
 Net asset value, end of period
$23.99       $29.13

=================================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(17.00)%     (17.69)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$2,243         $274
--------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,623         $ 70
--------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss
(0.90)%      (0.33)%
 Expenses
1.57%        1.40%
--------------------------------------------------------------------------------
 Portfolio turnover
rate                                       60%          92%

1. For the period from March 1, 2001 (inception of offering)
to August 31, 2001.

2. Per share amounts calculated based on the average shares
outstanding during
the period.

3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                      21
OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y        YEAR ENDED AUGUST 31,               2002
2001       2000       1999       1998
=======================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 29.27    $
62.33    $ 39.76    $ 31.54    $ 40.43
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.06)       .28        .16        .18        .87
 Net realized and unrealized gain (loss)          (4.73)
(30.10)     25.37      11.69      (5.09)

-------------------------------------------------------
 Total from investment operations                 (4.79)
(29.82)     25.53      11.87      (4.22)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.24)        --       (.13)      (.58)      (.77)
 Distributions from net realized gain                --
(3.24)     (2.83)     (3.07)     (3.90)

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.24)
(3.24)     (2.96)     (3.65)     (4.67)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $24.24
$29.27     $62.33     $39.76     $31.54

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (16.50)%
(49.77)%    67.56%     39.74%    (11.38)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $66,769   $
88,284   $191,267   $ 93,936   $132,146
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $81,127
$124,168   $134,650   $116,615   $135,098
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                     (0.25)%
0.67%      0.27%      0.65%      2.16%
 Expenses                                          1.13%
0.86%      0.73%      0.80%      0.71%(3)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                             1.02%
0.86%      0.73%      0.80%      0.71%
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

INFORMATION AND SERVICES

For More Information on Oppenheimer Growth Fund
The  following  additional  information  about  the  Fund  is  available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------------
By Telephone:                     Call OppenheimerFunds Services toll-free:
                                  1.800.CALL.OPP (225.5677)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                          Write to:
                                  OppenheimerFunds Services
                                  P.O. Box 5270
                                  Denver, Colorado 80217-5270
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                  You can send us a request by e-mail or
                                  read or download documents on the
                                  OppenheimerFunds website:
                                  www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                   The Fund's shares are distributed by:
                                              [logo] OppenheimerFunds(R)
                                                       Distributor, Inc.
The Fund's SEC File No.: 811-2306.
PR0270.001.1002
Printed on recycled paper.

                       Appendix to Prospectus of
                        Oppenheimer Growth Fund

      Graphic Material included in the Prospectus of Oppenheimer Growth
Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
Growth Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar          Oppenheimer
Year              Growth Fund
Ended             Class A Shares
-----             --------------

12/31/01          -24.54%
12/31/00          -11.16%
12/31/99          46.73%
12/31/98          10.95%
12/31/97          18.12%
12/31/96          23.46%
12/31/95          34.95%
12/31/94            2.38%
12/31/93            2.72%
12/31/92          13.37%

   Oppenheimer Growth Fund
           Supplement dated July 18, 2003 to the
 Statement of Additional Information dated October 23, 2002
                 revised February 12, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The  section   captioned   "Board  of   Trustees   and
    Oversight  Committees"  on page 23 is hereby deleted and
    replaced as follows:

    Board of Trustees and Oversight Committees. The
    Fund is governed by a Board of Trustees, which is
    responsible for protecting the interests of
    shareholders under Massachusetts law. The
    Trustees meet periodically throughout the year to
    oversee the Fund's activities, review its
    performance, and review the actions of the
    Manager. Although the Fund will not normally hold
    annual meetings of its shareholders, it may hold
    shareholder meetings from time to time on
    important matters, and shareholders have the
    right to call a meeting to remove a Trustee or to
    take other action described in the Fund's
    Declaration of Trust.

      The Board of Trustees has an Audit Committee, a
    Study Committee, a Governance Committee, and a
    Proxy Committee.  The Audit Committee is
    comprised solely of Independent Trustees.  The
    members of the Audit Committee are Edward Regan
    (Chairman), Kenneth Randall and Russell Reynolds.
    The Audit Committee held five meetings during the
    Fund's fiscal year ended August 31, 2002. The
    Audit Committee provides the Board with
    recommendations regarding the selection of the
    Fund's independent auditor. The Audit Committee
    also reviews the scope and results of audits and
    the audit fees charged, reviews reports from the
    Fund's independent auditor concerning the Fund's
    internal accounting procedures, and controls and
    reviews reports of the Manager's internal
    auditor, among other duties as set forth in the
    Committee's charter.

      The members of the Study Committee are Robert
    Galli (Chairman), Joel Motley and Phillip
    Griffiths. The Study Committee held eight
    meetings during the Fund's fiscal year ended
    August 31, 2002. The Study Committee evaluates
    and reports to the Board on the Fund's
    contractual arrangements, including the
    Investment Advisory and Distribution Agreements,
    transfer and shareholder service agreements and
    custodian agreements as well as the policies and
    procedures adopted by the Fund to comply with the
    Investment Company Act and other applicable law,
    among other duties as set forth in the
    Committee's charter.

      The members of the Governance Committee are
    Elizabeth Moynihan (Chairman), Joel Motley,
    Phillip Griffiths and Kenneth Randall. The
    Governance Committee did not hold a meeting
    during the Fund's fiscal year ended August 31,
    2002. The Governance Committee reviews the Fund's
    governance guidelines, the adequacy of the Fund's
    Codes of Ethics, and develops qualification
    criteria for Board members consistent with the
    Fund's governance guidelines, among other duties
    set forth in the Committee's charter.

      The members of the Proxy Committee are Edward
    Regan (Chairman), Russell Reynolds and John
    Murphy.  The Proxy Committee held one meeting
    during the Fund's fiscal year ended August 31,
    2002.  The Proxy Committee provides the Board
    with recommendations for proxy voting and
    monitors proxy voting by the Fund.

2.    Effective  March  31,  2003,  Mr.  Benjamin   Lipstein
   retired  as  a  Trustee.   Therefore,  the  Statement  of
   Additional   Information   is  revised  by  deleting  the
   biography for Mr. Lipstein on page 25.

3.    In the Trustee  compensation table on pages 29 and 30,
   the title of  "Chairman"  is added  after  Mr.  Yeutter's
   name.  In  addition,  the  following  footnote  is  added
   following Mr. Lipstein's name:

7.    Effective  January 1,  2003,  Clayton  Yeutter  became
               Chairman    of   the    Board    of
               Trustees/Directors  of the  Board I
               Funds upon the  retirement  of Leon
               Levy.  Effective  March  31,  2003,
               Mr. Lipstein retired as a Trustee.

July 18, 2003
PX0270.010

Oppenheimer Growth Fund
                 Supplement dated March 31, 2003 to the
   Statement of Additional Information dated October 23, 2002 revised
                           February 12, 2003

The Statement of Additional Information is changed as follows:

1.    The   section   captioned   "Board  of  Trustees   and   Oversight
    Committees" on page 23 is amended as follows:

    a. The second  sentence of the second  paragraph  under that caption is revised to read:

          "The  members  of the Audit  Committee  are  Kenneth  A.
          Randall (Chairman) and Edward Reagan."

   b. The first  sentence of the third  paragraph  under that caption is revised to read:

         "The  members  of the  Study  Committee  are  Robert  G.  Galli
         (Chairman), Elizabeth Moynihan and Joel Motley."

2.    Effective  March 31,  2003,  Mr.  Benjamin  Lipstein  retired as a
   Trustee.  Therefore,  the  Statement  of  Additional  Information  is
   revised by deleting the biography for Mr. Lipstein on page 25.

3.    In the  Trustee  compensation  table on pages 29 and 30, the title of "Chairman"  is added after Mr.  Yeutter's  name. In addition,  the following footnote is added following Mr. Lipstein's name:

7.    Effective January 1, 2003,  Clayton Yeutter became Chairman of the
               Board  of  Trustees/Directors  of the  Board  I
               Funds  upon  the   retirement   of  Leon  Levy.
               Effective   March  31,   2003,   Mr.   Lipstein
               retired as a Trustee.

March 31, 2003                                              PX0270.009

Oppenheimer Growth Fund
          Supplement dated January 2, 2003 to the
 Statement of Additional Information dated October 23, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    Effective  December 31, 2002,  Mr. Leon Levy  resigned
   as a  Trustee  of the Fund and Mr.  Clayton  Yeutter  was
   elected as  Chairman of the Board,  effective  January 1,
   2003.    Therefore,    the    Statement   of   Additional
   Information  is revised by deleting the biography for Mr.
   Levy  on  page  23 and by  adding  the  following  to Mr.
   Yeutter's  biography  on page 25:  "Chairman of the Board
   of Trustees."

2. In the  Trustee  compensation  table  on pages 28 and 29, the title of "Chairman" after
   Mr.  Levy's name is deleted  and the title of  "Chairman"
is added after Mr. Yeutter's
   name.  In  addition,  the  following  footnote  is  added
following Mr. Levy's name and
   following Mr. Yeutter's name:

7.    Effective  January 1,  2003,  Clayton  Yeutter  became
               Chairman    of   the    Board    of
               Trustees/Directors  of the  Board I
               Funds upon the  retirement  of Leon
               Levy.

January 2, 2003
PX0270.008

Oppenheimer Growth Fund
------------------------------------------------------------
------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated October 23, 2002

This Statement of Additional Information is not a
Prospectus. This document contains additional information
about the Fund and supplements information in the
Prospectus dated October 23, 2002.  It should be read
together with the Prospectus.  You can obtain the
Prospectus by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the
toll-free number shown above, or by downloading it from the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional  Information About the Fund's Investment Policies
and Risks..............................................................
 2
    The Fund's Investment Policies.....................................
 2
    Other Investment Techniques and Strategies.........................
 4
    Investment Restrictions............................................
18
How the Fund is Managed ...............................................
20
    Organization and History...........................................
20
    Board of Trustees and Oversight Committees.........................
21
    Trustees and Officers of the Fund..................................
22
    The Manager........................................................
29
Brokerage Policies of the Fund.........................................
32
Distribution and Service Plans.........................................
34
Performance of the Fund................................................
38

About Your Account
How To Buy Shares......................................................
43
How To Sell Shares.....................................................
53
How To Exchange Shares.................................................
58
Dividends, Capital Gains and Taxes.....................................
61
Additional Information About the Fund..................................
66

Financial Information About the Fund
Independent Auditors' Report...........................................
67
Financial Statements...................................................
68

Appendix A: Industry Classifications...................................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers..............
B-1

                             32
 -------------------------------------------------------------------------------
 ABOUT THE FUND
 -------------------------------------------------------------------------------

Additional  Information About the Fund's Investment Policies
and Risks

      The investment objective, the principal investment
policies and the main risks of the Fund are described in
the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and
risks and the types of securities that the Fund's
investment Manager, OppenheimerFunds, Inc. (the "Manager"),
can select for the Fund. Additional information is also
provided about the strategies that the Fund may use to try
to achieve its objective.

The Fund's Investment Policies. The composition of the
Fund's portfolio and the techniques and strategies that the
Fund's Manager may use in selecting portfolio securities
will vary over time. The Fund is not required to use all of
the investment techniques and strategies described below at
all times in seeking its goal. It may use some of the
special investment techniques and strategies at some times
or not at all.

      |X| Cyclical Opportunities. The Fund might also seek
to take advantage of changes in the business cycle by
investing in companies that are sensitive to those changes
if the Manager believes they have growth potential. For
example, when the economy is expanding, companies in the
consumer durable and technology sectors might benefit and
offer long-term growth opportunities. Other cyclical
industries include insurance, for example. The fund focuses
on seeking growth over the long term, but could seek to
take tactical advantage of short-term market movements or
events affecting particular issuers or industries.

      |X| Investments in Equity Securities. The Fund
focuses its investments in equity securities of mid-cap
issuers (having market capitalizations between $2 billion
and $11.5 billion) and large-cap issuers (having market
capitalizations greater than $11.5 billion). At times, the
market may favor or disfavor securities of issuers of a
particular capitalization range. Therefore the Fund may
focus its equity investments in securities of large cap or
mid cap issuers, or a combination of the two capitalization
ranges, based upon the Manager's judgment of where are the
best market opportunities to seek the Fund's objective.
Current income is not a criterion used to select portfolio
securities.

      The Fund can also invest in securities of small cap
issuers (having market capitalizations of less than $1
billion). Securities of small capitalization issuers may be
subject to greater price volatility in general than
securities of large-cap and mid-cap companies. Therefore,
to the degree that the Fund has investments in smaller
capitalization companies at times of market volatility, the
Fund's share price may fluctuate more. As noted below, the
Fund limits such investments in unseasoned small cap
issuers.

o     Convertible Securities. While convertible securities
are a form of debt security in many cases, their conversion
feature (allowing conversion into equity securities) causes
them to be regarded by the Manager more as "equity
equivalents." As a result, the rating assigned to the
security has less impact on the Manager's investment
decision with respect to convertible securities than in the
case of non-convertible fixed income securities.

      The value of a convertible security is a function of
its "investment value" and its "conversion value."  If the
investment value exceeds the conversion value, the security
will behave more like a debt security and the security's
price will likely increase when interest rates fall and
decrease when interest rates rise.  If the conversion value
exceeds the investment value, the security will behave more
like an equity security. In that case it will likely sell
at a premium over its conversion value and its price will
tend to fluctuate directly with the price of the underlying
security.

            To determine whether convertible securities
should be regarded as "equity equivalents," the Manager
examines the following factors:

(1)   whether, at the option of the investor, the
               convertible security can be exchanged for a
               fixed number of shares of common stock of
               the issuer,
(2)   whether the issuer of the convertible securities has
               restated its earnings per share of common
               stock on a fully diluted basis (considering
               the effect of conversion of the convertible
               securities), and
(3)   the extent to which the convertible security may be a
               defensive "equity substitute," providing the
               ability to participate in any appreciation
               in the price of the issuer's common stock.

      |X| Foreign Securities. The Fund can purchase equity
securities issued or guaranteed by foreign companies or
debt securities issued by foreign governments. "Foreign
securities" include equity and debt securities of companies
organized under the laws of countries other than the United
States and debt securities issued by foreign governments
and their agencies. They may be traded on foreign
securities exchanges or in the foreign over-the-counter
markets.

      Securities of foreign issuers that are represented by
American Depository Receipts or that are listed on a U.S.
securities exchange or traded in the U.S. over-the-counter
markets are not considered "foreign securities" for the
purpose of the Fund's investment allocations. That is
because they are not subject to many of the special
considerations and risks, discussed below, that apply to
foreign securities traded and held abroad.

      Investing in foreign securities offers potential
benefits not available from investing solely in securities
of domestic issuers. They include the opportunity to invest
in foreign issuers that appear to offer growth potential,
or in foreign countries with economic policies or business
cycles different from those of the U.S., or to reduce
fluctuations in portfolio value by taking advantage of
foreign stock markets that do not move in a manner parallel
to U.S. markets. The Fund will hold foreign currency only
in connection with the purchase or sale of foreign
securities.

o     Risks of Foreign Investing. Investments in foreign
securities may offer special opportunities for investing
but also present special additional risks and
considerations not typically associated with investments in
domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to
         changes in currency rates or currency control
         regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o

      lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial
         reporting standards in foreign countries
         comparable to those applicable to domestic
         issuers;
o     less volume on foreign exchanges than on U.S.
         exchanges;
o     greater volatility and less liquidity on foreign
         markets than in the U.S.;
o     less governmental regulation of foreign issuers,
         stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio
         transactions or loss of certificates for portfolio
         securities;
o     possibilities in some countries of expropriation,
         confiscatory taxation, political, financial or
         social instability or adverse diplomatic
         developments; and
o     unfavorable differences between the U.S. economy and
         foreign economies.

      In the past, U.S. government policies have
discouraged certain investments abroad by U.S. investors,
through taxation or other restrictions, and it is possible
that such restrictions could be re-imposed.

      |X| Portfolio Turnover. "Portfolio turnover"
describes the rate at which the Fund traded its portfolio
securities during its last fiscal year. For example, if a
fund sold all of its securities during the year, its
portfolio turnover rate would have been 100%. The Fund's
portfolio turnover rate will fluctuate from year to year,
although the Fund might have a portfolio turnover rate of
more than 100% annually. Increased portfolio turnover
creates higher brokerage and transaction costs for the
Fund, which could reduce its overall performance.
Additionally, the realization of capital gains from selling
portfolio securities may result in distributions of taxable
long-term capital gains to shareholders, since the Fund
will normally distribute all of its capital gains realized
each year, to avoid excise taxes under the Internal Revenue
Code.

Other Investment Techniques and Strategies. In seeking its
objective, the Fund may from time to time employ the types
of investment strategies and investments described below.
It is not required to use all of these strategies at all
times, and at times may not use them.

      |X| Investing in Small, Unseasoned Companies. The
Fund can invest in securities of small, unseasoned
companies. These are companies that have been in operation
for less than three years, including the operations of any
predecessors. Securities of these companies may be subject
to volatility in their prices. They may have a limited
trading market, which may adversely affect the Fund's
ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that
own a security issued by a small, unseasoned issuer for
which there is limited liquidity might trade the security
when the Fund is attempting to dispose of its holdings of
that security. In that case the Fund might receive a lower
price for its holdings than might otherwise be obtained.

      As a fundamental policy, the Fund cannot make an
investment that will result in more than 15% of the Fund's
total assets being invested in the securities of small,
unseasoned companies. The Fund currently intends to invest
no more than 5% of its net assets in those securities.

      |X| Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It may do so
for liquidity purposes to meet anticipated redemptions of
Fund shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions, or for temporary
defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security
from, and simultaneously resells it to, an approved vendor
for delivery on an agreed-upon future date. The resale
price exceeds the purchase price by an amount that reflects
an agreed-upon interest rate effective for the period
during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been
designated as primary dealers in government securities.
They must meet credit requirements set by the Manager from
time to time.

      The majority of these transactions run from day to
day, and delivery pursuant to the resale typically occurs
within one to five days of the purchase. Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's limits on holding illiquid investments. The
Fund will not enter into a repurchase agreement that causes
more than 10% of its net assets to be subject to repurchase
agreements having a maturity beyond seven days. There is no
limit on the amount of the Fund's net assets that may be
subject to repurchase agreements having maturities of seven
days or less.

      Repurchase agreements, considered "loans" under the
Investment Company Act, are collateralized by the
underlying security. The Fund's repurchase agreements
require that at all times while the repurchase agreement is
in effect, the value of the collateral must equal or exceed
the repurchase price to fully collateralize the repayment
obligation. However, if the vendor fails to pay the resale
price on the delivery date, the Fund may incur costs in
disposing of the collateral and may experience losses if
there is any delay in its ability to do so. The Manager
will impose creditworthiness requirements to confirm that
the vendor is financially sound and will continuously
monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with
other affiliated entities managed by the Manager, may
transfer uninvested cash balances into one or more joint
repurchase accounts. These balances are invested in one or
more repurchase agreements, secured by U.S. government
securities. Securities that are pledged as collateral for
repurchase agreements are held by a custodian bank until
the agreements mature. Each joint repurchase arrangement
requires that the market value of the collateral be
sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the
agreement, retention or sale of the collateral may be
subject to legal proceedings.

      |X| Illiquid and Restricted Securities. Under the
policies and procedures established by the Fund's Board of
Trustees, the Manager determines the liquidity of certain
of the Fund's investments. To enable the Fund to sell its
holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those
securities to be registered. The expenses of registering
restricted securities may be negotiated by the Fund with
the issuer at the time the Fund buys the securities. When
the Fund must arrange registration because the Fund

wishes to sell the security, a considerable period may
elapse between the time the decision is made to sell the
security and the time the security is registered so that
the Fund could sell it. The
Fund would bear the risks of any downward price fluctuation
during that period.

      The Fund may also acquire restricted securities
through private placements. Those securities have
contractual restrictions on their public resale. Those
restrictions might limit the Fund's ability to dispose of
the securities and might lower the amount the Fund could
realize upon the sale.

      The Fund has limitations that apply to purchases of
restricted securities, as stated in the Prospectus. Those
percentage restrictions do not limit purchases of
restricted securities that are eligible for sale to
qualified institutional purchasers under Rule 144A of the
Securities Act of 1933, if those securities have been
determined to be liquid by the Manager under Board-approved
guidelines. Those guidelines take into account the trading
activity for such securities and the availability of
reliable pricing information, among other factors. If there
is a lack of trading interest in a particular Rule 144A
security, the Fund's holdings of that security may be
considered to be illiquid.

      Illiquid securities include repurchase agreements
maturing in more than seven days and participation
interests that do not have puts exercisable within seven
days.

      |X| Loans of Portfolio Securities. To raise cash for
liquidity purposes, the Fund can lend its portfolio
securities to brokers, dealers and other types of financial
institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value
of the Fund's total assets. The Fund currently does not
intend to engage in loans of securities in the coming year,
but if it does so, such loans will not likely exceed 5% of
the Fund's total assets.

      There are some risks in connection with securities
lending. The Fund might experience a delay in receiving
additional collateral to secure a loan, or a delay in
recovery of the loaned securities if the borrower defaults.
The Fund must receive collateral for a loan. Under current
applicable regulatory requirements (which are subject to
change), on each business day the loan collateral must be
at least equal to the value of the loaned securities. It
must consist of cash, bank letters of credit, securities of
the U.S. government or its agencies or instrumentalities,
or other cash equivalents in which the Fund is permitted to
invest. To be acceptable as collateral, letters of credit
must obligate a bank to pay amounts demanded by the Fund if
the demand meets the terms of the letter. The terms of the
letter of credit and the issuing bank both must be
satisfactory to the Fund.

      When it lends securities, the Fund receives amounts
equal to the dividends or interest on loaned securities. It
also receives one or more of (a) negotiated loan fees, (b)
interest on securities used as collateral, and (c) interest
on any short-term debt securities purchased with such loan
collateral. Either type of interest may be shared with the
borrower. The Fund may also pay reasonable finder's,
custodian and administrative fees in connection with these
loans. The terms of the Fund's loans must meet applicable
tests under the Internal Revenue Code and must permit the
Fund to reacquire loaned securities on five days' notice or
in time to vote on any important matter.

      |X| Borrowing for Leverage. As a fundamental
investment policy, the Fund may not borrow money, except to
the extent permitted under the Investment Company Act of
1940, (the "Investment Company Act") the rules or
regulations thereunder or any exemption therefrom that is
applicable to the Fund, as such statute, rules or
regulations may be amended or interpreted
from time to time. Currently, under the Investment Company
Act, a mutual fund may borrow only from banks and the
maximum amount it may borrow is up to one-third of its
total assets (including the amount borrowed).  The Fund may
borrow up to 5% of its total assets for temporary purposes
from any person. Under the Investment Company Act, there is
a rebuttable presumption that a loan is temporary if it is
repaid within 60 days and not extended or renewed. If the
value of the Fund's assets fails to meet this 300% asset
coverage requirement, the Fund will reduce its bank debt
within three days to meet the requirement. To do so the
Fund might have to sell a portion of its investments at a
disadvantageous time.

      The Fund will pay interest on these loans, and that
interest expense will raise the overall expenses of the
Fund and reduce its returns. If it does borrow, its
expenses will be greater than comparable funds that do not
borrow for leverage. Additionally, the Fund's net asset
value per share might fluctuate more than that of funds
that do not borrow. Currently, the Fund does not
contemplate using this technique, but if it does so, it
will not likely do so to a substantial degree.

      |X| Derivatives. The Fund can invest in a variety of
derivative investments to seek income for liquidity needs
or for hedging purposes. Some derivative investments the
Fund can use are the hedging instruments described below in
this Statement of Additional Information. However, the Fund
does not use, and does not currently contemplate using,
derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use
include debt exchangeable for common stock of an issuer or
"equity-linked debt securities" of an issuer. At maturity,
the debt security is exchanged for common stock of the
issuer or it is payable in an amount based on the price of
the issuer's common stock at the time of maturity. Both
alternatives present a risk that the amount payable at
maturity will be less than the principal amount of the debt
because the price of the issuer's common stock may not be
as high as the Manager expected.

      |X| Hedging. Although the Fund does not anticipate
the extensive use of hedging instruments, the Fund can use
hedging instruments. To attempt to protect against declines
in the market value of the Fund's portfolio, to permit the
Fund to retain unrealized gains in the value of portfolio
securities which have appreciated, or to facilitate selling
securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures. Covered
         calls may also be used to increase the Fund's
         income, but the Manager does not expect to engage
         extensively in that practice.

      The Fund can use hedging to establish a position in
the securities market as a temporary substitute for
purchasing particular securities. In that case the Fund
would normally seek to purchase the securities and then
terminate that hedging position. The Fund might also use
this type of hedge to attempt to protect against the
possibility that its portfolio securities would not be
fully included in a rise in value of the market. To do so
the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and
options on futures will be incidental to the Fund's
activities in the underlying cash market. The particular
hedging instruments the Fund can use are described below.
The Fund may employ new hedging instruments and strategies
when they are developed, if those investment methods are
consistent with the Fund's investment objective and are
permissible under applicable regulations governing the
Fund.

o     Futures. The Fund may buy and sell futures contracts
that relate to (1) broadly-based stock indices (these are
referred to as "stock index futures"), (2) other
broadly-based securities indices (these are referred to as
"financial futures") and (3) foreign currencies (these are
referred to as "forward contracts").

      A broadly-based stock index is used as the basis for
trading stock index futures. They may in some cases be
based on stocks of issuers in a particular industry or
group of industries. A stock index assigns relative values
to the common stocks included in the index and its value
fluctuates in response to the changes in value of the
underlying stocks. A stock index cannot be purchased or
sold directly. Financial futures are similar contracts
based on the future value of the basket of securities that
comprise the index. These contracts obligate the seller to
deliver, and the purchaser to take, cash to settle the
futures transaction. There is no delivery made of the
underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering
into an offsetting contract.

      No payment is paid or received by the Fund on the
purchase or sale of a future. Upon entering into a futures
transaction, the Fund will be required to deposit an
initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be
deposited with the Fund's custodian bank in an account
registered in the futures broker's name. However, the
futures broker can gain access to that account only under
specified conditions. As the future is marked to market
(that is, its value on the Fund's books is changed) to
reflect changes in its market value, subsequent margin
payments, called variation margin, will be paid to or by
the futures broker daily.

      At any time prior to expiration of the future, the
Fund may elect to close out its position by taking an
opposite position, at which time a final determination of
variation margin is made and any additional cash must be
paid by or released to the Fund. Any loss or gain on the
future is then realized by the Fund for tax purposes. All
futures transactions (except forward contracts) are
effected through a clearinghouse associated with the
exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell
certain kinds of put options ("puts") and call options
("calls"). The Fund can buy and sell exchange-traded and
over-the-counter put and call options, including index
options, securities options, currency options, options on
commodity indices, and options on the other types of
futures described above.

            o Writing Covered Call Options. The Fund can
write (that is, sell) covered calls. If the Fund sells a
call option, it must be covered. That means the Fund must
own the security subject to the call while the call is
outstanding, or, for certain types of calls, the call may
be

covered by segregating liquid assets to enable the Fund to
satisfy its obligations if the call is exercised. Up to 25%
of the Fund's total assets may be subject to calls the Fund
writes.

      When the Fund writes a call on a security, it
receives cash (a premium). The Fund agrees to sell the
underlying security to a purchaser of a corresponding call
on the same security during the call period at a fixed
exercise price regardless of market price changes during
the call period. The call period is usually not more than
nine months. The exercise price may differ from the market
price of the underlying security. The Fund has the risk of
loss that the price of the underlying security may decline
during the call period. That risk may be offset to some
extent by the premium the Fund receives. If the value of
the investment does not rise above the call price, it is
likely that the call will lapse without being exercised. In
that case the Fund would keep the cash premium and the
investment.

      When the Fund writes a call on an index, it receives
cash (a premium). If the buyer of the call exercises it,
the Fund will pay an amount of cash equal to the difference
between the closing price of the call and the exercise
price, multiplied by a specified multiple that determines
the total value of the call for each point of difference.
If the value of the underlying investment does not rise
above the call price, it is likely that the call will lapse
without being exercised. In that case, the Fund would keep
the cash premium.

      The Fund's custodian, or a securities depository
acting for the custodian, will act as the Fund's escrow
agent, through the facilities of the Options Clearing
Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other
acceptable escrow securities. In that way, no margin will
be required for such transactions. OCC will release the
securities on the expiration of the option or when the Fund
enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC")
option, it will enter into an arrangement with a primary
U.S. government securities dealer which will establish a
formula price at which the Fund will have the absolute
right to repurchase that OTC option. The formula price will
generally be based on a multiple of the premium received
for the option, plus the amount by which the option is
exercisable below the market price of the underlying
security (that is, the option is "in the money"). When the
Fund writes an OTC option, it will treat as illiquid (for
purposes of its restriction on holding illiquid securities)
the mark-to-market value of any OTC option it holds, unless
the option is subject to a buy-back agreement by the
executing broker.

      To terminate its obligation on a call it has written,
the Fund may purchase a corresponding call in a "closing
purchase transaction." The Fund will then realize a profit
or loss, depending upon whether the net of the amount of
the option transaction costs and the premium received on
the call the Fund wrote is more or less than the price of
the call the Fund purchases to close out the transaction.
The Fund may realize a profit if the call expires
unexercised, because the Fund will retain the underlying
security and the premium it received when it wrote the
call. Any such profits are considered short-term capital
gains for federal income tax purposes, as are the premiums
on lapsed calls. When distributed by the Fund they are
taxable as ordinary income. If the Fund cannot effect a
closing purchase transaction due to the lack of a market,
it will have to hold the callable securities until the call
expires or is exercised.

      The Fund may also write calls on a futures contract
without owning the futures contract or securities
deliverable under the contract. To do so, at the time the
call is written, the Fund must cover the call by
identifying on its books an equivalent dollar amount of
liquid assets. The Fund will identify additional liquid
assets if the value of the identified assets drops below
100%
of the current value of the future. Because of this
segregation requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future
require the Fund to deliver a futures contract. It would
simply put the Fund in a short futures position, which is
permitted by the Fund's hedging policies.

            o Writing Put Options. The Fund can sell put
options. A put option on securities gives the purchaser the
right to sell, and the writer the obligation to buy, the
underlying investment at the exercise price during the
option period. The Fund will not write puts if, as a
result, more than 25% of the Fund's net assets would be
required to be identified to cover such put options.

      If the Fund writes a put, the put must be covered by
identified liquid assets. The premium the Fund receives
from writing a put represents a profit, as long as the
price of the underlying investment remains equal to or
above the exercise price of the put. However, the Fund also
assumes the obligation during the option period to buy the
underlying investment from the buyer of the put at the
exercise price, even if the value of the investment falls
below the exercise price. If a put the Fund has written
expires unexercised, the Fund realizes a gain in the amount
of the premium less the transaction costs incurred. If the
put is exercised, the Fund must fulfill its obligation to
purchase the underlying investment at the exercise price.
That price will usually exceed the market value of the
investment at that time. In that case, the Fund may incur a
loss if it sells the underlying investment. That loss will
be equal to the sum of the sale price of the underlying
investment and the premium received minus the sum of the
exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure
its obligation to pay for the underlying security the Fund
will identify liquid assets with a value equal to or
greater than the exercise price of the underlying
securities. The Fund therefore forgoes the opportunity of
investing the identified assets or writing calls against
those assets.

      As long as the Fund's obligation as the put writer
continues, it may be assigned an exercise notice by the
broker-dealer through which the put was sold. That notice
will require the Fund to take delivery of the underlying
security and pay the exercise price. The Fund has no
control over when it may be required to purchase the
underlying security, since it may be assigned an exercise
notice at any time prior to the termination of its
obligation as the writer of the put. That obligation
terminates upon expiration of the put. It may also
terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a
put of the same series as it sold. Once the Fund has been
assigned an exercise notice, it cannot effect a closing
purchase transaction.

      The Fund may decide to effect a closing purchase
transaction to realize a profit on an outstanding put
option it has written or to prevent the underlying security
from being put. Effecting a closing purchase transaction
will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds
from the sale for other investments. The Fund will realize
a profit or loss from a closing purchase transaction
depending on whether the
cost of the transaction is less or more than the premium
received from writing the put option. Any profits from
writing puts are considered short-term capital gains for
federal tax purposes, and when distributed by the Fund, are
taxable as ordinary income.

            o Purchasing Calls and Puts. The Fund can
purchase calls to protect against the possibility that the
Fund's portfolio will not participate in an anticipated
rise in the securities market. When the Fund buys a call
(other than in a closing purchase transaction), it pays a
premium. The Fund then has the right to buy the underlying
investment from a seller of a corresponding call on the
same investment during the call period at a fixed exercise
price. The Fund benefits only if it sells the call at a
profit or if, during the call period, the market price of
the underlying investment is above the sum of the call
price plus the transaction costs and the premium paid for
the call and the Fund exercises the call. If the Fund does
not exercise the call or sell it (whether or not at a
profit), the call will become worthless at its expiration
date. In that case the Fund will have paid the premium but
lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the
underlying investment in its portfolio. When the Fund
purchases a put, it pays a premium and, except as to puts
on indices, has the right to sell the underlying investment
to a seller of a put on a corresponding investment during
the put period at a fixed exercise price. Buying a put on
securities or futures the Fund owns enables the Fund to
attempt to protect itself during the put period against a
decline in the value of the underlying investment below the
exercise price by selling the underlying investment at the
exercise price to a seller of a corresponding put. If the
market price of the underlying investment is equal to or
above the exercise price and, as a result, the put is not
exercised or resold, the put will become worthless at its
expiration date. In that case the Fund will have paid the
premium but lost the right to sell the underlying
investment. However, the Fund may sell the put prior to its
expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own
(such as an index or future) permits the Fund to resell the
put or to buy the underlying investment and sell it at the
exercise price. The resale price will vary inversely to the
price of the underlying investment. If the market price of
the underlying investment is above the exercise price and,
as a result, the put is not exercised, the put will become
worthless on its expiration date.

      When the Fund purchases a call or put on an index or
future, it pays a premium, but settlement is in cash rather
than by delivery of the underlying investment to the Fund.
Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market
generally) rather than on price movements in individual
securities or futures contracts.

      The Fund may buy a call or put only if, after the
purchase, the value of all call and put options held by the
Fund will not exceed 5% of the Fund's total assets.

            o Buying and Selling Options on Foreign
Currencies. The Fund can buy and sell calls and puts on
foreign currencies. They include puts and calls that trade
on a securities or commodities exchange or in the
over-the-counter markets or are quoted by major recognized
dealers in such options. The Fund could use these calls and
puts to try to protect against declines in the dollar value
of foreign securities and increases in the dollar cost of
foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value
of a foreign currency in which securities to be acquired
are denominated, the increased cost of those securities may
be partially offset by purchasing calls or writing puts on
that foreign currency. If the Manager anticipates a
decline in the dollar value of a foreign currency, the
decline in the dollar value of portfolio securities
denominated in that currency might be partially offset by
writing calls or purchasing puts on that foreign currency.
However, the currency rates could fluctuate in a direction
adverse to the Fund's position. The Fund will then have
incurred option premium payments and transaction costs
without a corresponding benefit.

      A call the Fund writes on a foreign currency is
"covered" if the Fund owns the underlying foreign currency
covered by the call or has an absolute and immediate right
to acquire that foreign currency without additional cash
consideration (or it can do so for additional cash
consideration identified on its books with the custodian
bank) upon conversion or exchange of other foreign currency
held in its portfolio.

      The Fund could write a call on a foreign currency to
provide a hedge against a decline in the U.S. dollar value
of a security which the Fund owns or has the right to
acquire and which is denominated in the currency underlying
the option. That decline might be one that occurs due to an
expected adverse change in the exchange rate. This is known
as a "cross-hedging" strategy. In those circumstances, the
Fund covers the option by maintaining and identifying cash,
U.S. government securities or other liquid, high grade debt
securities in an amount equal to the exercise price of the
option, with the Fund's custodian bank.

o     Risks of Hedging with Options and Futures. The use of
hedging instruments requires special skills and knowledge
of investment techniques that are different than what is
required for normal portfolio management. If the Manager
uses a hedging instrument at the wrong time or judges
market conditions incorrectly, hedging strategies may
reduce the Fund's return. The Fund could also experience
losses if the prices of its futures and options positions
were not correlated with its other investments.

      The Fund's option activities might affect its
portfolio turnover rate and brokerage commissions. The
exercise of calls written by the Fund might cause the Fund
to sell related portfolio securities, thus increasing its
turnover rate. The exercise by the Fund of puts on
securities will cause the sale of underlying investments,
increasing portfolio turnover. Although the decision
whether to exercise a put it holds is within the Fund's
control, holding a put might cause the Fund to sell the
related investments for reasons that would not exist in the
absence of the put.

      The Fund could pay a brokerage commission each time
it buys a call or put, sells a call or put, or buys or
sells an underlying investment in connection with the
exercise of a call or put. Those commissions could be
higher on a relative basis than the commissions for direct
purchases or sales of the underlying investments. Premiums
paid for options are small in relation to the market value
of the underlying investments. Consequently, put and call
options offer large amounts of leverage. The leverage
offered by trading in options could result in the Fund's
net asset value being more sensitive to changes in the
value of the underlying investment.

      If a covered call written by the Fund is exercised on
an investment that has increased in value, the Fund will be
required to sell the investment at the call price. It will
not be able to realize any profit if the investment has
increased in value above the call price.

      An option position may be closed out only on a market
that provides secondary trading for options of the same
series, and there is no assurance that a liquid secondary
market will exist for any particular option. The Fund might
experience losses if it could not close out a position
because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling
futures or purchasing puts on broadly-based indices or
futures to attempt to protect against declines in the value
of the Fund's portfolio securities. The risk is that the
prices of the futures or the applicable index will
correlate imperfectly with the behavior of the cash prices
of the Fund's securities. For example, it is possible that
while the Fund has used hedging instruments in a short
hedge, the market may advance and the value of the
securities held in the Fund's portfolio might decline. If
that occurred, the Fund would lose money on the hedging
instruments and also experience a decline in the value of
its portfolio securities. However, while this could occur
for a very brief period or to a very small degree, over
time the value of a diversified portfolio of securities
will tend to move in the same direction as the indices upon
which the hedging instruments are based.

      The risk of imperfect correlation increases as the
composition of the Fund's portfolio diverges from the
securities included in the applicable index. To compensate
for the imperfect correlation of movements in the price of
the portfolio securities being hedged and movements in the
price of the hedging instruments, the Fund might use
hedging instruments in a greater dollar amount than the
dollar amount of portfolio securities being hedged. It
might do so if the historical volatility of the prices of
the portfolio securities being hedged is more than the
historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and
futures markets are subject to distortions, due to
differences in the nature of those markets. First, all
participants in the futures market are subject to margin
deposit and maintenance requirements. Rather than meeting
additional margin deposit requirements, investors may close
futures contracts through offsetting transactions which
could distort the normal relationship between the cash and
futures markets. Second, the liquidity of the futures
market depends on participants entering into offsetting
transactions rather than making or taking delivery. To the
extent participants decide to make or take delivery,
liquidity in the futures market could be reduced, thus
producing distortion. Third, from the point of view of
speculators, the deposit requirements in the futures market
are less onerous than margin requirements in the securities
markets. Therefore, increased participation by speculators
in the futures market may cause temporary price
distortions.

      The Fund can use hedging instruments to establish a
position in the securities markets as a temporary
substitute for the purchase of individual securities (long
hedging) by buying futures and/or calls on such futures,
broadly-based indices or on securities. It is possible that
when the Fund does so the market might decline. If the Fund
then concludes not to invest in securities because of
concerns that the market might decline further or for other
reasons, the Fund will realize a loss on the hedging
instruments that is not offset by a reduction in the price
of the securities purchased.

o     Forward Contracts. Forward contracts are foreign
currency exchange contracts. They are used to buy or sell
foreign currency for future delivery at a fixed price. The
Fund uses them to "lock in" the U.S. dollar price of a
security denominated in a foreign currency that the
Fund has bought or sold, or to protect against possible
losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund limits its exposure
in foreign currency exchange contracts in a particular
foreign currency to the amount of its assets denominated in
that currency or a closely-correlated currency. The Fund
may also use "cross-hedging" where the Fund hedges against
changes in currencies other than the currency in which a
security it holds is denominated.

      Under a forward contract, one party agrees to
purchase, and another party agrees to sell, a specific
currency at a future date. That date may be any fixed
number of days from the date of the contract agreed upon by
the parties. The transaction price is set at the time the
contract is entered into. These contracts are traded in the
inter-bank market conducted directly among currency traders
(usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against
uncertainty in the level of future exchange rates. The use
of forward contracts does not eliminate the risk of
fluctuations in the prices of the underlying securities the
Fund owns or intends to acquire, but it does fix a rate of
exchange in advance. Although forward contracts may reduce
the risk of loss from a decline in the value of the hedged
currency, at the same time they limit any potential gain if
the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase
or sale of a security denominated in a foreign currency, or
when it anticipates receiving dividend payments in a
foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar
equivalent of the dividend payments. To do so, the Fund
could enter into a forward contract for the purchase or
sale of the amount of foreign currency involved in the
underlying transaction, in a fixed amount of U.S. dollars
per unit of the foreign currency. This is called a
"transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency
exchange rates during the period between the date on which
the security is purchased or sold or on which the payment
is declared, and the date on which the payments are made or
received.

      The Fund could also use forward contracts to lock in
the U.S. dollar value of portfolio positions. This is
called a "position hedge." When the Fund believes that
foreign currency might suffer a substantial decline against
the U.S. dollar, it could enter into a forward contract to
sell an amount of that foreign currency approximating the
value of some or all of the Fund's portfolio securities
denominated in that foreign currency. When the Fund
believes that the U.S. dollar might suffer a substantial
decline against a foreign currency, it could enter into a
forward contract to buy that foreign currency for a fixed
dollar amount. Alternatively, the Fund could enter into a
forward contract to sell a different foreign currency for a
fixed U.S. dollar amount if the Fund believes that the U.S.
dollar value of the foreign currency to be sold pursuant to
its forward contract will fall whenever there is a decline
in the U.S. dollar value of the currency in which portfolio
securities of the Fund are denominated. That is referred to
as a "cross hedge."

      The Fund will cover its short positions in these
cases by identifying to its custodian bank assets having a
value equal to the aggregate amount of the Fund's
commitment under forward contracts. The Fund will not enter
into forward contracts or maintain a net exposure to such

contracts if the consummation of the contracts would
obligate the Fund to deliver an amount of foreign currency
in excess of the value of the Fund's portfolio securities
or other assets denominated in that currency or another
currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction
costs, the Fund may maintain a net exposure to forward
contracts in excess of the value of the Fund's portfolio
securities or other assets denominated in foreign
currencies if the excess amount is "covered" by liquid
securities denominated in any currency. The cover must be
at least equal at all times to the amount of that excess.
As one alternative, the Fund may purchase a call option
permitting the Fund to purchase the amount of foreign
currency being hedged by a forward sale contract at a price
no higher than the forward contract price. As another
alternative, the Fund may purchase a put option permitting
the Fund to sell the amount of foreign currency subject to
a forward purchase contract at a price as high or higher
than the forward contact price.

      The precise matching of the amounts under forward
contracts and the value of the securities involved
generally will not be possible because the future value of
securities denominated in foreign currencies will change as
a consequence of market movements between the date the
forward contract is entered into and the date it is sold.
In some cases the Manager might decide to sell the security
and deliver foreign currency to settle the original
purchase obligation. If the market value of the security is
less than the amount of foreign currency the Fund is
obligated to deliver, the Fund might have to purchase
additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of
the security instead exceeds the amount of foreign currency
the Fund is obligated to deliver to settle the trade, the
Fund might have to sell on the spot market some of the
foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot
market in those cases.

      The projection of short-term currency market
movements is extremely difficult, and the successful
execution of a short-term hedging strategy is highly
uncertain. Forward contracts involve the risk that
anticipated currency movements will not be accurately
predicted, causing the Fund to sustain losses on these
contracts and to pay additional transactions costs. The use
of forward contracts in this manner might reduce the Fund's
performance if there are unanticipated changes in currency
prices to a greater degree than if the Fund had not entered
into such contracts.

      At or before the maturity of a forward contract
requiring the Fund to sell a currency, the Fund might sell
a portfolio security and use the sale proceeds to make
delivery of the currency. In the alternative the Fund might
retain the security and offset its contractual obligation
to deliver the currency by purchasing a second contract.
Under that contract the Fund will obtain, on the same
maturity date, the same amount of the currency that it is
obligated to deliver. Similarly, the Fund might close out a
forward contract requiring it to purchase a specified
currency by entering into a second contract entitling it to
sell the same amount of the same currency on the maturity
date of the first contract. The Fund would realize a gain
or loss as a result of entering into such an offsetting
forward contract under either circumstance. The gain or
loss will depend on the extent to which the exchange rate
or rates between the currencies involved moved between the
execution dates of the first contract and offsetting
contract.

      The costs to the Fund of engaging in forward
contracts varies with factors such as the currencies
involved, the length of the contract period and the market
conditions then prevailing.

Because forward contracts are usually entered into on a
principal basis, no brokerage fees or commissions are
involved. Because these contracts are not traded on an
exchange, the Fund must evaluate the credit and performance
risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of
U.S. dollars, it does not intend to convert its holdings of
foreign currencies into U.S. dollars on a daily basis. The
Fund may convert foreign currency from time to time, and
will incur costs in doing so. Foreign exchange dealers do
not charge a fee for conversion, but they do seek to
realize a profit based on the difference between the prices
at which they buy and sell various currencies. Thus, a
dealer might offer to sell a foreign currency to the Fund
at one rate, while offering a lesser rate of exchange if
the Fund desires to resell that currency to the dealer.

o     Regulatory Aspects of Hedging Instruments. When using
futures and options on futures, the Fund is required to
operate within certain guidelines and restrictions with
respect to the use of futures as established by the
Commodities Futures Trading Commission (the "CFTC"). In
particular, the Fund is exempted from registration with the
CFTC as a "commodity pool operator" if the Fund complies
with the requirements of Rule 4.5 adopted by the CFTC. The
Rule does not limit the percentage of the Fund's assets
that may be used for futures margin and related options
premiums for a bona fide hedging position. However, under
the Rule, the Fund must limit its aggregate initial futures
margin and related options premiums to not more than 5% of
the Fund's net assets for hedging strategies that are not
considered bona fide hedging strategies under the Rule.
Under the Rule, the Fund must also use short futures and
options on futures solely for bona fide hedging purposes
within the meaning and intent of the applicable provisions
of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to
limitations established by the option exchanges. The
exchanges limit the maximum number of options that may be
written or held by a single investor or group of investors
acting in concert. Those limits apply regardless of whether
the options were written or purchased on the same or
different exchanges or are held in one or more accounts or
through one or more different exchanges or through one or
more brokers. Thus, the number of options that the Fund may
write or hold may be affected by options written or held by
other entities, including other investment companies having
the same advisor as the Fund (or an advisor that is an
affiliate of the Fund's advisor). The exchanges also impose
position limits on Futures transactions. An exchange may
order the liquidation of positions found to be in violation
of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund
purchases a future, it must maintain cash or readily
marketable short-term debt instruments in an amount equal
to the market value of the securities underlying the
future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain
foreign currency exchange contracts in which the Fund may
invest are treated as "Section 1256 contracts" under the
Internal Revenue Code. In general, gains or losses relating
to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under
the Code. However, foreign currency gains or losses arising
from Section 1256 contracts that are forward contracts
generally are treated as ordinary income or loss. In
addition, Section 1256 contracts held by the Fund at the
end of each taxable year are "marked-to-market," and
unrealized gains or losses are treated as though they were
realized. These contracts also may be marked-to-market for
purposes of determining the excise tax applicable to
investment company distributions and for other purposes
under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those
transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may
result in "straddles" for federal income tax purposes. The
straddle rules may affect the character and timing of gains
(or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a
position making up a straddle is allowed only to the extent
that the loss exceeds any unrecognized gain in the
offsetting positions making up the straddle. Disallowed
loss is generally allowed at the point where there is no
unrecognized gain in the offsetting positions making up the
straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains
or losses are treated as ordinary income or loss:

      (1) gains or losses attributable to fluctuations in
          exchange rates that occur between the time the
          Fund accrues interest or other receivables or
          accrues expenses or other liabilities denominated
          in a foreign currency and the time the Fund
          actually collects such receivables or pays such
          liabilities, and
      (2) gains or losses attributable to fluctuations in
          the value of a foreign currency between the date
          of acquisition of a debt security denominated in
          a foreign currency or foreign currency forward
          contracts and the date of disposition.

      Currency gains and losses are offset against market
gains and losses on each trade before determining a net
"Section 988" gain or loss under the Internal Revenue Code
for that trade, which may increase or decrease the amount
of the Fund's investment company income available for
distribution to its shareholders.

      |X| Investment in Other Investment Companies.  As a
non-fundamental policy, the Fund generally cannot invest in
securities of other investment companies, except to the
extent permitted under the Investment Company Act, the
rules or regulations thereunder or any exemption therefrom,
as such statute, rules or regulations may be amended or
interpreted from time to time.  To the extent that the Fund
can invest in shares of other investment companies, those
investments can include open-end funds, closed-end funds
and unit investment trusts, subject to the limits set forth
in the Investment Company Act that apply to those types of
investments.  For example, the Fund can invest in
exchange-traded funds, which are typically open-end funds
or unit investment trusts, listed on a stock exchange.  The
Fund might do so as a way of gaining exposure to the
segments of the equity or fixed-income markets represented
by the exchange-traded fund's portfolio at times when the
Fund may not be able to buy those portfolio securities
directly.  An investment in another investment company may
involve the payment of substantial premiums above the value
of such investment company's portfolio securities and is
subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment
companies unless the Manager believes that the potential
benefits of the investment justify the payment of any
premiums or sales charges.  As a shareholder is an
investment company, the Fund would be subject to its
ratable share of that investment company's expenses,
including its advisory and administration fees.  At the
same time, the Fund would bear its own management fees and
other expenses.  The Fund does not anticipate investing a
substantial amount of its net assets in shares of other
investment companies.

      |X| Temporary Defensive Investments. When market,
economic or political conditions are unstable, or the
Manager believes it is otherwise appropriate to reduce
holdings in stocks, the Fund can invest in a variety of
debt securities for defensive purposes. The Fund can also
purchase these securities for liquidity purposes to meet
cash needs due to the redemption of Fund shares, or to hold
while waiting to reinvest cash received from the sale of
other portfolio securities. The Fund can buy:
o     high-quality (rated in the top two rating categories
         of nationally-recognized rating organizations or
         deemed by the Manager to be of comparable
         quality), short-term money market instruments,
         including those issued by the U. S. Treasury or
         other government agencies,
o     commercial paper (short-term, unsecured, promissory
         notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates of deposit and bankers' acceptances of
         domestic and foreign banks and savings and loan
         associations, and
o     repurchase agreements.

      These short-term debt securities would be selected
for defensive or cash management purposes because they can
normally be disposed of quickly, are not generally subject
to significant fluctuations in principal value and their
value will be less subject to interest rate risk than
longer-term debt securities. If securities of foreign
companies are selected, the issuer must have assets of at
least (U.S.) $1 billion.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental
policies are those policies that the Fund has adopted to
govern its investments that can be changed only by the vote
of a "majority" of the Fund's outstanding voting
securities. Under the Investment Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by
         proxy at a shareholder meeting, if the holders of
         more than 50% of the outstanding shares are
         present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental
policy. Other policies described in the Prospectus or this
Statement of Additional Information are "fundamental" only
if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without
shareholder approval. However, significant changes to
investment policies will be described in supplements or
updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant
investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental
Policies?  The following investment restrictions are
fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed
         by any one issuer if more than 5% of its total
         assets would be invested in securities of that
         issuer or if it would then
         own more than 10% of that issuer's voting
         securities. That restriction applies to 75% of the
         Fund's total assets. The limit does not apply to
         securities issued by the U.S. government or any of
         its agencies or instrumentalities.

o     The Fund cannot deviate from the percentage
         restrictions that apply to its investments in
         small, unseasoned companies, borrowing for
         leverage and loans of portfolio securities.

o     The Fund cannot make loans, except to the extent
         permitted under the Investment Company Act, the
         rules or regulations thereunder or any exemption
         therefrom that is applicable to the Fund, as such
         statute, rules or regulations may be amended or
         interpreted from time to time.

o     The Fund may not borrow money, except as permitted by
         the Investment Company Act, the rules or
         regulations thereunder or any exemption therefrom
         that is applicable to the Fund, as such statute,
         rules or regulations may be amended or interpreted
         from time to time.

o     The Fund cannot invest 25% or more of its total
         assets in any one industry.  That limit does not
         apply to securities issued or guaranteed by the
         U.S. government or its agencies and
         instrumentalities or securities issued by
         investment companies.

o     The Fund cannot invest in real estate.  However, the
         Fund can purchase readily-marketable securities of
         companies holding real estate or interests in real
         estate.

o     The Fund cannot invest in commodities or commodity
         contracts other than the hedging instruments
         permitted by any of its other fundamental
         policies, whether or not such hedging instrument
         is considered to be a commodity or commodity
         contract.

o     The Fund cannot underwrite securities of other
         companies. A permitted exception is in case it is
         deemed to be an underwriter under the Securities
         Act of 1933 when reselling any securities held in
         its own portfolio.

      The Fund currently has an operating policy (which is
not a fundamental policy but will not be changed without
the approval of a shareholder vote) that prohibits the Fund
from issuing senior securities.  However, that policy does
not prohibit certain investment activities that are
permitted by the Fund's other policies, including, for
example, borrowing money, and entering into contracts to
buy or sell derivatives, hedging instruments, options,
futures and the related margin, collateral or escrow
arrangements.

      Unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on
an ongoing basis, it applies only at the time the Fund
makes an investment. The Fund need not sell securities to
meet the percentage limits if the value of the investment
increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate
its investments as described above, the Fund has adopted
the industry classifications set forth in Appendix A to
this Statement of Additional Information. This is not a
fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end,
diversified management investment company with an unlimited
number of authorized shares of beneficial interest. The
Fund was organized as a Maryland corporation in 1972 and
reorganized as a Massachusetts business trust in July 1988.

      The Fund is governed by a Board of Trustees, which is
responsible for protecting the interests of shareholders
under Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager. Although the Fund will not normally hold annual
meetings of its shareholders, it may hold shareholder
meetings from time to time on important matters, and
shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's
Declaration of Trust.

|X|   Classes  of  Shares.   The  Trustees  are  authorized,
without  shareholder  approval,  to create  new  series  and classes of shares.  The  Trustees  may  reclassify  unissued shares of the Fund into  additional  series  or  classes  of shares.  The Trustees  also may divide or combine the shares of a  class  into a  greater  or  lesser  number  of  shares without changing the proportionate  beneficial interest of a shareholder  in the  Fund.  Shares  do not  have  cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class
A, Class B, Class C, Class N and Class Y.  All classes
invest in the same investment portfolio.  Only retirement
plans may purchase Class N shares.  Only certain
institutional investors may elect to purchase Class Y
shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
      different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
      interests of one class are different from interests
      of another class, and
o     votes as a class on matters that affect that class
      alone.

      Shares are freely transferable, and each share of
each class has one vote at shareholder meetings, with
fractional shares voting proportionally on matters
submitted to the vote of shareholders.  Each share of the
Fund represents an interest in the Fund proportionately
equal to the interest of each other share of the same
class.

|X|   Meetings of Shareholders.  As a Massachusetts
business trust, the Fund is not required to hold, and does
not plan to hold, regular annual meetings of shareholders.
The Fund will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will
also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in
writing or vote of two-thirds of the outstanding shares of
the Fund, to remove a Trustee.  The Trustees will call a
meeting of

shareholders to vote on the removal of a Trustee upon the
written request of the record holders of 10% of its
outstanding shares.  If the Trustees receive a request from
at least 10 shareholders stating that they wish to
communicate with other shareholders to request a meeting to
remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail
their communication to all other shareholders at the
applicants' expense. The shareholders making the request
must have been shareholders for at least six months and
must hold shares of the Fund valued at $25,000 or more or
constituting at least 1% of the Fund's outstanding shares,
whichever is less. The Trustees may also take other action
as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's
Declaration of Trust contains an express disclaimer of
shareholder or Trustee liability for the Fund's
obligations. It also provides for indemnification and
reimbursement of expenses out of the Fund's property for
any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that
upon request, the Fund shall assume the defense of any
claim made against a shareholder for any act or obligation
of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust
(such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk
that a Fund shareholder will incur financial loss from
being held liable as a "partner" of the Fund is limited to
the relatively remote circumstances in which the Fund would
be unable to meet its obligations.

      The Fund's contractual arrangements state that any
person doing business with the Fund (and each shareholder
of the Fund) agrees under its Declaration of Trust to look
solely to the assets of the Fund for satisfaction of any
claim or demand that may arise out of any dealings with the
Fund. Additionally, the Trustees shall have no personal
liability to any such person, to the extent permitted by
law.

Board of Trustees and Oversight Committees. The Fund is
governed by a Board of Trustees, which is responsible for
protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager.  Although the Fund will not normally hold annual
meetings of its shareholders, it may hold shareholder
meetings from time to time on important matters, and
shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study
Committee and a Proxy Committee.  The members of the Audit
Committee are Kenneth Randall (Chairman), Benjamin Lipstein
and Edward Regan.  The Audit Committee held five meetings
during the Fund's fiscal year ended August 31, 2002. The
Audit Committee provides the Board with recommendations
regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of
audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal
accounting procedures, and controls and reviews reports of
the Manager's internal auditor, among other duties as set
forth in the Committee's charter.

      The members of the Study Committee are Benjamin
Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.
The Study Committee held eight meetings during the Fund's
fiscal year ended August 31, 2002. The Study Committee
evaluates and reports to the Board on the

Fund's contractual arrangements, including the Investment
Advisory and Distribution Agreements, transfer and
shareholder service agreements and custodian agreements as
well as the policies and procedures adopted by the Fund to
comply with the Investment Company Act and other applicable
law, among other duties as set forth in the Committee's
charter.

      The members of the Proxy Committee are Edward Regan
(Chairman), Russell Reynolds and Clayton Yeutter.  The
Proxy Committee held one meeting during the Fund's fiscal
year ended August 31, 2002.  The Proxy Committee provides
the Board with recommendations for proxy voting and
monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy,
each of the Trustees is an independent trustee of the Fund
("Independent Trustee"). Mr. Murphy is an "Interested
Trustee," because he is affiliated with the Manager by
virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions
held with the Fund and length of service in such
position(s) and their principal occupations and business
affiliations during the past five years are listed in the
chart below. The information for the Trustees also includes
the dollar range of shares of the Fund as well as the
aggregate dollar range of shares beneficially owned in any
of the Oppenheimer funds overseen by the Trustees. All of
the Trustees are also trustees or directors of the
following publicly-offered Oppenheimer funds (referred to
as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                 Oppenheimer U.S. Government Trust

      In  addition  to being a trustee  or  director  of the
Board I Funds,  Mr.  Galli is also a director  or trustee of
10  other  portfolios  in  the   OppenheimerFunds   complex.
Present  or  former   officers,   directors,   trustees  and
employees (and their immediate  family members) of the Fund,
the  Manager  and  its  affiliates,   and  retirement  plans
established  by them for their  employees  are  permitted to
purchase   Class  A  shares   of  the  Fund  and  the  other
Oppenheimer  funds at net asset value  without sales charge.
The  sales  charges  on Class A shares  is  waived  for that group because of the economics of sales efforts  realized by the Distributor.

      Messrs. Bartlett, Murphy, Molleur, Masterson,
Vottiero, Wixted and Zack, and Mses. Bechtolt, Feld and
Ives respectively hold the same offices with one or more of
the other Board I Funds as with the Fund. As of September
26, 2002, the Trustees and officers of the Fund, as a

group owned of record or beneficially less than 1% of each
class of shares of the Fund.  The foregoing statement does
not reflect ownership of shares of the Fund held of record
by an employee benefit plan for employees of the Manager,
other than the shares beneficially owned under the plan by
the officers of the Fund listed above. In addition, each
Independent Trustee, and his or her family members, do not
own securities of either the Manager or Distributor of the
Board I Funds or any person directly or indirectly
controlling, controlled by or under common control with the
Manager or Distributor.

|X|   Affiliated Transactions and Material Business
Relationships. Mr. Reynolds has reported that he has a
controlling interest in The Directorship Search Group, Inc.
("The Directorship Search Group"), a director recruiting
firm that provided consulting services to Massachusetts
Mutual Life Insurance Company (which controls the Manager)
for fees aggregating $110,000 from January 1, 2000 through
December 31, 2001, an amount representing less than 5% of
the annual revenues of The Directorship Search Group, Inc.
Mr. Reynolds estimates that The Directorship Search Group
will bill Massachusetts Mutual Life Insurance Company
$150,000 for services to be provided during the calendar
year 2002.

      The Independent Trustees have unanimously (except for
Mr. Reynolds, who abstained) determined that the consulting
arrangements between The Directorship Search Group, Inc.
and Massachusetts Mutual Life Insurance Company were not
material business or professional relationships that would
compromise Mr. Reynolds' status as an Independent Trustee.
Nonetheless, to assure certainty as to determinations of
the Board and the Independent Trustees as to matters upon
which the Investment Company Act or the rules thereunder
require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining
whether a quorum of Independent Trustees was present or
whether a majority of Independent Trustees approved the
matter.

      The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, until his or her
resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name;               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund;          Trustee;                                  BeneficiallFunds
Length of Service;  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy,          General  Partner  (since 1982) of Odyssey $0         None
Chairman of the     Partners,  L.P. (investment  partnership)
Board of Trustees   and  Chairman of the Board  (since  1981)
Trustee since 1972  of Avatar  Holdings,  Inc.  (real  estate
Age: 77             development).  Oversees 31  portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,    A   trustee   or    director   of   other $0         Over
Trustee since 1993  Oppenheimer    funds.    Formerly    Vice            $100,000
Age: 69             Chairman (October  1995-December 1997) of
                    the Manager.  Oversees 41  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.          The   Director   (since   1991)   of  the $0         Over
Griffiths, Trustee  Institute for Advanced Study,  Princeton,            $100,000
since 1999          N.J.,   director   (since  2001)  of  GSI
Age: 64             Lumonics  and a  member  of the  National
                    Academy   of   Sciences   (since   1979);
                    formerly  (in  descending   chronological
                    order)  a  director   of  Bankers   Trust
                    Corporation,  Provost  and  Professor  of
                    Mathematics   at   Duke   University,   a
                    director of Research Triangle  Institute,
                    Raleigh,   N.C.,   and  a  Professor   of
                    Mathematics   at   Harvard    University.
                    Oversees    31    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin Lipstein,  Professor  Emeritus of  Marketing,  Stern $10,001-$50Over
Trustee since 1974  Graduate      School     of      Business            $100,000
Age: 79             Administration,   New  York   University.
                    Oversees    31    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,     Director (January 2002-present),          $01        None1
Trustee since 2002  Columbia Equity Financial Corp.
Age: 50             (privately-held financial adviser);
                    Managing Director (January
                    2002-present), Carmona Motley, Inc.
                    (privately-held financial adviser);
                    Formerly he held the following
                    positions: Managing Director (January
                    1998-December 2001), Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser); Managing Director (January
                    1992-December 1997), Carmona Motley &
                    Co. (privately-held financial adviser).
                    Oversees 31 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B.        Author  and  architectural  historian;  a $10,001-50,$50,001-$100,000
Moynihan,           trustee  of the Freer  Gallery of Art and
Trustee since 1992  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 73             Institute),   Trustees   Council  of  the
                    National  Building  Museum;  a member  of
                    the   Trustees   Council,    Preservation
                    League  of New York  State.  Oversees  31
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.          A director  of Dominion  Resources,  Inc. $1 -       Over
Randall, Trustee    (electric  utility  holding  company) and $10,000    $100,000
since 1980          Prime   Retail,    Inc.    (real   estate
Age: 75             investment  trust);  formerly  a director
                    of Dominion Energy,  Inc. (electric power
                    and oil & gas  producer),  President  and
                    Chief    Executive    Officer    of   The
                    Conference  Board,  Inc.   (international
                    economic  and  business  research)  and a
                    director of  Lumbermens  Mutual  Casualty
                    Company,   American  Motorists  Insurance
                    Company   and   American    Manufacturers
                    Mutual  Insurance  Company.  Oversees  31
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,    President,   Baruch   College,   CUNY;  a $1 -       $50,001-$100,000
Trustee since 1993  director   of   RBAsset    (real   estate $10,000
Age: 72             manager);   a  director   of   OffitBank;
                    formerly  Trustee,  Financial  Accounting
                    Foundation   (FASB  and   GASB),   Senior
                    Fellow   of   Jerome    Levy    Economics
                    Institute,   Bard  College,  Chairman  of
                    Municipal Assistance  Corporation for the
                    City  of  New   York,   New  York   State
                    Comptroller   and  Trustee  of  New  York
                    State   and   Local    Retirement   Fund.
                    Oversees 31  investment  companies in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.          Chairman     (since    1993)    of    The $1 -       $10,001-$50,000
Reynolds, Jr.,      Directorship     Search    Group,    Inc. $10,000
Trustee since 1989  (corporate   governance   consulting  and
Age: 70             executive recruiting);  a life trustee of
                    International      House      (non-profit
                    educational organization),  and a trustee
                    (since 1996) of the Greenwich  Historical
                    Society.  Oversees 31  portfolios  in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,    Chairman  Emeritus  (since  January 1991) $0         Over
Vice Chairman of    of  the  Manager.   Formerly  a  director            $100,000
the Board of        (January   1969-August   1999)   of   the
Trustees,           Manager.  Oversees 31  portfolios  in the
Trustee since 1985  OppenheimerFunds complex.
Age: 76
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.          Of Counsel (since 1993),  Hogan & Hartson $50,001-$10$50,001-$100,000
Yeutter, Trustee    (a  law   firm).   Other   directorships:
since 1991          Caterpillar,   Inc.   (since   1993)  and
Age: 71             Weyerhaeuser  Co. (since 1999).  Oversees
                    31  portfolios  in  the  OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498
Seventh Avenue, New York, NY 10018. Mr. Murphy serves for
an indefinite term, until his resignation, retirement,
death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name;               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                    Years;                                    Range of   Beneficially
Position(s) Held    Other  Trusteeships/Directorships Held by Shares     Owned in
with Fund;          Trustee;                                  Beneficiallany of the
Length of Service;  Number  of  Portfolios  in  Fund  Complex Owned in   Oppenheimer
Age                 Currently Overseen by Trustee             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,     Chairman,  Chief  Executive  Officer  and $0            Over
President and       director  (since June 2001) and President             $100,000
Trustee,            (since  September  2000) of the  Manager;
Trustee since 2001  President  and a  director  or trustee of
Age: 53             other Oppenheimer funds;  President and a
                    director    (since    July    2001)    of
                    Oppenheimer    Acquisition   Corp.   (the
                    Manager's  parent holding company) and of
                    Oppenheimer  Partnership  Holdings,  Inc.
                    (a  holding  company  subsidiary  of  the
                    Manager);   a  director  (since  November
                    2001)  of  OppenheimerFunds  Distributor,
                    Inc.  (a   subsidiary  of  the  Manager);
                    Chairman  and  a  director   (since  July
                    2001) of Shareholder  Services,  Inc. and
                    of Shareholder  Financial Services,  Inc.
                    (transfer   agent   subsidiaries  of  the
                    Manager);   President   and  a   director
                    (since  July  2001)  of  OppenheimerFunds
                    Legacy   Program  (a   charitable   trust
                    program  established  by the Manager);  a
                    director  of  the   investment   advisory
                    subsidiaries   of   the   Manager:    OFI
                    Institutional Asset Management,  Inc. and
                    Centennial Asset  Management  Corporation
                    (since November 2001),  HarbourView Asset
                    Management  Corporation  and OFI  Private
                    Investments,   Inc.  (since  July  2001);
                    President  (since November 1, 2001) and a
                    director    (since    July    2001)    of
                    Oppenheimer Real Asset Management,  Inc.;
                    a  director   (since  November  2001)  of
                    Trinity  Investment  Management Corp. and
                    Tremont   Advisers,    Inc.   (Investment
                    advisory   affiliates  of  the  Manager);
                    Executive Vice President  (since February
                    1997)  of   Massachusetts   Mutual   Life
                    Insurance  Company (the Manager's  parent
                    company);  a director  (since  June 1995)
                    of    DBL    Acquisition     Corporation;
                    formerly,    Chief   Operating    Officer
                    (September   2000-June   2001)   of   the
                    Manager;  President and trustee (November
                    1999-November   2001)   of   MML   Series
                    Investment     Fund    and     MassMutual
                    Institutional Funds (open-end  investment
                    companies);    a   director    (September
                    1999-August  2000) of C.M. Life Insurance
                    Company;   President,   Chief   Executive
                    Officer    and    director     (September
                    1999-August  2000) of MML Bay State  Life
                    Insurance   Company;   a  director  (June
                    1989-June  1998) of Emerald  Isle Bancorp
                    and    Hibernia     Savings    Bank    (a
                    wholly-owned  subsidiary  of Emerald Isle
                    Bancorp).  Oversees 69  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as
follows: Messrs. Bartlett, Molleur and Zack and Ms. Feld is
498 Seventh Avenue, New York, NY 10018, Messrs. Masterson,
Vottiero and Wixted and Mses. Bechtolt and Ives is 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves
for an annual term or until his or her resignation, death
or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name;                        Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund;
Length of Service;
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Bruce Bartlett,              Senior  Vice  President  (since  January  1999)  of the
Vice President and           Manager.   Formerly,  Vice  President  of  the  Manager
Portfolio Manager            (April  1995-December 1998). An officer of 6 portfolios
since 1998                   in the OppenheimerFunds complex.
Age:  52
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,             Senior Vice President and Treasurer  (since March 1999)
Treasurer, Principal         of  the  Manager;   Treasurer  (since  March  1999)  of
Financial and Accounting     HarbourView Asset Management  Corporation,  Shareholder
Officer                      Services,   Inc.,  Oppenheimer  Real  Asset  Management
since 1999                   Corporation,   Shareholder  Financial  Services,  Inc.,
Age: 43                      Oppenheimer  Partnership  Holdings,  Inc.,  OFI Private
                             Investments,  Inc. (since March 2000), OppenheimerFunds
                             International  Ltd. and  Oppenheimer  Millennium  Funds
                             plc  (since  May  2000)  and  OFI  Institutional  Asset
                             Management,  Inc.  (since November 2000) (offshore fund
                             management subsidiaries of the Manager);  Treasurer and
                             Chief   Financial   Officer   (since   May   2000)   of
                             Oppenheimer  Trust Company (a trust company  subsidiary
                             of  the  Manager);  Assistant  Treasurer  (since  March
                             1999)   of    Oppenheimer    Acquisition    Corp.   and
                             OppenheimerFunds  Legacy  Program  (since  April 2000);
                             formerly  Principal and Chief Operating  Officer (March
                             1995-March  1999),  Bankers Trust  Company-Mutual  Fund
                             Services  Division.  An officer of 85 portfolios in the
                             OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,             Vice  President/Fund  Accounting of the Manager  (since
Assistant Treasurer          March   2002;    formerly   Vice    President/Corporate
since  2002                  Accounting of the Manager (July  1999-March 2002) prior
Age: 39                      to which he was  Chief  Financial  Officer  at  Sovlink
                             Corporation  (April  1996-June  1999). An officer of 82
                             portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,             Assistant Vice President of the Manager  (since
Assistant Treasurer          September 1998); formerly Manager/Fund Accounting
since 2002                   (September 1994-September 1998) of the Manager. An
Age: 39                      officer of 82 portfolios in the OppenheimerFunds
                             complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,              Senior  Vice  President  (since  May 1985) and  General
Secretary                    Counsel (since  February 2002) of the Manager;  General
since 2001                   Counsel  and  a  director   (since  November  2001)  of
Age: 54                      OppenheimerFunds   Distributor,   Inc.;   Senior   Vice
                             President and General  Counsel (since November 2001) of
                             HarbourView   Asset   Management   Corporation;    Vice
                             President  and a  director  (since  November  2000)  of
                             Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice
                             President,   General  Counsel  and  a  director  (since
                             November   2001)   of   Shareholder   Services,   Inc.,
                             Shareholder  Financial  Services,   Inc.,  OFI  Private
                             Investments,  Inc.,  Oppenheimer  Trust Company and OFI
                             Institutional  Asset Management,  Inc.; General Counsel
                             (since  November 2001) of Centennial  Asset  Management
                             Corporation;   a  director  (since  November  2001)  of
                             Oppenheimer  Real  Asset  Management,  Inc.;  Assistant
                             Secretary  and a  director  (since  November  2001)  of
                             OppenheimerFunds  International  Ltd.;  Vice  President
                             (since  November  2001)  of   OppenheimerFunds   Legacy
                             Program;    Secretary    (since   November   2001)   of
                             Oppenheimer  Acquisition Corp.; formerly Acting General
                             Counsel  (November  2001-February  2002) and  Associate
                             General   Counsel  (May   1981-October   2001)  of  the
                             Manager;  Assistant Secretary of Shareholder  Services,
                             Inc. (May 1985-November  2001),  Shareholder  Financial
                             Services,    Inc.   (November    1989-November   2001);
                             OppenheimerFunds  International  Ltd.  and  Oppenheimer
                             Millennium Funds plc (October  1997-November  2001). An
                             officer  of  85  portfolios  in  the   OppenheimerFunds
                             complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,         Vice President and Assistant Counsel of the Manager
Assistant Secretary          (since July 1998); formerly, an associate with Davis,
since 2002                   Graham, & Stubbs LLP (January 1997-June 1998). An
Age: 38                      officer of 82 portfolios in the OppenheimerFunds
                             complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,            Vice  President  and  Senior  Counsel  of  the  Manager
Assistant Secretary          (since  July  1999);  formerly  a  Vice  President  and
since 2001                   Associate Counsel of the Manager  (September  1995-July
Age: 45                      1999).   An   officer   of   82   portfolios   in   the
                             OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,           Vice  President and Senior Counsel (since July 1999) of
Assistant Secretary          the  Manager;  Vice  President  (since  June  1990)  of
since 2001                   OppenheimerFunds  Distributor,   Inc.;  Director,  Vice
Age: 44                      President and Assistant  Secretary (since June 1999) of
                             Centennial   Asset   Management    Corporation;    Vice
                             President   (since  1997)  of  Oppenheimer  Real  Asset
                             Management,   Inc.;   formerly   Vice   President   and
                             Associate   Counsel  of  the  Manager  (June  1990-July
                             1999).   An   officer   of   85   portfolios   in   the
                             OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,            Vice President and Assistant  Counsel (since June 1998)
Assistant Secretary          of  the  Manager;   Vice  President   (since  1999)  of
since 2001                   OppenheimerFunds Distributor,  Inc.; Vice President and
Age: 36                      Assistant   Secretary   (since  1999)  of   Shareholder
                             Services,  Inc.;  Assistant  Secretary  (since December
                             2001)   of   OppenheimerFunds    Legacy   Program   and
                             Shareholder   Financial   Services,    Inc.;   formerly
                             Assistant Vice  President and Assistant  Counsel of the
                             Manager (August  1997-June 1998);  Assistant Counsel of
                             the Manager  (August  1994-August  1997). An officer of
                             85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|  Remuneration  of  Trustees.  The  officers of the
Fund and one of the  Trustees  of the Fund (Mr.  Murphy) who
are  affiliated  with the  Manager  receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received the  compensation  shown below from the Fund with respect to
the  Fund's   fiscal  year  ended  August  31,   2002.   The
compensation  from all of the Board I Funds  (including  the
Fund)  represents   compensation  received  as  a  director,
trustee  or member of a  committee  of the Board  during the calendar year 2001.

----------------------------------------------------------------------------------
Trustee Name and         For Fiscal Year Ended   For Calendar Year Ended 12/31/01
Other Fund
Position(s)
(as applicable)                08/31/02
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                        Aggregate    Retirement     Estimated         Total
                                                                   Compensation
                                                     Annual          From All
                                                   Retirement      Oppenheimer
                                      Benefits    Benefits Paid  Funds For Which
                                     Accrued as   at Retirement     Individual
                                      Part of    from all Board     Serves As
                       Compensation     Fund         I Funds     Trustee/Director
                        From Fund1    Expenses    (33 Funds) 2      (33 Funds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Leon Levy                $11,426       $2,721       $137,560         $173,700
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Galli           $6,957       $8,059       $32,766 2       $202,8863
Study Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip Griffiths        $3,9144       $2,128        $6,803          $54,889
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Benjamin Lipstein         $9,877        None        $118,911         $150,152
Study Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joel W. Motley6             $0           $0            $0               $0
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elizabeth B. Moynihan     $6,957      $10,406        $52,348         $105,760
Study Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Randall        $6,381       $6,332        $76,827         $97,012
Audit Committee
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward V. Regan           $6,312      $11,027        $42,748         $95,960
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Russell S. Reynolds,      $4,722       $6,823        $46,197         $71,792
Jr.
Proxy Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Spiro              $4,757       $2,560        $3,625          $64,080
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clayton K. Yeutter       $4,7225       $5,207        $31,982         $71,792
Proxy Committee
Member
----------------------------------------------------------------------------------
1.  Aggregate  compensation  from  the Fund  includes  fees and deferred compensation, if any.
2. Estimated annual  retirement  benefits paid at retirement is based on a straight  life  payment  plan  election.  The amount for Mr.  Galli  includes  $14,818  for  serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
3.  Includes  $97,126  for Mr.  Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I Funds.
4. Aggregate total  compensation  from the Fund includes $3,914 deferred under Deferred Compensation Plan described below.
5.  Aggregate   compensation  from  the  Fund  includes  $1,181
deferred under Deferred Compensation Plan described below.
6.  Elected to the Board on October 10,  2002 and  therefore did not receive any compensation.

      |X| Retirement Plan for Trustees. The Fund has
adopted a retirement plan that provides for payments to
retired Trustees. Payments are up to 80% of the average
compensation paid during a Trustee's five years of service
in which the highest compensation was received. A Trustee
must serve as trustee for any of the Board I Oppenheimer
funds for at least 15 years to be eligible for the maximum
payment. Each Trustee's retirement benefits will depend on
the amount of the Trustee's future compensation and length
of service. Therefore the amount of those benefits cannot
be determined at this time, nor can we estimate the number
of years of credited service that will be used to determine
those benefits.

      |X| Deferred Compensation Plan for Trustees. The
Board of Trustees has adopted a Deferred Compensation Plan
for disinterested trustees that enables them to elect to
defer receipt of all or a portion of the annual fees they
are entitled to receive from the Fund. Under the plan, the
compensation deferred by a Trustee is periodically adjusted
as though an equivalent amount had been invested in shares
of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be
determined based upon the performance of the selected
funds.

      Deferral of Trustees' fees under the plan will not
materially affect the Fund's assets, liabilities or net
income per share. The plan will not obligate the Fund to
retain the services of any Trustee or to pay any particular
level of compensation to any Trustee. Pursuant to an Order
issued by the Securities and Exchange Commission, the Fund
may invest in the funds selected by the Trustee under the
plan without shareholder approval for the limited purpose
of determining the value of the Trustee's deferred fee
account.

      |X| Major Shareholders. As of September 26, 2002,
there were no persons who owned of record or were known by
the Fund to own beneficially 5% or more of any class of the
Fund's outstanding Class A, Class B and Class C shares and
the only persons who owned of record or were known by the
Fund to own beneficially 5% or more of the Fund's
outstanding Class N shares and Class Y shares were:

Smith Barney, 7th Floor, 333 West 34th Street, New York, NY
10001-2483, which owned 256,791.895 Class C shares (7.99%
of the outstanding Class C shares).

RPSS TR, Empress International Ltd., 401(k) Plan, 10 Harbor
Park Dr., Port Washington, NY 11050-4648, which owned
6,458.793 Class N shares (6.58% of the outstanding Class N
shares).

RPSS TR IRA, FBO Dennis B. Baskin, P.O. Box 1935, San
Andreas, CA 95249-1935, who owned 5,065.127 Class N shares
(5.16% of the outstanding Class N shares).

Wayne Casteen TR, Murphy Brown Deferred Comp Plan, 2822 W.
NC Highway 24, Warsaw, NC 28398-7952, who owned 8,876.823
Class N shares (9.05% of the outstanding Class N shares).

The Manager. The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund, the Manager and the
Distributor have a Code of Ethics.  It is designed to
detect and prevent improper personal trading by certain
employees, including portfolio managers, that would compete
with or take advantage of the Fund's portfolio
transactions.  Covered persons include persons with
knowledge of the investments and investment intentions of
the Fund and other funds advised by the Manager.  The Code
of Ethics does permit personnel subject to the Code to
invest in securities, including securities that may be
purchased or held by the Fund, subject to a number of
restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's
registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C.  You can
obtain information about the hours of operation of the
Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as
part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a
duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov, or by writing to the
SEC's Public Reference Section, Washington, D.C.
20549-0102.

      |X| The Investment Advisory Agreement. The Manager
provides investment advisory and management services to the
Fund under an investment advisory agreement between the
Manager and the Fund. The Manager selects securities for
the Fund's portfolio and handles its day-to-day business.
The portfolio manager of the Fund is employed by the
Manager and is the person who is principally responsible
for the day-to-day management of the Fund's portfolio.
Other members of the Manager's Equity Portfolio Team
provide the portfolio manager with counsel and support in
managing the Fund's portfolio.

      The agreement requires the Manager, at its expense,
to provide the Fund with adequate office space, facilities
and equipment. It also requires the Manager to provide and
supervise the activities of all administrative and clerical
personnel required to provide effective administration for
the Fund. Those responsibilities include the compilation
and maintenance of records with respect to its operations,
the preparation and filing of specified reports, and
composition of proxy materials and registration statements
for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The advisory
agreement lists examples of expenses paid by the Fund.  The
major categories relate to interest, taxes, brokerage
commissions, fees to Independent Trustees, legal and audit
expenses, custodian and transfer agent expenses, share
issuance costs, certain printing and registration costs and
non-recurring expenses, including litigation costs.  The
management fees paid by the Fund to the Manager are
calculated at the rates described in the Prospectus, which
are applied to the assets of the Fund as a whole.  The fees
are allocated to each class of shares based upon the
relative proportion of the Fund's net assets represented by
that class.  The management fees paid by the Fund to the
Manager during its last three fiscal years were:

 ------------------------------------------------------------------------------
   Fiscal Year ended 8/31:     Management Fees Paid to OppenheimerFunds, Inc.
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
             2000                               $20,119,482
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
             2001                               $19,009,822
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
             2002                               $12,880,111
 ------------------------------------------------------------------------------

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss the Fund
sustains for any investment adoption of any investment
policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as
investment advisor for any other person, firm or
corporation and to use the name "Oppenheimer" in connection
with other investment companies for which it may act as
investment advisor or general distributor. If the Manager
shall no longer act as investment advisor to the Fund, the
Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory
Agreement. Each year, the Board of Trustees, including a
majority of the Independent Trustees, is required to
approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request
and evaluate and the Manager provide such information as
may be reasonably necessary to evaluate the terms of the
investment advisory agreement.  The Board employs an
independent consultant to prepare a report that provides
such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1
distribution fees the Fund pays.  These distribution fees
are reviewed and approved at a different time of the year.
The Board reviewed the foregoing information in arriving at
its decision to renew the investment advisory agreement.
Among other factors, the Board considered:

o     The nature, cost, and quality of the services
         provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison
         to regular market indices
o     Economies of scale that may be available to the Fund
         from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
         services received by the Fund from its
         relationship with the Manager, and
o     The direct and indirect benefits the Manager received
         from its relationship with the Fund.  These
         included services provided by the Distributor and
         the Transfer Agent, and brokerage and soft dollar
         arrangements permissible under Section 28(e) of
         the Securities Exchange Act.

      The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund.  The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able to continue to
provide quality services to the Fund and its shareholders
in adverse times.  The Board also considered the investment
performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use
of the Manager.

      These matters were also considered by the Independent
Trustees, meeting separately from the full Board with
experienced Counsel to the Fund who assisted the Board in
its deliberations.  The Fund's Counsel is independent of
the Manager within the meaning and intent of the SEC Rules
regarding the independence of counsel.

      In arriving at a decision, the Board did not single
out any one factor or group of factors as being more
important than other factors, but considered all factors
together.  The Board judged the
terms and conditions of the investment advisory agreement,
including the investment advisory fee, in light of all of
the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.
One of the duties of the Manager under the investment
advisory agreement is to arrange the portfolio transactions
for the Fund. The advisory agreement contains provisions
relating to the employment of broker-dealers to effect the
Fund's portfolio transactions. The Manager is authorized by
the advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager may employ
broker-dealers that the Manager thinks, in its best
judgment based on all relevant factors, will implement the
policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the
most favorable price obtainable. The Manager need not seek
competitive commission bidding. However, it is expected to
be aware of the current rates of eligible brokers and to
minimize the commissions paid to the extent consistent with
the interests and policies of the Fund as established by
its Board of Trustees.

      Under the investment advisory agreement, the Manager
may select brokers (other than affiliates) that provide
brokerage and/or research services for the Fund and/or the
other accounts over which the Manager or its affiliates
have investment discretion. The commissions paid to
such brokers may be higher than another qualified broker
would charge, if the Manager makes a
good faith determination that the commission is fair and
reasonable in relation to the services provided. Subject to
those considerations, as a factor in selecting brokers for
the Fund's portfolio transactions, the Manager may also
consider sales of shares of the Fund and other investment
companies for which the Manager or an affiliate serves as
investment advisor.

Brokerage Practices Followed by the Manager. The Manager
allocates brokerage for the Fund subject to the provisions
of the investment advisory agreement and the procedures and
rules described above. Generally, the Manager's portfolio
traders allocate brokerage based upon recommendations from
the Manager's portfolio managers. In certain instances,
portfolio managers may directly place trades and allocate
brokerage.  In either case, the Manager's executive
officers supervise the allocation of brokerage.

      Transactions in securities other than those for which
an exchange is the primary market are generally done with
principals or market makers.  In transactions on foreign
exchanges, the Fund may be required to pay fixed brokerage
commissions and therefore would not have the benefit of
negotiated commissions available in U.S. markets.
Brokerage commissions are paid primarily for transactions
in listed securities or for certain fixed-income agency
transactions in the secondary market.  Otherwise brokerage
commissions are paid only if it appears likely that a
better price or execution can be obtained by doing so.  In
an option transaction, the Fund ordinarily uses the same
broker for the purchase or sale of the option and any
transaction in the securities to which the option relates.
Other funds advised by the Manager have investment policies
similar to those of the Fund. Those other funds may
purchase or sell the same securities as the Fund at the
same time as the Fund, which could affect the supply and
price of the securities.  If two or more funds advised by
the Manager purchase the same security on the same day from
the same dealer, the transactions under those combined
orders are averaged as to price and allocated in accordance
with the purchase or sale orders actually placed for each
account.

      Most purchases of debt obligations are principal
transactions at net prices.  Instead of using a broker for
those transactions, the Fund normally deals directly with
the selling or purchasing principal or market maker unless
the Manager determines that a better price or
execution can be obtained by using the services of a
broker.  Purchases of portfolio securities from
underwriters include a commission or concession paid by the
issuer to the underwriter.  Purchases from dealers include
a spread between the bid and asked prices.  The Fund seeks
to obtain prompt execution of these orders at the most
favorable net price.

      The investment advisory agreement permits the Manager
to allocate brokerage for research services.  The research
services provided by a particular broker may be useful only
to one or more of the advisory accounts of the Manager and
its affiliates.  The investment research received for the
commissions of those other accounts may be useful both to
the Fund and one or more of the Manager's other accounts.
Investment research may be supplied to the Manager by a
third party at the instance of a broker through which
trades are placed.

      Investment research services include information and
analysis on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Manager in a non-research
capacity (such as bookkeeping or other administrative
functions), then only the percentage or component that
provides assistance to the Manager in the investment
decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use
stated commissions on secondary fixed-income agency trades
to obtain research if the broker represents to the Manager
that: (i) the trade is not from or for the broker's own
inventory, (ii) the trade was executed by the broker on an
agency basis at the stated commission, and (iii) the trade
is not a riskless principal transaction.
The Board of Trustees permits the Manager to use
commissions on fixed-price offerings to obtain research, in
the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens
the scope and supplements the research activities of the
Manager.  That research provides additional views and
comparisons for consideration, and helps the Manager to
obtain market information for the valuation of securities
that are either held in the Fund's portfolio or are being
considered for purchase.  The Manager provides information
to the Board about the commissions paid to brokers
furnishing such services, together with the Manager's
representation that the amount of such commissions was
reasonably related to the value or benefit of such
services.

-------------------------------------------------------------------------------
   Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2000                                $1,551,0402
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2001                                $3,838,7033
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2002                                $2,307,9974
-------------------------------------------------------------------------------
1.  Amounts  do  not  include   spreads  or  concessions  on
principal transactions on a net trade basis.
2.  In  the  fiscal  year  ended  8/31/00,   the  amount  of
transactions  directed to brokers for research  services was
$691,230,606  and  the  amount  of the  commissions  paid to broker-dealers for those services was $624,828.
3.  In  the  fiscal  year  ended  8/31/01,   the  amount  of
transactions  directed to brokers for research  services was
$1,460,471,538  and the  amount of the  commissions  paid to broker-dealers for those services was $1,651,878.
4.  In  the  fiscal  year  ended  8/31/02,   the  amount  of
transactions  directed to brokers for research  services was
$1,064,536,313  and the  amount of the  commissions  paid to broker-dealers for those services was $1,430,277.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.
Expenses normally attributable to sales are borne by the
Distributor.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares during
the Fund's three most recent fiscal years, and the
contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent
fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
8/31:     Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  2000       $4,977,997      $1,530,627
-------------------------------------------
-------------------------------------------
  2001       $5,039,994      $1,431,582
-------------------------------------------
-------------------------------------------
  2002       $2,350,474       $668,545
-------------------------------------------
1. Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal   Concessions on   Concessions on   Concessions on   Concessions on
Year     Class A Shares   Class B Shares   Class C Shares   Class N Shares
Ended    Advanced by      Advanced by      Advanced by      Advanced by
8/31:    Distributor1     Distributor1     Distributor1     Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2000       $457,833        $6,360,803        $457,702           N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2001       $993,657        $6,136,274        $470,959         $2,2272
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002       $204,213        $2,130,360        $174,319         $31,178
-----------------------------------------------------------------------------
1. The Distributor  advances  concession payments to dealers for  certain  sales of Class A shares and for sales of Class
B and Class C shares from its own  resources  at the time of sale.
2. The inception date of Class N shares was March 1, 2001.

-----------------------------------------------------------------------------
Fiscal   Class A          Class B          Class C          Class N
         Contingent       Contingent       Contingent       Contingent
Year     Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended    Charges          Charges          Charges          Charges
8/31     Retained by      Retained by      Retained by      Retained by
         Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002       $21,386         $1,099,479        $22,633            $249
-----------------------------------------------------------------------------

Distribution and Service Plans.  The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act.  Under those
plans the Fund pays the Distributor for all or a portion of
its costs incurred in connection with the distribution
and/or servicing of the shares of the particular class.

      Under the plans, the Manager and the Distributor may
make payments to affiliates and in their sole discretion,
from time to time, may use their own resources (at no
direct cost to the Fund) to make payments to brokers,
dealers or other financial institutions for distribution
and administrative services they perform.  The Manager may
use its profits from the advisory fee it receives from the
Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments
they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan. A
plan may be terminated at any time by the vote of a
majority of the Independent Trustees or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees
must approve all material amendments to a plan.  An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment.  Because Class B
shares of the Fund automatically convert into Class A
shares after six years, the Fund must obtain the approval
of both Class A and Class B shareholders for a proposed
material amendment to the Class A Plan that would
materially increase payments under the Plan.  That approval
must be by a "majority" (as defined in the Investment
Company Act) of the shares of each Class, voting separately
by class.

      While the Plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made
under a plan, the purpose for which the payments were made
and the identity of each recipient of a payment. The
reports on the Class B Plan and Class C Plan shall also
include the Distributor's distribution costs for that
quarter and in the case of the Class B plan the amount of
those costs for previous fiscal periods that have been
carried forward. Those reports are subject to the review
and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the
selection and nomination of those Trustees of the Fund who
are not "interested persons" of the Fund is committed to
the discretion of the Independent Trustees. This does not
prevent the involvement of others in the selection and
nomination process as long as the final decision as to
selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plan for a class, no payment will be made
to any recipient in any quarter in which the aggregate net
asset value of all Fund shares of that class held by the
recipient for itself and its customers does not exceed a
minimum amount, if any, that may be set from time to time
by a majority of the Independent Trustees. The Board of
Trustees has set no minimum amount of assets to qualify for
payments under the plans.

o     Class A Service Plan Fees.  Under the Class A service
plan, the Distributor currently uses the fees it receives
from the Fund to pay brokers, dealers and other financial
institutions (they are referred to as "recipients") for
personal services and account maintenance services they
provide for their customers who hold Class A shares.  The
services include, among others, answering customer
inquiries about the Fund, assisting in establishing and
maintaining accounts in the Fund, making the Fund's
investment plans available and providing other services at
the request of the Fund or the Distributor.  While the plan
permits the Board to authorize payments to the
Distributor to reimburse itself for services under the
plan, the Board has not yet done so.  The Distributor makes
payments to plan recipients quarterly at an annual rate not
to exceed 0.25% of the average annual net assets consisting
of Class A shares, held in the accounts of the recipients
or their customers.

      For the fiscal year ended August 31, 2002 payments
under the Class A Plan totaled $3,313,032, all of which was
paid by the Distributor to recipients.  That included
$156,580 paid to an affiliate of the Distributor's parent
company.  Any unreimbursed expenses the Distributor incurs
with respect to Class A shares in any fiscal year cannot be
recovered in subsequent years. The Distributor may not use
payments received the Class A Plan to pay any of its
interest expenses, carrying charges, or other financial
costs, or allocation of overhead.

o     Class B, Class C and Class N Service and Distribution
Plan Fees.  Under each plan, service fees and distribution
fees are computed on the average of the net asset value of
shares in the respective class, determined as of the close
of each regular business day during the period. The Class
B, Class C and Class N plans provide for the Distributor to
be compensated at a flat rate, whether the Distributor's
distribution expenses are more or less than the amounts
paid by the Fund under the plan during the period for which
the fee is paid.  The types of services that recipients
provide are similar to the services provided under the
Class A service plan, described above.

      The Class B, Class C and Class N plans permit the
Distributor to retain both the asset-based sales charges
and the service fees or to pay recipients the service fee
on a quarterly basis, without payment in advance.  However,
the Distributor currently intends to pay the service fee to
recipients in advance for the first year after the shares
are purchased.  After the first year shares are
outstanding, the Distributor makes service fee payments
quarterly on those shares.  The advance payment is based on
the net asset value of shares sold.  Shares purchased by
exchange do not qualify for the advance service fee
payment.  If Class B, Class C or Class N shares are
redeemed during the first year after their purchase, the
recipient of the service fees on those shares will be
obligated to repay the Distributor a pro rata portion of
the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge
on Class B and Class N shares.  The Distributor retains the
asset-based sales charge on Class C shares during the first
year the shares are outstanding.  It pays the asset-based
sales charge as an ongoing concession to the recipient on
Class C shares outstanding for a year or more.  If a dealer
has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C and/or Class N
service fee and the asset-based sales charge to the dealer
quarterly in lieu of paying the sales concessions and
service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and
Class N shares allow investors to buy shares without a
front-end sales charge while allowing the Distributor to
compensate dealers that sell those shares.  The Fund pays
the asset-based sales charges to the Distributor for its
services rendered in distributing Class B, Class C and
Class N shares.  The payments are made to the Distributor
in recognition that the Distributor:

o     pays  sales  concessions  to  authorized  brokers  and
            dealers  at the time of sale  and  pays  service
            fees as described above,
o     may finance  payment of sales  concessions  and/or the
            advance   of  the   service   fee   payment   to
            recipients  under the plans, or may provide such
            financing  from  its own  resources  or from the
            resources of an affiliate,

o     employs personnel to support  distribution of Class B,
            Class C and Class N shares,
o     bears the costs of sales literature, advertising and
            prospectuses (other than those furnished to
            current shareholders) and state "blue sky"
            registration fees and certain other
            distribution expenses, may not be able to
            adequately compensate dealers that sell Class
            B, Class C and Class N shares without receiving
            payment under the plans and therefore may not
            be able to offer such Classes for sale absent
            the plans,
o     receives payments under the plans consistent with the
            service fees and asset-based sales charges paid
            by other non-proprietary funds that charge
            12b-1 fees,
o     may use the payments under the plan to include the
            Fund in various third-party distribution
            programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the
            Fund's shares if payments under the plan are
            discontinued because most competitor funds have
            plans that pay dealers for rendering
            distribution services as much or more than the
            amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
            at a lesser cost, the same quality distribution
            sales efforts and services, or to obtain such
            services from brokers and dealers, if the plan
            payments were to be discontinued.

      When Class B, Class C or Class N shares are sold
without the designation of a broker-dealer, the Distributor
is automatically designated as the broker-dealer of record.
In those cases, the Distributor retains the service fee and
asset-based sales charge paid on Class B, Class C and Class
N shares.

      The Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans.  If the Class B, Class C or Class N plan is
terminated by the Fund, the Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge
to the Distributor for distributing shares before the plan
was terminated.

--------------------------------------------------------------------------------
     Distribution Fees Paid to the Distributor for the Year Ended 8/31/02
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's      Distributor's
                                            Aggregate          Unreimbursed
                                            Unreimbursed       Expenses as %
              Payments       Retained by    Expenses Under     of Net Assets
              Under Plan     Distributor    Plan               of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan    $4,141,613    $3,277,8611      $11,192,681          3.52%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan     $931,561      $193,6572        $1,590,674          2.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan      $8,087         $8,000          $56,842            2.53%
--------------------------------------------------------------------------------
1.   Includes   $73,823   paid  to  an   affiliate   of  the
Distributor's parent company.
2.   Includes   $30,375   paid  to  an   affiliate   of  the
Distributor's parent company.

      All  payments  under the Class B,  Class C and Class N
plans are subject to the limitations  imposed by the Conduct
Rules of the National  Association  of  Securities  Dealers,
Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a
variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average
annual total return," "average annual total return at net
asset value" and "total return at net asset value." An
explanation of how total returns are calculated is set
forth below. The charts below show the Fund's performance
as of the Fund's most recent fiscal year end. You can
obtain current performance information by calling the
Fund's Transfer Agent at 1.800.225.5677 or by visiting the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.
------------------------

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the Securities and
Exchange Commission. Those rules describe the types of
performance data that may be used and how it is to be
calculated. In general, any advertisement by the Fund of
its performance data must include the average annual total
returns for the advertised class of shares of the Fund.
Those returns must be shown for the 1-, 5- and 10-year
periods (or the life of the class, if less) ending as of
the most recently ended calendar quarter prior to the
publication of the advertisement (or its submission for
publication).

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods. However, a
number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:

Total returns measure the performance of a hypothetical
account in the Fund over various periods and do not show
the performance of each shareholder's account. Your
account's performance will vary from the model performance
data if your dividends are received in cash, or you buy or
sell shares during the period, or you bought your shares at
a different time and price than the shares used in the
model.
o     The Fund's performance returns may not reflect the
         effect of taxes on dividends and capital gains
         distributions.
o     An investment in the Fund is not insured by the FDIC
         or any other government agency.
o     The principal value of the Fund's shares and total
         returns are not guaranteed and normally will
         fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be
         worth more or less than their original cost.
o     Total returns for any given past period represent
         historical performance information and are not,
         and should not be considered, a prediction of
         future returns.

      The performance of each class of shares is shown
separately, because the performance of each class of shares
will usually be different. That is because of the different
kinds of expenses each class bears. The total returns of
each class of shares of the Fund are affected by market
conditions, the quality of the Fund's investments, the
maturity of debt investments, the types of investments the
Fund holds, and its operating expenses that are allocated
to the particular class.

      |X| Total Return Information. There are different
types of "total returns" to measure the Fund's performance.
Total return is the change in value of a hypothetical
investment in the Fund over a given period, assuming that
all dividends and capital gains distributions are
reinvested in

additional shares and that the investment is redeemed at
the end of the period. Because of differences in expenses
for each class of shares, the total returns for each class
are separately measured. The cumulative total return
measures the change in value over the entire period (for
example, ten years). An average annual total return shows
the average rate of return for each year in a period that
would produce the cumulative total return over the entire
period. However, average annual total returns do not show
actual year-by-year performance. The Fund uses standardized
calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the
current maximum sales charge of 5.75% (as a percentage of
the offering price) is deducted from the initial investment
("P") (unless the return is shown without sales charge, as
described below). For Class B shares, payment of the
applicable contingent deferred sales charge is applied,
depending on the period for which the return is shown: 5.0%
in the first year, 4.0% in the second year, 3.0% in the
third and fourth years, 2.0% in the fifth year, 1.0% in the
sixth year and none thereafter. For Class C shares, the 1%
contingent deferred sales charge is deducted for returns
for the one-year period. For Class N shares, the 1%
contingent deferred sales charge is deducted for returns
for the one year period, and, if applicable, the total
returns for the periods prior to March 1, 2001 (the
inception date for
Class N shares) is based on the Fund's Class A returns,
adjusted to reflect the higher Class N 12b-1 fees. There is
no sales charge for Class Y shares.

o     Average Annual Total Return. The "average annual
total return" of each class is an average annual compounded
rate of return for each year in a specified number of
years. It is the rate of return based on the change in
value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in
the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the
following formula:

ERV   l/n - 1   Average Annual Total
                Return
  P

o     Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

o     Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund
during the specified period and the effect of capital gains
taxes or capital loss tax benefits (each calculated using
the highest federal individual capital gains tax rate in
effect on the redemption date) resulting from the
redemption of the shares at the end of the period. It is
the rate of return based on the change in value of a
hypothetical initial investment of $1,000 ("P" in the
formula below) held for a number of years ("n" in the
formula) to achieve an ending value ("ATVDR" in the
formula) of that investment, after taking into account the
effect of taxes on fund distributions and on the redemption
of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

o     Cumulative Total Return.  The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years.  Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis.  Cumulative total return
is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value.  From time to time
the Fund may also quote a cumulative or an average annual
total return "at net asset value" (without deducting sales
charges) for Class A, Class B, Class C or Class N shares.
There is no sales charge on Class Y shares.  Each is based
on the difference in net asset value per share at the
beginning and the end of the period for a hypothetical
investment in that class of shares (without considering
front-end or contingent deferred sales charges) and takes
into consideration the reinvestment of dividends and
capital gains distributions.

-------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 8/31/02
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
         Cumulative Total             Average Annual Total Returns
Class    Returns (10
of       years or Life of
Shares   Class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                1-Year              (or              (or
                                              life-of-class)   life-of-class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
         After    Without  After    Without  After    Without  After   Without
         Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
         Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A   96.20%  108.18%  -21.55%  -16.77%   -4.14%   -3.00%   6.97%   7.61%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B  74.08%1  74.08%1  -21.52%  -17.39%   -4.02%   -3.75%  6.32%1  6.32%1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C  22.52%2  22.52%2  -18.22%  -17.39%   -3.75%   -3.75%  3.02%2  3.02%2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N  -32.35%3 -31.68%3 -17.82%  -17.00%  -22.94%3 -22.43%3   N/A     N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y  76.82%4    N/A    -16.50%    N/A     -2.74%   -2.74%  7.15%4  7.15%4
-------------------------------------------------------------------------------
1. Inception of Class B:      8/17/93
2. Inception of Class C:      11/1/95
3. Inception of Class N:      3/01/01
4. Inception of Class Y:      6/1/94

------------------------------------------------------------------------------
    Average Annual Total Returns for Class A Shares (After Sales Charge)
                        For the Periods Ended 8/31/02
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                1-Year           5-Year          10-Year
------------------------------------------------------------------------------
------------------------------------------------------------------------------
After       Taxes       on     -21.70%           -5.81%           4.73%
Distributions
------------------------------------------------------------------------------
------------------------------------------------------------------------------
After Taxes on
Distributions and              -13.11%           -3.22%           5.26%
Redemption of Fund Shares
------------------------------------------------------------------------------

Other  Performance   Comparisons.   The  Fund  compares  its
performance    annually   to   that   of   an    appropriate
broadly-based   market   index  in  its  Annual   Report  to
shareholders.  You can obtain
that information by contacting the Transfer Agent at the
addresses or telephone numbers shown on the cover of this
Statement of Additional Information.  The Fund may also
compare its performance to that of other investments,
including other mutual funds, or use rankings of its
performance by independent ranking entities.  Examples of
these performance comparisons are set forth below.

o     Lipper Rankings.  From time to time the Fund may
publish the ranking of the performance of its classes of
shares by Lipper Inc. ("Lipper").  Lipper is a
widely-recognized independent mutual fund monitoring
service.  Lipper monitors the performance of regulated
investment companies, including the Fund, and ranks their
performance for various periods in categories based on
investment styles.  The performance of the Fund is ranked
by Lipper against all other growth funds. The Lipper
performance rankings are based on total returns that
include the reinvestment of capital gain distributions and
income dividends but do not take sales charges
or taxes into consideration.  Lipper also publishes
"peer-group" indices of the performance of all mutual funds
in a category that it monitors and averages of the
performance of the funds in particular categories.

o     Morningstar Ratings. From time to time the Fund may
publish the star rating of the performance of its classes
of shares by Morningstar, Inc., an independent mutual fund
monitoring service.  Morningstar ranks mutual funds in
their specialized market sector.  The Fund is ranked among
domestic stock funds.

      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category
receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and
the bottom 10% receive 1 star.  (Each share class is
counted as a fraction of one fund within this scale and
rated separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

      The Fund may also compare its performance to that of
other funds in its Morningstar category. In addition to its
star ratings, Morningstar also categorizes and compares a
fund's 3-year performance based on Morningstar's
classification of the fund's investments and investment
style, rather than how a fund defines its investment
objective. Morningstar's four broad categories (domestic
equity, international equity, municipal bond and taxable
bond) are each further subdivided into categories based on
types of investments and investment styles. Those
comparisons by Morningstar are based on the same risk and
return measurements as its star rankings but do not
consider the effect of sales charges.

o     Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar. The performance
of the Fund's classes of shares may be compared in
publications to the performance of various
market indices or other investments, and averages,
performance rankings or other benchmarks prepared by
recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share price are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,
o     information   about   the   performance   of   certain
      securities  or  commodities  markets  or  segments  of
      those markets,
o     information  about the performance of the economies of
      particular countries or regions,
o     the  earnings  of  companies  included  in segments of
      particular  industries,  sectors,  securities markets,
      countries or regions,
o     the  availability  of different types of securities or
      offerings of securities,
o     information  relating  to the gross  national or gross
      domestic   product  of  the  United  States  or  other
      countries or regions,
o     comparisons  of various  market  sectors or indices to
      demonstrate     performance,     risk,     or    other
      characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix B
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

AccountLink.  When shares are purchased through
AccountLink, each purchase must be at least $25. Effective
November 1, 2002, for any new Asset Builder Plan, each
purchase through AccountLink must be at least $50 and
                                                  ---
shareholders must invest at least $500 before an Asset
Builder Plan can be established on a new account. Accounts
established prior to November 1, 2001, will remain at $25
for additional purchases. Shares will be purchased on the
regular business day the Distributor is instructed to
initiate the Automated Clearing House ("ACH") transfer to
buy the shares.  Dividends will begin to accrue on shares
purchased with the proceeds of ACH transfers on the
business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of The New
York Stock Exchange. The Exchange normally closes at 4:00
P.M., but may close earlier on certain days.  If Federal
Funds are received on a business day after the close of the
Exchange, the shares will be purchased and dividends will
begin to accrue on the next regular business day.  The
proceeds of ACH transfers are normally received by the Fund
three days after the transfers are initiated. If the
proceeds of the ACH transfer are not received on a timely
basis, the Distributor reserves the right to cancel the
purchase order. The Distributor and the Fund are not
responsible for any delays in purchasing shares resulting
from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales.  No sales charge is imposed in certain
other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and 403(b)
            plans), or for your joint accounts, or for
            trust or custodial accounts on behalf of your
            children who are minors, and
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to reduce
            the sales charge rate that applies to current
            purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you
            previously purchased subject to an initial or
            contingent deferred sales charge to reduce the
            sales charge rate for current purchases of
            Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds. Under certain
circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market
fund shares may be subject to a contingent deferred sales
charge.

Letters of Intent.  Under a Letter of Intent, if you
purchase Class A shares or Class A and Class B shares of
the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares.  The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period.  You can include
purchases made up to 90 days before the date of the
Letter.  Letters of Intent do not consider Class C or Class
N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in
writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this
may include purchases made up to 90 days prior to the date
of the Letter.  The Letter states the investor's intention
to make the aggregate amount of purchases of shares which,
when added to the investor's holdings of shares of those
funds, will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares.  Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter of Intent period,
when added to the value (at offering price) of the
investor's holdings of shares on the last day of that
period, do not equal or exceed the intended purchase
amount, the investor agrees to pay the additional amount of
sales charge applicable to such purchases. That amount is
described in "Terms of Escrow," below (those terms may be
amended by the Distributor from time to time).  The
investor agrees that shares equal in value to 5% of the
intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the
investor agrees to be bound by the terms of the Prospectus,
this Statement of Additional Information and the
application used for a Letter of Intent. If those terms are
amended, as they may be from time to time by the Fund, the
investor agrees to be bound by the amended terms and that
those amendments will apply automatically to existing
Letters of Intent.

      If the total eligible purchases made during the
Letter of Intent period do not equal or exceed the intended
purchase amount, the concessions previously paid to the
dealer of record for the account and the amount of sales
charge retained by the Distributor will be adjusted to the
rates applicable to actual total purchases.  If total
eligible purchases during the Letter of Intent
period exceed the intended purchase amount and exceed the
amount needed to qualify for the next sales charge rate
reduction set forth in the Prospectus, the sales charges
paid will be adjusted to the lower rate. That adjustment
will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed
or paid to the dealer over the amount of concessions that
apply to the actual amount of purchases.  The excess
concessions returned to the Distributor will be used to
purchase additional shares for the investor's account at
the net asset value per share in effect on the date of such
purchase, promptly after the Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for
purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype  401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of  Intent  entered  into by an  OppenheimerFunds  prototype
401(k) plan is not  purchased  by the plan by the end of the
Letter of Intent  period,  there  will be no  adjustment  of
concessions   paid  to  the   broker-dealer   or   financial
institution  of record for accounts held in the name of that plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter of Intent period will be
deducted.  It is the responsibility of the dealer of record
and/or the investor to advise the Distributor about the
Letter in placing any purchase orders for the investor
during the Letter of Intent period.  All of such purchases
must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent.  For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase).  Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the thirteen-month Letter of
Intent period, the escrowed shares will be promptly
released to the investor.

      3. If, at the end of the 13-month Letter of Intent
period the total purchases pursuant to the Letter are less
than the intended purchase amount specified in the Letter,
the investor must remit to the Distributor an amount equal
to the difference between the dollar amount of sales
charges actually paid and the amount of sales charges which
would have been paid if the total amount purchased had been
made at a single time.  That sales charge adjustment will
apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges.  Full and fractional shares remaining after such
redemption will be released from escrow.  If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,

(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to
buy shares directly from a bank account, you must enclose a
check (the minimum is $25) for the initial purchase with
your application. Currently, the minimum investment is $25
to establish an Asset Builder Plan, and
will remain at $25 for those accounts established prior to
November 1, 2002. However, as described above under
"AccountLink," for Asset Builder Plans established on or
after November 1, 2002, the minimum investment for new
Asset Builder Plans will increase to $50, each purchase
must be at least $50 and shareholders must invest at least
                     ---
$500 before an Asset Builder Plan can be established.
Shares purchased by Asset Builder Plan payments from bank
accounts are subject to the redemption restrictions for
recent purchases described in the Prospectus.  Asset
Builder Plans are available only if your bank is an ACH
member.  Asset Builder Plans may not be used to buy shares
for OppenheimerFunds employer-sponsored qualified
retirement accounts.  Asset Builder Plans also enable
shareholders of Oppenheimer Cash Reserves to use their fund
account to make monthly automatic purchases of shares of up
to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically.  Normally the debit will be made two
business days prior to the investment dates you selected on
your application.  Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor.  Complete the application
and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them.  The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix B to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have their Class B shares
converted to Class A shares of the Fund when the plan's
applicable investments reach $5 million.  OppenheimerFunds
has entered into arrangements with certain record keepers
whereby the Transfer Agent compensates the record keeper
for its record keeping and account servicing functions that
it performs on behalf of the participant level accounts of
a retirement plan.  While such compensation may act to
reduce the record keeping fees charged by the retirement
plan's record keeper, that compensation arrangement may be
terminated at any time, potentially affecting the record
keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund.  However, each class has different shareholder
privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund.  A salesperson who is
entitled to receive compensation from his or her firm for
selling Fund shares may receive different levels of
compensation for selling one class of shares rather than
another.

      The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

|X|   Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as described in the Prospectus, no sales concessions
will be paid to the broker-dealer of record, as described
in the Prospectus, on sales of Class A shares purchased
with the redemption proceeds of shares of another mutual
fund offered as an investment option in a retirement plan
in which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an
investment option under that plan. Additionally, that
concession will not be paid on purchases of Class A shares
by a retirement plan made with the redemption proceeds of
Class N shares of one or more Oppenheimer funds held by the
plan for more than 18 months.

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares after six years is not treated as a
taxable event for the shareholder. If those laws or the IRS
interpretation of those laws should change, the automatic
conversion feature may be suspended. In that event, no
further conversions of Class B shares would occur while
that suspension remained in effect.  Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares.  In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
o     to all rollover IRAs, (including SEP IRAs and SIMPLE
            IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B
            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds.
o     to certain customers of broker-dealers and financial
            advisors that are identified in a special
            agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds
            (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan to any IRA invested in the
            Oppenheimer funds), purchases of Class N shares
            in amounts of $500,000 or more by a retirement
            plan that pays for the purchase with the
            redemption proceeds of  Class C shares of one
            or more Oppenheimer funds held by the plan for
            more than one year (other than rollovers from
            an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the
            Oppenheimer funds), and
o     on purchases of Class N shares by an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds.

      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Trustees' fees, transfer agency fees, legal fees and
auditing costs.  Those expenses are paid out of the Fund's
assets and are not paid directly by shareholders.  However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses.  General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class.  Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, organization and start-up costs, interest,
taxes and brokerage commissions, and non-recurring
expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class.  Examples of such expenses include
distribution and  service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee
will be charge on any account valued at less than $500.
This fee will not be charged for:
o     Accounts that have balances below $500 due to the
            automatic conversion of shares from Class B to
            Class A shares;
o     Accounts with an active Asset Builder Plan, payroll
            deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts
            that are making continuing purchases;
o     Certain accounts held by broker-dealers through the
            National Securities Clearing Corporation; and

o     Accounts that fall below the $500 threshold due
            solely to market fluctuations within the
            12-month period preceding the date the fee is
            deducted.

      The annual fee will be charged on or about the second
to last business day of September.  This annual fee will be
waived for any shareholders who elect to access their
account documents through electronic document delivery
rather than in paper copy and who elect to utilize the
Internet or PhoneLink as their primary source for their
general servicing needs.  To sign up to access account
documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com
                                 ------------------------
or call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share.  The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of The New York
Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the
value of the Fund's net assets attributable to a class by
the number of shares of that class that are outstanding.
The Exchange normally closes at 4:00 P.M., Eastern time,
but may close earlier on
some other days (for example, in case of weather
emergencies or on days falling before a U.S. holiday).  All
references to time in this Statement of Additional
Information mean "Eastern time." The Exchange's most recent
annual announcement (which is subject to change) states
that it will close on New Year's Day, Presidents' Day,
Martin Luther King, Jr. Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.  It may also close on other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The New York Stock Exchange, will not be
reflected in the Fund's calculation of its net asset values
that day unless the Manager determines that the event is
likely to effect a material change in the value of the
security. The Manager, or an internal valuation committee
established by the Manager, as applicable, may establish a
valuation, under procedures established by the Board and
subject to the approval, ratification and confirmation by
the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of
Trustees has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:
o     Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they
               are valued at the last reported sale price
               on the principal exchange on which they are
               traded or on Nasdaq, as applicable, on that
               day, or
(2)   if last sale information is not available on a
               valuation date, they are valued at the last
               reported sale price preceding the valuation
               date if it is within the spread of the
               closing "bid" and "asked" prices on the
               valuation date or, if not,  at the closing
               "bid" price on the valuation date.
o     Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing
               service approved by the Board of Trustees,
               or
(2)   at the last sale price obtained by the Manager from
               the report of the principal exchange on
               which the security is traded at its last
               trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices
               obtained from the principal exchange on
               which the security is traded or, on the
               basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity
in excess of 60 days are valued based on the mean between
the "bid" and "asked" prices determined by a portfolio
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry.

o     The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less than
               397 days when issued that have a remaining
               maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures.  If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager
may use pricing services approved by the Board of Trustees.
The pricing service may use "matrix" comparisons to the
prices for comparable instruments on the basis of quality,
yield and maturity. Other special factors may be involved
(such as the tax-exempt status of the interest paid by
municipal securities).  The Manager will monitor the
accuracy of the pricing services. That monitoring may
include comparing prices used for portfolio valuation to
actual sales prices of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined
to be reliable are used to value foreign currency,
including forward contracts, and to convert to U.S. dollars
securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on Nasdaq, as applicable, as determined by a pricing
service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on Nasdaq on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on Nasdaq on the
valuation date.  If the put, call or future is not traded
on an exchange or on Nasdaq, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received.  If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction.  If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
charge or Class A shares on which a contingent deferred
sales charge was paid, or
o     Class B shares that were subject to the Class B
contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order.  The shareholder must ask the Transfer Agent for
that privilege at the time of reinvestment. This privilege
does not apply to Class C, and Class N or Class Y shares.
The Fund may amend, suspend or cease offering this
reinvestment privilege at any time as to shares redeemed
after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain.  If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment.  Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid.  That would reduce the
loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind." The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash. In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.  If payment in made by a distribution "in kind" of
portfolio securities, then the recipient will bear the risk
that the value of those securities may increase or decrease
before the securities can be sold.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $500 or such lesser amount as the
Board may fix.  The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations.  If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares.  When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans.  Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts.  The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers.  The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers.  Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of The New York Stock Exchange on a regular
business day, it will be processed at that day's net asset
value if the order was received by the dealer or broker
from its customers prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00 P.M., but may do so
earlier on some days. Additionally, the order must have
been transmitted to and received by the Distributor prior
to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan.  Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment.  Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent.  Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the account
application.  If a contingent deferred sales charge applies
to the redemption, the amount of the check or payment will
be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below.  These
provisions may be amended from time to time by the Fund
and/or the Distributor.  When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $25. Effective November 1, 2002,
the minimum amount that may be exchanged to each other fund
account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed
instructions. Exchanges made under these plans are subject
to the restrictions that apply to exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in
this Statement of Additional Information.

|X|   Automatic Withdrawal Plans.  Fund shares will be
redeemed as necessary to meet withdrawal payments.  Shares
acquired without a sales charge will be redeemed first.
Shares acquired with reinvested dividends and capital gains
distributions will be redeemed next, followed by shares
acquired with a sales charge, to the extent necessary to
make withdrawal payments.  Depending upon the amount
withdrawn, the investor's principal may be depleted.
Payments made under these plans should not be considered as
a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer
the Plan. Share certificates will not be issued for shares
of the Fund purchased for and held under the Plan, but the
Transfer Agent will credit all such shares to the account
of the Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date.  Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect.  The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent.  The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use shares held under the Plan as collateral for a
debt, the Planholder may request issuance of a portion of
the shares in certificated form.  Upon written request from
the Planholder, the Transfer Agent will determine the
number of shares for which a certificate may be issued
without causing the withdrawal checks to stop. However,
should such uncertificated shares become exhausted, Plan
withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Rochester Fund Municipals
      Oppenheimer New Jersey Municipal Fund   Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New York Municipal Fund     Limited Term New York Municipal
                                              Fund

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New York Municipal Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Disciplined Allocation Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be made
      to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may

      purchase shares of Oppenheimer Capital Preservation
      Fund, and only those participants may exchange shares
      of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate
      Fund are not available by exchange of shares of
      Oppenheimer Money Market Fund or Class A shares of
      Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury
      Advisors S&P Index Fund and Oppenheimer Select
      Managers QM Active Balanced Fund are only available
      to retirement plans and are available only by
      exchange from the same class of shares of other
      Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged
      at net asset value for shares of any money market
      fund offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period for that Class A
contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund
acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be
subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are
repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within six
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

o     With respect to Class N shares, a 1% contingent
deferred sales charge will be imposed if the retirement
plan (not including IRAs and 403(b) plans) is terminated or
Class N
shares of all Oppenheimer funds are terminated as an
investment option of the plan and Class N shares are
redeemed within 18 months after the plan's first purchase
of Class N shares of any Oppenheimer fund or with respect
to an individual retirement plan or 403(b) plan, Class N
shares are redeemed within 18 months of the plan's first
purchase of Class N shares of any Oppenheimer fund.

o     When Class B or Class C shares are redeemed to effect
an exchange, the priorities described in "How To Buy
Shares" in the Prospectus for the imposition of the Class B
or the Class C contingent deferred sales charge will be
followed in determining the order in which the shares are
exchanged. Before exchanging shares, shareholders should
take into account how the exchange may affect any
contingent deferred sales charge that might be imposed in
the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account.  The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging
shares by telephone, a shareholder must have an existing
account in the fund to which the exchange is to be made.
Otherwise, the investors must obtain a prospectus of that
fund before the exchange request may be submitted. If all
telephone lines are busy (which might occur, for example,
during periods of substantial market fluctuations),
shareholders might not be able to request exchanges by
telephone and would have to submit written exchange
requests.

|X|   Processing Exchange Requests. Shares to be exchanged
are redeemed on the regular business day the Transfer Agent
receives an exchange request in proper form (the
"Redemption Date").  Normally, shares of the fund to be
acquired are purchased on the Redemption Date, but such
purchases may be delayed by either fund up to five business
days if it determines that it
would be disadvantaged by an immediate transfer of the
redemption proceeds.  The Fund reserves the right, in its
discretion, to refuse any exchange request that may
disadvantage it. For example, if the receipt of multiple
exchange requests from a dealer might require the
disposition of portfolio securities at a time or at a price
that might be disadvantageous to the Fund, the Fund may
refuse the request.

      When you exchange some or all of your shares from one
fund to another, any special account feature such as an
Asset Builder Plan or Automatic Withdrawal Plan, will be
switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption
and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account
in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request.  In those cases, only the shares
available for exchange without restriction will be
exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange.  For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another.  "Reinvestment Privilege," above, discusses
some of the tax consequences of reinvestment of redemption
proceeds in such cases.  The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend
rate and there can be no assurance as to the payment of any
dividends or the realization of any capital gains. The
dividends and distributions paid by a class of shares will
vary from time to time depending on market conditions, the
composition of the Fund's portfolio, and expenses borne by
the Fund or borne separately by a class. Dividends are
calculated in the same manner, at the same time, and on the
same day for each class of shares. However, dividends on
Class B, Class C and Class N shares are expected to be
lower than dividends on Class A and Class Y shares. That is
because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will
also differ in amount as a consequence of any difference in
the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the
      redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service
as undeliverable will be invested in shares of Oppenheimer
Money Market Fund, Inc.  Reinvestment will be made as
promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on
otherwise idle funds. Unclaimed accounts may be subject to
state escheatment laws, and the Fund and the Transfer Agent
will not be liable to shareholders or their representatives
for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly
highlighted in the Prospectus. The following is only a
summary of certain additional tax considerations generally
affecting the Fund and its shareholders.

      The  tax   discussion  in  the   Prospectus  and  this
Statement of Additional  Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of
Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial, or administrative action, sometimes  with  retroactive  effect.  State  and  local tax treatment  of ordinary  income  dividends  and capital  gain dividends  from  regulated  investment  companies may differ
from  the   treatment   under  the  Internal   Revenue  Code
described below.  Potential purchasers of shares of the Fund are  urged to  consult  their  tax  advisers  with  specific reference  to  their  own tax  circumstances  as well as the
consequences   of   federal,   state  and  local  tax  rules
affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund
has elected to be taxed as a regulated investment company
under Subchapter M of the Internal Revenue Code of 1986, as
amended.  As a regulated investment company, the Fund is
not subject to federal income tax on the portion of its net
investment income (that is, taxable interest, dividends,
and other taxable ordinary income, net of expenses) and
capital gain net income (that is, the excess of net
long-term capital
gains over net short-term capital losses) that it
distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital
gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital
gains, since shareholders normally will be taxed on the
dividends and capital gains they receive from the Fund
(unless their Fund shares are held in a retirement account
or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of
complex tests relating to qualification that the Fund might
not meet in a particular year. If it did not qualify as a
regulated investment company, the Fund would be treated for
tax purposes as an ordinary corporation and would receive
no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) for the taxable year. The Fund must also
satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by
the Fund made during the taxable year or, under specified
circumstances, within 12 months after the close of the
taxable year, will be considered distributions of income
and gains for the taxable year and will therefore count
toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the
close of each quarter of the Fund's taxable year, at least
50% of the value of the Fund's assets must consist of cash
and cash items (including receivables), U.S. government
securities, securities of other regulated investment
companies, and securities of other issuers. As to each of
those issuers, the Fund must not have invested more than 5%
of the value of the Fund's total assets in securities of
each such issuer and the Fund must not hold more than 10%
of the outstanding voting securities of each such issuer.
No more than 25% of the value of its total assets may be
invested in the securities of any one issuer (other than
U.S. government securities and securities of other
regulated investment companies), or in two or more issuers
which the Fund controls and which are engaged in the same
or similar trades or businesses. For purposes of this test,
obligations issued or guaranteed by certain agencies or
instrumentalities of the U.S. government are treated as
U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the
Internal Revenue Code, by December 31 each year, the Fund
must distribute 98% of its taxable investment income earned
from January 1 through December 31 of that year and 98% of
its capital gains realized in the period from November 1 of
the prior year through October 31 of the current year. If
it does not, the Fund must pay an excise tax on the amounts
not distributed. It is presently anticipated that the Fund
will meet those requirements. To meet this requirement, in
certain circumstances the Fund might be required to
liquidate portfolio investments to make sufficient
distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a
particular year that it would be in the best interests of
shareholders for the Fund not to make such distributions at
the required levels and to pay the excise tax on the
undistributed amounts. That would reduce the amount of
income or capital gains available for distribution to
shareholders.

Taxation of Fund Distributions.  The Fund anticipates
distributing substantially all of its investment company
taxable income for each taxable year.  Those distributions
will be taxable to shareholders as ordinary income and
treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code
govern the eligibility of the Fund's dividends for the
dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for
the deduction.  The amount of dividends paid by the Fund
that may qualify for the deduction is limited to the
aggregate amount of qualifying dividends that the Fund
derives from portfolio investments that the Fund has held
for a minimum period, usually 46 days. A corporate
shareholder will not be eligible for the deduction on
dividends paid on Fund shares held for 45 days or less.  To
the extent the Fund's dividends are derived from gross
income from option premiums, interest income or short-term
gains from the sale of securities or dividends from foreign
corporations, those dividends will not qualify for the
deduction.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If net long term capital gains are distributed and
designated as a capital gain distribution, it will be
taxable to shareholders as a long-term capital gain and
will be properly identified in reports sent to shareholders
in January of each year. Such treatment will apply no
matter how long the shareholder has held his or her shares
or whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate.  If the Fund elects to retain its net capital
gain, the Fund will provide to
shareholders of record on the last day of its taxable year
information regarding their pro rata share of the gain and
tax paid. As a result, each shareholder will be required to
report his or her pro rata share of such gain on their tax
return as long-term capital gain, will receive a refundable
tax credit for his/her pro rata share of tax paid by the
Fund on the gain, and will increase the tax basis for
his/her shares by an amount equal to the deemed
distribution less the tax credit.

      Investment income that may be received by the Fund
from sources within foreign countries may be subject to
foreign taxes withheld at the source.  The United States
has entered into tax treaties with many foreign countries
which entitle the Fund to a reduced rate of, or exemption
from, taxes on such income.

      Distributions by the Fund that do not constitute
ordinary income dividends or capital gain distributions
will be treated as a return of capital to the extent of the
shareholder's tax basis in their shares. Any excess will be
treated as gain from the sale of those shares, as discussed
below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or
deemed made) during the year. If prior distributions made
by the Fund must be re-characterized as a non-taxable
return of capital at the end of the fiscal year as a result
of the effect of the Fund's investment policies, they will
be identified as such in notices sent to shareholders.

      Distributions  by the  Fund  will  be  treated  in the
manner   described   above   regardless   of   whether   the
distributions  are paid in cash or  reinvested in additional shares  of the  Fund  (or  of  another  fund).  Shareholders receiving a  distribution  in the form of additional  shares will be treated as  receiving  a  distribution  in an amount equal  to the fair  market  value  of the  shares  received, determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 30% (29% for payments after December 31, 2003) of
ordinary income dividends, capital gains distributions and
the proceeds of the redemption of shares, paid to any
shareholder (1) who has failed to provide a correct
                                            -------
taxpayer identification number or to properly certify that
number when required, (2) who is subject to backup
withholding for failure to report the receipt of interest
or dividend income properly, or (3) who has failed to
certify to the Fund that the shareholder is not subject to
backup withholding or is an "exempt recipient" (such as a
corporation). All income and any tax withheld by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

         Tax Effects of Redemptions of Shares. If a
shareholder redeems all or a portion of his/her shares, the
                                    -
shareholder will recognize a gain or loss on the redeemed
shares in an amount equal to the difference between the
proceeds of the redeemed shares and the shareholder's
adjusted tax basis in the shares.  All or a portion of any
loss recognized in that manner may be disallowed if the
shareholder purchases other shares of the Fund within 30
days before or after the redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year.  However, any capital
loss arising from the redemption of shares held for six
months or less will be treated as a long-term capital loss
to the extent of the amount of capital gain dividends
received on those shares. Special holding period
rules under the Internal Revenue Code apply in this case to
determine the holding period of shares and there are limits
on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not
limited to, a nonresident alien individual, a foreign
trust, a foreign estate, a foreign corporation, or a
foreign partnership) primarily depends on whether the
foreign person's income from the Fund is effectively
connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual
fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 30%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's
country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income
dividends paid by the Fund. All income and any tax withheld
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status.

      If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 30% (29% for
payments after December 31, 2003) on ordinary income
dividends, capital gains distributions and the proceeds of
the redemption of shares, paid to any foreign person. All
income and any tax withheld (in this situation) by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein.  Foreign
shareholders are urged to consult their own tax advisors or
the U.S. Internal Revenue Service with respect to the
particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding
taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset

value per share in effect at the close of business on the
payable date of the dividend or distribution. To elect this
option, the shareholder must notify the Transfer Agent in
writing and must have an existing account in the fund
selected for reinvestment. Otherwise the shareholder first
must obtain a prospectus for that fund and an application
from the Distributor to establish an account. Dividends
and/or distributions from shares of certain other
Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of
the other Oppenheimer funds and is sub-distributor for
funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder accounting records, and for paying
dividends and distributions to shareholders. It also
handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account
fee. It also acts as shareholder servicing agent for the
other Oppenheimer funds. Shareholders should direct
inquiries about their accounts to the Transfer Agent at the
address and toll-free numbers shown on the back cover.

The Custodian.  Citibank, N.A. is the custodian of the
Fund's assets.  The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund.  It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with the Manager and
its affiliates.  The Fund's cash balances with the
custodian in excess of $100,000 are not protected by
federal deposit insurance.  Those uninsured balances at
times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors
of the Fund. They audit the Fund's financial statements and
perform other related audit services.  They also act as
auditors for certain other funds advised by the Manager and
its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER GROWTH FUND:

We have audited the accompanying statement of assets and
liabilities of
Oppenheimer Growth Fund, including the statement of
investments, as of August
31, 2002, and the related statement of operations for the
year then ended, the
statements of changes in net assets for each of the two
years in the period then
ended, and the financial highlights for each of the five
years in the period
then ended. These financial statements and financial
highlights are the
responsibility of the Fund's management. Our responsibility
is to express an
opinion on these financial statements and financial
highlights based on our
audits.

   We conducted our audits in accordance with auditing
standards generally
accepted in the United States of America. Those standards
require that we plan
and perform the audit to obtain reasonable assurance about
whether the
financial statements and financial highlights are free of
material
misstatement. An audit includes examining, on a test basis,
evidence supporting
the amounts and disclosures in the financial statements.
Our procedures
included confirmation of securities owned as of August 31,
2002, by
correspondence with the custodian and brokers. An audit
also includes assessing
the accounting principles used and significant estimates
made by management, as
well as evaluating the overall financial statement
presentation. We believe
that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial
highlights referred
to above present fairly, in all material respects, the
financial position of
Oppenheimer Growth Fund as of August 31, 2002, the results
of its operations
for the year then ended, the changes in its net assets for
each of the two
years in the period then ended, and the financial
highlights for each of the
five years in the period then ended, in conformity with
accounting principles
generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
September 23, 2002

STATEMENT OF INVESTMENTS  August 31, 2002
--------------------------------------------------------------------------------

                                               MARKET VALUE
                                  SHARES         SEE NOTE 1
============================================================
 COMMON STOCKS--81.4%
------------------------------------------------------------
 CONSUMER DISCRETIONARY--22.9%
------------------------------------------------------------
 AUTOMOBILES--3.9%
 Harley-Davidson, Inc.         1,300,000       $ 63,999,000
------------------------------------------------------------
 MEDIA--0.8%
 Comcast Corp.,
 Cl. A Special(1)                517,000         12,320,110
------------------------------------------------------------
 MULTILINE RETAIL--13.4%
 BJ's Wholesale
 Club, Inc.(1)                   680,000         16,694,000
------------------------------------------------------------
 Costco Wholesale
 Corp.(1)                      1,750,000         58,467,500
------------------------------------------------------------
 Kohl's Corp(1)                1,604,500        111,865,740
------------------------------------------------------------
 Target Corp.                    950,000         32,490,000
                                              --------------
                                                219,517,240
------------------------------------------------------------
 SPECIALTY RETAIL--4.8%
 Bed Bath & Beyond, Inc.(1)    2,445,000         78,386,700
------------------------------------------------------------
 CONSUMER STAPLES--3.8%
------------------------------------------------------------
 FOOD & DRUG RETAILING--3.8%
 Walgreen Co.                  1,800,000         62,550,000
------------------------------------------------------------
 FINANCIALS--14.0%
------------------------------------------------------------
 DIVERSIFIED FINANCIALS--10.9%
 AMBAC Financial
 Group, Inc.                     795,600         45,754,956
------------------------------------------------------------
 Freddie Mac                     490,500         31,441,050
------------------------------------------------------------
 SLM Corp.                     1,100,000        100,815,000
                                              --------------
                                                178,011,006
------------------------------------------------------------
 INSURANCE--3.1%
 MBIA, Inc.                    1,112,600         51,135,096
------------------------------------------------------------
 HEALTH CARE--30.5%
------------------------------------------------------------
 BIOTECHNOLOGY--4.3%
 Gilead Sciences, Inc.(1)      1,250,000         40,100,000
------------------------------------------------------------
 IDEC Pharmaceuticals
 Corp.(1)                        755,000         30,335,900
                                              --------------
                                                 70,435,900

                                               MARKET VALUE
                                  SHARES         SEE NOTE 1
============================================================
 HEALTH CARE EQUIPMENT & SUPPLIES--6.2%
 Biomet, Inc.                    937,100       $ 25,170,506
------------------------------------------------------------
 Stryker Corp.                 1,327,500         74,831,175
                                              --------------
                                                100,001,681
------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--14.2%
 AmerisourceBergen Corp.         625,000         45,318,750
------------------------------------------------------------
 Cardinal Health, Inc.           732,000         47,462,880
------------------------------------------------------------
 Lincare Holdings, Inc.(1)     1,399,200         44,844,360
------------------------------------------------------------
 McKesson Corp.                  980,000         32,869,200
------------------------------------------------------------
 Tenet Healthcare Corp.(1)     1,312,500         61,910,625
                                              --------------
                                                232,405,815
------------------------------------------------------------
 PHARMACEUTICALS--5.8%
 Johnson & Johnson             1,750,000         95,042,500
------------------------------------------------------------
 INDUSTRIALS--5.2%
------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.2%
 Concord EFS, Inc.(1)          2,300,000         46,943,000
------------------------------------------------------------
 First Data Corp.              1,074,800         37,349,300
                                              --------------
                                                 84,292,300
------------------------------------------------------------
 INFORMATION TECHNOLOGY--5.0%
------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.5%
 Cisco Systems, Inc.(1)          650,000          8,983,000
------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.4%
 EMC Corp.(1)                  1,000,000          6,760,000
------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.6%
 Broadcom Corp., Cl. A(1)        550,000          9,069,500
------------------------------------------------------------
 SOFTWARE--3.5%
 Microsoft Corp.(1)            1,175,000         57,669,000
                                              --------------
 Total Common
 Stocks (Cost $1,350,683,668)                 1,330,578,848

============================================================
 OTHER SECURITIES--1.4%
------------------------------------------------------------
 Nasdaq-100 Unit
 Investment Trust(1)
 (Cost $37,369,749)            1,000,000         23,490,000

                                                      12
OPPENHEIMER GROWTH FUND

                               PRINCIPAL       MARKET VALUE
                                  AMOUNT         SEE NOTE 1
============================================================
 SHORT-TERM NOTES--8.4%
------------------------------------------------------------
 Barton Capital Corp.,
 1.75%, 9/20/02             $ 13,093,000       $ 13,080,907
------------------------------------------------------------
 Fairway Finance Corp.,
 1.74%, 9/9/02                26,551,000         26,540,734
------------------------------------------------------------
 Neptune Funding Corp.,
 1.78%, 10/1/02               38,370,000         38,313,084
------------------------------------------------------------
 Wyeth:
 2%, 9/17/02                  25,000,000         24,979,222
 2%, 9/26/02                  35,000,000         34,954,549
                                               -------------
 Total Short-Term Notes
 (Cost $137,868,496)                            137,868,496

                               PRINCIPAL       MARKET VALUE
                                  AMOUNT         SEE NOTE 1
============================================================
 JOINT REPURCHASE AGREEMENTS--8.9%
------------------------------------------------------------
 Undivided interest of 36.29% in joint
 repurchase agreement with DB Alex Brown
 LLC, 1.81%, dated 8/30/02, to be
 repurchased at $400,896,609 on 9/3/02,
 collateralized by U.S. Treasury Bonds,
 5.50%-6.125%, 8/15/28-8/15/29, with a
 value of $410,193,562 (Cost
 $145,455,000)
                            $145,455,000       $145,455,000
------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (Cost $1,671,376,913)             100.1%     1,637,392,344
------------------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS                       (0.1)        (2,399,339)
                             ------------------------------
 NET ASSETS                        100.0%    $1,634,993,005
                             ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      13
OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002
--------------------------------------------------------------------------------

=========================================================================
 ASSETS
-------------------------------------------------------------------------
 Investments, at value (cost $1,671,376,913)--
   see accompanying statement                             $
1,637,392,344
-------------------------------------------------------------------------

Cash
611,843
-------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest
sold                               716,433
 Interest and
dividends                                           649,612

Other
14,203

--------------
 Total assets
1,639,384,435

=========================================================================
 LIABILITIES
-------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest
redeemed                         2,079,475
 Transfer and shareholder servicing agent
fees                    812,090
 Distribution and service plan
fees                               642,356
 Trustees'
compensation
419,183
 Shareholder
reports                                              401,180

Other
37,146

--------------
 Total
liabilities
4,391,430

=========================================================================
 NET ASSETS
$1,634,993,005

==============

=========================================================================
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------
 Par value of shares of beneficial interest
$       68,521
-------------------------------------------------------------------------
 Additional paid-in capital
2,341,849,093
-------------------------------------------------------------------------
 Overdistributed net investment
income                           (402,691)
-------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions    (672,537,349)
-------------------------------------------------------------------------
 Net unrealized depreciation on
investments                   (33,984,569)

--------------
 NET ASSETS
$1,634,993,005

==============

                                                      14
OPPENHEIMER GROWTH FUND

================================================================================
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,173,027,251 and 48,489,125 shares of beneficial interest
outstanding)
$24.19
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering
price)                                  $25.67
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $317,725,011 and 13,937,727
shares of beneficial interest
outstanding)                                $22.80
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $75,228,794 and 3,245,756
shares of beneficial interest
outstanding)                                $23.18
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $2,242,739 and 93,476 shares
of beneficial interest
outstanding)                                       $23.99
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $66,769,210 and 2,754,559
shares of beneficial interest
outstanding)                                $24.24

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      15
OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002
--------------------------------------------------------------------------------

=========================================================================
 INVESTMENT INCOME
-------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $35,014)
$   7,920,000
-------------------------------------------------------------------------

Interest
7,455,844

-------------
 Total investment
income                                       15,375,844
=========================================================================
 EXPENSES
-------------------------------------------------------------------------
 Management
fees
12,880,111
-------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
3,313,032
 Class
B
4,141,613
 Class
C
931,561
 Class
N
8,087
-------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
4,947,368
 Class
B
1,465,583
 Class
C
328,649
 Class
N
5,563
 Class
Y
320,809
-------------------------------------------------------------------------
 Shareholder
reports                                            1,503,019
-------------------------------------------------------------------------
 Trustees'
compensation
121,287
-------------------------------------------------------------------------
 Custodian fees and
expenses                                       99,581
-------------------------------------------------------------------------

Other
93,018

-------------
 Total
expenses
30,159,281
 Less reduction to custodian
expenses                             (11,345)
 Less voluntary waiver of transfer and shareholder
   servicing agent fees--Class A, B, C and
N                     (131,324)
 Less voluntary waiver of transfer and shareholder
   servicing agent fees--Class
Y                                  (90,843)

-------------
 Net
expenses
29,925,769
=========================================================================
 NET INVESTMENT
LOSS                                          (14,549,925)
=========================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------
 Net realized gain (loss) on:

Investments
(315,329,422)
 Closing and expiration of option contracts
written               207,652

-------------
 Net realized
loss                                           (315,121,770)
-------------------------------------------------------------------------
 Net change in unrealized depreciation on
investments         (23,465,967)

-------------
 Net realized and unrealized
loss                            (338,587,737)
=========================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$(353,137,662)

=============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      16
OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED AUGUST 31,
2002             2001
===============================================================================
 OPERATIONS
-------------------------------------------------------------------------------
 Net investment income (loss)                   $
(14,549,925)  $    8,048,187
-------------------------------------------------------------------------------
 Net realized loss
(315,121,770)    (357,415,519)
-------------------------------------------------------------------------------
 Net change in unrealized depreciation
(23,465,967)  (1,979,523,397)

-------------------------------
 Net decrease in net assets resulting
    from operations
(353,137,662)  (2,328,890,729)
===============================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A
(7,204,260)            --
 Class B
--               --
 Class C
--               --
 Class N
(7,852)            --
 Class Y
(714,194)            --
-------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A
--       (169,073,487)
 Class B
--        (57,798,213)
 Class C
--        (10,658,043)
 Class N
--               --
 Class Y
--        (10,089,485)
===============================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest  transactions:
 Class A
(124,336,568)     154,610,675
 Class B
(92,299,250)      69,919,439
 Class C
(10,045,794)      36,664,993
 Class N
2,370,990          292,597
 Class Y
(6,698,416)       2,236,334
===============================================================================
 NET ASSETS
-------------------------------------------------------------------------------
 Total decrease
(592,073,006)  (2,312,785,919)
-------------------------------------------------------------------------------
 Beginning of period
2,227,066,011    4,539,851,930

-------------------------------
 End of period [including undistributed
 (overdistributed) net investment income
 of $(402,691) and $7,619,531, respectively]
$1,634,993,005   $2,227,066,011

===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      17
OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED AUGUST 31,
2002       2001       2000       1999       1998
=======================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 29.20
$ 62.31    $ 39.77    $ 31.54    $ 40.42
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.13)       .18       (.02)       .10        .73
 Net realized and unrealized gain (loss)          (4.74)
(30.05)     25.42      11.69      (5.05)

-------------------------------------------------------
 Total from investment operations                 (4.87)
(29.87)     25.40      11.79      (4.32)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.14)        --       (.03)      (.48)      (.66)
 Distributions from net realized gain
--      (3.24)     (2.83)     (3.08)     (3.90)

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.14)     (3.24)     (2.86)     (3.56)     (4.56)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $24.19
$29.20     $62.31     $39.77     $31.54

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (16.77)%
(49.87)%    67.10%     39.39%    (11.62)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $1,173,027
$1,553,066 $3,176,435 $1,730,087 $1,356,905
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $1,430,735
$2,149,795 $2,390,125 $1,620,201 $1,640,181
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)
(0.54)%     0.45%     (0.01)%     0.24%      1.90%
 Expenses
1.31%      1.06%      1.01%      1.05%      1.00%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      18
OPPENHEIMER GROWTH FUND

CLASS B        YEAR ENDED AUGUST 31,
2002       2001       2000       1999       1998
=======================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 27.60
$ 59.55    $ 38.37    $ 30.54    $ 39.34
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.54)      (.10)      (.21)      (.20)       .43
 Net realized and unrealized gain (loss)          (4.26)
(28.61)     24.22      11.32      (4.89)

-------------------------------------------------------
 Total from investment operations                 (4.80)
(28.71)     24.01      11.12      (4.46)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--         --         --       (.21)      (.44)
 Distributions from net realized gain
--      (3.24)     (2.83)     (3.08)     (3.90)

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
--      (3.24)     (2.83)     (3.29)     (4.34)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $22.80
$27.60     $59.55     $38.37     $30.54

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (17.39)%
(50.26)%    65.82%     38.27%    (12.32)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $317,725
$483,298   $996,000   $445,629   $330,442
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $415,965
$692,159   $676,485   $410,058   $353,574
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)
(1.30)%    (0.31)%    (0.78)%    (0.58)%     1.08%
 Expenses
2.08%      1.83%      1.78%      1.86%      1.81%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      19
OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C        YEAR ENDED AUGUST 31,
2002       2001       2000       1999       1998
========================================================================================================

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 28.06
$ 60.48    $ 38.92    $ 30.93    $ 39.87
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.43)      (.04)      (.09)      (.20)       .46
 Net realized and unrealized gain (loss)          (4.45)
(29.14)     24.48      11.47      (4.99)

--------------------------------------------------------
 Total from investment operations                 (4.88)
(29.18)     24.39      11.27      (4.53)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--         --         --       (.21)      (.51)
 Distributions from net realized gain
--      (3.24)     (2.83)     (3.07)     (3.90)

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
--      (3.24)     (2.83)     (3.28)     (4.41)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $23.18
$28.06     $60.48     $38.92     $30.93

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (17.39)%
(50.26)%    65.87%     38.28%    (12.33)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $75,229
$102,144   $176,150    $57,970    $44,377
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $93,082
$133,823   $103,076    $53,501    $43,817
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)
(1.31)%    (0.32)%    (0.77)%    (0.58)%     1.06%
 Expenses
2.08%      1.84%      1.78%      1.86%      1.81%(3)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      20
OPPENHEIMER GROWTH FUND

CLASS N        YEAR ENDED AUGUST
31,                         2002       2001(1)
================================================================================
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                     $
29.13      $ 35.39
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)                                (.13)(2)     (.01)
 Net realized and unrealized loss
(4.78)(2)    (6.25)

---------------------------------
 Total from investment operations
(4.91)       (6.26)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                        (.23)          --
 Distributions from net realized
gain                          --           --

---------------------------------
 Total dividends and/or distributions to
shareholders        (.23)          --
--------------------------------------------------------------------------------
 Net asset value, end of period
$23.99       $29.13

=================================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)
(17.00)%     (17.69)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$2,243         $274
--------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,623         $ 70
--------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss
(0.90)%      (0.33)%

Expenses
1.57%        1.40%
--------------------------------------------------------------------------------
 Portfolio turnover
rate                                       60%          92%

1. For the period from March 1, 2001 (inception of
offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares
outstanding during
the period.

3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                      21
OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y        YEAR ENDED AUGUST 31,
2002       2001       2000       1999       1998
=======================================================================================================

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 29.27
$ 62.33    $ 39.76    $ 31.54    $ 40.43
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.06)       .28        .16        .18        .87
 Net realized and unrealized gain (loss)          (4.73)
(30.10)     25.37      11.69      (5.09)

-------------------------------------------------------
 Total from investment operations                 (4.79)
(29.82)     25.53      11.87      (4.22)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.24)        --       (.13)      (.58)      (.77)
 Distributions from net realized gain
--      (3.24)     (2.83)     (3.07)     (3.90)

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
(.24)     (3.24)     (2.96)     (3.65)     (4.67)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $24.24
$29.27     $62.33     $39.76     $31.54

========================================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             (16.50)%
(49.77)%    67.56%     39.74%    (11.38)%
-------------------------------------------------------------------------------------------------------

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $66,769   $
88,284   $191,267   $ 93,936   $132,146
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $81,127
$124,168   $134,650   $116,615   $135,098
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)
(0.25)%     0.67%      0.27%      0.65%      2.16%
 Expenses
1.13%      0.86%      0.73%      0.80%      0.71%(3)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses
1.02%      0.86%      0.73%      0.80%      0.71%
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
60%        92%        49%       106%        34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                      22
OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Growth Fund (the Fund) is registered under the
Investment Company
Act of 1940, as amended, as an open-end management
investment company. The
Fund's investment objective is to seek capital
appreciation. The Fund's
investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
A shares are sold at their offering price, which is
normally net asset value
plus a front-end sales charge. Class B, Class C and Class N
shares are sold
without a front-end sales charge but may be subject to a
contingent deferred
sales charge (CDSC). Class N shares are sold only through
retirement plans.
Retirement plans that offer Class N shares may impose
charges on those
accounts. Class Y shares are sold to certain institutional
investors without
either a front-end sales charge or a CDSC. All classes of
shares have identical
rights and voting privileges. Earnings, net assets and net
asset value per
share may differ by minor amounts due to each class having
its own expenses
directly attributable to that class. Classes A, B, C and N
have separate
distribution and/or service plans. No such plan has been
adopted for Class Y
shares. Class B shares will automatically convert to Class
A shares six years
after the date of purchase.

   The following is a summary of significant accounting
policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on
National Stock Exchanges
or other domestic or foreign exchanges are valued based on
the last sale price
of the security traded on that exchange prior to the time
when the Fund's
assets are valued. In the absence of a sale, the security
is valued at the last
sale price on the prior trading day, if it is within the
spread of the closing
bid and asked prices, and if not, at the closing bid price.
Securities
(including restricted securities) for which quotations are
not readily
available are valued primarily using dealer-supplied
valuations, a portfolio
pricing service authorized by the Board of Trustees, or at
their fair value.
Fair value is determined in good faith under consistently
applied procedures
under the supervision of the Board of Trustees. Short-term
"money market type"
debt securities with remaining maturities of sixty days or
less are valued at
amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the
Fund are maintained
in U.S. dollars. Prices of securities denominated in
foreign currencies are
translated into U.S. dollars at the closing rates of
exchange. Amounts related
to the purchase and sale of foreign securities and
investment income are
translated at the rates of exchange prevailing on the
respective dates of such
transactions.

   The effect of changes in foreign currency exchange rates
on investments is
separately identified from the fluctuations arising from
changes in market
values of securities held and reported with all other
foreign currency gains
and losses in the Fund's Statement of Operations.

                                                      23
OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. The Fund, along with other
affiliated funds of the
Manager, may transfer uninvested cash balances into one or
more joint
repurchase agreement accounts. These balances are invested
in one or more
repurchase agreements, secured by U.S. government
securities. Securities
pledged as collateral for repurchase agreements are held by
a custodian bank
until the agreements mature. Each agreement requires that
the market value of
the collateral be sufficient to cover payments of interest
and principal;
however, in the event of default by the other party to the
agreement, retention
of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income,
expenses (other than
those attributable to a specific class), gains and losses
are allocated daily
to each class of shares based upon the relative proportion
of net assets
represented by such class. Operating expenses directly
attributable to a
specific class are charged against the operations of that
class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with
provisions of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income, including any net
realized gain on
investments not offset by capital loss carryforwards, if
any, to shareholders.
Therefore, no federal income or excise tax provision is
required.

   As of August 31, 2002, the Fund had approximately
$229,706,000 of
post-October losses available to offset future capital
gains, if any. Such
losses, if unutilized, will expire in 2011.

As of August 31, 2002, the Fund had available for federal
income tax purposes
unused capital loss carryforwards as follows:

                              EXPIRING
                             ------------------------
                             2009        $ 50,983,636
                             2010         391,696,099
                                         ------------
                             Total       $442,679,735
                                         ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded
retirement plan for
the Fund's independent trustees. Benefits are based on
years of service and
fees paid to each trustee during the years of service.
During the year ended
August 31, 2002, the Fund's projected benefit obligations
were increased by
$55,263 and payments of $12,454 were made to retired
trustees, resulting in an
accumulated liability of $402,757 as of August 31, 2002.

   The Board of Trustees has adopted a deferred
compensation plan for
independent trustees that enables trustees to elect to
defer receipt of all or
a portion of annual compensation they are entitled to
receive from the Fund.
Under the plan, the compensation deferred is periodically
adjusted as though an
equivalent amount had been invested for the Board of
Trustees in shares of one
or more Oppenheimer funds selected by the trustee. The
amount paid to the Board
of Trustees under the plan will be determined based upon
the performance of the
selected funds. Deferral of trustees' fees under the plan
will not affect the
net assets of the Fund, and will not materially affect the
Fund's assets,
liabilities or net investment income per share.

                                                      24
OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
shareholders, which are determined in accordance with
income tax regulations,
are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS. Net investment
income (loss) and net realized gain (loss) may differ for
financial statement
and tax purposes. The character of dividends and
distributions made during the
fiscal year from net investment income or net realized
gains may differ from
their ultimate characterization for federal income tax
purposes. Also, due to
timing of dividends and distributions, the fiscal year in
which amounts are
distributed may differ from the fiscal year in which the
income or net realized
gain was recorded by the Fund.

   The Fund adjusts the classification of distributions to
shareholders to
reflect the differences between financial statement amounts
and distributions
determined in accordance with income tax regulations.
Accordingly, during the
year ended August 31, 2002, amounts have been reclassified
to reflect a
decrease in paid-in capital of $14,454,009. Overdistributed
net investment
income was decreased by the same amount. Net assets of the
Fund were unaffected
by the reclassifications.

 The tax character of distributions paid during the years
ended August 31, 2002
and August 31, 2001 was as follows:

                                                 YEAR
ENDED       YEAR ENDED
                                            AUGUST 31,
2002  AUGUST 31, 2001

-----------------------------------------------------------
                 Distributions paid from:
                 Ordinary income
$7,926,306     $ 96,345,987
                 Long-term capital gain
--      151,273,241
                 Return of capital
--               --

---------------------------
                 Total
$7,926,306     $247,619,228

===========================

As of August 31, 2002, the components of distributable
earnings on a tax basis
were as follows:

                 Overdistributed net
                    investment income         $    (402,691)
                 Accumulated net realized loss (672,537,349)
                 Net unrealized depreciation    (33,984,569)
                                              -------------
                 Total                        $(706,924,609)
                                              =============

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
ex-dividend notification in the case of certain foreign
dividends where the
ex-dividend date may have passed. Non-cash dividends
included in dividend
income, if any, are recorded at the fair market value of
the securities
received. Interest income, which includes accretion of
discount and
amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded
on the trade date.
Realized gains and losses on securities sold are determined
on the basis of
identified cost.

                                                      25
OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in
conformity with accounting
principles generally accepted in the United States of
America requires
management to make estimates and assumptions that affect
the reported amounts
of assets and liabilities and disclosure of contingent
assets and liabilities
at the date of the financial statements and the reported
amounts of income and
expenses during the reporting period. Actual results could
differ from those
estimates.

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par
value shares of
beneficial interest. Transactions in shares of beneficial
interest were as
follows:

                           YEAR ENDED AUGUST 31, 2002
YEAR ENDED AUGUST 31, 2001(1)
                                SHARES
AMOUNT           SHARES          AMOUNT
---------------------------------------------------------------------------------------

 CLASS A
 Sold                        6,933,882  $ 195,310,273
10,569,340  $ 434,907,471
 Dividends and/or
 distributions reinvested      229,470
6,758,016        3,414,802    158,822,473
 Redeemed                  (11,867,029)  (326,404,857)
(11,769,825)  (439,119,269)

------------------------------------------------------------
 Net increase (decrease)    (4,703,677)
$(124,336,568)       2,214,317  $ 154,610,675

============================================================
---------------------------------------------------------------------------------------
 CLASS B
 Sold                        2,659,840  $
70,453,666        5,557,121  $ 229,365,850
 Dividends and/or
 distributions reinvested           --
--        1,227,686     54,263,720
 Redeemed                   (6,235,475)  (162,752,916)
(5,997,793)  (213,710,131)

------------------------------------------------------------
 Net increase (decrease)    (3,575,635) $
(92,299,250)         787,014  $  69,919,439

============================================================
---------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,099,282  $
29,093,790        1,717,522   $ 69,151,022
 Dividends and/or
 distributions reinvested           --
--          217,183      9,762,405
 Redeemed                   (1,493,796)   (39,139,584)
(1,207,014)   (42,248,434)

------------------------------------------------------------
 Net increase (decrease)      (394,514) $
(10,045,794)         727,691  $  36,664,993

============================================================
---------------------------------------------------------------------------------------
 CLASS N
 Sold                          140,675  $
3,970,419            9,401  $     292,765
 Dividends and/or
 distributions reinvested          268
7,845               --             --
 Redeemed                      (56,863)
(1,607,274)              (5)          (168)

------------------------------------------------------------
 Net increase (decrease)        84,080  $
2,370,990            9,396  $     292,597

============================================================
---------------------------------------------------------------------------------------
 CLASS Y
 Sold                          877,421  $
24,490,320        1,574,830  $$ 65,369,945
 Dividends and/or
 distributions reinvested       24,235
713,722          216,565     10,076,798
 Redeemed                   (1,162,874)   (31,902,458)
(1,844,136)   (73,210,409)

------------------------------------------------------------
 Net increase (decrease)      (261,218) $
(6,698,416)         (52,741) $   2,236,334

============================================================

 1. For the year ended August 31, 2001, for Class A, B, C
and Y shares and for
 the period from March 1, 2001 (inception of offering) to
August 31, 2001, for
 Class N shares.

                                                      26
OPPENHEIMER GROWTH FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of
securities, other
than short-term obligations, for the year ended August 31,
2002, were
$999,741,770 and $1,084,966,491, respectively.

As of August 31, 2002, unrealized appreciation
(depreciation) based on cost of
securities for federal income tax purposes of
$1,671,528,206 was composed of:

            Gross unrealized appreciation        $
153,121,143
            Gross unrealized depreciation
(187,257,005)

-------------
            Net unrealized depreciation          $
(34,135,862)

=============

The difference between book-basis and tax-basis unrealized
appreciation and
depreciation, if applicable, is attributable primarily to
the tax deferral of
losses on wash sales, or return of capital dividends, and
the realization for
tax purposes of unrealized gain (loss) on certain futures
contracts,
investments in passive foreign investment companies, and
forward foreign
currency exchange contracts.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were
in accordance with
the investment advisory agreement with the Fund which
provides for a fee of
0.75% of the first $200 million of average annual net
assets of the Fund, 0.72%
of the next $200 million, 0.69% of the next $200 million,
0.66% of the next
$200 million, 0.60% of the next $700 million, 0.58% of the
next $1.0 billion,
0.56% of the next $2.0 billion, and 0.54% of the average
annual net assets in
excess of $4.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the Manager,
acts as the transfer and shareholder servicing agent for
the Fund. The Fund pays
OFS a $19.75 per account fee.

   Additionally, Class Y shares are subject to minimum fees
of $5,000 for
assets of less than $10 million and $10,000 for assets of
$10 million or more.
The Class Y shares are subject to the minimum fees in the
event that the per
account fee does not equal or exceed the applicable minimum
fees. OFS may
voluntarily waive the minimum fees.

   OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
fees up to an annual rate of 0.25% of average net assets of
Class Y shares and
for all other classes, up to an annual rate of 0.35% of
average net assets of
each class. This undertaking may be amended or withdrawn at
any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its
General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous
public offering of
the different classes of shares of the Fund.

                                                      27
OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

The compensation paid to (or retained by) the Distributor
from the sale of
shares or on the redemption of shares is shown in the table
below for the period
indicated.

                   AGGREGATE        CLASS A
CONCESSIONS    CONCESSIONS    CONCESSIONS    CONCESSIONS
                   FRONT-END      FRONT-END       ON CLASS
A     ON CLASS B     ON CLASS C     ON CLASS N
               SALES CHARGES  SALES CHARGES
SHARES         SHARES         SHARES         SHARES
                  ON CLASS A    RETAINED BY      ADVANCED
BY    ADVANCED BY    ADVANCED BY    ADVANCED BY
YEAR ENDED            SHARES    DISTRIBUTOR
DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1) DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------

August 31, 2002   $2,350,474       $668,545
$204,213     $2,130,360       $174,319        $31,178

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class
N shares from its
 own resources at the time of sale.

                           CLASS A        CLASS B
CLASS C        CLASS N
                        CONTINGENT     CONTINGENT
CONTINGENT     CONTINGENT
                          DEFERRED       DEFERRED
DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES
CHARGES  SALES CHARGES
                       RETAINED BY    RETAINED BY
RETAINED BY    RETAINED BY
YEAR ENDED             DISTRIBUTOR    DISTRIBUTOR
DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
August 31, 2002            $21,386     $1,099,479
$22,633           $249

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class
A Shares. It reimburses the Distributor for a portion of
its costs incurred for
services provided to accounts that hold Class A shares.
Reimbursement is made
quarterly at an annual rate of up to 0.25% of the average
annual net assets of
Class A shares of the Fund. For the year ended August 31,
2002 , payments under
the Class A Plan totaled $3,313,032, all of which were paid
by the Distributor
to recipients, and included $156,580 paid to an affiliate
of the Manager. Any
unreimbursed expenses the Distributor incurs with respect
to Class A shares in
any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND
CLASS N SHARES. The
Fund has adopted Distribution and Service Plans for Class
B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an
annual asset-based
sales charge of 0.75% per year on Class B shares and on
Class C shares and the
Fund pays the Distributor an annual asset-based sales
charge of 0.25% per year
on Class N shares. The Distributor also receives a service
fee of 0.25% per
year under each plan.

Distribution fees paid to the Distributor for the year
ended August 31, 2002,
were as follows:

DISTRIBUTOR'S

DISTRIBUTOR'S      AGGREGATE

AGGREGATE   UNREIMBURSED

UNREIMBURSED  EXPENSES AS %
                 TOTAL PAYMENTS AMOUNT RETAINED
EXPENSES  OF NET ASSETS
                     UNDER PLAN  BY DISTRIBUTOR     UNDER
PLAN       OF CLASS
-----------------------------------------------------------------------------
 Class B Plan        $4,141,613      $3,277,861
$11,192,681           3.52%
 Class C Plan           931,561         193,657
1,590,674           2.11
 Class N Plan             8,087           8,000
56,842           2.53

================================================================================
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write
put and covered call
options on portfolio securities in order to produce
incremental earnings or
protect against changes in the value of portfolio
securities.

                                                      28
OPPENHEIMER GROWTH FUND

   The Fund generally purchases put options or writes
covered call options to
hedge against adverse movements in the value of portfolio
holdings. When an
option is written, the Fund receives a premium and becomes
obligated to sell or
purchase the underlying security at a fixed price, upon
exercise of the option.

   Options are valued daily based upon the last sale price
on the principal
exchange on which the option is traded and unrealized
appreciation or
depreciation is recorded. The Fund will realize a gain or
loss upon the
expiration or closing of the option transaction. When an
option is exercised,
the proceeds on sales for a written call option, the
purchase cost for a
written put option, or the cost of the security for a
purchased put or call
option is adjusted by the amount of premium received or
paid.

   Securities designated to cover outstanding call options
are noted in the
Statement of Investments where applicable. Shares subject
to call, expiration
date, exercise price, premium received and market value are
detailed in a note
to the Statement of Investments. Options written are
reported as a liability in
the Statement of Assets and Liabilities. Realized gains and
losses are reported
in the Statement of Operations.

   The risk in writing a call option is that the Fund gives
up the opportunity
for profit if the market price of the security increases
and the option is
exercised. The risk in writing a put option is that the
Fund may incur a loss
if the market price of the security decreases and the
option is exercised. The
risk in buying an option is that the Fund pays a premium
whether or not the
option is exercised. The Fund also has the additional risk
of not being able to
enter into a closing transaction if a liquid secondary
market does not exist.

Written option activity for the year ended August 31, 2002
was as follows:

CALL OPTIONS

----------------------------
                                           NUMBER
OF         AMOUNT OF

CONTRACTS          PREMIUMS

------------------------------------------------------
                 Options outstanding as of
                 August 31, 2001
--         $     --
                 Options written
1,750           207,652
                 Options closed or expired
(1,750)         (207,652)

------------------------
                 Options outstanding as of
                 August 31, 2002
--         $     --

========================

================================================================================
 6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency
purposes including,
without limitation, funding of shareholder redemptions
provided asset coverage
for borrowings exceeds 300%. The Fund has entered into an
agreement which
enables it to participate with other Oppenheimer funds in
an unsecured line of
credit with a bank, which permits borrowings up to $400
million, collectively.
Interest is charged to each fund, based on its borrowings,
at a rate equal to
the Federal Funds Rate plus 0.45%. Borrowings are payable
within 30 days after
such loan is executed. The Fund also pays a commitment fee
equal to its pro rata
share of the average unutilized amount of the credit
facility at a rate of 0.08%
per annum.

   The Fund had no borrowings outstanding during the year
ended or at August 31, 2002.

STATEMENT OF INVESTMENTS  February
28, 2003 / Unaudited

Market Value

Shares                         See Note 1
-------------------------------------------------------------------------------------------------

 Common Stocks--85.8%
-------------------------------------------------------------------------------------------------
 Consumer Discretionary--19.1%
-------------------------------------------------------------------------------------------------
 Automobiles--4.5%
 Harley-Davidson, Inc.
1,560,000                  $      61,760,400
-------------------------------------------------------------------------------------------------
 Multiline Retail--8.7%
 Costco Wholesale
 Corp. 1
1,550,000                         47,306,000
-------------------------------------------------------------------------------------------------
 Kohl's Corp. 1
1,454,500                         71,125,050

-----------------

118,431,050

-------------------------------------------------------------------------------------------------
 Specialty Retail--5.9%
 Bed Bath &
 Beyond, Inc. 1
2,445,000                         80,782,800
-------------------------------------------------------------------------------------------------
 Consumer Staples--2.7%
-------------------------------------------------------------------------------------------------
 Food & Drug Retailing--2.7%
 Walgreen Co.
1,300,000                         36,582,000
-------------------------------------------------------------------------------------------------
 Financials--14.3%
-------------------------------------------------------------------------------------------------
 Diversified Financials--8.9%
 Freddie Mac
441,400                         24,122,510
-------------------------------------------------------------------------------------------------
 SLM Corp.
900,000                         98,055,000

-----------------

122,177,510

-------------------------------------------------------------------------------------------------
 Insurance--5.4%
 AMBAC Financial
 Group, Inc.
715,600                         34,957,060
-------------------------------------------------------------------------------------------------
 MBIA, Inc.
1,001,600                         38,191,008

-----------------

73,148,068

-------------------------------------------------------------------------------------------------
 Health Care--32.8%
-------------------------------------------------------------------------------------------------
 Biotechnology--8.3%
 Amgen, Inc. 1
1,250,000                         68,300,000
-------------------------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1
1,350,000                         45,900,000

-----------------

114,200,000

-------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--14.8%
 Biomet, Inc.
1,037,100                         31,351,533
-------------------------------------------------------------------------------------------------
 Medtronic, Inc.
975,000                         43,582,500
-------------------------------------------------------------------------------------------------
 Stryker Corp.
1,277,500                         83,293,000
-------------------------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1
863,000                         43,624,650

-----------------

201,851,683

Market Value

Shares                         See Note 1
-------------------------------------------------------------------------------------------------
 Health Care Providers & Services--3.8%
 Lincare Holdings, Inc. 1
1,754,200                  $      52,450,580
-------------------------------------------------------------------------------------------------
 Pharmaceuticals--5.9%
 Forest Laboratories,
 Inc. 1
950,000                         47,310,000
-------------------------------------------------------------------------------------------------
 Johnson & Johnson
500,000                         26,225,000
-------------------------------------------------------------------------------------------------
 Pfizer, Inc.
250,000                          7,455,000

-----------------

80,990,000

-------------------------------------------------------------------------------------------------
 Industrials--0.7%
-------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--0.7%
 Concord EFS, Inc. 1
910,000                         10,101,000
-------------------------------------------------------------------------------------------------
 Information Technology--16.2%
-------------------------------------------------------------------------------------------------
 Computers & Peripherals--6.1%
 Dell Computer Corp. 1
2,300,000                         62,008,000
-------------------------------------------------------------------------------------------------
 International Business
 Machines Corp.
280,000                         21,826,000

-----------------

83,834,000

-------------------------------------------------------------------------------------------------
 Software--10.1%
 Microsoft Corp.
3,000,000                         71,100,000
-------------------------------------------------------------------------------------------------
 Oracle Corp. 1
2,500,000                         29,900,000
-------------------------------------------------------------------------------------------------
 Symantec Corp. 1
900,000                         36,450,000

-----------------

137,450,000

-----------------
 Total Common Stocks
 (Cost
$1,168,709,073)
1,173,759,091

-------------------------------------------------------------------------------------------------
 Other Securities--3.1%
 Nasdaq-100 Unit
 Investment Trust 1
 (Cost $41,417,126)
1,700,000                         42,789,000

Principal

Amount
-------------------------------------------------------------------------------------------------
 Short-Term Notes--2.9%
 Crown Point Capital Co.,
 1.29%, 3/3/03
 (Cost $39,997,133)                            $
40,000,000                         39,997,133

8 | OPPENHEIMER GROWTH FUND

Principal                       Market Value

Amount                         See Note 1
---------------------------------------------------------------------------------------------------

 Joint Repurchase Agreements--8.3%
---------------------------------------------------------------------------------------------------
 Undivided interest of 29.98% in joint repurchase
 agreement (Market Value $378,392,000) with Banc
 One Capital Markets, Inc., 1.31%, dated 2/28/03,
 to be repurchased at $113,462,385 on 3/3/03,
 collateralized by U.S. Treasury Nts., 3%--5.625%,
 8/31/03--5/15/08, with a value of $346,658,393 and
 U.S. Treasury Bonds, 3.625%, 3/31/04, with a
 value of $39,549,064
 (Cost $113,450,000)                         $
113,450,000                   $    113,450,000

Market Value

See Note 1
---------------------------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $1,363,573,332)
100.1%                  $  1,369,995,224
---------------------------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets
(0.1)                        (1,952,983)

------------------------------------------------------

 Net Assets
100.0%                  $  1,368,042,241

======================================================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

9 | OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 February 28, 2003
--------------------------------------------------------------------------------

 Assets
 Investments, at value (cost $1,363,573,332)--
 see accompanying
statement
$1,369,995,224
--------------------------------------------------------------------------------

Cash
652,729
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
37,615,470
 Shares of beneficial interest
sold                                     863,238
 Interest and
dividends
575,524

Other
21,601

---------------
 Total
assets
1,409,723,786

--------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments
purchased
36,934,910
 Shares of beneficial interest
redeemed                               2,500,813
 Shareholder
reports
807,644
 Distribution and service plan
fees                                     526,888
 Trustees'
compensation
419,422
 Transfer and shareholder servicing agent
fees                          370,127

Other
121,741

---------------
 Total
liabilities
41,681,545
--------------------------------------------------------------------------------
 Net
Assets
$1,368,042,241

===============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial
interest                      $       64,384
--------------------------------------------------------------------------------
 Additional paid-in
capital                                       2,250,383,147
--------------------------------------------------------------------------------
 Overdistributed net investment
income                               (7,257,643)
--------------------------------------------------------------------------------
 Accumulated net realized loss on
 investment
transactions
(881,569,539)
--------------------------------------------------------------------------------
 Net unrealized appreciation on
investments                           6,421,892

---------------
 Net
Assets
$1,368,042,241

===============

10  | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $990,416,916 and
 45,958,151 shares of beneficial interest
outstanding)                   $21.55
 Maximum offering price per share
 (net asset value plus sales charge of
 5.75% of offering
price)                                                $22.86
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net assets
 of $251,887,306 and 12,454,099 shares of beneficial
 interest
outstanding)
$20.23
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net assets
 of $64,895,880 and 3,155,970 shares of beneficial
 interest
outstanding)
$20.56
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net assets
 of $4,814,691 and 222,875 shares of beneficial
 interest
outstanding)
$21.60
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of $56,027,448
 and 2,593,065 shares of beneficial interest
outstanding)                $21.61

 See accompanying Notes to Financial Statements.

11  | OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended February 28, 2003
----------------------------------------------------------------------------------------------------------

 Investment Income

Dividends
$   2,500,214
----------------------------------------------------------------------------------------------------------

Interest
1,661,643

----------------
 Total investment
income
4,161,857

----------------------------------------------------------------------------------------------------------
 Expenses
 Management
fees
4,929,438
----------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
1,258,843
 Class
B
1,425,624
 Class
C
353,179
 Class
N
8,427
----------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
1,315,347
 Class
B
820,967
 Class
C
171,393
 Class
Y
151,643
----------------------------------------------------------------------------------------------------------
 Shareholder
reports
883,313
----------------------------------------------------------------------------------------------------------
 Trustees'
compensation
46,352
----------------------------------------------------------------------------------------------------------
 Custodian fees and
expenses
27,579
----------------------------------------------------------------------------------------------------------

Other
114,444

----------------
 Total
expenses
11,506,549
 Less reduction to custodian
expenses
(9,014)
 Less voluntary waiver of transfer and shareholder
servicing agent fees--Class A                   (239)
 Less voluntary waiver of transfer and shareholder
servicing agent fees--Class B               (380,459)
 Less voluntary waiver of transfer and shareholder
servicing agent fees--Class C                (61,124)
 Less voluntary waiver of transfer and shareholder
servicing agent fees--Class Y                (38,904)

----------------
 Net
expenses
11,016,809

----------------------------------------------------------------------------------------------------------
 Net Investment
Loss
(6,854,952)

----------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on
investments
(209,032,190)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on
investments
40,406,461

----------------
 Net realized and unrealized
loss
(168,625,729)

----------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations
$(175,480,681)

================

 See accompanying Notes to Financial Statements.

12 | OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months                         Year

Ended                        Ended

February 28, 2003                   August 31,

(Unaudited)                         2002
------------------------------------------------------------------------------------------------------------
 Operations

 Net investment
loss                                          $
(6,854,952)              $  (14,549,925)
------------------------------------------------------------------------------------------------------------
 Net realized
loss
(209,032,190)                (315,121,770)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation)             40,406,461
(23,465,967)

----------------------------------------------
 Net decrease in net assets resulting from
operations           (175,480,681)
(353,137,662)

------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class
A
--                   (7,204,260)
 Class
B
--                           --
 Class
C
--                           --
 Class
N
--                       (7,852)
 Class
Y
--                     (714,194)

------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class
A
(57,141,361)                (124,336,568)
 Class
B
(31,779,835)                 (92,299,250)
 Class
C
(1,822,194)                 (10,045,794)
 Class
N
2,986,835                    2,370,990
 Class
Y
(3,713,528)                  (6,698,416)

------------------------------------------------------------------------------------------------------------
 Net Assets
 Total
decrease
(266,950,764)                (592,073,006)
------------------------------------------------------------------------------------------------------------
 Beginning of
period
1,634,993,005                2,227,066,011

----------------------------------------------
 End of period [including overdistributed net investment
 income of $7,257,643 and $402,691,
respectively]             $1,368,042,241
$1,634,993,005

==============================================

 See accompanying Notes to Financial Statements.

13 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                   Six
Months
Year

Ended
Ended
                                            February 28,
2003
August 31,
Class A
(Unaudited)         2002        2001        2000
1999        1998
-----------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                 $
24.19      $ 29.20     $ 62.31     $ 39.77     $ 31.54
$ 40.42
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.07)        (.13)        .18        (.02)
..10         .73
 Net realized and unrealized gain (loss)
(2.57)       (4.74)     (30.05)      25.42
11.69       (5.05)

--------------------------------------------------------------------------
 Total from investment operations
(2.64)       (4.87)     (29.87)      25.40
11.79       (4.32)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--         (.14)         --        (.03)       (.48)
(.66)
 Distributions from net realized gain
--           --       (3.24)      (2.83)      (3.08)
(3.90)

--------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
--         (.14)      (3.24)      (2.86)      (3.56)
(4.56)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$21.55       $24.19      $29.20      $62.31
$39.77      $31.54

==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(10.91)%     (16.77)%    (49.87)%     67.10%
39.39%     (11.62)%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)                                    $
990,417   $1,173,027  $1,553,066  $3,176,435  $1,730,087
$1,356,905
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,092,267   $1,430,735  $2,149,795  $2,390,125
$1,620,201  $1,640,181
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)
(0.72)%      (0.54)%      0.45%      (0.01)%
0.24%       1.90%
 Expenses
1.27%        1.31%       1.06%       1.01%
1.05%       1.00% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses
1.27% 4      1.31%       1.06%       1.01%
1.05%       1.00%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
37%          60%         92%         49%
106%         34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.

14 | OPPENHEIMER GROWTH FUND

                                                Six
Months
Year

Ended
Ended
                                         February 28,
2003
August 31,
 Class B
(Unaudited)         2002        2001        2000
1999        1998
---------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period              $
22.80      $ 27.60     $ 59.55     $ 38.37     $ 30.54
$ 39.34
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.29)        (.54)       (.10)       (.21)
(.20)        .43
 Net realized and unrealized gain (loss)
(2.28)       (4.26)     (28.61)      24.22
11.32       (4.89)

-------------------------------------------------------------------------
 Total from investment operations
(2.57)       (4.80)     (28.71)      24.01
11.12       (4.46)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--           --          --          --        (.21)
(.44)
 Distributions from net realized gain
--           --       (3.24)      (2.83)      (3.08)
(3.90)

-------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
--           --       (3.24)      (2.83)      (3.29)
(4.34)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$20.23       $22.80      $27.60      $59.55
$38.37      $30.54

=========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(11.27)%     (17.39)%    (50.26)%     65.82%
38.27%     (12.32)%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)
$251,887     $317,725    $483,298    $996,000
$445,629    $330,442
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$287,195     $415,965    $692,159    $676,485
$410,058    $353,574
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)
(1.55)%      (1.30)%     (0.31)%     (0.78)%
(0.58)%      1.08%
 Expenses
2.38%        2.08%       1.83%       1.78%
1.86%       1.81% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses
2.11%        2.08%       1.83%       1.78%
1.86%       1.81%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
37%          60%         92%         49%
106%         34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year. less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                Six
Months
Year

Ended
Ended
                                         February 28,
2003
August 31,
 Class C
(Unaudited)         2002        2001        2000
1999           1998
------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period              $
23.18      $ 28.06     $ 60.48     $ 38.92      $
30.93        $ 39.87
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.19)        (.43)       (.04)       (.09)
(.20)           .46
 Net realized and unrealized gain (loss)
(2.43)       (4.45)     (29.14)      24.48
11.47          (4.99)

----------------------------------------------------------------------------
 Total from investment operations
(2.62)       (4.88)     (29.18)      24.39
11.27          (4.53)
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--           --          --          --
(.21)          (.51)
 Distributions from net realized gain
--           --       (3.24)      (2.83)
(3.07)         (3.90)

----------------------------------------------------------------------------
 Total dividends and/or
distributions
 to shareholders
--           --       (3.24)      (2.83)
(3.28)         (4.41)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$20.56       $23.18      $28.06      $60.48
$38.92         $30.93

============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(11.30)%     (17.39)%    (50.26)%     65.87%
38.28%        (12.33)%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$64,896      $75,229    $102,144    $176,150
$57,970        $44,377
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$71,164      $93,082    $133,823    $103,076
$53,501        $43,817
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)
(1.56)%      (1.31)%     (0.32)%     (0.77)%
(0.58)%         1.06%
 Expenses
2.29%        2.08%       1.84%       1.78%
1.86%          1.81% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses
2.12%        2.08%       1.84%       1.78%
1.86%          1.81%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
37%          60%         92%         49%
106%            34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER GROWTH FUND

Six Months                                          Year

Ended                                         Ended

February 28, 2003                                    August
31,
 Class
N
(Unaudited)                   2002                 2001 1
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                             $23.99
$29.13                 $35.39
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)
..08                   (.13) 2                (.01)
 Net realized and unrealized
loss
(2.47)                 (4.78) 2               (6.25)

-------------------------------------------------------
 Total from investment
operations
(2.39)                 (4.91)                 (6.26)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                                 --
(.23)                    --
 Distributions from net realized
gain                                 --
--                     --

-------------------------------------------------------
 Total dividends and/or distributions to
shareholders                 --
(.23)                    --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period
$21.60                 $23.99                 $29.13

=======================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
3                                (9.96)%
(17.00)%               (17.69)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)                         $4,815
$2,243                   $274
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)
$3,413                 $1,623                   $ 70
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income
(loss)
0.83%                 (0.90)%                (0.33)%

Expenses
1.30%                  1.57%                  1.40%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate
37%                    60%                    92%

1. For the period from March 1, 2001 (inception of
offering) to August 31, 2001.
2. Per share amounts calculated based on the average shares
outstanding during
the period.
3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                Six
Months
Year

Ended
Ended
                                         February 28,
2003
August 31,
 Class Y
(Unaudited)        2002         2001        2000
1999       1998
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period              $
24.24     $ 29.27      $ 62.33     $ 39.76     $ 31.54    $
40.43
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.06)       (.06)         .28         .16
..18        .87
 Net realized and unrealized gain (loss)
(2.57)      (4.73)      (30.10)      25.37       11.69
(5.09)

----------------------------------------------------------------------
 Total from investment operations
(2.63)      (4.79)      (29.82)      25.53       11.87
(4.22)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--        (.24)          --        (.13)       (.58)
(.77)
 Distributions from net realized gain
--          --        (3.24)      (2.83)      (3.07)
(3.90)

-------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders
--        (.24)       (3.24)      (2.96)      (3.65)
(4.67)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$21.61      $24.24       $29.27      $62.33      $39.76
$31.54

======================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1
(10.85)%    (16.50)%     (49.77)%     67.56%      39.74%
(11.38)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)
$56,027     $66,769     $ 88,284    $191,267    $ 93,936
$132,146
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$62,727     $81,127     $124,168    $134,650    $116,615
$135,098
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)
(0.61)%     (0.25)%       0.67%       0.27%
0.65%      2.16%
 Expenses
1.29%       1.13%        0.86%       0.73%       0.80%
0.71% 3
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses
1.16%       1.02%        0.86%       0.73%       0.80%
0.71%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
37%         60%          92%         49%        106%
34%

1. Assumes an investment on the business day before the
first day of the fiscal
period, with all dividends and distributions reinvested in
additional shares on
the reinvestment date, and redemption at the net asset
value calculated on the
last business day of the fiscal period. Sales charges are
not reflected in the
total returns. Total returns are not annualized for periods
of less than one
full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for
the reduction to
custodian expenses.

See accompanying Notes to Financial Statements.

18  | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Growth Fund (the Fund) is registered under the
Investment Company
 Act of 1940, as amended, as an open-end management
investment company. The
 Fund's investment objective is to seek capital
appreciation. The Fund's
 investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is
normally net asset value
 plus a front-end sales charge. Class B, Class C and Class
N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class
A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security
is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid
price. Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Trustees, or at
their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Trustees. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of
the Fund are maintained
 in U.S. dollars. Prices of securities denominated in
foreign currencies are
 translated into U.S. dollars at the closing rates of
exchange. Amounts related
 to the purchase and sale of foreign securities and
investment income are
 translated at the rates of exchange prevailing on the
respective dates of such
 transactions.
    The effect of changes in foreign currency exchange
rates on investments is
 separately identified from the fluctuations arising from
changes in market
 values of securities held and reported with all other
foreign currency gains
 and losses in the Fund's Statement of Operations.

19  | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held
by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required.
    As of February 28, 2003, the Fund had available for
federal income tax
 purposes an estimated unused capital loss carryforward of
$881,418,187. This
 estimated capital loss carryforward represents the
carryforward as of the end
 of the last fiscal year, increased for losses deferred
under tax accounting
 rules for the current fiscal year and is increased or
decreased by capital
 losses or gains realized in the first six months of the
current fiscal year.

 As of August 31, 2002, the Fund had available for federal
income tax purposes
 unused capital loss carryforwards as follows:
                              Expiring

-----------------------------------------
                              2009
$ 50,983,636
                              2010
391,696,099

------------
                              Total
$442,679,735

============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded
retirement plan for
 the Fund's independent trustees. Benefits are based on
years of service and
 fees paid to each trustee during the years of service.
During the six months
 ended February 28, 2003, the Fund's projected benefit
obligations were
 increased by $20,670 and payments of $15,659 were made to
retired trustees,
 resulting in an accumulated liability of $407,768 as of
February 28, 2003.

20 | OPPENHEIMER GROWTH FUND

    The Board of Trustees has adopted a deferred
compensation plan for
 independent trustees that enables trustees to elect to
defer receipt of all or
 a portion of the annual compensation they are entitled to
receive from the
 Fund. Under the plan, the compensation deferred is
invested by the Fund in the
 fund(s) selected by the trustee. Deferral of trustees'
fees under the plan will
 not affect the net assets of the Fund, and will not
materially affect the
 Fund's assets, liabilities or net investment income per
share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with
income tax regulations,
 are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes primarily because of the recognition of
certain foreign
 currency gains (losses) as ordinary income (loss) for tax
purposes. The
 character of dividends and distributions made during the
fiscal year from net
 investment income or net realized gains may differ from
their ultimate
 characterization for federal income tax purposes. Also,
due to timing of
 dividends and distributions, the fiscal year in which
amounts are distributed
 may differ from the fiscal year in which the income or net
realized gain was
 recorded by the Fund.

 The tax character of distributions paid during the six
months ended February
 28, 2003 and the year ended August 31, 2002 was as follows:

                                      Six Months
Ended         Year Ended
                                     February 28, 2003
August 31, 2002

----------------------------------------------------------------
         Distributions paid from:
         Ordinary income
$--         $7,926,306
         Long-term capital gain
--                 --
         Return of capital
--                 --

----------------------
         Total
$--         $7,926,306

======================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of
the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded
on the trade date.
 Realized gains and losses on securities sold are
determined on the basis of
 identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in
conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect
the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

21  | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par
value shares of
 beneficial interest of each class. Transactions in shares
of beneficial
 interest were as follows:

                                           Six Months Ended
February 28, 2003                   Year Ended August 31,
2002

Shares                   Amount
Shares                Amount
----------------------------------------------------------------------------------------------------------------------------

 Class A
 Sold
3,098,123            $  71,547,455
6,933,882         $ 195,310,273
 Dividends and/or
 distributions reinvested
--                       --
229,470             6,758,016
 Redeemed
(5,629,097)            (128,688,816)
(11,867,029)         (326,404,857)

-----------------------------------------------------------------------------------
 Net decrease
(2,530,974)           $ (57,141,361)
(4,703,677)        $(124,336,568)

===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold
1,250,259            $  27,229,356
2,659,840         $  70,453,666
 Dividends and/or
 distributions reinvested
--                       --
--                    --
 Redeemed
(2,733,887)             (59,009,191)
(6,235,475)         (162,752,916)

-----------------------------------------------------------------------------------
 Net decrease
(1,483,628)           $ (31,779,835)
(3,575,635)        $ (92,299,250)

===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold
471,508            $  10,445,584
1,099,282         $  29,093,790
 Dividends and/or
 distributions reinvested
--                       --
--                    --
 Redeemed
(561,294)             (12,267,778)
(1,493,796)          (39,139,584)

-----------------------------------------------------------------------------------
 Net decrease
(89,786)           $  (1,822,194)
(394,514)        $ (10,045,794)

===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold
152,473            $   3,519,753
140,675         $   3,970,419
 Dividends and/or
 distributions reinvested
--                       --
268                 7,845
 Redeemed
(23,074)                (532,918)
(56,863)           (1,607,274)

-----------------------------------------------------------------------------------
 Net increase
129,399            $   2,986,835
84,080         $   2,370,990

===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold
400,205            $   9,235,795
877,421         $  24,490,320
 Dividends and/or
 distributions reinvested
--                       --
24,235               713,722
 Redeemed
(561,699)             (12,949,323)
(1,162,874)          (31,902,458)

-----------------------------------------------------------------------------------
 Net decrease
(161,494)           $  (3,713,528)
(261,218)        $  (6,698,416)

===================================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the six months ended
February 28, 2003, were
 $502,286,213 and $471,181,242, respectively.

22 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were
in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.75% of the first $200 million of average annual net
assets of the Fund, 0.72%
 of the next $200 million, 0.69% of the next $200 million,
0.66% of the next
 $200 million, 0.60% of the next $700 million, 0.58% of the
next $1.0 billion,
 0.56% of the next $2.0 billion, and 0.54% of the average
annual net assets in
 excess of $4.5 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum
fees of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable
minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at
any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in
the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the
table below for the
 period indicated.

                         Aggregate             Class
A          Concessions        Concessions
Concessions       Concessions
                         Front-End
Front-End           on Class A         on Class B       on
Class C        on Class N
                     Sales Charges       Sales
Charges               Shares             Shares
Shares            Shares
 Six Months             on Class A         Retained
by          Advanced by        Advanced by      Advanced
by       Advanced by
 Ended                      Shares
Distributor        Distributor 1      Distributor 1
Distributor 1     Distributor 1
---------------------------------------------------------------------------------------------------------------------------------

 February 28, 2003        $903,856
$247,974              $71,910           $778,881
$67,206           $28,728

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class
N shares from its
 own resources at the time of sale.

                                 Class A              Class
B                 Class C               Class N
                              Contingent
Contingent              Contingent            Contingent
                                Deferred
Deferred                Deferred              Deferred
                           Sales Charges        Sales
Charges           Sales Charges         Sales Charges
                             Retained by          Retained
by             Retained by           Retained by
 Six Months Ended            Distributor
Distributor             Distributor           Distributor
-----------------------------------------------------------------------------------------------------------

 February 28, 2003                $8,411
$568,192                 $10,447                 3,271

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of
its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the six months ended
February 28, 2003,
 payments under the Class A Plan totaled $1,258,843, all

23 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 of which were paid by the Distributor to recipients, and
included $58,681 paid
 to an affiliate of the Manager. Any unreimbursed expenses
the Distributor
 incurs with respect to Class A shares in any fiscal year
cannot be recovered in
 subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class
B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor
an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales
charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the six
months ended February 28,
 2003, were as follows:

Distributor's

Distributor's                  Aggregate

Aggregate               Unreimbursed

Unreimbursed              Expenses as %
                        Total Payments         Amount
Retained                  Expenses              of Net
Assets
                            Under Plan          by
Distributor                Under Plan                   of
Class
-------------------------------------------------------------------------------------------------------------------

 Class B Plan               $1,425,624
$1,116,951               $10,717,921
4.26%
 Class C Plan                  353,179
76,346                 1,677,745                      2.59
 Class N Plan                    8,427
7,080                    79,451                      1.65

--------------------------------------------------------------------------------
 5. Bank Borrowings
 The Fund had the ability to borrow from a bank for
temporary or emergency
 purposes provided asset coverage for borrowings exceeded
300%. The Fund and
 other Oppenheimer funds participated in a $400 million
unsecured line of credit
 with a bank. Under that unsecured line of credit, interest
was charged to each
 fund, based on its borrowings, at a rate equal to the
Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a
commitment fee equal to its
 pro rata share of the average unutilized amount of the
credit facility at a
 rate of 0.08% per annum. The credit facility was
terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

                            A-1
                         Appendix A

------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                            B-1
                         Appendix B

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares2 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.3  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges
                       in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."6 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
         more.
|_|   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).
II.

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
|_|   Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
|_|   Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
|_|   Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
|_|   Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
|_|   Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
|_|   Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
|_|   Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
|_|   Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
4)    Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
---------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
|_|   The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
|_|   Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
|-|

      Distributions9 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.10
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from
            service.12
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
         Fund is a party.
|_|   Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.
IV.

    Special Sales Charge Arrangements for Shareholders of
       Certain Oppenheimer Funds Who Were Shareholders of
                  Former Quest for Value Funds
-------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds.  To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family
   of Funds on February 28, 1991 and who acquired shares of
   any of the Former Quest for Value Funds by merger of a
   portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest
   for Value Fund by merger of any of the portfolios of the
   Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The Class A contingent deferred
sales charge will not apply to redemptions of Class A
shares purchased by the following investors who were
shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995.  In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan
   holding only either Class B or Class C shares if the
   annual withdrawal does not exceed 10% of the initial
   value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the
   aggregate net asset value of shares held in the account
   is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
o     redemptions following the death or disability of the
   shareholder(s) (as evidenced by a determination of total
   disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but
   only for Class B or Class C shares) where the annual
   withdrawals do not exceed 10% of the initial value of
   the account value; adjusted annually, and
o     liquidation of a shareholder's account if the
   aggregate net asset value of shares held in the account
   is less than the required minimum account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
4)    as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.
VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares
            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
|_|   employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
|_|   dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.

Oppenheimer Growth Fund

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue,
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue,
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019-5820

1234

PX270.001.1002

--------
1 Mr. Motley was elected as Trustee to the Board I Funds
 effective October 10, 2002.
2 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
5 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

  Trinity Large Cap GROWTH fund
            Supplement dated May 14, 2003 to the
            Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The following paragraph is added to the end of the
section captioned "How the Fund is Managed" on Page 11:

            At  a  recent   meeting,   the   Board  of
      Trustees  of the Fund  determined  that it is in
      the best  interest  of the  Fund's  shareholders
      that   the   Fund   reorganize   with  and  into
      Oppenheimer  Growth Fund. The Board  unanimously
      approved    an    agreement    and    plan    of
      reorganization  to be entered into between these
      funds and the transactions  contemplated thereby
      (the   "reorganization").   The  Board   further
      determined  that the  reorganization  should  be
      submitted   to  the  Fund's   shareholders   for
      approval,   and  recommended  that  shareholders
      approve  the  reorganization.   Shareholders  of
      record  as of a  date  to be  determined  by the
      Board   will   be   entitled   to  vote  on  the
      reorganization   and  will   receive  the  proxy
      statement  describing  the  reorganization.  The
      anticipated date for the shareholder  meeting is
      on  or  about   September  12,  2003,  with  the
      reorganization    to   be    effected    shortly
      thereafter.

May 14, 2003
PS0775.019

 Oppenheimer trinity LARGE CAP GROWTH fund
                Supplement dated November 1, 2002 to the
                  Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The following is added as a second paragraph to the existing footnote under the "Annual Fund Operating Expenses" table on page 7:

      Effective  November  1, 2002,  the limit on  transfer  agent fees for Class Y shares  increased to 0.35% of average daily net assets per  fiscal  year.  Had that limit been in effect during  the Fund's  prior  fiscal  year,  the Class Y "Other
      Expenses"   and  "Total   Annual   Operating   Expenses"  as
      percentages  of  average  daily net  assets  would have been
      0.55% and 1.30%, respectively.

November 1, 2002                                            PS0775.018

Oppenheimer
Trinity Large Cap Growth FundSM

Prospectus dated September 24, 2002       Oppenheimer Trinity Large Cap Growth
                                          FundSM is a mutual fund. It seeks
                                          capital appreciation to make your
                                          investment grow. The Fund invests in
                                          common stocks selected from among
                                          those included in the S&P 500/Barra
                                          Growth Index.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
                                          it for future reference about your
                                          account.
As with all mutual funds, the
Securities and Exchange Commission        (logo) OppenheimerFunds
has not approved or disapproved the          The Right Way to Invest
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

27

CONTENTS

---------------------------------------------------------------------------------

                    ABOUT THE FUND

                    The Fund's Investment Objective and Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

---------------------------------------------------------------------------------

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests in common stocks that are included in the S&P 500/Barra Growth Index, a subset of stocks included in the Standard & Poor's Index of 500 Stocks ("S&P 500
Index"). The Fund does not expect to invest in all of the stocks included in the S&P 500/Barra Growth Index at the same time, and the
Fund's investments in particular stocks may be allocated in amounts that vary, at times significantly, from the proportional weightings of those stocks in the S&P 500/Barra Growth Index. Therefore, the Fund is
not an "index" fund.

HOW DOES THE SUB-ADVISOR DECIDE WHAT SECURITIES TO BUY OR SELL?  The
Fund's investment Manager, OppenheimerFunds, Inc., has engaged a
Sub-Advisor, Trinity Investment Management Corporation, to select the securities for the Fund's portfolio.  The Sub-Advisor primarily uses growth-oriented investment analyses to determine which stocks to buy and sell on behalf of the Fund, focusing on those stocks that appear to have appreciation potential.

      The Fund's Sub-Advisor generally adheres to the following
systematic, disciplined investment process. While the Fund's investment process and its implementation may vary in particular cases, the process currently includes the following strategies:

o     The Sub-Advisor considers stocks that are included in the S&P
      500/Barra Growth Index as investments for the Fund's portfolio.
      Under normal circumstances, at least 80% of the Fund's net assets
      (plus borrowings used for investment purposes) will be invested in stocks included in the index, which is generally considered a
      "large cap" index.
o     The Sub-Advisor uses proprietary quantitative valuation models incorporating data derived from qualitative fundamental research to identify stocks within the index that it considers to have appreciation potential. Individual stocks are selected for the
      Fund's portfolio using a ranking process based on those valuation models.
o     Seeking to reduce the Fund's overall risk, the Sub-Advisor diversifies the Fund's portfolio by allocating the Fund's
      investments among industries within the S&P 500/Barra Growth
      Index.

The investment process is more fully described under "About the Fund's
Investments," below.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation in their investment over the long term.
Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a growth fund focusing on stock investments. Since the Fund does not seek income and its income from its investments will likely be small, it is not designed for investors needing income. Because of its focus on long-term growth, the
Fund may be appropriate for a portion of a retirement plan investment.
The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Sub-Advisor will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their volatility at times may be great. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The Fund does not concentrate 25% or more of its total assets in any one industry, and the portfolio management team seeks to reduce the effects of industry risks by diversifying the Fund's investments among 34 industry groups defined by the Sub-Advisor within the S&P 500/Barra Growth Index.
However, there is no assurance that this diversification strategy will reduce fluctuations in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

     Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.  Particular investments and important strategies also have risks. These risks mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses on investing in growth stocks for long-term capital appreciation. In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. Growth stocks may be more volatile than other equity investments. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance
The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance
(for its Class A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/02 through 6/30/02, the cumulative return (not annualized) before taxes for Class A shares was -15.48%.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 20.49% (4Qtr99) and the lowest return (not annualized) before taxes for a calendar quarter was -22.44% (4Qtr00).

-------------------------------------------------------------------
Average Annual Total Returns        1 Year            5 Years
for    the    periods    ended                      (or life of
December 31, 2001                                 class, if less)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  A   Shares   (inception
12/17/98)                           -24.13%           -6.00%
  Return Before Taxes               -24.13%           -7.11%
  Return After Taxes on             -14.69%           -5.15%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
-------------------------------------------------------------------
S&P 500/Barra Growth Index
(reflects no deduction for
fees, expenses or taxes)            -12.73%           -4.46%1
-------------------------------------------------------------------
Class  B   Shares   (inception      -24.12%           -7.66%
3/1/99)
-------------------------------------------------------------------
Class  C   Shares   (inception      -21.00%           -6.76%
3/1/99)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  N   Shares   (inception       N/A2              N/A2
3/1/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  Y   Shares   (inception      -19.01%           -3.66%
12/17/98)
-------------------------------------------------------------------
1 From 12/31/98.
2 Because  this is a new class of  shares,  return  data for the  period specified is not available.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%;
for Class B, the contingent deferred sales charges of 5% (1-year) and
3% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the
Fund's Class A shares is compared to S&P 500/Barra Growth Index, an unmanaged index of U.S. equity securities. The index performance includes reinvestment of income but does not reflect transaction costs.
The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety  of  expenses  directly  for  management  of its assets,  administration,  distribution of its shares and other services.
Those  expenses are  subtracted  from the Fund's assets to calculate the
Fund's net asset values per share. All shareholders  therefore pay those expenses indirectly.  Shareholders pay other expenses directly,  such as sales charges and account transaction  charges. The following tables are provided to help you  understand  the fees and  expenses  you may pay if you buy and hold shares of the Fund.  The numbers below are based on the
Fund's expenses during its fiscal year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------------------------
                           Class A   Class B   Class C    Class N  Class Y
                            Shares    Shares    Shares    Shares    Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        5.75%      None      None      None      None
(Load)
on purchases
(as % of offering price)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the
lower of the original       None1      5%2       1%3        1%4      None
offering
price or redemption
proceeds)
----------------------------------------------------------------------------
1.    A contingent  deferred  sales charge may apply to  redemptions  of investments  of $1 million or more  ($500,000 for certain  retirement plan  accounts)  of  Class A  shares.  See  "How to Buy  Shares"  for details.
2.    Applies  to  redemptions  in  first  year  after   purchase.   The
   contingent  deferred  sales  charge  declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within  18  months  of a  retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------------
                            Class A   Class B    Class C  Class N  Class Y
                             Shares    Shares    Shares    Shares   Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fees              0.75%     0.75%      0.75%    0.75%    0.75%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Distribution and/or Service  0.23%     1.00%      1.00%    0.50%     None
(12b-1) Fees
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Other Expenses               1.05%     1.05%      1.04%    1.04%    4.08%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total   Annual    Operating  2.03%     2.80%      2.79%    2.29%    4.83%
Expenses
----------------------------------------------------------------------------
Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees, and accounting and legal expenses that the
Fund pays.  The "Other  Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these  fees to 0.25% of  average  daily net  assets per fiscal year for  Class Y shares  and 0.35% of  average  daily  net  assets  per fiscal  year  for all  other  classes.  That  undertaking  is  effective
October  1, 2001  (January  1, 2001 for Class Y), is  pro-rated  for the remainder of the fiscal year ending after that date,  and may be amended or withdrawn at any time. After the waiver,  the actual "Other Expenses"
and "Total Annual  Operating  Expenses" as  percentages of average daily net assets were 0.77% and 1.75% for Class A shares,  0.77% and 2.52% for
Class B shares,  0.76% and 2.51% for Class C shares, 0.76% and 2.01% for
Class N shares and 0.45% and 1.20% for Class Y shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.
Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 ---------------------------------------------------------------------------------
 If shares are             1 Year       3 Years        5 Years        10 Years
 redeemed:
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class A Shares             $769        $1,175         $1,605          $2,798
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class B Shares             $783        $1,168         $1,679         $2,7761
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class C Shares             $382         $865          $1,474          $3,119
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class N Shares             $332         $715          $1,225          $2,626
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class Y Shares             $483        $1,453         $2,425          $4,871
 ---------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------
 If shares are not         1 Year       3 Years        5 Years        10 Years
 redeemed:
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class A Shares             $769        $1,175         $1,605          $2,798
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class B Shares             $283         $868          $1,479         $2,7761
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class C Shares             $282         $865          $1,474          $3,119
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class N Shares             $232         $715          $1,225          $2,626
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class Y Shares             $483        $1,453         $2,425          $4,871
 ---------------------------------------------------------------------------------
 In the first  example,  expenses  include the initial  sales charge for
 Class A and the  applicable  Class B,  Class C and  Class N  contingent deferred sales  charges.  In the second  example,  the Class A expenses include the sales charge,  but Class B, Class C and Class N expenses do not  include  contingent  deferred  sales  charges.  There  is no sales charge on Class Y shares.
 1.  Class B  expenses  for  years 7  through  10 are  based  on Class A expenses since Class B shares  automatically  convert to Class A shares after 6 years.

About the Fund's Investments

THE  FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The Fund  purchases  only stocks that are included in the S&P  500/Barra  Growth  Index.  However, the  Fund  is not an  index  fund.  In  rare  instances,  the  Fund  may temporarily  hold stocks that are removed from the S&P 500/Barra  Growth
Index or even the S&P 500 Index.

S&P 500  Index.  The S&P 500  Index  is an  unmanaged  index  of  equity securities  that is a  broad-based  measure of changes in domestic stock market  conditions  based on the average  performance of 500 widely  held  stocks.  Standard & Poor's  Corporation  selects the stocks  included  in  the  index  and  determines  their  relative weightings  within the index. The index is generally  considered a
      "large cap" index. The Sub-Advisor's  research  capabilities cover approximately 99% of the stocks included in the S&P 500 Index.

S&P 500/Barra  Growth Index.  The S&P 500/Barra Growth Index is a subset of stocks included in the S&P 500 Index.  The S&P 500/Barra Growth
      Index is  constructed  by dividing the stocks in the S&P 500 Index according  to a single  attribute:  book-to-price  ratio.  The S&P
      500/Barra  Growth Index contains  stocks with lower  book-to-price ratios.  Stocks with higher  book-to-price ratios are contained in the S&P 500/Barra Value Index.  Each stock in the S&P 500 Index is assigned  to  either  the S&P  500/Barra  Value  Index  or the S&P
      500/Barra Growth Index so that the two indices  together  comprise the S&P 500 Index.

      Stocks  included in the S&P  500/Barra  Growth Index are generally
      considered  to  be  those  with  the  best   relative   short-term
      appreciation  potential  among the stocks  included in the S&P 500
      Index.  Stocks  included  in the S&P  500/Barra  Value  Index  are generally  considered  to be currently  undervalued  by the market and  therefore  thought to provide an  opportunity  for  long-term potential returns.

Investment  Process.  In selecting stocks for the Fund's portfolio,  the
      Sub-Advisor  follows a three-step process intended to identify the stocks  within  the S&P  500/Barra  Growth  Index  that  have  the greatest appreciation potential.

      The Sub-Advisor  first divides the S&P 500/Barra Growth Index into
      11 broad  economic  sectors it has defined (see the chart  below).
      Second,  each day the New York Stock Exchange is open for trading, the  Sub-Advisor  ranks  the  stocks  in each  of the 11  economic sectors of the index according to their growth potential.

      The stocks with the greatest growth potential or the most
      attractive stocks, as identified by the Sub-Adviser's growth models are assigned a ranking of 1 (the highest ranking). The stocks with the least amount of growth potential, as identified by the Sub-Adviser's growth models, are assigned a ranking of 10
      (the lowest ranking). The stocks with the greatest growth
      potential are candidates for purchase or continued investment by the Fund. Although lower ranked or less attractive stocks
      generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

      Third, in order to diversify the Fund's investment portfolio and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments to the sector weights of the S&P 500/Barra Growth Index across 34 industry groups, defined by the Sub-Advisor (see the chart below).  At times, the
      Fund's position in an attractive stock may be significantly greater than that stock's proportionate weight in the index.  The
      Fund's portfolio characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the S&P 500/Barra Growth Index.

      There is no assurance  the Fund's  selection  strategy will result in the Fund achieving its objective of capital  appreciation.  Nor can  there  be  any  assurance  that  the  Fund's  diversification strategy will actually  reduce the  volatility of an investment in
      the  Fund.  The  Statement  of  Additional   Information  contains
      additional  information about the Fund's  investment  policies and risks.

                       S&P 500/Barra Growth Index
11 Economic Sectors, 34 Industry Groups (as defined by the Sub-Advisor)

       Basic Materials                     Miscellaneous
       Chemicals                           Miscellaneous
       Forest Products
       Metals                              Technology
                                           Computer Hardware
       Consumer Staples                    Computer Software
       Food/Bev/Tobacco                    Electronics
       Household Products
       Food & Drug Retail                  Consumer Cyclicals
                                           Retail/Merchandise
       Health Care                         Entertainment
       Drugs                               Building Materials
       Hospital/Hospital Supply            Lodging & Restaurant
                                           Publishing
       Transportation                      Consumer Durables
       Automotive                          Retail/Clothing
       Transportation
       Auto Parts                          Finance
                                           Consumer Finance
       Capital Goods                       Money Center Banks
       Electric Equipment                  Insurance
       Aerospace                           Regional Banks
       Machinery
                                           Utilities
       Energy                              Telephones
       Integrated Oils                     Electric Utilities
       Oil Production/Services             Gas & Water

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's
     Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional
     Information. An investment policy is not fundamental unless this
     Prospectus or the Statement of Additional Information says that it
     is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies  described below. The Fund may or may not use these  investment  techniques.  These techniques have certain  risks,  although  some are  designed to help reduce the overall investment or market risks.

Portfolio Turnover.  The Fund's investment process may cause the Fund to engage in active and  frequent  trading.  Therefore,  the Fund may
      engage  in   short-term   trading  while  trying  to  achieve  its
      objective.  Portfolio turnover increases  brokerage costs the Fund pays (and reduces performance).  Additionally,  securities trading can cause the Fund to realize  capital gains that are  distributed to shareholders as taxable distributions.

Temporary  Defensive  and  Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  the Fund can
      invest  up  to  100%  of  its   assets  in   temporary   defensive
      investments.  Generally,  they would be  high-quality,  short-term money  market  instruments,  such as U.S.  government  securities,
      highly  rated   commercial   paper,   short-term   corporate  debt
      obligations,  bank deposits or repurchase agreements. The Fund can also hold these  types of  securities  pending the  investment  of proceeds  from the sale of Fund shares or portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the
      Fund  invests  in these  securities,  it  might  not  achieve  its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement that states the Manager's
responsibilities. The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts.
The Manager is located at 498 Seventh Avenue, New York, New York 10018.

The Sub-Advisor. The Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor since 1980. As of June 30,
      2002, the Sub-Advisor managed over $2.5 billion for approximately
      56 clients. The Sub-Advisor also serves as sub-advisor to other investment companies for which the Manager serves as investment advisor. The Sub-Advisor is an affiliate of the Manager, and is located at 301 North Spring Street, Bellefonte, Pennsylvania
      16823.  The Manager, not the Fund, pays the Sub-Advisor an annual fee under a Sub-Advisory Agreement between the Manager and the
      Sub-Advisor.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $200 million of average annual net assets; 0.72% of the next $200 million; 0.69%
      of the next $200 million; 0.66% of the next $200 million; and
      0.60% of average annual net assets over $800 million.  The Fund's management fee for its last fiscal year ended July 31, 2002 was
      0.75% of average annual net assets for each class of shares.

Portfolio Management Team. The Fund is managed by a team of individuals employed by the Sub-Advisor.  The portfolio management team is primarily responsible for the selection of the Fund's portfolio securities.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and redemption) orders.
The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales
      agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270,
      Denver, Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the
      Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the
      Distributor's Wire Department at 1.800.CALL.OPP (225.5677) to
      notify the Distributor of the wire and to receive further
      instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With
      AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details..
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application
      and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.
o     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and
         subsequent investments for as little as $25. The minimum
         initial investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum additional
         investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset
         Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder
         Plan, the $25 minimum applies. Additional purchases may be for as little as $25. To establish any type of IRA account on or after November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after
         November 1, 2002 is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or
         reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.
      The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the
      Sub-Advisor deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
      Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the
      Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock
      Exchange and transmit it to the Distributor so that it is
      received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or
      $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
      below.
------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.
      That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class
      B Shares?" below.
------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
      Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have special agreements with the
      Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The
Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes.
Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term
      investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing
      Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the
      appropriate choice (especially for investments of less than
      $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
      Class C shares might not be as advantageous as Class A shares.
      That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,
      Class B shares may be appropriate.

Are There  Differences  in Account  Features  That  Matter to You?  Some
      account  features  may not be  available  to Class B,  Class C and
      Class  N  shareholders.   Other  features  may  not  be  advisable
      (because of the effect of the  contingent  deferred  sales charge)
      for Class B,  Class C and  Class N  shareholders.  Therefore,  you should  carefully  review  how  you  plan to use  your  investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class
      N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.
      Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own
      resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the
Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional
Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.
A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
                         Front-End Sales   Front-End Sales
                         Charge As a       Charge As a        Concession As
                         Percentage of     Percentage of Net  Percentage of
 Amount of Purchase      Offering Price    Amount Invested    Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%              4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more but
 less                          5.50%             5.82%              4.75%
 than $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more but
 less                          4.75%             4.99%              4.00%
 than $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%              3.00%
 less than $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%              2.00%
 less than $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%              1.60%
 less than $1 million
 -------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class
      A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced
      Sales Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the
      Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
      ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of
      $1 million or more other than by grandfathered retirement
      accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the
      concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the
      "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0%
      of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
      Distributor and by retirement plans which are part of a
      retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of
      Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no
      contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which                                   Redemptions in That Year
Purchase Order was Accepted             (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
6 and following                         None
-------------------------------------------------------------------------------
In  the  table,  a  "year"  is  a  12-month  period.   In  applying  the
contingent  deferred sales charge,  all purchases are considered to have been made on the first  regular  business  day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the
      asset-based sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
      Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax
      implications, see "Class B Conversion" in the Statement of
      Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase
$500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans)
that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

   A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund,
      or
o     With respect to an IRA or 403(b) plan, Class N shares are
      redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.
Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset  value per share  without a sales charge  directly to  institutional  investors that have special  agreements  with the  Distributor  for this  purpose.
They may include insurance  companies,  registered  investment companies and employee  benefit  plans.  Individual  investors  cannot buy Class Y shares directly.

      An  institutional  investor  that  buys  Class  Y  shares  for its
customers'   accounts  may  impose  charges  on  those   accounts.   The
procedures for buying,  selling,  exchanging and transferring the Fund's other  classes  of shares  (other  than the time  those  orders  must be received by the Distributor or Transfer Agent at their Colorado  office)
and the special  account  features  available to investors  buying those other  classes  of shares  do not apply to Class Y shares.  Instructions for buying,  selling,  exchanging or transferring Class Y shares must be submitted by the institutional  investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold
      Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent
      deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.
      The Fund has adopted Distribution and Service Plans for Class B,
      Class C and Class N shares to pay the Distributor for its
      services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the
      Distributor an annual asset-based sales charge of 0.75% on Class
      B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B,
      Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by
      0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class
      C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own
      resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00%
      of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own
      resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own
      resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the Statement of Additional
      Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution.
It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone
      (through a service representative or by PhoneLink) or
      automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.CALL.OPP. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the
Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal
Identification Number (PIN), by calling the PhoneLink number,
1.800.CALL.OPP.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.CALL.OPP. You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege,
      described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax
(telecopier). Please call 1.800.CALL.OPP for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
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in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.
To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.CALL.OPP. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the
Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or
Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth
      IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer
Agent first, at 1.800.CALL.OPP, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the
      Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer
      Agent for a distribution request form. Special income tax
      withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver Colorado 80217                    Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New
York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.CALL.OPP.
      Whichever  method  you  use,  you  may  have a  check  sent to the address  on the  account  statement,  or, if you have  linked  your Fund account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account
      designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you
purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred sales charge will be based on the lesser of the net asset value of the redeemed  shares at the time of redemption or the original net asset value. A contingent  deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares  purchased  by the  reinvestment  of  dividends  or capital gains distributions, or
o     shares  redeemed  in  the  special   circumstances   described  in
      Appendix B to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.
However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this
Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.CALL.OPP. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request
      form, signed by all owners of the account. Send it to the
      Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the
      Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service  representative  or by using PhoneLink for  automated  exchanges  by  calling  1.800.CALL.OPP.  Telephone exchanges may be made only between  accounts  that are  registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
      However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to
      short-term market fluctuations--also known as "market timing."
      When large dollar amounts are involved, the Fund may have
      difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's
      performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of
Additional Information.
Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional
      Information for circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is
      required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions
      reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer
      Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities
      Clearing Corporation are responsible for obtaining their clients'
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the
      Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after
      redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of small  accounts  may be made by the Fund if the account  value has fallen  below $500 for  reasons  other than the fact that the  market  value of shares  has  dropped.  In some
      cases   involuntary   redemptions   may  be  made  to  repay   the
      Distributor  for losses from the  cancellation  of share  purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions).
      This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds
      (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification
      Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and
      semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the
      Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.CALL.OPP. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately  for each class of shares  from net  investment  income on an annual  basis and to pay them to  shareholders in December on a date selected by the Board of
Trustees.  Dividends  and  distributions  paid on  Class  A and  Class Y shares will  generally be higher than dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses than Class A and
Class Y. The Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL  GAINS.  The  Fund  may  realize  capital  gains  on the sale of portfolio  securities.  If it does, it may make distributions out of any net short-term or long-term  capital gains in December of each year. The
Fund may make supplemental  distributions of dividends and capital gains following  the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You
      can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information is only a summary of certain  federal income tax information  about your  investment.  You should  consult  with your tax advisor  about  the  effect  of  an  investment  in  the  Fund  on  your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG
LLP, the Fund's independent auditors, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A    YEAR ENDED JULY 31,
2002      2001       2000   1999(1)
------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.52    $14.55    $ 11.93  $ 10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.07)     (.10)      (.11)   (1.05)
 Net realized and unrealized gain (loss)
(2.01)    (5.06)      2.91     2.98

-------------------------------------
 Total from investment operations
(2.08)    (5.16)      2.80     1.93
------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)      --
------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.44     $8.52     $14.55   $11.93

====================================

------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(24.41)%  (36.60)%    23.63%   19.30%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $14,356
$12,029    $16,470   $6,059
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $15,495
$14,063    $11,973   $4,028
------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.75)%   (1.01)%    (1.03)%  (1.05)%
 Expenses
2.03%     1.54%      1.91%    1.81%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.75%     1.54%      1.89%    1.65%
------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%     157%

 1. For the period from December 17, 1998 (inception of
offering) to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 19 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

FINANCIAL HIGHLIGHTS  Continued

 CLASS B    YEAR ENDED JULY 31,
2002      2001       2000   1999(1)
-------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.34    $14.39    $ 11.89   $ 10.48
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.09)     (.16)      (.17)    (1.04)
 Net realized and unrealized gain (loss)
(1.99)    (5.02)      2.85      2.45

--------------------------------------
 Total from investment operations
(2.08)    (5.18)      2.68      1.41
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)       --
-------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.26    $ 8.34     $14.39    $11.89

=====================================

-------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(24.94)%  (37.17)%    22.70%    13.45%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$10,101    $8,800    $11,499    $1,764
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$11,463    $9,945    $ 7,257    $  722
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(1.52)%   (1.81)%    (1.81)%   (1.93)%
 Expenses
2.80%     2.34%      2.69%     2.92%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.52%     2.34%      2.67%     2.75%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%      157%

 1. For the period from March 1, 1999 (inception of offering)
to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 20 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

 CLASS C     YEAR ENDED JULY 31,
2002      2001      2000    1999(1)
--------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.35    $14.39    $ 11.89   $ 10.48
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.05)     (.14)      (.19)    (1.04)
 Net realized and unrealized gain (loss)
(2.04)    (5.03)      2.87      2.45

---------------------------------------
 Total from investment operations
(2.09)    (5.17)      2.68      1.41
--------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)       --
--------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.26    $ 8.35     $14.39    $11.89

======================================

--------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(25.03)%  (37.10)%    22.70%    13.45%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$4,032    $1,983     $2,241      $438
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$3,814    $2,109     $1,566      $192
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(1.47)%   (1.82)%    (1.82)%   (1.95)%
 Expenses
2.79%     2.35%      2.72%     2.90%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.51%     2.35%      2.70%     2.73%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%      157%

 1. For the period from March 1, 1999 (inception of offering)
to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 21 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

FINANCIAL HIGHLIGHTS  Continued

 CLASS N    YEAR ENDED JULY 31,
2002   2001(1)
------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.50    $ 9.03
------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.10)      (.06)
 Net realized and unrealized loss
(1.99)      (.47)

-----------------
 Total from investment operations
(2.09)      (.53)
------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized
gain                          --         --
------------------------------------------------------------------------------
 Net asset value, end of period
$6.41      $8.50

===================

------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(24.59)%    (5.87)%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$201         $1
------------------------------------------------------------------------------
 Average net assets (in thousands)
$ 87         $1
------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.87)%    (1.67)%
 Expenses
2.29%      1.48%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.01%      1.48%
------------------------------------------------------------------------------
 Portfolio turnover
rate                                       96%       160%

 1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 22 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

 CLASS Y    YEAR ENDED JULY 31,
2002      2001       2000   1999(1)
------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.63    $14.65    $ 11.95   $ 10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.15)     (.05)      (.07)    (1.03)
 Net realized and unrealized gain (loss)
(1.92)    (5.10)      2.95      2.98

-------------------------------------
 Total from investment operations
(2.07)    (5.15)      2.88      1.95
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)       --
------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.56     $8.63     $14.65    $11.95

=====================================

------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(23.99)%  (36.26)%    24.27%    19.50%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$95        $1         $1        $1
------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$68        $1         $1        $1
------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.10)%   (0.48)%    (0.54)%   (0.72)%
 Expenses
4.83%   168.30%(4)   1.45%     1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.20%     1.10%      1.43%     1.50%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%      157%

 1. For the period from December 17, 1998 (inception of
offering) to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Added since July 31, 2001 to reflect expenses before
reduction to custodian
 expenses and voluntary waiver of transfer agent fees.

INFORMATION AND SERVICES

For More Information on Oppenheimer Trinity Large Cap Growth FundSM

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.
The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: HTTP://WWW.OPPENHEIMERFUNDS.COM
                                       -------------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the SEC at 1.202.942.8090.
Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies
                                          ------------------
may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-08613
PR0775.001.0902
Printed on recycled paper
                       Appendix to Prospectus of
               Oppenheimer Trinity Large Cap Growth Fund

      Graphic material included in the Prospectus of Oppenheimer
Trinity Large Cap Growth Fund under the heading "Annual Total Returns
(Class A)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
Trinity Large Cap Growth Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund since inception, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                                           Returns

12/31/99                30.83%
12/31/00                -22.99%
12/31/01                -19.50%

  Oppenheimer trinity LARGE CAP
                        GROWTH fund
          Supplement dated August 15, 2003 to the
  Statement of Additional Information dated September 24,
               2002, Revised October 15, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The   Supplement   dated  July  18,   2003  is  hereby
   withdrawn.

2.    The  section   captioned   "Board  of   Trustees   and
   Oversight Committees" on page 11 is amended as follows:

   Board of Trustees and Oversight Committees. The
   Fund is governed by a Board of Trustees, which is
   responsible for protecting the interests of
   shareholders under Massachusetts law. The Trustees
   meet periodically throughout the year to oversee
   the Fund's activities, review its performance, and
   review the actions of the Manager.  Although the
   Fund will not normally hold annual meetings of its
   shareholders, it may hold shareholder meetings from
   time to time on important matters, and shareholders
   have the right to call a meeting to remove a
   Trustee or to take other action described in the
   Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a
   Regulatory & Oversight Committee, a Governance
   Committee, and a Proxy Committee.  The Audit
   Committee is comprised solely of Independent
   Trustees.  The members of the Audit Committee are
   Edward Regan (Chairman), Kenneth Randall and
   Russell Reynolds. The Audit Committee held five
   meetings during the Fund's fiscal year ended July
   31, 2002. The Audit Committee provides the Board
   with recommendations regarding the selection of the
   Fund's independent auditor. The Audit Committee
   also reviews the scope and results of audits and
   the audit fees charged, reviews reports from the
   Fund's independent auditor concerning the Fund's
   internal accounting procedures, and controls and
   reviews reports of the Manager's internal auditor,
   among other duties as set forth in the Committee's
   charter.

      The members of the Regulatory & Oversight
   Committee are Robert Galli (Chairman), Joel Motley
   and Phillip Griffiths. The Regulatory & Oversight
   Committee held seven meetings during the Fund's
   fiscal year ended July 31, 2002. The Regulatory &
   Oversight Committee evaluates and reports to the
   Board on the Fund's contractual arrangements,
   including the Investment Advisory and Distribution
   Agreements, transfer and shareholder service
   agreements and custodian agreements as well as the
   policies and procedures adopted by the Fund to
   comply with the Investment Company Act and other
   applicable law, among other duties as set forth in
   the Committee's charter.

      The members of the Governance Committee are Joel
   Motley (Acting Chairman), Phillip Griffiths and
   Kenneth Randall. The Governance Committee held no
   meetings during the Fund's fiscal year ended July
   31, 2002. The Governance Committee reviews the
   Fund's governance guidelines, the adequacy of the
   Fund's Codes of Ethics, and develops qualification
   criteria for Board members consistent with the
   Fund's governance guidelines, among other duties set
   forth in the Committee's charter.

      The members of the Proxy Committee are Edward
   Regan (Chairman), Russell Reynolds and John Murphy.
   The Proxy Committee held no meetings during the
   Fund's fiscal year ended July 31, 2002.  The Proxy
   Committee provides the Board with recommendations
   for proxy voting and monitors proxy voting by the
   Fund.

3.    Effective December 31, 2002, Mr. Leon Levy resigned
   from the Board I Funds and Mr. Clayton Yeutter was
   elected as Chairman of the Board, effective January
   1, 2003. Effective March 31, 2003 and July 31,
   2003, Mr. Benjamin Lipstein and Ms. Elizabeth
   Moynihan, respectively, retired from the Board I
   Funds. Therefore, the biographies for Messrs. Levy
   and Lipstein and Ms. Moynihan on pages 13 and 14
   are deleted and the following is added to Mr.
   Yeutter's biography: "Chairman of the Board of
   Trustees."

4.    In the Trustee compensation table on page 18, the
   title of "Chairman" after Mr. Levy's name is
   deleted and the title of "Chairman" is added after
   Mr. Yeutter's name. In addition, the following
   footnote is added following the names of Messrs.
   Levy, Lipstein and Yeutter and Ms. Moynihan:

5.    Effective  January 1,  2003,  Clayton  Yeutter  became
         Chairman  of the  Board I Funds  upon the
         retirement   of  Leon   Levy.   Effective
         March  31,  2003 and July 31,  2003,  Mr.
         Lipstein      and      Ms.      Moynihan,
         respectively,  retired  from the  Board I
         Funds.
August 15, 2003
PX0775.009

     Oppenheimer trinity LARGE CAP GROWTH fund
                    Supplement dated July 18, 2003 to the
    Statement of Additional Information dated September 24, 2002, Revised
                              January 15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated March 31, 2003 is hereby withdrawn.

2.    The section captioned "Board of Trustees and Oversight Committees" on page 11 is amended as follows:

    Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
    Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study
    Committee, a Governance Committee, and a Proxy Committee.  The
    Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward Regan (Chairman),
    Kenneth Randall and Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended July 31, 2002.
    The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The
    Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's
    independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the
    Committee's charter.

      The members of the Study Committee are Robert Galli (Chairman),
    Joel Motley and Phillip Griffiths. The Study Committee held seven meetings during the Fund's fiscal year ended July 31, 2002. The
    Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
    Distribution Agreements, transfer and shareholder service
    agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
    Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Elizabeth Moynihan
    (Chairman), Joel Motley, Phillip Griffiths and Kenneth Randall.
    The Governance Committee did not hold a meeting during the Fund's fiscal year ended July 31, 2002. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The  members of the Proxy  Committee  are Edward  Regan  (Chairman),
    Russell  Reynolds  and  John  Murphy.  The  Proxy  Committee  held  no meetings  during the Fund's  fiscal  year  ended  July 31,  2002.  The
    Proxy  Committee  provides  the Board with  recommendations  for proxy voting and monitors proxy voting by the Fund.

3.    Effective  March  31,  2003,  Mr.  Benjamin   Lipstein   retired  as  a
   Trustee.  Therefore,  the Statement of Additional  Information  is revised by deleting the biography for Mr. Lipstein on page 13.

4.    In the Trustee  compensation  table on page 18, the following  footnote is added following Messrs. Yeutter, Levy and Lipstein:

3.    Effective January 1, 2003, Clayton Yeutter became Chairman of the
               Board of Trustees/Directors of the Board I Funds upon
               the retirement of Leon Levy.  Effective March 31,
               2003, Mr. Lipstein retired as a Trustee.

July 18, 2003                                                     PX0775.008

Oppenheimer trinity LARGE CAP GROWTH fund
                   Supplement dated March 31, 2003 to the
    Statement of Additional Information dated September 24, 2002, Revised
                              January 15, 2003

The Statement of Additional Information is changed as follows:

1.    The section captioned "Board of Trustees and Oversight Committees" on page 11 is amended as follows:

    a.The second sentence of the second paragraph under that caption is revised to read:

          "The members of the Audit Committee are Kenneth A. Randall
          (Chairman) and Edward Reagan."

   b. The first sentence of the third paragraph under that caption is revised to read:

            "The  members  of  the  Study   Committee  are  Robert  G.  Galli
            (Chairman), Elizabeth Moynihan and Joel Motley."

2.    Effective  March  31,  2003,  Mr.  Benjamin   Lipstein   retired  as  a
   Trustee.  Therefore,  the Statement of Additional  Information  is revised by deleting the biography for Mr. Lipstein on page 13.

3.    In the Trustee  compensation  table on page 18, the following  footnote is added following Messrs. Yeutter, Levy and Lipstein:

3.    Effective January 1, 2003, Clayton Yeutter became Chairman of the
               Board of Trustees/Directors of the Board I Funds upon
               the retirement of Leon Levy.  Effective March 31,
               2003, Mr. Lipstein retired as a Trustee.

March 31, 2003                                                    PX0775.007

Oppenheimer Trinity Large Cap Growth FundSM
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

This Statement of Additional Information is not a
Prospectus. This document contains additional information
about the Fund and supplements information in the
Prospectus dated September 24, 2002.  It should be read
together with the Prospectus. You can obtain the Prospectus
by writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown
above, or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
Page

About the Fund
Additional  Information About the Fund's Investment Policies
and Risks...............................................................
2
    The Fund's Investment Policies......................................
2
    Other Investment Techniques and Strategies..........................
3
    Other Investment Restrictions.......................................
8
How the Fund is Managed ................................................
9
    Organization and History............................................
9
   Board of Trustees and Oversight Committees...........................
11
    Trustees and Officers...............................................
12
    The Manager.........................................................
19
    The Sub-Advisor.....................................................
22
Brokerage Policies of the Fund..........................................
22
Distribution and Service Plans..........................................
25
Performance of the Fund.................................................
29

About Your Account
How To Buy Shares.......................................................
34
How To Sell Shares......................................................
44
How To Exchange Shares..................................................
48
Dividends, Capital Gains and Taxes......................................
52
Additional Information About the Fund...................................
56

Financial Information About the Fund
Independent Auditors' Report............................................
58
Financial Statements....................................................
59

Appendix A: Industry Classifications....................................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............
B-1

                           21
ABOUT the fund

Additional Information About the Fund's Investment Policies
and Risks

      The investment objective, the principal investment
policies and the main risks of the Fund are described in
the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and
risks and the types of securities that the Fund's
investment Manager, OppenheimerFunds, Inc., can select for
the Fund. Additional information is also provided about the
strategies that the Fund may use to try to achieve its
objective.

The Fund's Investment Policies. The composition of the
Fund's portfolio and the techniques and strategies that the
Fund's Sub-Advisor, Trinity Investment Management
Corporation, can use in selecting portfolio securities may
vary over time. The Fund is not required to use the
investment techniques and strategies described below at all
times in seeking its goal. It may use some of the special
investment techniques and strategies at some times or not
at all. Nonetheless, when selecting the Fund's portfolio
investments, the Fund's Sub-Advisor who is retained by the
Manager, OppenheimerFunds, Inc., typically adheres to the
following disciplined, systematic approach, which is more
fully described in the Prospectus.

      Each day The New York Stock Exchange ("the Exchange")
is open for trading, the Sub-Advisor ranks nearly all of
the stocks comprising the S&P 500/Barra Growth Index
according to their appreciation potential. The S&P
500/Barra Growth Index is a subset of the Standard & Poor's
Index of 500 Stocks, consisting of approximately 100 to 200
common stocks. The Sub-Advisor determines these rankings by
dividing the S&P 500/Barra Growth Index into 11 broad
economic sectors (Appendix A) and using specially selected
valuation models.

      After identifying the stocks the Sub-Advisor believes
have the greatest appreciation potential in the S&P
500/Barra Growth Index, the Sub-Advisor generally selects
the most attractive stocks for the Fund's portfolio. In
order to diversify the Fund's portfolio investments and
attempt to reduce overall portfolio risk, the Sub-Advisor
seeks to align the Fund's portfolio investments with the
sector weights of the index (see Appendix A).

      In selecting stocks for the Fund's portfolio, the
portfolio management team, whose members are employed by
the Sub-Advisor, primarily uses growth-oriented investment
analyses. In using these approaches, the portfolio
management team looks for stocks that appear to have
appreciation potential by various measures.
      Some of the measures used to identify growth stocks
include, among others:
o     Earnings Momentum, which is based on the percentage
change in trailing four-quarter earnings per share over the
last three months.
o     Growth vs. P/E, a traditional approach for
growth-stock investors, this calculation compares a
company's projected growth rate to its price/earnings or
P/E ratio using future earnings.
o     EPS Acceleration, examines a firm's projected and
recent historical earnings per share and determines the
rate at which earnings growth is increasing or decreasing.
Stocks with the highest rate of increasing growth are the
most attractive under this model.
o     Historical EPS Growth, actual earnings per share
growth over the trailing five years.
o     Projected Long-Term EPS Growth, projections of
earnings per share growth over the foreseeable future,
generally about five years.

      There is no assurance the Fund's stock selection
strategy will result in the Fund achieving its objective of
capital appreciation. Nor can there be any assurance that
the Fund's diversification strategy will actually reduce
the volatility of an investment in the Fund.

|X|   Portfolio Turnover. "Portfolio turnover" describes
the rate at which the Fund trades its portfolio securities
during prior fiscal years. For example, if the Fund sold
all of its securities during the year, its portfolio
turnover rate would be 100% or more. The Fund's portfolio
turnover rate will fluctuate from year to year. The Fund is
expected to have a portfolio turnover rate of between 90 -
130% annually. Increased portfolio turnover creates higher
brokerage and transaction costs for the Fund, which may
reduce its overall performance. Additionally, the
realization of capital gains from selling portfolio
securities may result in distributions of taxable capital
gains to shareholders, since the Fund will normally
distribute all of its capital gains realized each year, to
avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its
objective, the Fund may from time to time use the types of
investment strategies and investments described below.  It
is not required to use all of these strategies at all
times, and at times may not use them.

|X|   Temporary Defensive Investments. For temporary
defensive purposes, the Fund can invest in repurchase
agreements and a variety of "money market securities."
Money market securities are high-quality, short-term debt
instruments that may be issued by the U.S. government,
corporations, banks or other entities. They may have fixed,
variable or floating interest rates. The following is a
brief description of the repurchase agreements and the
types of money market securities in which the Fund may
invest. As discussed in the Prospectus, the Fund may engage
in active and frequent trading, which will increase its
portfolio turnover. The Fund's portfolio turnover will also
be affected by the changes to the composition of the
S&P/Barra Growth Index.

o     Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so
for liquidity purposes to meet anticipated redemptions of
Fund shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions, or for defensive
purposes.

      In a repurchase transaction, the Fund buys a security
from, and simultaneously resells it to, an approved vendor
for delivery on an agreed-upon future date. The resale
price exceeds the purchase price by an amount that reflects
an agreed-upon interest rate effective for the period
during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been
designated as primary dealers in government securities.
They must meet credit requirements set by the Fund's Board
of Trustees from time to time.

      The majority of these transactions run from day to
day, and delivery pursuant to the resale typically occurs
within one to five days of the purchase. Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's limits on holding illiquid investments. The
Fund will not enter into a repurchase agreement that causes
more than 10% of its net assets to be subject to repurchase
agreements having a maturity beyond seven days. There is no
limit on the amount of the Fund's net assets that may be
subject to repurchase agreements having maturities of seven
days or less.

      Repurchase agreements, considered "loans" under the
Investment Company Act of 1940 (the "Investment Company
Act"), are collateralized by the underlying security. The
Fund's repurchase agreements require that at all times
while the repurchase agreement is in effect, the

value of the collateral must equal or exceed the repurchase
price to fully collateralize the
repayment obligation. However, if the vendor fails to pay
the resale price on the delivery date, the Fund may incur
costs in disposing of the collateral and may experience
losses if there is any delay in its ability to do so. The
Sub-Advisor will monitor the vendor's creditworthiness to
confirm that the vendor is financially sound and will
monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with
other affiliated entities managed by the Manager, may
transfer uninvested cash balances into one or more joint
repurchase accounts. These balances are invested in one or
more repurchase agreements, secured by U.S. government
securities. Securities pledged as collateral for repurchase
agreements are held by a custodian bank until the
agreements mature. Each joint repurchase arrangement
requires that the market value of the collateral be
sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the
agreement, retention of the collateral may be subject to
legal proceedings.

o     U.S. Government Securities. These include obligations
issued or guaranteed by the U.S. Treasury or other U.S.
government agencies or corporate entities referred to as
"instrumentalities" of the U.S. government. The obligations
of U.S. government agencies or instrumentalities in which
the Fund may invest may or may not be guaranteed or
supported by the "full faith and credit" of the United
States. "Full faith and credit" means generally that the
taxing power of the U.S. government is pledged to the
payment of interest and repayment of principal on a
security. If a security is not backed by the full faith and
credit of the United States, the owner of the security must
look principally to the agency issuing the obligation for
repayment. The owner might not be able to assert a claim
against the United States if the issuing agency or
instrumentality does not meet its commitment. The Fund will
invest in securities of U.S. government agencies and
instrumentalities only if the Sub-Advisor is satisfied that
the credit risk with respect to such agency or
instrumentality is minimal.

o     Bank Obligations. The Fund may buy time deposits,
certificates of deposit and bankers' acceptances. They must
be :
o     obligations issued or guaranteed by a domestic or
               foreign bank (including a foreign branch of
               a domestic bank) having total assets of at
               least $1 billion,
o     banker's acceptances (which may or may not be
               supported by letters of credit) only if
               guaranteed by a U.S. commercial bank with
               total assets of at least U.S. $1 billion.

      The Fund can make time deposits. These are
non-negotiable deposits in a bank for a specified period of
time. They may be subject to early withdrawal penalties.
Time deposits that are subject to early withdrawal
penalties are subject to the Fund's limits on illiquid
investments, unless the time deposit matures in seven days
or less. "Banks" include commercial banks, savings banks
and savings and loan associations.

o     Commercial Paper. The Fund may invest in commercial
paper, if it is rated within the top two rating categories
of Standard & Poor's Rating Services ("Standard & Poor's")
and Moody's Investors Service, Inc., ("Moody's). If the
paper is not rated, it may be purchased if issued by a
company having a credit rating of at least "AA" by Standard
& Poor's or "Aa" by Moody's.

      The Fund may buy commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S.
banks, issued by other entities if the commercial paper is
guaranteed as

to principal and interest by a bank, government or
corporation whose certificates of deposit or commercial
paper may otherwise be purchased by the Fund.
o     Variable Amount Master Demand Notes. Master demand
notes are corporate obligations that permit the investment
of fluctuating amounts by the Fund at varying rates of
interest under direct arrangements between the Fund, as
lender, and the borrower. They permit daily changes in the
amounts borrowed. The Fund has the right to increase the
amount under the note at any time up to the full amount
provided by the note agreement, or to decrease the amount.
The borrower may prepay up to the full amount of the note
without penalty. These notes may or may not be backed by
bank letters of credit.

      Because these notes are direct lending arrangements
between the lender and borrower, it is not expected that
there will be a trading market for them. There is no
secondary market for these notes, although they are
redeemable (and thus are immediately repayable by the
borrower) at principal amount, plus accrued interest, at
any time. Accordingly, the Fund's right to redeem such
notes is dependent upon the ability of the borrower to pay
principal and interest on demand.

      The Fund has no limitations on the type of issuer
from whom these notes will be purchased. However, in
connection with such purchases and on an ongoing basis, the
Sub-Advisor will consider the earning power, cash flow and
other liquidity ratios of the issuer, and its ability to
pay principal and interest on demand, including a situation
in which all holders of such notes made demand
simultaneously. Investments in master demand notes are
subject to the limitation on investments by the Fund in
illiquid securities. Currently, the Fund does not intend
that its investments in variable amount master demand notes
will exceed 5% of its total assets.

|X|   Illiquid and Restricted Securities. Under the
policies and procedures established by the Fund's Board of
Trustees, the Manager determines the liquidity of certain
of the Fund's investments. Investments may be illiquid
because of the absence of an active trading market, making
it difficult to value them or dispose of them promptly at
an acceptable price. A restricted security is one that has
a contractual restriction on its resale or which cannot be
sold publicly until it is registered under the Securities
Act of 1933. The Fund will not invest more than 10% of its
net assets in illiquid or restricted securities. The Board
can increase that limit to 15%.

      The Fund has limitations that apply to purchases of
restricted securities as stated above. Those percentage
restrictions may not apply to purchases of restricted
securities that are eligible for sale to qualified
institutional purchasers under Rule 144A of the Securities
Act of 1933, if those securities have been determined to be
liquid by the Manager under Board-approved guidelines.
Those guidelines take into account the trading activity for
such securities and the availability of reliable pricing
information, among other factors. If there is a lack of
trading interest in a particular Rule 144A security, the
Fund's holdings of that security may be considered to be
illiquid.

      The Fund may also acquire restricted securities
through private placements. Those securities have
contractual restrictions on their public resale. Those
restrictions might limit the Fund's ability to dispose of
the securities and might lower the amount the Fund could
realize upon the sale.

      Illiquid securities include repurchase agreements
maturing in more than seven days and participation
interests that do not have puts exercisable within seven
days.

|X|    Borrowing for Leverage. The Fund has the ability to
borrow from banks or affiliated investment companies on an
unsecured basis to invest the borrowed funds in portfolio
securities. This speculative technique is known as
"leverage." Under current regulatory requirements,
borrowings can be made only to the extent that the value of
the Fund's assets, less
its liabilities other than borrowings, is equal to at least
300% of all borrowings (including the proposed borrowing).
If the value of the Fund's assets fails to meet this 300%
asset coverage requirement, the Fund will reduce its bank
debt within three days to meet the requirement. To do so,
the Fund might have to sell a portion of its investments at
a disadvantageous time.

      The Fund will pay interest on these loans, and that
interest expense will raise the overall expenses of the
Fund and reduce its returns. If it does borrow, its
expenses will be greater than comparable funds that do not
borrow for leverage. Additionally, the Fund's net asset
value per share might fluctuate more than that of funds
that do not borrow. Currently, the Fund does not
contemplate using this technique, but if it does so, it
will not likely do so to a substantial degree.

|X|   Loans of Portfolio Securities. To raise cash for
liquidity purposes, the Fund can lend its portfolio
securities to brokers, dealers and other types of financial
institutions. These loans are limited to not more than 25%
of the value of the Fund's total assets. The Fund currently
does not intend to engage in loans of securities in the
coming year, but if it does so, such loans will not likely
exceed 5% of the Fund's total assets.

      There are some risks in connection with securities
lending. The Fund might experience a delay in receiving
additional collateral to secure a loan, or a delay in
recovery of the loaned securities if the borrower defaults.
The Fund must receive collateral for a loan. Under current
applicable regulatory requirements (which are subject to
change), on each business day the loan collateral must be
at least equal to the value of the loaned securities. It
must consist of cash, bank letters of credit, securities of
the U.S. Government or its agencies or instrumentalities,
or other cash equivalents in which the Fund is permitted to
invest. To be acceptable as collateral, letters of credit
must obligate a bank to pay amounts demanded by the Fund if
the demand meets the terms of the letter. The terms of the
letter of credit and the issuing bank both must be
satisfactory to the Fund.

      When it lends securities, the Fund receives amounts
equal to the dividends or interest on loaned securities. It
also receives one or more of (a) negotiated loan fees, (b)
interest on securities used as collateral, and (c) interest
on any short-term debt securities purchased with such loan
collateral. Either type of interest may be shared with the
borrower. The Fund may also pay reasonable finders',
custodian and administrative fees in connection with these
loans. The terms of the Fund's loans must meet applicable
tests under the Internal Revenue Code and must permit the
Fund to reacquire loaned securities on five days' notice or
in time to vote on any important matter.

|X|   Interfund Borrowing and Lending Arrangements.
Consistent with its fundamental policies and pursuant to an
exemptive order issued by the Securities and Exchange
Commission ("SEC"), the Fund may engage in borrowing and
lending activities with other funds in the OppenheimerFunds
complex. Borrowing money from affiliated funds may afford
the Fund the flexibility to use the most cost-effective
alternative to satisfy its borrowing requirements. Lending
money to an affiliated fund may allow the Fund to obtain a
higher rate of return than it could from interest rates on
alternative short-term investments.  Implementation of
interfund lending will be accomplished consistent with
applicable regulatory requirements, including the
provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from
affiliated funds unless the terms of the borrowing
arrangement are at least as favorable as the terms the Fund
could otherwise negotiate with a third party.  To assure
that the Fund will not be disadvantaged by
borrowing from an affiliated fund, certain safeguards may
be implemented.  Examples of these safeguards include the
following:
o     the Fund will not borrow money from affiliated funds
               unless the interest rate is more favorable
               than available bank loan rates;
o     the Fund's borrowing from affiliated funds must be
               consistent with its investment objective and
               investment policies;
o     the loan rates will be the average of the overnight
               repurchase agreement rate available through
               the OppenheimerFunds joint repurchase
               agreement account and  a pre-established
               formula based on quotations from independent
               banks to approximate the lowest interest
               rate at which bank loans would be available
               to the Fund;
o     if the Fund has outstanding borrowings from all
               sources greater than 10% of its total
               assets, then the Fund must secure each
               additional outstanding interfund loan by
               segregating liquid assets of the Fund as
               collateral;
o     the Fund cannot borrow from an affiliated fund in
               excess of 125% of its total redemptions for
               the preceding seven days;
o     each interfund loan may be repaid on any day by the
               Fund; and
o     the Trustees will be provided with a report of all
               interfund loans and the Trustees will
               monitor all such borrowings to ensure that
               the Fund's participation is appropriate.

      There is a risk that the Fund could have an interfund
loan called on one day's notice. In that circumstance, the
Fund might have to borrow from a bank at a higher interest
cost if money to lend were not available from another
Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not
be disadvantaged by making loans to affiliated funds,
certain safeguards will be implemented. Examples of these
safeguards include the following:
o     the Fund will not lend money to affiliated funds
               unless the interest rate on such loan is
               determined to be reasonable under the
               circumstances;
o     the Fund may not make interfund loans in excess of
               15% of its net assets;
o     an interfund loan to any one affiliated fund shall
               not exceed 5% of the Fund's net assets;
o     an interfund loan may not be outstanding for more
               than seven days;
o     each interfund loan may be called on one business
               day's notice; and
o     the Manager will provide the Trustees reports on all
               interfund loans demonstrating that the
               Fund's participation is appropriate and that
               the loan is consistent with its investment
               objectives and policies.

      When the  Fund  lends  assets  to  another  affiliated
fund,  the Fund is  subject  to the risk that the  borrowing fund fails to repay the loan.

Investment in Other Investment Companies. The Fund can also
invest in the securities of other investment companies,
which can include open-end funds, closed-end funds and unit
investment trusts, subject to the limits set forth in the
Investment Company Act that apply to those types of
investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds
or unit investment trusts, listed on a stock exchange.  The
Fund might do so as a way of gaining exposure to the
segments of the equity or fixed-income markets represented
by the Exchange-Traded Funds' portfolio, at times when the
Fund may not be able to buy those portfolio securities
directly.

      Investing in another investment company may involve
the payment of substantial premiums above the value of such
investment company's portfolio securities and is subject to
limitations under the Investment Company Act.  The Fund
does not intend to invest in other investment companies
unless the Manager believes that the potential benefits of
the investment justify the payment of any premiums or sales
charges.  As a shareholder of an investment company, the
Fund would be subject to its ratable share of that
investment company's expenses, including its advisory and
administration expenses.  The Fund does not anticipate
investing a substantial amount of its net assets in shares
of other investment companies.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies
are those policies that the Fund has adopted to govern its
investments that can be changed only by the vote of a
"majority" of the Fund's outstanding voting securities.
Under the Investment Company Act, a "majority" vote is
defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by
            proxy at a shareholder meeting, if the holders
            of more than 50% of the outstanding shares are
            present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental
policy. Other policies described in the Prospectus or this
Statement of Additional Information are "fundamental" only
if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without
shareholder approval. However, significant changes to
investment policies will be described in supplements or
updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal
investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?
The following investment restrictions are fundamental
policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed
by any one issuer if more than 5% of its total assets would
be invested in securities of that issuer or if it would
then own more than 10% of that issuer's voting securities.
That restriction applies to 75% of the Fund's total assets.
The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities.

o     The Fund cannot concentrate investments. That means
it cannot invest 25% or more of its total assets in
companies in any one industry. Obligations of the U.S.
government, its agencies and instrumentalities are not
considered to be part of an "industry" for the purposes of
this restriction.

o     The Fund cannot underwrite securities of other
companies, except insofar as it might be deemed to be an
underwriter for purposes of the Securities Act of 1933 in
the resale of any securities held in its own portfolio.

o     The Fund cannot invest in real estate or interests in
real estate, but may purchase readily marketable securities
of companies holding real estate or interests therein.

o     The Fund cannot make loans, except to the extent
permitted under the 1940 Act, the rules or regulations
thereunder or any exemption therefrom, as such statute,
rules or regulations may be amended or interpreted from
time to time.

o     The Fund may not issue "senior securities" or borrow
money, except to the extent permitted under the 1940 Act,
the rules or regulations thereunder or any exemption
therefrom, as such statute, rules or regulations may be
amended or interpreted from time to time. 1

o     The Fund cannot invest in physical commodities or
commodity contracts; however, the Fund may (i) buy and sell
hedging instruments permitted by any of its other
investment policies, and (ii) buy and sell options,
futures, securities or other instruments backed by, or the
investment return from which is linked to changes in the
price of, physical commodities.

      For purposes of the Fund's fundamental policy not to
concentrate its assets in any one industry, as set forth
immediately above, the Fund has adopted the industry
classifications set forth in Appendix A to this Statement
of Additional Information. These industry classifications
may be changed from time to time by the Manager.

|X|   Does the Fund Have Additional Restrictions That Are
Not "Fundamental" Policies?

      The Fund has a number of other investment
restrictions that are not fundamental policies, which means
that they can be changed by the Board of Trustees without
shareholder approval.

o     The Fund cannot invest for the primary purpose of
acquiring control or management thereof.

o     The Fund cannot purchase securities on margin;
however, the Fund may make margin deposits in connection
with any of its investments.

o     The Fund cannot mortgage, hypothecate or pledge any
of its assets; escrow, collateral or margin arrangements
involved with any of its investments are not considered to
involve a mortgage, hypothecation or pledge.

o     With respect to the Fund's non-fundamental policy to
invest, under normal market circumstances, at least 80% of
its assets in stocks included in the S&P 500/Barra Growth
index, the Fund will provide at least 60 days prior notice
of any change in such policy, as required by the Investment
Company Act of 1940, as amended.

How the Fund Is Managed

Organization and History. The Fund is an open-end,
diversified management investment company with an unlimited
number of authorized shares of beneficial interest. The
Fund was organized as a Massachusetts business trust in
1998. On October 12, 2001, Oppenheimer Trinity Growth Fund
reorganized into the Fund and, concurrently with the
reorganization, the Fund changed its name from "Oppenheimer
Large Cap Growth Fund" to "Oppenheimer Trinity Large Cap
Growth Fund."

      The Fund is governed by a Board of Trustees, which is
responsible for protecting the interests of shareholders
under Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager. Although the Fund will not normally hold annual
meetings of its shareholders, it may hold shareholder
meetings from time to time on important matters, and
shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's
Declaration of Trust.

|X|   Classes  of  Shares.   The  Trustees  are  authorized,
without  shareholder  approval,  to create  new  series  and classes of shares.  The  Trustees  may  reclassify  unissued shares of the Fund into  additional  series  or  classes  of shares.  The Trustees  also may divide or combine the shares of a  class  into a  greater  or  lesser  number  of  shares without changing the proportionate  beneficial interest of a shareholder  in the  Fund.  Shares  do not  have  cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class
A, Class B, Class C, Class N and Class Y.  All classes
invest in the same investment portfolio.  Only retirement
plans may purchase Class N shares. Only certain
institutional investors may elect to purchase Class Y
shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
         different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
         interests of one class are different from
         interests of another class, and
o     votes as a class on matters that affect that class
         alone.

      Shares are freely transferable, and each share of
each class has one vote at shareholder meetings, with
fractional shares voting proportionally on matters
submitted to the vote of shareholders.  Each share of the
Fund represents an interest in the Fund proportionately
equal to the interest of each other share of the same class.

|X|   Meetings   of   Shareholders.   As   a   Massachusetts
business  trust,  the Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.
The Fund will hold  meetings  when  required to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so  when a  shareholder  meeting  is  called  by the
Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in
writing or vote of two-thirds of the outstanding shares of
the Fund, to remove a Trustee.  The Trustees will call a
meeting of shareholders to vote on the removal of a Trustee
upon the written request of the record holders of 10% of
its outstanding shares.  If the Trustees receive a request
from at least 10 shareholders stating that they wish to
communicate with other shareholders to request a meeting to
remove a
Trustee, the Trustees will then either make the Fund's
shareholder list available to the applicants or mail their
communication to all other shareholders at the applicants'
expense. The shareholders making the request must have been
shareholders for at least six months and must hold shares
of the Fund valued at $25,000 or more or constituting at
least 1% of the Fund's outstanding shares. The Trustees may
also take other action as permitted by the Investment
Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's
Declaration of Trust contains an express disclaimer of
shareholder or Trustee liability for the Fund's
obligations. It also provides for indemnification and
reimbursement of expenses out of the Fund's property for
any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that
upon request, the Fund shall assume the defense of any
claim made against a shareholder for any act or obligation
of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust
(such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk
that a Fund shareholder will incur financial loss from
being held liable as a "partner" of the Fund is limited to
the relatively remote circumstances in which the Fund would
be unable to meet its obligations.

      The Fund's contractual arrangements state that any
person doing business with the Fund (and each shareholder
of the Fund) agrees under its Declaration of Trust to look
solely to the assets of the Fund for satisfaction of any
claim or demand that may arise out of any dealings with the
Fund. Additionally, the Trustees shall have no personal
liability to any such person, to the extent permitted by
law.

Board of Trustees and Oversight Committees. The Fund is
governed by a Board of Trustees, which is responsible for
protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager.  Although the Fund will not normally hold annual
meetings of its shareholders, it may hold shareholder
meetings from time to time on important matters, and
shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study
Committee and a Proxy Committee.  The members of the Audit
Committee are Kenneth Randall (Chairman), Benjamin Lipstein
and Edward Regan.  The Audit Committee held five meetings
during the Fund's fiscal year ended July 31, 2002. The
Audit Committee provides the Board with recommendations
regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of
audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal
accounting procedures, and controls and reviews reports of
the Manager's internal auditor, among other duties as set
forth in the Committee's charter.

      The members of the Study Committee are Benjamin
Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.
The Study Committee held seven meetings during the Fund's
fiscal year ended July 31, 2002. The Study Committee
evaluates and reports to the Board on the Fund's
contractual arrangements, including the Investment Advisory
and Distribution Agreements, transfer and shareholder
service agreements and custodian agreements as well as the
policies and procedures adopted by the Fund to comply with
the Investment Company Act and other applicable law, among
other duties as set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan
(Chairman), Russell Reynolds and Clayton Yeutter.  The
Proxy Committee held no meetings during the Fund's fiscal
year ended July 31, 2002.  The Proxy Committee provides the
Board with recommendations for proxy voting and monitors
proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy,
each of the Trustees is an independent trustee of the Fund
("Independent Trustee"). Mr. Murphy is an "Interested
Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager,
and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions
held with the Fund and length of service in such
position(s) and their principal occupations and business
affiliations during the past five years are listed in the
chart below. The information for the Trustees also includes
the dollar range of shares of the Fund as well as the
aggregate dollar range of shares beneficially owned in any
of the Oppenheimer funds overseen by the Trustees. All of
the Trustees are also trustees or directors of the
following publicly offered Oppenheimer funds (referred to
as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer AMT-Free New York Municipals
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                 Oppenheimer U.S. Government Trust

      In addition to being a trustee or director of the
Board I Funds, Mr. Galli is also a director or trustee of
10 other portfolios in the OppenheimerFunds complex.
Present or former officers, directors, trustees and
employees (and their immediate family members) of the Fund,
the Manager and its affiliates, and retirement plans
established by them for their employees are permitted to
purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge.
The sales charges on Class A shares is waived for that
group because of the economies of sales efforts realized by
the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted
and Zack, and Mses. Bechtolt, Feld and Ives respectively
hold the same offices with one or more of the other Board I
Funds as with the Fund.  As of August 29, 2002 the Trustees
and officers of the Fund, as a group, owned of record or
beneficially less than 1% of each class of shares of the
Fund.  The foregoing statement does not reflect ownership
of shares of the Fund held of record by an employee benefit
plan for employees of the Manager, other than the shares
beneficially owned under the plan by the officers of the
Fund listed above. In addition, each Independent Trustee,
and his or her family members, do not own securities of
either the Manager, Distributor or Sub-Advisor of the Board
I Funds or any person directly or indirectly controlling,
controlled by or under common control with the Manager,
Distributor or Sub-Advisor.

|X|   Affiliated Transactions and Material Business
Relationships. Mr. Reynolds has reported he has a
controlling interest in The Directorship Search Group, Inc.
("The Directorship Search Group"), a director recruiting
firm that provided consulting services to Massachusetts
Mutual Life Insurance Company (which controls the Manager)
for fees aggregating $110,000
from January 1, 2000 through December 31, 2001, an amount
representing less than 5% of the annual revenues of The
Directorship Search Group, Inc. Mr. Reynolds estimates that
The Directorship Search Group will bill Massachusetts
Mutual Life Insurance Company $150,000 for services to be
provided during the calendar year 2002.

      The Independent Trustees have unanimously (except for
Mr. Reynolds, who abstained) determined that the consulting
arrangements between The Directorship Search Group, Inc.
and Massachusetts Mutual Life Insurance Company were not
material business or professional relationships that would
compromise Mr. Reynolds' status as an Independent Trustee.
Nonetheless, to assure certainty as to determinations of
the Board and the Independent Trustees as to matters upon
which the Investment Company Act or the rules thereunder
require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining
whether a quorum of Independent Trustees was present or
whether a majority of Independent Trustees approved the
matter.

     The address of each Trustee in the chart below is 6803
S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, until his or her
resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)   During  Past  5 Dollar     Aggregate
                                                                          Dollar
                                                                          Range of
                                                                          Shares
                                                                          Beneficially
                                                                          Owned in
                                                                          any of
                                                               Range of   the
Age, Position(s)                                               Shares     Oppenheimer
Held with Fund     Years  /  Other  Trusteeships/Directorships BeneficiallFunds
and Length of      Held by Trustee / Number of  Portfolios  in Owned in   Overseen
Service            Fund Complex Currently Overseen by Trustee   the Fund  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.         Of Counsel  (since  1993),  Hogan & Hartson   None    $50,001-$100,000
Yeutter,
Chairman of the    (a   law   firm).   Other    directorships:
Board of Trustees, Caterpillar,    Inc.   (since   1993)   and
Trustee since 1999 Weyerhaeuser Co. (since 1999).  Oversees 31
Age: 71            portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director of other  Oppenheimer   None       Over
Trustee since 1999 funds.   Formerly  Vice  Chairman  (October
Age: 69            1995-December   1997)   of   the   Manager.
                   Oversees    41     portfolios     in    the
                   OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.         The Director  (since 1991) of the Institute   None       Over
Griffiths,         for  Advanced   Study,   Princeton,   N.J.,
Trustee since 1999 director  (since  2001) of GSI Lumonics and
Age: 63            a  member  of  the   National   Academy  of
                   Sciences   (since   1979);   formerly   (in
                   descending  chronological order) a director
                   of Bankers Trust  Corporation,  Provost and
                   Professor    of    Mathematics    at   Duke
                   University,    a   director   of   Research
                   Triangle  Institute,  Raleigh,  N.C., and a
                   Professor   of   Mathematics   at   Harvard            $100,000
                   University.  Oversees 31  portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin           Professor  Emeritus  of  Marketing,   Stern   None       Over
Lipstein, Trustee  Graduate       School      of      Business
since 1999         Administration,    New   York   University.
Age: 79            Oversees    31     portfolios     in    the
                   OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,    Director (January 2002-present), Columbia   $None2       None3
Trustee since 2002 Equity Financial Corp. (privately-held
Age: 50            financial adviser); Managing Director
                   (January 2002-present), Carmona Motley,
                   Inc. (privately-held financial adviser);
                   Formerly he held the following positions:
                   Managing Director (January 1998-December
                   2001), Carmona Motley Hoffman, Inc.
                   (privately-held financial adviser);
                   Managing Director (January 1992-December
                   1997), Carmona Motley & Co.
                   (privately-held financial adviser).
                   Oversees 31 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B.       Author  and  architectural   historian;   a                       ,000
Moynihan,          trustee  of the  Freer  Gallery  of Art and
Trustee since 1999 Arthur  M.  Sackler  Gallery   (Smithsonian
Age: 72            Institute),   Trustees   Council   of   the
                   National  Building  Museum; a member of the   None    $50,001-$100
                   Trustees  Council,  Preservation  League of
                   New York State.  Oversees 31  portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.         A  director  of  Dominion  Resources,  Inc.   None       Over
Randall, Trustee   (electric   utility  holding  company)  and
since 1999         Prime Retail,  Inc. (real estate investment
Age: 75            trust);  formerly  a director  of  Dominion
                   Energy,  Inc. (electric power and oil & gas
                   producer),  President  and Chief  Executive
                   Officer  of  The  Conference   Board,  Inc.
                   (international    economic   and   business
                   research)  and  a  director  of  Lumbermens
                   Mutual    Casualty    Company,     American
                   Motorists  Insurance  Company and  American            $100,000
                   Manufacturers   Mutual  Insurance  Company.
                   Oversees    31     portfolios     in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,   President,    Baruch   College,   CUNY;   a $1-$10,000$50,001-$100,000
Trustee since 1999 director of RBAsset (real estate  manager);
Age: 72            a director of OffitBank;  formerly Trustee,
                   Financial  Accounting  Foundation (FASB and
                   GASB),   Senior   Fellow  of  Jerome   Levy
                   Economics    Institute,    Bard    College,
                   Chairman    of     Municipal     Assistance
                   Corporation  for the City of New York,  New
                   York State  Comptroller  and Trustee of New
                   York  State  and  Local   Retirement  Fund.
                   Oversees  31  investment  companies  in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.         Chairman  (since 1993) of The  Directorship   None    $10,001-$50,000
Reynolds, Jr.,     Search Group,  Inc.  (corporate  governance
Trustee since 1999 consulting  and  executive  recruiting);  a
Age: 70            life   trustee   of   International   House
                   (non-profit educational organization),  and
                   a  trustee  (since  1996) of the  Greenwich
                   Historical Society.  Oversees 31 portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,   Chairman  Emeritus  (since January 1991) of   None       Over
Vice Chairman of
the Board of       the Manager.  Formerly a director  (January
Trustees,          1969-August 1999) of the Manager.  Oversees
Trustee since 1999 31  portfolios   in  the   OppenheimerFunds            $100,000
Age: 76            complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498
Seventh Avenue, New York, NY 10018. Mr. Murphy serves for
an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,    Principal   Occupation(s)   During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)                                              Shares      Owned in
Held with Fund    Years  /  Other  Trusteeships/Directorships Beneficiallany of the
and Length of     Held by Trustee / Number of  Portfolios  in Owned in   Oppenheimer
Service           Fund Complex Currently Overseen by Trustee   the Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,   Chairman,   Chief  Executive   Officer  and
President and     director  (since  June 2001) and  President    None       Over
Trustee,          (since  September  2000)  of  the  Manager;             $100,000
Trustee since     President  and a  director  or  trustee  of
October 2001      other  Oppenheimer  funds;  President and a
Age: 53           director  (since July 2001) of  Oppenheimer
                  Acquisition  Corp.  (the  Manager's  parent
                  holding   company)   and   of   Oppenheimer
                  Partnership   Holdings,   Inc.  (a  holding
                  company  subsidiary  of  the  Manager);   a
                  director    (since    November   2001)   of
                  OppenheimerFunds   Distributor,   Inc.   (a
                  subsidiary of the Manager);  Chairman and a
                  director  (since July 2001) of  Shareholder
                  Services,    Inc.   and   of    Shareholder
                  Financial  Services,  Inc.  (transfer agent
                  subsidiaries  of  the  Manager);  President
                  and  a  director   (since   July  2001)  of
                  OppenheimerFunds    Legacy    Program    (a
                  charitable  trust  program  established  by
                  the Manager);  a director of the investment
                  advisory  subsidiaries of the Manager:  OFI
                  Institutional  Asset  Management,  Inc. and
                  Centennial  Asset  Management   Corporation
                  (since  November 2001),  HarbourView  Asset
                  Management   Corporation  and  OFI  Private
                  Investments,   Inc.   (since   July  2001);
                  President  (since  November  1, 2001) and a
                  director  (since July 2001) of  Oppenheimer
                  Real  Asset  Management,  Inc.;  a director
                  (since    November    2001)   of    Trinity
                  Investment  Management  Corp.  and  Tremont
                  Advisers,    Inc.    (Investment   advisory
                  affiliates of the Manager);  Executive Vice
                  President    (since   February   1997)   of
                  Massachusetts    Mutual   Life    Insurance
                  Company (the Manager's parent  company);  a
                  director   (since   June   1995)   of   DBL
                  Acquisition  Corporation;  formerly,  Chief
                  Operating  Officer   (September   2000-June
                  2001)  of  the   Manager;   President   and
                  trustee  (November  1999-November  2001) of
                  MML Series  Investment  Fund and MassMutual
                  Institutional  Funds  (open-end  investment
                  companies);     a    director    (September
                  1999-August  2000) of C.M.  Life  Insurance
                  Company;    President,    Chief   Executive
                  Officer     and     director     (September
                  1999-August  2000)  of MML Bay  State  Life
                  Insurance   Company;   a   director   (June
                  1989-June  1998) of  Emerald  Isle  Bancorp
                  and Hibernia  Savings Bank (a  wholly-owned
                  subsidiary   of  Emerald   Isle   Bancorp).
                  Oversees    69     portfolios     in    the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as
follows: Messrs. Molleur and Zack and Ms. Feld is 498
Seventh Avenue, New York, NY 10018, Messrs. Masterson,
Vottiero and Wixted and Mses. Bechtolt and Ives is 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves
for an annual term or until his or her resignation, death
or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age,       Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,          Senior Vice President and Treasurer  (since March 1999) of
Treasurer, Principal      the Manager;  Treasurer  (since March 1999) of HarbourView
Financial and Accounting  Asset Management Corporation,  Shareholder Services, Inc.,
Officer (since April      Oppenheimer    Real    Asset    Management    Corporation,
1999)                     Shareholder   Financial   Services,    Inc.,   Oppenheimer
Age: 42                   Partnership Holdings, Inc., OFI Private Investments,  Inc.
                          (since March 2000),  OppenheimerFunds  International  Ltd.
                          and Oppenheimer  Millennium Funds plc (since May 2000) and
                          OFI Institutional  Asset Management,  Inc. (since November
                          2000)  (offshore  fund  management   subsidiaries  of  the
                          Manager);  Treasurer and Chief  Financial  Officer  (since
                          May 2000) of  Oppenheimer  Trust  Company (a trust company subsidiary of the  Manager);  Assistant  Treasurer  (since
                          March  1999)  of   Oppenheimer   Acquisition   Corp.   and
                          OppenheimerFunds   Legacy   Program  (since  April  2000);
                          formerly  Principal  and Chief  Operating  Officer  (March
                          1995-March  1999),   Bankers  Trust   Company-Mutual  Fund
                          Services  Division.  An  officer of 85  portfolios  in the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,          Assistant Vice  President of the Manager (since  September
Assistant Treasurer       1998);   formerly   Manager/Fund   Accounting   (September
(since October 10, 2002)  1994-September  1998) of the  Manager.  An  officer  of 72
Age: 39                   portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                          Vice  President/Fund  Accounting  of  the  Manager  (since
Philip Vottiero,          March 2002); formerly Vice President/Corporate  Accounting
Assistant Treasurer       of the Manager  (July  1999-March  2002) prior to which he
(since August 15, 2002)   was Chief Financial Officer at Sovlink  Corporation (April
Age: 39                   1996-June  1999).  An  officer  of 72  portfolios  in  the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,           Senior  Vice  President   (since  May  1985)  and  General
Secretary (since          Counsel  (since  February  2002) of the  Manager;  General
November 1, 2001)         Counsel   and  a  director   (since   November   2001)  of
Age: 54                   OppenheimerFunds Distributor,  Inc.; Senior Vice President
                          and General  Counsel (since  November 2001) of HarbourView
                          Asset  Management   Corporation;   Vice  President  and  a
                          director (since November 2000) of Oppenheimer  Partnership
                          Holdings,  Inc.;  Senior Vice  President,  General Counsel
                          and  a  director  (since  November  2001)  of  Shareholder
                          Services,  Inc., Shareholder Financial Services, Inc., OFI
                          Private Investments,  Inc.,  Oppenheimer Trust Company and
                          OFI Institutional Asset Management,  Inc.; General Counsel
                          (since  November  2001)  of  Centennial  Asset  Management
                          Corporation;   a  director   (since   November   2001)  of
                          Oppenheimer  Real  Asset   Management,   Inc.;   Assistant
                          Secretary  and  a  director   (since   November  2001)  of
                          OppenheimerFunds   International   Ltd.;   Vice  President
                          (since November 2001) of OppenheimerFunds  Legacy Program;
                          Secretary    (since    November   2001)   of   Oppenheimer
                          Acquisition   Corp.;   formerly   Acting  General  Counsel
                          (November   2001-February   2002)  and  Associate  General
                          Counsel (May 1981-October 2001) of the Manager;  Assistant
                          Secretary   of    Shareholder    Services,    Inc.    (May
                          1985-November 2001),  Shareholder Financial Services, Inc.
                          (November     1989-November    2001);     OppenheimerFunds
                          International  Ltd. and Oppenheimer  Millennium  Funds plc
                          (October  1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,      Vice President and Assistant Counsel of the Manager
Assistant Secretary       (since July 1998); formerly, an associate with Davis,
(since August 15, 2002)   Graham, & Stubbs LLP (January 1997-June 1998). An officer
Age: 38                   of 72 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,         Vice  President and Senior  Counsel of the Manager  (since
Assistant Secretary       July  1999);  formerly  a  Vice  President  and  Associate
(since November 1, 2001)  Counsel of the  Manager  (September  1995-July  1999).  An
Age: 44                   officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,        Vice  President  and Senior  Counsel  (since July 1999) of
Assistant Secretary       the  Manager;   Vice   President   (since  June  1990)  of
(since November 1, 2001)  OppenheimerFunds   Distributor,   Inc.;   Director,   Vice
Age: 44                   President  and  Secretary  (since June 1999) of Centennial
                          Asset Management Corporation;  Vice President (since 1997)
                          of Oppenheimer Real Asset Management,  Inc.; formerly Vice
                          President  and  Associate  Counsel  of the  Manager  (June
                          1990-July  1999).  An  officer  of 85  portfolios  in  the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,         Vice President and Assistant  Counsel (since June 1998) of
Assistant Secretary       the   Manager;    Vice    President    (since   1999)   of
(since November 1, 2001)  OppenheimerFunds  Distributor,  Inc.;  Vice  President and
Age: 36                   Assistant Secretary (since 1999) of Shareholder  Services,
                          Inc.;   Assistant   Secretary  (since  December  2001)  of
                          OppenheimerFunds  Legacy Program and Shareholder Financial
                          Services,  Inc.;  formerly  Assistant  Vice  President and
                          Assistant  Counsel of the Manager (August 1997-June 1998);
                          Assistant  Counsel  of  the  Manager  (August  1994-August
                          1997).    An   officer   of   85    portfolios    in   the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund
and one of the Trustees of the Fund (Mr. Murphy) who are
affiliated with the Manager receive no salary or fee from
the Fund. The remaining Trustees of the Fund received the
compensation shown below from the Fund with respect to the
Fund's fiscal year ended July 31, 2002. The compensation
from all of the Board I Funds (including the Fund)
represents compensation received as a director, trustee or
member of a committee of the Boards during the calendar
year 2001.

----------------------------------------------------------------------------------
  Trustee Name and     Aggregate    Retirement     Estimated          Total
                                                                  Compensation
                                                     Annual         From All
                                                   Retirement      Oppenheimer
                                                 Benefits Paid   Funds For Which
                                     Benefits    at Retirement     Individual
     Other Fund                     Accrued as      from all        Serves As
    Position(s)      Compensation  Part of Fund  Board I Funds  Trustee/Director
  (as applicable)     from Fund1     Expenses     (33 Funds) 2     (33 Funds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clayton K. Yeutter        $0           $145         $31,982          $71,792
Chairman and
Proxy Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Galli           $0           $224         $32,7662        $202,8864
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip Griffiths         $0            $59          $6,803          $54,889
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Benjamin Lipstein         $0            $0          $118,911        $150,152
Study Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Leon Levy                 $0            $76         $137,560        $173,700
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joel W. Motley5           $0            $0             $0              $0
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elizabeth         B.      $0           $290         $52,348         $105,760
Moynihan
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Randall        $0           $176         $76,827          $97,012
Audit Committee
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward V. Regan           $0           $307         $42,748          $95,960
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Russell S.                $0           $190         $46,197          $71,792
Reynolds, Jr.
Proxy Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Spiro              $0            $71          $3,625          $64,080
----------------------------------------------------------------------------------
1.    Aggregate  compensation  from the Fund  includes  fees
   and deferred  compensation,  if any. No trustee fee expenses were  accrued to the Fund  during its last  fiscal  year for any Trustee.
2.    Estimated   annual   retirement   benefits   paid   at
   retirement   is  based  on  a  straight  life  payment  plan
   election.  The amount for Mr.  Galli  includes  $14,818  for serving as a trustee or  director  of 10  Oppenheimer  funds that are not Board I Funds.
3.    Effective  January 1,  2002,  Clayton  Yeutter  became
   Chairman  of the Board of  Trustees of the Board I Fund upon the retirement of Leon Levy.
4.    Includes  $97,126 for Mr. Galli for serving as trustee
   or  director  of 10  Oppenheimer  funds that are not Board I
   Funds.
5.    Appointed  to  the  Board  on  October  10,  2002  and
   therefore did not receive any compensation.

|X|   Retirement Plan for Trustees. The Fund has adopted a
retirement plan that provides for payments to retired
Independent Trustees. Payments are up to 80% of the average
compensation paid during a Trustee's five years of service
in which the highest compensation was received. A Trustee
must serve as trustee for any of the Board I Funds for at
least 15 years to be eligible for the maximum payment. Each
Trustee's retirement benefits will depend on the
amount of the Trustee's future compensation and length of
service.

|X|   Deferred Compensation Plan for Trustees. The Board of
Trustees has adopted a Deferred Compensation Plan for
disinterested trustees that enables them to elect to defer
receipt of all or a portion of the annual fees they are
entitled to receive from the Fund. Under the plan, the
compensation deferred by a Trustee is periodically adjusted
as though an equivalent amount had been invested in shares
of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan is determined
based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not
materially affect the Fund's assets, liabilities or net
income per share. The plan will not obligate the Fund to
retain the services of any Trustee or to pay any particular
level of compensation to any Trustee. Pursuant to an Order
issued by the Securities and Exchange Commission, the Fund
may invest in the funds selected by the Trustee under the
plan without shareholder approval for the limited purpose
of determining the value of the Trustee's deferred fee
account.

|X|   Major Shareholders. As of August 29, 2002, the only
persons who owned of record or who were known by the Fund
to own of record 5% or more of the Fund's outstanding Class
A, Class B, Class C, Class N and Class Y shares were:

      NFSC FEBO #EBP-389994, Double John Partnership, A
      Partnership, John Walker, 8655 Camargo Rd.,
      Cincinnati, OH 45243 who owned 47,318.612 Class C
      shares (5.37% of the Class C shares then outstanding).

      RPSS TR Medi Inc 401K Plan, Attn: Kathy Chen, 241
      Lombard St., Thousand Oaks, CA 91360-5807 which owned
      2,831.268 Class N shares (6.58% of the Class N shares
      then outstanding).

      RPSS TR IRA FBO Edward M. Braidic, 10 Baylor Blvd,
      Lewisburg, PA 17837-9203 who owned 3,156.662 Class N
      shares (7.33% of the Class N shares then outstanding).

      RPSS TR IRA FBO Donald Sinclair, 1816 N. Fremont St.,
      Chicago, IL 60614-5005 who owned 3,670.597 Class N
      shares (8.53% of the Class N shares then outstanding).

      RPSS TR SAR/SEP Miller Consulting Engineers FBO
      Raymond T. Miller, 4 Sibelius Ct., Lake Oswego, OR
      97035-1422 who owned 3,673.495 Class N shares (8.53%
      of the Class N shares then outstanding).

      RPSS TR ROLLOVER IRA FBO Garry J. Kroeger, 8104
      Melody Ln, Dickinson, TX 77539-7404 who owned
      8,605.986 Class N shares (20.00% of the Class N
      shares then outstanding).

      Persumma Financial Services, 275 Grove St.,
      Auburndale, MA 02466-2272 which owned 9,080.253 Class
      Y shares (97.92% of the Class Y shares then
      outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

|X|

      Code of Ethics. The Fund, the Manager, the
Sub-Advisor and the Distributor have a Code of Ethics. It
is designed to detect and prevent improper personal trading
by certain employees, including portfolio managers, that
would compete with or take advantage of the
Fund's portfolio transactions. Covered persons include
persons with knowledge of the investments and investment
intentions of the Fund and other funds advised by the
Manager. The Code of Ethics does permit personnel subject
to the Code to invest in securities, including securities
that may be purchased or held by the Fund, subject to a
number of restrictions and controls. Compliance with the
Code of Ethics is carefully monitored and enforced by the
Manager.

      The  Code  of  Ethics  is an  exhibit  to  the  Fund's
registration   statement   filed  with  the  Securities  and
Exchange  Commission  and can be reviewed  and copied at the
SEC's  Public  Reference  Room in  Washington,  D.C. You can
obtain  information  about  the  hours of  operation  of the
Public Reference Room by calling the SEC at  1.202.942.8090.
The Code of Ethics  can also be viewed as part of the Fund's registration  statement  on the SEC's EDGAR  database at the
SEC's  Internet  website  at  WWW.SEC.GOV.   Copies  may  be
                              -----------
obtained,  after  paying a  duplicating  fee, by  electronic
request     at     the     following     E-mail     address:
publicinfo@sec.gov.,  or by  writing  to  the  SEC's  Public
Reference Section, Washington, D.C. 20549-0102.

|X|   The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the
Fund under an investment advisory agreement between the
Manager and the Fund. The Manager handles the Fund's
day-to-day business, and the agreement permits the Manager
to enter into sub-advisory agreements with other registered
investment advisors to obtain specialized services for the
Fund, as long as the Fund is not obligated to pay any
additional fees for those services. The Manager has
retained the Sub-Advisor pursuant to a separate
Sub-Advisory Agreement, described below, under which the
Sub-Advisor buys and sells portfolio securities for the
Fund. The members of the portfolio management team of the
Fund are employed by the Sub-Advisor and are the persons
principally responsible for the day-to-day management of
the Fund's portfolio, as described below.

      Under the investment advisory agreement, the Fund
pays the Manager an annual fee in monthly installments,
based on the average daily net assets of the Fund. That fee
is described in the prospectus.

      The investment advisory agreement between the Fund
and the Manager requires the Manager, at its expense, to
provide the Fund with adequate office space, facilities and
equipment. It also requires the Manager to provide and
supervise the activities of all administrative and clerical
personnel required to provide effective administration for
the Fund. Those responsibilities include the compilation
and maintenance of records with respect to its operations,
the preparation and filing of specified reports, and
composition of proxy materials and registration statements
for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The advisory
agreement lists examples of expenses paid by the Fund. The
major categories relate to calculation of the Fund's net
asset values per share, interest, taxes, brokerage
commissions, fees to certain Trustees, legal and audit
expenses, custodian and transfer agent expenses, share
issuance costs, certain printing and registration costs and
non-recurring
expenses, including litigation costs. The management fees
paid by the Fund to the Manager are calculated at the rates
described in the Prospectus, which are applied to the
assets of the Fund as

a whole. The fees are allocated to each class of shares
based upon the relative proportion of the Fund's net assets
represented by that class.

------------------------------------------------------------------
Fiscal    Year   ended Management Fees Paid to OppenheimerFunds,
7/31:                                     Inc.
------------------------------------------------------------------
------------------------------------------------------------------
         2000                           $155,638
------------------------------------------------------------------
------------------------------------------------------------------
         2001                           $195,789
------------------------------------------------------------------
------------------------------------------------------------------
         2002                           $231,829
------------------------------------------------------------------

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss the Fund
sustains for any investment, adoption of any investment
policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as
investment advisor for any other person, firm or
corporation and to use the names "Oppenheimer" and
"Trinity" in connection with other investment companies for
which it may act as investment advisor or general
distributor. If the Manager shall no longer act as
investment advisor to the Fund, the Manager may withdraw
the right of the Fund to use the names "Oppenheimer" or
"Trinity" as part of its name.

      |X|   Annual Approval of Investment Advisory
Agreement. Each year, the Board of Trustees, including a
majority of the Independent Trustees is required to approve
the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and
evaluate and the Manager provide such information as may be
reasonably necessary to evaluate the terms of the
investment advisory agreement.  The Board employs an
independent consultant to prepare a report that provides
such information as the Board requested for this purpose.

      The Board also receives information about the 12b-1
distribution fees the Fund pays.  These distribution fees
are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in
arriving at its decision to renew the investment advisory
agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services
            provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison
            to regular market indices
o     Economies of scale that may be available to the Fund
            from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
            services received by the Fund from its
            relationship with the Manager, and
o     The direct and indirect benefits the Manager received
            from its relationship with the Fund.  These
            included services provided by the Distributor
            and the Transfer Agent, and brokerage and soft
            dollar arrangements permissible under Section
            28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund.  The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able to continue to
provide quality services to the Fund and its shareholders
in adverse times.  The Board also considered the investment
performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use
of the Manager.

      These matters were also considered by the Independent
Trustees meeting separately from the full Board with
experienced Counsel to the Fund who assisted the Board in
its deliberations.  The Fund's Counsel is independent of
the Manager within the meaning and intent of the SEC Rules
regarding the independence of counsel.

      After careful deliberation, the Board of concluded
that it was in the best interest of shareholders to
continue the investment advisory agreement for another
year. In arriving at a decision, the Board did not single
out any one factor or group of factors as being more
important than other factors, but considered all factors
together.  The Board judged the terms and conditions of the
investment advisory agreement, including the investment
advisory fee, in light of all of the surrounding
circumstances. The Board engages in a similar analysis and
approval process with respect to the Sub-Advisory Agreement.

The Sub-Advisor. The Sub-Advisor is a wholly-owned
subsidiary of Oppenheimer Acquisition Corp., a holding
company controlled by Massachusetts Mutual Life Insurance
Company. The Manager and the Sub-Advisor are affiliates.

      The Sub-Advisory Agreement. Under the Sub-Advisory
Agreement between the Manager and the Sub-Advisor, the
Sub-Advisor shall regularly provide investment advice with
respect to the Fund and invest and reinvest cash,
securities and the property comprising the assets of the
Fund. Under the Sub-Advisory Agreement, the Sub-Advisor
agrees not to change the portfolio management team of the
Fund without the written approval of the Manager. The
Sub-Advisor also agrees to provide assistance in the
distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays
the Sub-Advisor an annual fee in monthly installments,
based on the average daily net assets of the Fund. The fee
paid to the Sub-Advisor under the Sub-Advisory Agreement is
paid by the Manager, not by the Fund. The fee declines on
additional assets as the Fund grows: 0.25% of the first
$150 million of average annual net assets of the Fund;
0.17% of the next $350 million; and 0.14% of average annual
net assets in excess of $500 million.

      The Sub-Advisory Agreement states that in the absence
of willful misfeasance, bad faith, negligence or reckless
disregard of its duties or obligations, the Sub-Advisor
shall not be liable to the Manager for any act or omission
in the course of or connected with rendering services under
the Sub-Advisory Agreement or for any losses that may be
sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement
and the Sub-Advisory Agreement. One of the duties of the
Sub-Advisor under the Sub-Advisory Agreement is to arrange
the portfolio transactions for the Fund. The Fund's
investment advisory agreement with the Manager and the
Sub-Advisory Agreement contain provisions relating to the
employment of broker-dealers to effect the Fund's portfolio
transactions. The Manager and the Sub-Advisor are
authorized to employ broker-dealers, including "affiliated"
brokers, as that term is defined in the

Investment Company Act. They may employ broker-dealers
that, in their best judgment based on all relevant factors,
will implement the policy of the Fund to obtain, at
reasonable expense, the
"best execution" of the Fund's portfolio transactions.
Among other things, "best execution" means prompt and
reliable execution at the most favorable price obtainable.
      The  Manager  and  the   Sub-Advisor   need  not  seek
competitive  commission bidding.  However, they are expected to be aware of the current rates of eligible  brokers and to minimize the commissions paid to the extent  consistent with the  interests  and policies of the Fund as  established  by its Board of Trustees.

      The Manager and the Sub-Advisor may select brokers
(other than affiliates) that provide brokerage and/or
research services for the Fund and/or the other accounts
over which the Manager, the Sub-Advisor or their respective
affiliates have investment discretion. The commissions paid
to such brokers may be higher than another qualified broker
would charge, if the Manager or Sub-Advisor, as applicable,
makes a good faith determination that the commission is
fair and reasonable in relation to the services provided.
Subject to those considerations, as a factor in selecting
brokers for the Fund's portfolio transactions, the Manager
and the Sub-Advisor may also consider sales of shares of
the Fund and other investment companies for which the
Manager or an affiliate serves as investment advisor.

    The Sub-Advisory Agreement permits the Sub-Advisor to
enter into "soft-dollar" arrangements through the agency of
third parties to obtain services for the Fund. Pursuant to
these arrangements, the Sub-Advisor will undertake to place
brokerage business with broker-dealers who pay third
parties that provide services. Any such "soft-dollar"
arrangements will be made in accordance with policies
adopted by the Board of the Trustees and in compliance with
applicable law.

Brokerage Practices Followed by the Manager and
Sub-Advisor. Brokerage for the Fund is allocated subject to
the provisions of the investment advisory agreement and the
Sub-Advisory Agreement and the procedures and rules
described above. Generally, the Sub-Advisor's portfolio
traders allocate brokerage based upon recommendations from
the Fund's portfolio management team. In certain instances,
the team may directly place trades and allocate brokerage.
In either case, the Sub-Advisor's executive officers
supervise the allocation of brokerage.

      Transactions in securities other than those for which
an exchange is the primary market are generally done with
principals or market makers. In transactions on foreign
exchanges, the Fund may be required to pay fixed brokerage
commissions and therefore would not have the benefit of
negotiated commissions available in U.S. markets. Brokerage
commissions are paid primarily for transactions in listed
securities or for certain fixed-income agency transactions
in the secondary market. Otherwise brokerage commissions
are paid only if it appears likely that a better price or
execution can be obtained by doing so.

      The Sub-Advisor serves as investment manager to a
number of clients, including other investment companies,
and may in the future act as investment manager or advisor
to others. It is the practice of the Sub-Advisor to
allocate purchase or sale transactions among the Fund and
other clients whose assets it manages in a manner it deems
equitable. In making those allocations, the Sub-Advisor
considers several main factors, including the respective
investment objectives, the relative size of portfolio
holdings of the same or comparable securities, the
availability of cash for investment, the size of investment
commitments generally held and the opinions of the persons
responsible for managing the portfolio of the Fund and
other client's accounts.

      When orders to purchase or sell the same security on
identical terms are placed by more than one of the funds
and/or other advisory accounts managed by the Sub-Advisor
or its affiliates, the transactions are generally executed
as received, although a fund or advisory
account that does not direct trades to a specific broker
(these are called "free trades") usually will have its
order executed first. Orders placed by accounts that direct
trades to a specific broker will generally be executed
after the free trades. All orders placed on behalf of the
Fund are considered free trades. However, having an order
placed first in the market does not necessarily guarantee
the most favorable price. Purchases are combined where
possible for the purpose of negotiating brokerage
commissions. In some cases that practice might have a
detrimental effect on the price or volume of the security
in a particular transaction for the Fund.

    Purchases of portfolio securities from underwriters
include a commission or concession paid by the issuer to
the underwriter. Purchases from dealers include a spread
between the bid and asked prices. The Fund seeks to obtain
prompt execution of these orders at the most favorable net
price.

    The investment advisory agreement and the Sub-Advisory
Agreement permit the Manager and the Sub-Advisor to
allocate brokerage for research services. The research
services provided by a particular broker may be useful only
to one or more of the advisory accounts of the Sub-Advisor
and its affiliates. The investment research received for
the commissions of those other accounts may be useful both
to the Fund and one or more of the Sub-Advisor's other
accounts. Investment research may be supplied to the
Sub-Advisor by a third party at the instance of a broker
through which trades are placed.

    Investment research services include information and
analysis on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Sub-Advisor in a
non-research capacity (such as bookkeeping or other
administrative functions), then only the percentage or
component that provides assistance to the Sub-Advisor in
the investment decision-making process may be paid in
commission dollars.

    The research services provided by brokers broadens the
scope and supplements the research activities of the
Sub-Advisor. That research provides additional views and
comparisons for consideration, and helps the Sub-Advisor to
obtain market information for the valuation of securities
that are either held in the Fund's portfolio or are being
considered for purchase. The Sub-Advisor provides
information to the Manager and the Board about the
commissions paid to brokers furnishing such services,
together with the Sub-Advisor's representation that the
amount of such commissions was reasonably related to the
value or benefit of such services.

--------------------------------------------------------------------
 Fiscal Year Ended 7/31:   Total Brokerage Commissions Paid by the
                                            Fund1
--------------------------------------------------------------------
--------------------------------------------------------------------
          2000                             $58,490
--------------------------------------------------------------------
--------------------------------------------------------------------
          2001                             $43,245
--------------------------------------------------------------------
--------------------------------------------------------------------
          2002                             $52,384
--------------------------------------------------------------------
1.    Amounts  do not  include  spreads  or  concessions  on
         principal transactions on a net trade basis.
2.    In the  fiscal  period  ended  7/31/02,  the amount of
         transactions   directed   to   brokers   for
         research  services  was  $3,294,812  and the
         amount   of   the   concessions    paid   to
         broker-dealers   for  those   services   was
         $3,384.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares during
the Fund's three most recent fiscal years, and the
contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent
fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
7/31:     Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  2000        $97,002          $40,167
-------------------------------------------
-------------------------------------------
  2001        $82,302          $30,621
-------------------------------------------
-------------------------------------------
  2002        $141,710         $52,787
-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is
    an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on  Concessions on
Year      Class A Shares   Class B Shares   Class C Shares  Class N Shares
Ended     Advanced by      Advanced by      Advanced by     Advanced by
7/31:     Distributor1     Distributor1     Distributor1    Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2000         $5,583          $141,328         $8,962            N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2001         $5,084          $111,580         $11,260          None2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002         $5,810          $136,636         $26,045          $2,465
-----------------------------------------------------------------------------
1.    The  Distributor   advances   concession  payments  to
   dealers  for  certain  sales of  Class A  shares  and for
   sales  of Class B,  Class C and  Class N shares  from its
   own resources at the time of sale.
2.    The inception date of Class N shares was 3/1/01.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
7/31      Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002          $28            $39,010           $1,849            $11
-----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act.  Under those
plans the Fund pays the Distributor for all or a portion of
its costs incurred in connection with the distribution
and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of
Trustees, including a
majority of the Independent Trustees3, cast in person at a
meeting called for the purpose of voting on that plan.
      Under the plans, the Manager and the Distributor may
make payments to affiliates, in their sole discretion, from
time to time, may use their own resources (at no direct
cost to the fund) to make payments to brokers, dealers or
other financial institutions for distribution and
administrative services they perform. The Manager may use
its profits from the advisory fee it receives from the
Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments
they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan. A
plan may be terminated at any time by the vote of a
majority of the Independent Trustees or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees
must approve all material amendments to a plan. An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment. Because Class B shares
of the Fund automatically convert into Class A shares after
six (6) years, the Fund must obtain the approval of both
Class A and Class B shareholders for a proposed material
amendment to the Class A Plan that would materially
increase payments under the Plan. That approval must be by
a "majority" (as defined in the Investment Company Act) of
the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Trustees at least quarterly for its review.
The Reports shall detail the amount of all payments made
under a plan and the purpose for which the payments were
made. Those reports are subject to the review and approval
of the Independent Trustees.

      Each Plan states that while it is in effect, the
selection and nomination of those Trustees of the Fund who
are not "interested persons" of the Fund is committed to
the discretion of the Independent Trustees. This does not
prevent the involvement of others in the selection and
nomination process as long as the final decision as to
selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans for a class, no payment will be made
to any recipient in any quarter in which the aggregate net
asset value of all Fund shares of that class held by the
recipient for itself and its customers does not exceed a
minimum amount, if any, that may be set from time to time
by a majority of the Independent Trustees. The Board of
Trustees has set no minimum amount of assets to qualify for
payments under the plans.

|X|   Class A Service Plan Fees. . Under the Class A
service plan, the Distributor currently uses the fees it
receives from the Fund to pay brokers, dealers and other
financial institutions (they are referred to as
"recipients") for personal services and account maintenance
services they provide for their customers who hold Class A
shares. The services include, among others, answering
customer inquiries about the Fund, assisting in
establishing and maintaining accounts in the Fund, making
the Fund's investment plans available and providing other
services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net
assets of Class A shares. The Board has set the rate at
that level. While the plan permits the Board to authorize
payments to the Distributor to reimburse itself for
services under the plan, the Board has not yet done so,
except

in the case of the special arrangement described below. The
Distributor makes payments to plan recipients quarterly at
an annual rate not to exceed 0.25% of the average annual
net assets consisting of Class A shares held in the
accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject
to a contingent deferred sales charge by certain retirement
plans that purchased such shares prior to March 1, 2001
("grandfathered retirement accounts"), the Distributor
currently intends to pay the service fee to Recipients in
advance for the first year after the shares are purchased.
During the first year the shares are sold, the Distributor
retains the service fee to reimburse itself for the costs
of distributing the shares sold under this arrangement.
After the first year shares are outstanding, the
Distributor makes service fee payments to Recipients
quarterly on those shares.  The advance payment is based on
the net asset value of shares sold.  Shares purchased by
exchange do not qualify for the advance service fee
payment. If Class A shares purchased by grandfathered
retirement accounts are redeemed during the first year
after their purchase, the Recipient of the service fees on
those shares will be obligated to repay the Distributor a
pro rata portion of the advance payment of the service fee
made on those shares.

      For the fiscal year ended July 31, 2002, payments
made under the Class A Plan totaled $36,152 all of which
was paid by the Distributor to recipients that included
$4,170 paid to an affiliate of the Distributor's parent
company. Any unreimbursed expenses the Distributor incurs
with respect to Class A shares in any fiscal year cannot be
recovered in subsequent years. The Distributor may not use
payments received under the Class A Plan to pay any of its
interest expenses, carrying charges, or other financial
costs, or allocation of overhead.

|X|   Class B, Class C and Class N Service and Distribution
Plan Fees. Under each plan, service fees and distribution
fees are computed on the average of the net asset value of
shares in the respective class, determined as of the close
of each regular business day during the period.  The Class
B, Class C and Class N plans provide for the Distributor to
be compensated at a flat rate, whether the Distributor's
distribution expenses are more or less than the amounts
paid by the Fund under the plan during the period for which
the fee is paid.  The types of services that recipients
provide are similar to the services provided under the
Class A service plan, described above.

      Each Plan permits the Distributor to retain both the
asset-based sales charges and the service fees or to pay
recipients the service fee on a quarterly basis, without
payment in advance.  However, the Distributor currently
intends to pay the service fee to recipients in advance for
the first year after Class B, Class C and Class N shares
are purchased.  After the first year Class B, Class C or
Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments quarterly on those
shares.  The advance payment is based on the net asset
value of shares sold. Shares purchased by exchange do not
qualify for the advance service fee payment. If Class B,
Class C or Class N shares are redeemed during the first
year after their purchase, the recipient of the service
fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of
the service fee made on those shares. In cases where the
Distributor is the broker of record for Class B, Class C
and Class N shares, i.e. shareholders without the services
of a broker directly invest in the Fund, the Distributor
will retain the asset-based sales charge and service fee
for Class B, Class C and Class N shares.

      The asset-based sales charge and service fees
increase Class B and Class C expenses by 1.00% and the
asset-based sales charge and service fees increases Class N
expenses by 0.50% of the net assets per year of the
respective class.

      The Distributor retains the asset-based sales charge
on Class B and Class N shares. The Distributor retains the
asset-based sales charge on Class C shares during the first
year the shares are outstanding. It pays the asset-based
sales charge as an ongoing concession to the recipient on
Class C shares outstanding for a year or more. If a dealer
has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C or Class N
service fee and the asset-based sales charge to the dealer
quarterly in lieu of paying the sales concessions and
service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and
Class N shares allow investors to buy shares without a
front-end sales charge while allowing the Distributor to
compensate dealers that sell those shares. The Fund pays
the asset-based sales charges to the Distributor for its
services rendered in distributing Class B, Class C and
Class N shares. The payments are made to the Distributor in
recognition that the Distributor:
o     pays sales concessions to authorized brokers and
         dealers at the time of sale and pays service fees
         as described above,
o     may finance payment of sales concessions and/or the
         advance of the service fee payment to recipients
         under the plans, or may provide such financing
         from its own resources or from the resources of an
         affiliate,
o     employs personnel to support distribution of Class B,
         Class C and Class N shares, and
o     bears the costs of sales literature, advertising and
         prospectuses (other than those furnished to
         current shareholders) and state "blue sky"
         registration fees and certain other distribution
         expenses.
o     may not be able to adequately compensate dealers that
         sell Class B, Class C and Class N shares without
         receiving payment under the plans and therefore
         may not be able to offer such Classes for sale
         absent the plans,
o     receives payments under the plans consistent with the
         service fees and asset-based sales charges paid by
         other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the
         Fund in various third-party distribution programs
         that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      The Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans. If either the Class B, Class C or Class N
plan is terminated by the Fund, the Board of Trustees may
allow the Fund to continue payments of the asset-based
sales charge to the Distributor for distributing shares
before the plan was terminated.

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan     $114,591       $94,0511         $225,919            2.24%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan     $38,088        $18,2322          $28,625            1.45%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan       $432           $426            $3,927             1.95%
---------------------------------------------------------------------------------
1.    Includes   $1,677   paid  to  an   affiliate   of  the
    Distributor's parent company.
2.    Includes   $1,111   paid  to  an   affiliate   of  the
    Distributor's parent company.

    All payments under the Class B, Class C and Class N
plans are subject to the limitations imposed by the Conduct
Rules of the National Association of Securities Dealers,
Inc. on payments of asset-based sales charges and service
fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a
variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average
annual total return," "average annual total return at net
asset value" and "total return at net asset value." An
explanation of how total returns are calculated is set
forth below. You can obtain current performance information
by calling the Fund's Transfer Agent at 1.800.225.5567 or
by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the Securities and
Exchange Commission. Those rules describe the types of
performance data that may be used and how it is to be
calculated. In general, any advertisement by the Fund of
its performance data must include the average annual total
returns for the advertised class of shares of the Fund.
Those returns must be shown for the 1-, 5- and 10-year
periods (or the life of the class, if less) ending as of
the most recently ended calendar quarter prior to the
publication of the advertisement (or its submission for
publication).

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods. However, a
number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:

o     Total returns measure the performance of a
hypothetical account in the Fund over various periods and
do not show the performance of each shareholder's account.
Your account's performance will vary from the model
performance data if your dividends are received in cash, or
you buy or sell shares during the period, or you bought
your shares at a different time and price than the shares
used in the model.
o     An investment in the Fund is not insured by the FDIC
or any other government agency.
o

         The Fund's performance returns do not reflect the
effect of taxes on dividends and capital gains
distributions.
o     The principal value of the Fund's shares and total
returns are not guaranteed and normally will fluctuate on a
daily basis.
o     When an investor's shares are redeemed, they may be
worth more or less than their original cost.
o     Total returns for any given past period represent
historical performance information and are not, and should
not be considered, a prediction of future returns.

      The performance of each class of shares is shown
separately, because the performance of each class of shares
will usually be different. That is because of the different
kinds of expenses each class bears. The total returns of
each class of shares of the Fund are affected by market
conditions, the quality of the Fund's investments, the
maturity of debt investments, the types of investments the
Fund holds, and its operating expenses that are allocated
to the particular class.

|X|   Total Return Information. There are different types
of "total returns" to measure the Fund's performance. Total
return is the change in value of a hypothetical investment
in the Fund over a given period, assuming that all
dividends and capital gains distributions are reinvested in
additional shares and that the investment is redeemed at
the end of the period. Because of differences in expenses
for each class of shares, the total returns for each class
are separately measured. The cumulative total return
measures the change in value over the entire period (for
example, 10 years). An average annual total return shows
the average rate of return for each year in a period that
would produce the cumulative total return over the entire
period. However, average annual total returns do not show
actual year-by-year performance. The Fund uses standardized
calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the
current maximum sales charge of 5.75% (as a percentage of
the offering price) is deducted from the initial investment
("P") (unless the return is shown without sales charge, as
described below). For Class B shares, payment of the
applicable contingent deferred sales charge is applied,
depending on the period for which the return is shown: 5.0%
in the first year, 4.0% in the second year, 3.0% in the
third and fourth years, 2.0% in the fifth year, 1.0% in the
sixth year and none thereafter. For Class C shares, the
1.0% contingent deferred sales charge is deducted for
returns for the one-year period. For Class N shares, the 1%
contingent deferred sales charge is deducted for returns
for the one year  period. Class N total returns may also be
calculated for the periods prior to 3/1/01 (the inception
date for Class N shares), based on the Fund's Class A
returns, adjusted to reflect the higher Class N 12b-1 fees.
There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual
total return" of each class is an average annual compounded
rate of return for each year in a specified number of
years. It is the rate of return based on the change in
value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in
the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the
following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o

         Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years. Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis. Cumulative total return
is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time
the Fund may also quote a cumulative or an average annual
total return "at net asset value" (without deducting sales
charges) for Class A, Class B, Class C or Class N shares.
There is no sales charge on Class Y shares. Each is based
on the difference in net asset value per share at the
beginning and the end of the period for a hypothetical
investment in that class of shares (without considering
front-end or contingent deferred sales charges) and takes
into consideration the reinvestment of dividends and
capital gains distributions.

---------------------------------------------------------------
   The Fund's Total Returns for the Periods Ended 07/31/02
---------------------------------------------------------------
---------------------------------------------------------------
Class of  Cumulative           Average Annual Total Returns
          Total    Returns
          (10   Years   or
 Shares   Life of Class)
---------------------------------------------------------------
---------------------------------------------------------------
                                 1-Year            5-Year
                                                (or life of
                                                   class)
---------------------------------------------------------------
---------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
          Charge   Charge   Charge   Charge   Charge   Charge
---------------------------------------------------------------
---------------------------------------------------------------
Class A   -33.38%1 -29.31%1 -28.76%  -24.41%  -10.61%1 -9.13%1
---------------------------------------------------------------
---------------------------------------------------------------
Class B   -36.14%1 -34.35%1 -28.69%  -24.94%  -12.30%1 -11.59%1
---------------------------------------------------------------
---------------------------------------------------------------
Class C   -34.35%1 -34.35%1 -25.78%  -25.03%  -11.59%1 -11.59%1
---------------------------------------------------------------
---------------------------------------------------------------
Class N   -29.72%2 -29.01%2 -25.34%  -24.59%  -22.04%2 -21.49%2
---------------------------------------------------------------
---------------------------------------------------------------
Class Y     N/A    -28.05%1   N/A    -23.99%    N/A    -8.69%1
---------------------------------------------------------------
1.    Inception date of Class A and Class Y:    12/17/98
2.    Inception date of Class B and Class C:    3/1/99
         3.    Inception date of Class N:       3/01/01

     ----------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares1 (After Sales
                    Charge) For the Periods Ended 07/31/02
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
                                         1-Year              5-Year
                                                       (or life of class)
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     After Taxes on Distributions        -28.76%            -11.49%1
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     After Taxes on Distributions        -17.51%             -8.45%1
     and Redemption of Fund Shares
     ----------------------------------------------------------------------
     1. Inception date of Class A:   09/01/99

Other  Performance   Comparisons.   The  Fund  compares  its
performance    annually   to   that   of   an    appropriate
broadly-based   market   index  in  its  Annual   Report  to
shareholders.  You can obtain that information by contacting the Transfer  Agent at the  addresses  or telephone  numbers
shown  on  the  cover  of  this   Statement  of   Additional
Information.  The Fund may also compare its  performance  to that of other investments,  including other mutual funds, or use  rankings  of its  performance  by  independent  ranking entities.  Examples of these performance comparisons are set forth below.

|X|   Lipper Rankings. From time to time the Fund may
publish the ranking of the performance of its classes of
shares by Lipper, Inc. Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors
the performance of regulated investment companies,
including the Fund, and ranks their performance for various
periods in categories based on investment styles. Lipper
currently ranks the Fund's performance against all other
growth funds. The Lipper performance rankings are based on
total returns that include the reinvestment of capital gain
distributions and income dividends but do not take sales
charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds
in a category that it monitors and averages of the
performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may
publish the star rating of the performance of its classes
of shares by Morningstar, Inc., an independent mutual fund

monitoring service.  Morningstar rates mutual funds in
their specialized market sector.  The Fund is rated among
the domestic stock funds category.
      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category
receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and
the bottom 10% receive 1 star.  (Each share class is
counted as a fraction of one fund within this scale and
rated separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

|X|   Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar. The performance
of the Fund's classes of shares may be compared in
publications to the performance of various market indices
or other investments, and averages, performance rankings or
other benchmarks prepared by recognized mutual fund
statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share prices are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
Fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,
o

      information about the performance of certain
         securities or commodities markets or segments of
         those markets,
o     information about the performance of the economies of
         particular countries or regions,
o     the  earnings  of  companies  included  in segments of
         particular    industries,    sectors,    securities
         markets, countries or regions,
o     the  availability  of different types of securities or
         offerings of securities,
o     information  relating  to the gross  national or gross
         domestic  product  of the  United  States  or other
         countries or regions,
o     comparisons  of various  market  sectors or indices to
         demonstrate    performance,    risk,    or    other
         characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix B
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

AccountLink.  When shares are purchased through
AccountLink, each purchase must be at least $50 and
                                                ---
shareholders must invest at least $500 before an Asset
Builder Plan can be established on a new account. Accounts
established prior to November 1, 2002 will remain at $25
for additional purchases. Shares will be purchased on the
regular business day the Distributor is instructed to
initiate the Automated Clearing House ("ACH") transfer to
buy the shares.  Dividends will begin to accrue on shares
purchased with the proceeds of ACH transfers on the
business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of the
Exchange. The Exchange normally closes at 4:00 P.M., but
may close earlier on certain days.  If Federal Funds are
received on a business day after the close of the Exchange,
the shares will be purchased and dividends will begin to
accrue on the next regular business day.  The proceeds of
ACH transfers are normally received by the Fund three days
after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase
order. The Distributor and the Fund are not responsible for
any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales.  No sales charge is imposed in certain
other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and 403(b)
            plans), or for your joint accounts, or for
            trust or custodial accounts on behalf of your
            children who are minors, and
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to reduce
            the sales charge rate that applies to current
            purchases of Class A shares, and

o     Class A and Class B shares of Oppenheimer funds you
            previously purchased subject to an initial or
            contingent deferred sales charge to reduce the
            sales charge rate for current purchases of
            Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.
      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Bond Fund                     Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
                                          OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds and Oppenheimer Senior
Floating Rate Fund. Under certain circumstances described
in this Statement of Additional Information, redemption
proceeds of certain money market fund shares may be subject
to a contingent deferred sales charge.
Letters of Intent.  Under a Letter of Intent, if you
purchase Class A shares or Class A and Class B shares of
the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares.  The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period.  You can include
purchases made up to 90 days before the date of the
Letter.  Letters of Intent do not consider Class C or Class
N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in
writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this
may include purchases made up to 90 days prior to the date
of the Letter.  The Letter states the investor's intention
to make the aggregate amount of purchases of shares which,
when added to the investor's holdings of shares of those
funds, will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares.  Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter of Intent period,
when added to the value (at offering price) of the
investor's holdings of shares on the last day of that
period, do not equal or exceed the intended purchase
amount, the investor agrees to pay the additional amount of
sales charge applicable to such purchases. That amount is
described in "Terms of Escrow," below (those terms may be
amended by the Distributor from time to time).  The
investor agrees that shares equal in value to 5% of the
intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the
investor agrees to be bound by the terms of the Prospectus,
this Statement of Additional Information and the
application used for a Letter of Intent. If those terms are
amended, as they may be from time to time by the Fund, the
investor agrees to be bound by the amended terms and that
those amendments will apply automatically to existing
Letters of Intent.

      If the total eligible purchases made during the
Letter of Intent period do not equal or exceed the intended
purchase amount, the concessions previously paid to the
dealer of record for the account and the amount of sales
charge retained by the Distributor will be adjusted to the
rates applicable to actual total purchases.  If total
eligible purchases during the Letter of Intent period
exceed the intended purchase amount and exceed the amount
needed to qualify for the next sales charge rate reduction
set forth in the Prospectus, the sales charges paid will be

adjusted to the lower rate. That adjustment will be made
only if and when the dealer returns to
the Distributor the excess of the amount of concessions
allowed or paid to the dealer over the amount of
concessions that apply to the actual amount of purchases.
The excess concessions returned to the Distributor will be
used to purchase additional shares for the investor's
account at the net asset value per share in effect on the
date of such purchase, promptly after the Distributor's
receipt thereof.
      The Transfer Agent will not hold shares in escrow for
purchases of shares of the Fund and other Oppenheimer funds
by OppenheimerFunds prototype 401(k) plans under a Letter
of Intent. If the intended purchase amount under a Letter
of Intent entered into by an OppenheimerFunds prototype
401(k) plan is not purchased by the plan by the end of the
Letter of Intent period, there will be no adjustment of
concessions paid to the broker-dealer or financial
institution of record for accounts held in the name of that
plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter of Intent period will be
deducted.  It is the responsibility of the dealer of record
and/or the investor to advise the Distributor about the
Letter in placing any purchase orders for the investor
during the Letter of Intent period.  All of such purchases
must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent.  For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase).  Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter of
Intent period, the escrowed shares will be promptly
released to the investor.

      3. If, at the end of the 13-month Letter of Intent
period the total purchases pursuant to the Letter are less
than the intended purchase amount specified in the Letter,
the investor must remit to the Distributor an amount equal
to the difference between the dollar amount of sales
charges actually paid and the amount of sales charges which
would have been paid if the total amount purchased had been
made at a single time.  That sales charge adjustment will
apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges.  Full and fractional shares remaining after such
redemption will be released from escrow.  If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)

         Class A shares sold with a front-end sales charge
            or subject to a Class A contingent deferred
            sales charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. For those accounts
established prior to November 1, 2002 and which have
previously established Asset Builder Plans, additional
purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the
redemption restrictions for recent purchases described in
the Prospectus.  Asset Builder Plans are available only if
your bank is an ACH member.  Asset Builder Plans may not be
used to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically.  Normally the debit will be made two
business days prior to the investment dates you selected on
your application.  Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor.  Complete the application
and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them.  The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix B to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have
their Class B shares converted to Class A shares of the
Fund when the plan's applicable

investments reach $5 million.  OppenheimerFunds has entered
into arrangements with certain record keepers whereby the
Transfer Agent compensates the record keeper for its record
keeping and account servicing functions that it performs on
behalf of the participant level accounts of a retirement
plan.  While such compensation may act to reduce the record
keeping fees charged by the retirement plan's record
keeper, that compensation arrangement may be terminated at
any time, potentially affecting the record keeping fees
charged by the retirement plan's record keeper.
Cancellation of Purchase Orders.  Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund.  However, each class has different shareholder
privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund.  A salesperson who is
entitled to receive compensation from his or her firm for
selling Fund shares may receive different levels of
compensation for selling one class of shares rather than
another.

      The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

|X|   Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as
described in the Prospectus, no sales concessions will be
paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the
redemption proceeds of shares of another mutual fund
offered as an investment option in a retirement plan in
which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under
that plan. Additionally, that concession will not be paid
on purchases of Class A shares by a retirement plan made
with the redemption proceeds of Class N shares of one or
more Oppenheimer funds held by the plan for more than 18
months.

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares after six years is not treated as a
taxable event for the shareholder. If those laws or the IRS
interpretation of those laws should change, the automatic
conversion feature may be suspended. In that event, no
further conversions of Class B shares would occur while
that suspension remained in effect.  Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares.  In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE
            IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B
            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds.
o     to certain customers of broker-dealers and financial
            advisors that are identified in a special
            agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-
o     sponsored Pinnacle or Ascender 401(k) plan to any IRA
            invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of  Class
            C shares of one or more Oppenheimer funds held
            by the plan for more than one year (other than
            rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA
            invested in the Oppenheimer funds), and
o

         on purchases of Class N shares by an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds.
      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Trustees' fees, transfer agency fees, legal fees and
auditing costs.  Those expenses are paid out of the Fund's
assets and are  not paid directly by shareholders.
However, those expenses reduce the net asset values of
shares, and therefore are indirectly borne by shareholders
through their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses.  General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class.  Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, organization and start-up costs, interest,
taxes and brokerage commissions, and non-recurring
expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class.  Examples of such expenses include
distribution and  service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee
is assessed on any account valued at less than $500. This
fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the
      automatic conversion of shares from Class B to Class
      A shares;
o     Accounts with an active Asset Builder Plan, payroll
      deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts
      that are making continuing purchases;
o     Certain accounts held by broker-dealers through the
      National Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due
      solely to market fluctuations within the 12-month
      period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying
accounts annually on or about the second to last business
day of September.  This annual fee is waived for any
shareholders who elect to access their account documents
through electronic document delivery rather than in paper
copy and who elect to utilize the Internet or PhoneLink as
their primary source for their
general servicing needs.  To sign up to access account
documents electronically via eDocs Direct, please visit the
Service Center on our website at WWW.OPPENHEIMERFUNDS.COM
                                 ------------------------
or call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share.  The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding.  The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is
subject to change) states that it will close on New Year's
Day, Presidents' Day, Martin Luther King, Jr. Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on
other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless
the Manager determines that the event is likely to effect a
material change in the value of the security. The Manager,
or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under
procedures established by the Board and subject to the
approval, ratification and confirmation by the Board at its
next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of
Trustees has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:
o     Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they
               are valued at the last reported sale price
               on the principal exchange on which they are
               traded or on Nasdaq, as applicable, on that
               day, or

(2)   if last sale information is not available on a
               valuation date, they are valued at the last
               reported sale price preceding the valuation
               date if it is within the spread of the
               closing "bid" and "asked" prices on the
               valuation date or, if not,  at the closing
               "bid" price on the valuation date.
o     Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing
               service approved by the Board of Trustees,
               or

(2)   at the last sale price obtained by the Manager from
               the report of the principal exchange on
               which the security is traded at its last
               trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices
               obtained from the principal exchange on
               which the security is traded or, on the
               basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity
   in excess of 60 days are valued based on the mean
   between the "bid" and "asked" prices determined by a
   portfolio pricing service approved by the Fund's Board
   of Trustees or obtained by the Manager from two active
   market makers in the security on the basis of reasonable
   inquiry.
o     The following securities are valued at the mean
   between the "bid" and "asked" prices determined by a
   pricing service approved by the Fund's Board of Trustees
   or obtained by the Manager from two active market makers
   in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less than
               397 days when issued that have a remaining
               maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures.  If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Trustees. The pricing service may
use "matrix" comparisons to the prices for comparable
instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the
tax-exempt status of the interest paid by municipal
securities).  The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.

      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on Nasdaq, as applicable, as determined by a pricing
service approved
by the Board of Trustees or by the Manager.  If there were
no sales that day, they shall be valued at the last sale
price on the preceding trading day if it is within the
spread of the closing "bid" and "asked" prices on the
principal exchange or on Nasdaq on the valuation date. If
not, the value shall be the closing bid price on the
principal exchange or on Nasdaq on the valuation date.
If the put, call or future is not traded on an exchange or
on Nasdaq, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active
market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received.  If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction.  If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
      charge or Class A shares on which a contingent
      deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
      contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order.  The shareholder must ask the Transfer Agent for
that privilege at the time of reinvestment. This privilege
does not apply to Class C, Class N or Class Y shares. The
Fund may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain.  If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment.  Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid.  That would reduce the
loss or increase the gain recognized from the

redemption.  However, in that case the sales charge would
be added to the basis of the shares acquired by the
reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash. In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $500 or such lesser amount as the
Board may fix. The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations. If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares.  When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans.  Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;

(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.
      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts.  The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent
assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers.  The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers.  Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of the Exchangeon a regular business day, it will
be processed at that day's net asset value if the order was
received by the dealer or broker from its customers prior
to the time the Exchange closes. Normally, the Exchange
closes at 4:00 P.M., but may do so earlier on some days.
Additionally, the order must have been transmitted to and
received by the Distributor prior to its close of business
that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan.  Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment.  Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent.  Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the
account application.  If a contingent deferred sales charge
applies to the redemption, the amount of the check or
payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below.  These
provisions may be
amended from time to time by the Fund and/or the
Distributor.  When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

|X|   Automatic   Withdrawal  Plans.  Fund  shares  will  be
redeemed as necessary to meet  withdrawal  payments.  Shares acquired  without a sales  charge  will be  redeemed  first.
Shares acquired with reinvested  dividends and capital gains distributions  will be  redeemed  next,  followed  by shares acquired  with a sales  charge,  to the extent  necessary to
make   withdrawal   payments.   Depending  upon  the  amount
withdrawn,   the  investor's   principal  may  be  depleted.
Payments  made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the Plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date.  Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect.  The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent.  The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use shares held under the Plan as collateral for a
debt, the Planholder may request issuance of a portion of
the shares in certificated form.  Upon written request from
the Planholder, the Transfer Agent will determine the
number of shares for which a certificate may be issued
without causing the withdrawal checks to stop. However,
should such uncertificated shares become exhausted, Plan
withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o

   All of the Oppenheimer funds currently offer Class A, B,
      C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer AMT-Free New York           Rochester Fund Municipals
      Municipals
      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer AMT-Free New York
                                              Municipals
      Oppenheimer Convertible Securities Fund Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Quest Global Value
                                              Fund, Inc.
      Oppenheimer Gold & Special Minerals     Oppenheimer Rochester National
      Fund                                    Municipals
      Oppenheimer International Bond Fund     Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer International Growth Fund   Oppenheimer Small Cap Value Fund
      Oppenheimer International Small         Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be made
      to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase
      shares of Oppenheimer Capital Preservation Fund, and
      only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate
      Fund are not available by exchange of shares of
      Oppenheimer Money Market Fund or Class A shares of
      Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury
      Advisors S&P Index Fund and Oppenheimer Select
      Managers QM Active Balanced Fund are only available
      to

       retirement plans and are available only by exchange
       from the same class of shares of other Oppenheimer
       funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged
      at net asset value for shares of any money market
      fund offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period for that Class A
contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund
acquired in the exchange. The Class A shares of

Oppenheimer Senior Floating Rate Fund acquired in that
exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are
repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within six
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

o     With respect to Class N shares, a 1% contingent
deferred sales charge will be imposed if the retirement
plan (not including IRAs and 403(b) plans) is terminated or
Class N shares of all Oppenheimer funds are terminated as
an investment option of the plan and Class N shares are
redeemed within 18 months after the plan's first purchase
of Class N shares of any Oppenheimer fund or with respect
to an individual retirement plan or 403(b) plan, Class N
shares are redeemed within 18 months of the plan's first
purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed
to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales
charge will be followed in determining the order in which
the shares are exchanged. Before exchanging shares,
shareholders should take into account how the exchange may
affect any contingent deferred sales charge that might be
imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account.  The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging
shares by telephone, a shareholder must have an existing
account in the fund to which the exchange is to be made.
Otherwise, the investors must obtain a prospectus of that
fund before the exchange request may be submitted. If all
telephone lines are busy (which might occur, for example,
during periods of substantial market fluctuations),
shareholders might not be able to request exchanges by
telephone and would have to submit written exchange
requests.

|X|

      Processing  Exchange Requests.  Shares to be exchanged
are redeemed on the regular  business day the Transfer Agent
receives   an   exchange   request   in  proper   form  (the
"Redemption  Date").  Normally,  shares  of the  fund  to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one
fund to another, any special account feature such as an
Asset Builder Plan or Automatic Withdrawal Plan, will be
switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption
and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account
in Oppenheimer Senior Floating Rate Fund.
      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request.  In those cases, only the shares
available for exchange without restriction will be
exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange.  For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another.  "Reinvestment Privilege," above, discusses
some of the tax consequences of reinvestment of redemption
proceeds in such cases.  The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend
rate and there can be no assurance as to the payment of any
dividends or the realization of any capital gains. The
dividends and distributions paid by a class of shares will
vary from time to time depending on market conditions, the
composition of the Fund's portfolio, and expenses borne by
the Fund or borne separately by a class. Dividends are
calculated in the same manner, at the same time, and on the
same day for each class of shares. However, dividends on
Class B, Class C and Class N shares are expected to be
lower than dividends on Class A and Class Y shares. That is
because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares.. Those dividends will
also differ in amount as a consequence of any difference in
the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the
redemption of Fund shares represented by checks returned to
the Transfer Agent by the Postal Service as undeliverable
will be invested in shares of Oppenheimer Money Market
Fund, Inc. Reinvestment will be made as promptly as
possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise
idle funds. Unclaimed accounts may be subject to state
escheatment laws,

and the Fund and the Transfer Agent will not be liable to
shareholders or their representatives for compliance with
those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly
highlighted in the Prospectus. The following is only a
summary of certain additional tax considerations generally
affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this
Statement of Additional Information is based on tax law in
effect on the date of the Prospectus and this Statement of
Additional Information. Those laws and regulations may be
changed by legislative, judicial, or administrative action,
sometimes with retroactive effect. State and local tax
treatment of ordinary income dividends and capital gain
dividends from regulated investment companies may differ
from the treatment under the Internal Revenue Code
described below. Potential purchasers of shares of the Fund
are urged to consult their tax advisers with specific
reference to their own tax circumstances as well as the
consequences of federal, state and local tax rules
affecting an investment in the Fund.
|X|   Qualification as a Regulated Investment Company.  The
Fund has elected to be taxed as a regulated investment
company under Subchapter M of the Internal Revenue Code of
1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of
its net investment income (that is, taxable interest,
dividends, and other taxable ordinary income, net of
expenses) and capital gain net income (that is, the excess
of net long-term capital gains over net short-term capital
losses) that it distributes to shareholders. That
qualification enables the Fund to "pass through" its income
and realized capital gains to shareholders without having
to pay tax on them. This avoids a "double tax" on that
income and capital gains, since shareholders normally will
be taxed on the dividends and capital gains they receive
from the Fund (unless their Fund shares are held in a
retirement account or the shareholder is otherwise exempt
from tax).

      The Internal Revenue Code contains a number of
complex tests relating to qualification that the Fund might
not meet in a particular year. If it did not qualify as a
regulated investment
company, the Fund would be treated for tax purposes as an
ordinary corporation and would receive no tax deduction for
payments made to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) for the taxable year. The Fund must also
satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by
the Fund made during the taxable year or, under specified
circumstances, within 12 months after the close of the
taxable year, will be considered distributions of income
and gains for the taxable year and will therefore count
toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the

close of each quarter of the Fund's taxable year, at least
50% of the value of the Fund's assets must consist of cash
and cash items (including receivables), U.S. government
securities, securities of other regulated investment
companies, and securities of other issuers. As to each of
those issuers, the Fund must not have invested more than 5%
of the value of the Fund's total assets in securities of
each such issuer and the Fund must not hold more than 10%
of the outstanding voting securities of each such issuer.
No more than 25% of the value of its total assets may be
invested in the securities of any one issuer (other than
U.S. government securities and securities of other
regulated investment
companies), or in two or more issuers which the Fund
controls and which are engaged in the same or similar
trades or businesses. For purposes of this test,
obligations issued or guaranteed by certain agencies or
instrumentalities of the U.S. government are treated as
U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under
the Internal Revenue Code, by December 31 each year, the
Fund must distribute 98% of its taxable investment income
earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the
current year. If it does not, the Fund must pay an excise
tax on the amounts not distributed. It is presently
anticipated that the Fund will meet those requirements. To
meet this requirement, in certain circumstances the Fund
might be required to liquidate portfolio investments to
make sufficient distributions to avoid excise tax
liability. However, the Board of Trustees and the Manager
might determine in a particular year that it would be in
the best interests of shareholders for the Fund not to make
such distributions at the required levels and to pay the
excise tax on the undistributed amounts. That would reduce
the amount of income or capital gains available for
distribution to shareholders.

|X|   Taxation of Fund Distributions.  The Fund anticipates
distributing substantially all of its investment company
taxable income for each taxable year.  Those distributions
will be taxable to shareholders as ordinary income and
treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code
govern the eligibility of the Fund's dividends for the
dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for
the deduction.  The amount of dividends paid by the Fund
that may qualify for the deduction is limited to the
aggregate amount of qualifying dividends that the Fund
derives from portfolio investments that the Fund has held
for a minimum period,
usually 46 days. A corporate shareholder will not be
eligible for the deduction on dividends paid on Fund shares
held for 45 days or less.  To the extent the Fund's
dividends are derived from gross income from option
premiums, interest income or short-term gains from the sale
of securities or dividends from foreign corporations, those
dividends will not qualify for the deduction.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If net long term capital gains are distributed and
designated as a capital gain distribution, it will be
taxable to shareholders as a long-term capital gain and
will be properly identified in reports sent to shareholders
in January of each year. Such treatment will apply no
matter how long the shareholder has held his or her shares
or whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate. If the Fund elects to retain its net capital
gain, the Fund will provide to shareholders of record on
the last day of its taxable year information regarding
their pro rata share of the gain and tax paid. As a result,
each shareholder will be required to report his or her pro
rata share of such gain on their tax return as long-term
capital gain, will receive a refundable tax

credit for his/her pro rata share of tax paid by the Fund
on the gain, and will increase the tax basis for his/her
shares by an amount equal to the deemed distribution less
the tax credit.

      Investment income that may be received by the Fund
from sources within foreign countries may be subject to
foreign taxes withheld at the source.  The United States
has entered into tax treaties with many foreign countries
which entitle the Fund to a reduced rate of, or exemption
from, taxes on such income.

      Distributions by the Fund that do not constitute
ordinary income dividends or capital gain distributions
will be treated as a return of capital to the extent of the
shareholder's tax basis in their shares. Any excess will be
treated as gain from the sale of those shares, as discussed
below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or
deemed made) during the year. If prior distributions made
by the Fund must be re-characterized as a non-taxable
return of capital at the end of the fiscal year as a result
of the effect of the Fund's investment policies, they will
be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the
manner described above regardless of whether the
distributions are paid in cash or reinvested in additional
shares of the Fund (or of another fund).  Shareholders
receiving a distribution in the form of additional shares
will be treated as receiving a distribution in an amount
equal to the fair market value of the shares received,
determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 30% (29% for payments after December 31, 2003) of
ordinary income dividends, capital gains distributions and
the proceeds of the redemption of shares, paid to any
shareholder (1) who has failed to provide a correct
                                            -------
taxpayer identification number or to properly certify that
number when required, (2) who is subject to backup
withholding for failure to report the receipt of interest
or dividend income properly, or (3) who has failed to
certify to the Fund that the shareholder is not subject to
backup withholding or is an "exempt recipient" (such as a
corporation). All income and any tax withheld by the Fund
is remitted
by the Fund to the U.S. Treasury and is identified in
reports mailed to shareholders in January of each year.

|X|   Tax   Effects  of   Redemptions   of   Shares.   If  a
shareholder  redeems all or a portion of his/her shares, the
                                     -
shareholder  will  recognize a gain or loss on the  redeemed shares  in an amount  equal to the  difference  between  the proceeds  of  the  redeemed  shares  and  the  shareholder's adjusted  tax basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year.  However, any capital
loss arising from the redemption of shares held for six
months or less will be treated as a long-term capital loss
to the extent of the amount of capital gain dividends
received on those shares. Special holding period rules
under the Internal Revenue Code apply in this case to
determine the holding period of shares and there are limits
on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation
of a shareholder who is a foreign person (to include, but
not limited to, a nonresident alien individual, a foreign
trust, a
foreign estate, a foreign corporation, or a foreign
partnership) primarily depends on whether the foreign
person's income from the Fund is effectively connected with
the conduct of a U.S. trade or business. Typically,
ordinary income dividends paid from a mutual fund are not
considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 30%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The
tax rate may be reduced if the foreign person's country of
residence has a tax treaty with the U.S. allowing for a
reduced tax rate on ordinary income dividends paid by the
Fund. All income and any tax withheld by the Fund is
remitted by the Fund to the U.S. Treasury and is identified
in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status.
      If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 30% (29% for
payments after December 31, 2003) on ordinary income
dividends, capital gains distributions and the proceeds of
the redemption of shares, paid to any foreign person. All
income and any tax withheld (in this situation) by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein.  Foreign
shareholders are urged to consult their own tax advisors or
the U.S. Internal Revenue Service with respect to the
particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding
taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset value per
share in effect at the close of business on the payable
date of the dividend or distribution. To elect this option,
the shareholder must notify the Transfer Agent in writing
and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a
prospectus for that fund and an application from the
Distributor to establish an account. Dividends and/or
distributions from shares of certain other Oppenheimer
funds (other than Oppenheimer Cash Reserves) may be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of
the other Oppenheimer funds and is sub-distributor for
funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder

accounting records, and for paying dividends and
distributions to shareholders. It also handles shareholder
servicing and administrative functions. It serves as the
Transfer Agent for an annual per account fee. It also acts
as shareholder servicing agent for the other Oppenheimer
funds. Shareholders should direct inquiries about their
accounts to the Transfer Agent at the address and toll-free
numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the
Fund's assets. The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund.  It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with the Manager and
its affiliates.  The Fund's cash balances with the
custodian in excess of $100,000 are not protected by
federal deposit insurance.  Those uninsured balances at
times may be substantial.

Independent Auditors. KPMG LLP is the independent auditor
of the Fund. The firm audits the Fund's financial
statements and performs other related audit services. KPMG
LLP also acts as auditor for certain other funds advised by
the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER TRINITY LARGE CAP GROWTH FUND:
 We have audited the accompanying statement of assets and
liabilities of
 Oppenheimer Trinity Large Cap Growth Fund (formerly
Oppenheimer Large Cap
 Growth Fund), including the statement of investments, as of
July 31, 2002, and
 the related statement of operations for the year then ended, the statements of
 changes in net assets for each of the two years in the
period then ended, and
 the financial highlights for each of the three years in the period then ended,
 and the period from December 17, 1998 (inception of
offering) to July 31, 1999.
 These financial statements and financial highlights are the responsibility of
 the Fund's management. Our responsibility is to express an
opinion on these
 financial statements and financial highlights based on our
audits.

   We conducted our audits in accordance with auditing
standards generally
 accepted in the United States of America. Those standards
require that we plan
 and perform the audit to obtain reasonable assurance about
whether the
 financial statements and financial highlights are free of
material
 misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures
 included confirmation of securities owned as of July 31,
2002, by
 correspondence with the custodian and brokers or by other
appropriate auditing
 procedures where replies from brokers were not received. An audit also includes
 assessing the accounting principles used and significant
estimates made by
 management, as well as evaluating the overall financial
statement presentation.
 We believe that our audits provide a reasonable basis for
our opinion.

   In our opinion, the financial statements and financial
highlights referred to
 above present fairly, in all material respects, the
financial position of
 Oppenheimer Trinity Large Cap Growth Fund as of July 31,
2002, the results of
 its operations for the year then ended, the changes in its
net assets for each
 of the two years in the period then ended, and the financial highlights for
 each of the three years in the period then ended, and the
period from December
 17, 1998 (inception of offering) to July 31, 1999, in
conformity with
 accounting principles generally accepted in the United
States of America.

 KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS  July 31, 2002

MARKET VALUE

SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.2%
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.0%
 Darden Restaurants, Inc.
25,000  $   580,500
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 Maytag Corp.
6,800      225,284
--------------------------------------------------------------------------------
 MEDIA--0.7%
 Interpublic Group of Cos., Inc.
8,900      186,099
--------------------------------------------------------------------------------
 MULTILINE RETAIL--2.7%
 Target Corp.
3,500      116,725
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.
13,600      668,848

-----------

785,573

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--10.0%
 AutoZone, Inc.(1)
4,100      302,375
--------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)
12,300      404,670
--------------------------------------------------------------------------------
 Home Depot, Inc.
27,900      861,552
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
19,600      741,860
--------------------------------------------------------------------------------
 Staples, Inc.(1)
34,600      577,474

-----------

2,887,931

--------------------------------------------------------------------------------
 CONSUMER STAPLES--19.9%
--------------------------------------------------------------------------------
 BEVERAGES--7.5%
 Brown-Forman Corp., Cl. B
1,900      128,782
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)
13,600      679,184
--------------------------------------------------------------------------------
 PepsiCo, Inc.
31,100    1,335,434

-----------

2,143,400

--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.6%
 Walgreen Co.
5,200      183,716
--------------------------------------------------------------------------------
 FOOD PRODUCTS--1.7%
 Hershey Foods Corp.
2,200      172,612
--------------------------------------------------------------------------------
 Sara Lee Corp.
16,900      316,706

-----------

489,318

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--3.8%
 Colgate-Palmolive Co.
13,500      693,225
--------------------------------------------------------------------------------
 Kimberly-Clark Corp.
1,800      109,890
--------------------------------------------------------------------------------
 Procter & Gamble Corp. (The)
3,300      293,667

-----------

1,096,782

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--5.6%
 Avon Products, Inc.
11,900      550,494
--------------------------------------------------------------------------------
 Gillette Co.
31,800    1,045,584

-----------

1,596,078

                 12 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

MARKET VALUE

SHARES    SEE NOTE 1
-------------------------------------------------------------------------------
 TOBACCO--0.7%
 Philip Morris Cos., Inc.
4,500  $   207,225
-------------------------------------------------------------------------------
 ENERGY--0.4%
-------------------------------------------------------------------------------
 OIL & GAS--0.4%
 Anadarko Petroleum Corp.
3,000      130,500
-------------------------------------------------------------------------------
 FINANCIALS--3.6%
-------------------------------------------------------------------------------
 BANKS--0.7%
 Synovus Financial Corp.
8,300      199,200
-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--2.9%
 MBNA Corp.
27,400      531,286
-------------------------------------------------------------------------------
 State Street Corp.
7,000      297,500

-----------

828,786

-------------------------------------------------------------------------------
 HEALTH CARE--23.5%
-------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.0%
 Wyeth
14,800      590,520
-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.2%
 UnitedHealth Group, Inc.
7,100      622,386
-------------------------------------------------------------------------------
 PHARMACEUTICALS--19.3%
 Abbott Laboratories
9,800      405,818
-------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.
19,400      454,542
-------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)
5,100      395,097
-------------------------------------------------------------------------------
 Johnson & Johnson
24,600    1,303,800
-------------------------------------------------------------------------------
 Merck & Co., Inc.
8,000      396,800
-------------------------------------------------------------------------------
 Pfizer, Inc.
70,100    2,267,735
-------------------------------------------------------------------------------
 Schering-Plough Corp.
13,400      341,700

-----------

5,565,492

-------------------------------------------------------------------------------
 INDUSTRIALS--14.6%
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.6%
 Boeing Co.
3,900      161,928
-------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.6%
 American Standard Cos., Inc.(1)
2,600      185,926
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.1%
 Automatic Data Processing, Inc.
9,600      357,984
-------------------------------------------------------------------------------
 Concord EFS, Inc.(1)
5,600      109,200
-------------------------------------------------------------------------------
 DST Systems, Inc.(1)
3,800      128,060

-----------

595,244

-------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--10.3%
 3M Co.
5,500      692,065
-------------------------------------------------------------------------------
 General Electric Co.
70,600    2,273,320

-----------

2,965,385

-------------------------------------------------------------------------------
 MACHINERY--1.0%
 Danaher Corp.
4,600      285,430

                 13 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

STATEMENT OF INVESTMENTS  Continued

MARKET VALUE

SHARES   SEE NOTE 1
-----------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--20.0%
-----------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.7%
 Cisco Systems, Inc.(1)
58,700  $   774,253
-----------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--4.6%
 Dell Computer Corp.(1)
18,100      451,233
-----------------------------------------------------------------------------
 International Business Machines Corp.
11,000      774,400
-----------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A(1)
2,400      117,312

-----------

1,342,945

-----------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.7%
 Electronic Data Systems Corp.
9,300      341,961
-----------------------------------------------------------------------------
 Unisys Corp.(1)
19,800      148,896

-----------

490,857

-----------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.3%
 Intel Corp.
51,400      965,806
-----------------------------------------------------------------------------
 NVIDIA Corp.(1)
7,500       83,025
-----------------------------------------------------------------------------
 QLogic Corp.(1)
4,400      179,300

-----------

1,228,131

-----------------------------------------------------------------------------
 SOFTWARE--6.7%
 Microsoft Corp.(1)
35,600    1,708,088
-----------------------------------------------------------------------------
 Oracle Corp.(1)
21,800      218,196

-----------

1,926,284

-----------
 Total Common Stocks (Cost
$35,949,963)                            28,275,173

PRINCIPAL

AMOUNT
-----------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--1.9%
-----------------------------------------------------------------------------

Undivided interest of 0.25% in joint repurchase
agreement with Banc One Capital Markets, Inc.,
1.77%, dated 7/31/02, to be repurchased at
$212,462,446 on 8/1/02, collateralized by U.S.
Treasury Bonds, 7.50%, 11/15/16, with a value of
$110,819,035, U.S. Treasury Nts., 3.625%-6.50%,
8/31/03-2/15/10, with a value of $71,070,747 and
U.S.Treasury Bills, 12/26/02, with a value of
$34,953,398 (Cost $537,000)
$537,000      537,000

-----------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $36,486,963)
100.1%  28,812,173
-----------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS
(0.1)     (26,942)

--------------------
 NET ASSETS
100.0% $28,785,231

====================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 14 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

-------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $36,486,963)
 --see accompanying
statement                                     $  28,812,173
-------------------------------------------------------------------------------

Cash
21,557
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
668,552
 Shares of beneficial interest
sold                                      57,172
 Interest and
dividends
19,382

Other
1,138

-------------
 Total
assets
29,579,974

-------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments
purchased
687,215
 Shares of beneficial interest
redeemed                                  34,059
 Shareholder
reports
18,168
 Transfer and shareholder servicing agent
fees                           16,969
 Distribution and service plan
fees                                       5,723
 Trustees'
compensation
4,195

Other
28,414

-------------
 Total
liabilities
794,743

-------------------------------------------------------------------------------
 NET
ASSETS
$28,785,231

===========

-------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial
interest                       $       4,533
-------------------------------------------------------------------------------
 Additional paid-in
capital                                          47,925,396
-------------------------------------------------------------------------------
 Accumulated net investment
loss                                         (4,090)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions           (11,465,818)
-------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                          (7,674,790)

-----------
 NET
ASSETS
$28,785,231

===========

                 15 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

STATEMENT OF ASSETS AND LIABILITIES  Continued

-------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $14,356,104 and 2,229,330
 shares of beneficial interest
outstanding)                               $6.44
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering
price)                            $6.83
-------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of
 $10,100,997 and 1,613,651 shares of beneficial
 interest
outstanding)
$6.26
-------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of
 $4,031,660 and 643,932 shares of beneficial
 interest
outstanding)
$6.26
-------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and
 offering price per share (based on net assets of
 $201,495 and 31,452 shares of beneficial interest

outstanding)
$6.41
-------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of $94,975
 and 14,476 shares of beneficial interest

outstanding)
$6.56

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 16 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

-------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of
$4,319)             $   302,388
-------------------------------------------------------------------------------

Interest
9,168

-----------
 Total investment
income                                                311,556

-------------------------------------------------------------------------------
 EXPENSES

 Management
fees
231,829
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
36,152
 Class
B
114,591
 Class
C
38,088
 Class
N
432
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
113,310
 Class
B
83,581
 Class
C
27,478
 Class
N
626
 Class
Y
2,559
-------------------------------------------------------------------------------
 Shareholder
reports
63,342
-------------------------------------------------------------------------------
 Legal, auditing and other professional
fees                             15,258
-------------------------------------------------------------------------------
 Custodian fees and
expenses                                                 62
-------------------------------------------------------------------------------

Other
21,383

-------------
 Total
expenses
748,691

 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Classes A, B, C and
N                          (86,926)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees -- Class
Y                             (2,466)
 Less reduction to custodian
expenses                                       (62)

-----------
 Net
expenses
659,237

-------------------------------------------------------------------------------
 NET INVESTMENT
LOSS
(347,681)
-------------------------------------------------------------------------------
 REALIZED AND UNREALIZED LOSS

 Net realized loss on
investments                                    (4,180,725)
-------------------------------------------------------------------------------
 Net change in unrealized depreciation on
investments                (4,530,887)

-----------
 Net realized and unrealized
loss                                    (8,711,612)

-------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS               $(9,059,293)

===========

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 17 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY
31,
2002             2001
-------------------------------------------------------------------------------------

 OPERATIONS

 Net investment loss                                     $
(347,681)     $  (361,517)
-------------------------------------------------------------------------------------
 Net realized loss
(4,180,725)      (7,264,828)
-------------------------------------------------------------------------------------
 Net change in unrealized depreciation
(4,530,887)      (4,815,463)

----------------------------
 Net decrease in net assets resulting from operations
(9,059,293)     (12,441,808)

-------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from net realized gain:
 Class
A
--       (1,113,608)
 Class
B
--         (764,903)
 Class
C
--         (157,763)
 Class
N
--               --
 Class
Y
--              (87)

-------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A
6,840,815        3,370,419
 Class B
4,657,802        2,823,569
 Class C
3,184,637          885,361
 Class N
234,202            1,000
 Class Y
113,887               --

-------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)
5,972,050       (7,397,820)
-------------------------------------------------------------------------------------
 Beginning of period
22,813,181       30,211,001

----------------------------

 End of period [including accumulated net investment
 loss of $4,090 and $2,552, respectively]
$28,785,231      $22,813,181

============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 18 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

FINANCIAL HIGHLIGHTS

 CLASS A    YEAR ENDED JULY 31,
2002      2001       2000   1999(1)
------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.52    $14.55    $ 11.93  $ 10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.07)     (.10)      (.11)   (1.05)
 Net realized and unrealized gain (loss)
(2.01)    (5.06)      2.91     2.98

-------------------------------------
 Total from investment operations
(2.08)    (5.16)      2.80     1.93
------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)      --
------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.44     $8.52     $14.55   $11.93

====================================

------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(24.41)%  (36.60)%    23.63%   19.30%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $14,356
$12,029    $16,470   $6,059
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $15,495
$14,063    $11,973   $4,028
------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.75)%   (1.01)%    (1.03)%  (1.05)%
 Expenses
2.03%     1.54%      1.91%    1.81%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.75%     1.54%      1.89%    1.65%
------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%     157%

 1. For the period from December 17, 1998 (inception of
offering) to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 19 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

FINANCIAL HIGHLIGHTS  Continued

 CLASS B    YEAR ENDED JULY 31,
2002      2001       2000   1999(1)
-------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.34    $14.39    $ 11.89   $ 10.48
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.09)     (.16)      (.17)    (1.04)
 Net realized and unrealized gain (loss)
(1.99)    (5.02)      2.85      2.45

--------------------------------------
 Total from investment operations
(2.08)    (5.18)      2.68      1.41
-------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)       --
-------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.26    $ 8.34     $14.39    $11.89

=====================================

-------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(24.94)%  (37.17)%    22.70%    13.45%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$10,101    $8,800    $11,499    $1,764
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$11,463    $9,945    $ 7,257    $  722
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(1.52)%   (1.81)%    (1.81)%   (1.93)%
 Expenses
2.80%     2.34%      2.69%     2.92%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.52%     2.34%      2.67%     2.75%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%      157%

 1. For the period from March 1, 1999 (inception of offering)
to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 20 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

 CLASS C     YEAR ENDED JULY 31,
2002      2001      2000    1999(1)
--------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.35    $14.39    $ 11.89   $ 10.48
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.05)     (.14)      (.19)    (1.04)
 Net realized and unrealized gain (loss)
(2.04)    (5.03)      2.87      2.45

---------------------------------------
 Total from investment operations
(2.09)    (5.17)      2.68      1.41
--------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)       --
--------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.26    $ 8.35     $14.39    $11.89

======================================

--------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(25.03)%  (37.10)%    22.70%    13.45%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$4,032    $1,983     $2,241      $438
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$3,814    $2,109     $1,566      $192
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(1.47)%   (1.82)%    (1.82)%   (1.95)%
 Expenses
2.79%     2.35%      2.72%     2.90%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.51%     2.35%      2.70%     2.73%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%      157%

 1. For the period from March 1, 1999 (inception of offering)
to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 21 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

FINANCIAL HIGHLIGHTS  Continued

 CLASS N    YEAR ENDED JULY 31,
2002   2001(1)
------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------
 Net asset value, beginning of period                      $
8.50    $ 9.03
------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.10)      (.06)
 Net realized and unrealized loss
(1.99)      (.47)

-----------------
 Total from investment operations
(2.09)      (.53)
------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized
gain                          --         --
------------------------------------------------------------------------------
 Net asset value, end of period
$6.41      $8.50

===================

------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(24.59)%    (5.87)%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$201         $1
------------------------------------------------------------------------------
 Average net assets (in thousands)
$ 87         $1
------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.87)%    (1.67)%
 Expenses
2.29%      1.48%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.01%      1.48%
------------------------------------------------------------------------------
 Portfolio turnover
rate                                       96%       160%

 1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 22 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

 CLASS Y    YEAR ENDED JULY 31,
2002      2001       2000   1999(1)
------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $
8.63    $14.65    $ 11.95   $ 10.00
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.15)     (.05)      (.07)    (1.03)
 Net realized and unrealized gain (loss)
(1.92)    (5.10)      2.95      2.98

-------------------------------------
 Total from investment operations
(2.07)    (5.15)      2.88      1.95
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--      (.87)      (.18)       --
------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.56     $8.63     $14.65    $11.95

=====================================

------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)
(23.99)%  (36.26)%    24.27%    19.50%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)
$95        $1         $1        $1
------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$68        $1         $1        $1
------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.10)%   (0.48)%    (0.54)%   (0.72)%
 Expenses
4.83%   168.30%(4)   1.45%     1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.20%     1.10%      1.43%     1.50%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate
96%      160%       258%      157%

 1. For the period from December 17, 1998 (inception of
offering) to July 31, 1999.
 2. Assumes an investment on the business day before the
first day of the fiscal
 period (or inception of offering), with all dividends and
distributions
 reinvested in additional shares on the reinvestment date,
and redemption at the
 net asset value calculated on the last business day of the
fiscal period. Total
 returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Added since July 31, 2001 to reflect expenses before
reduction to custodian
 expenses and voluntary waiver of transfer agent fees.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 23 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Trinity Large Cap Growth Fund (the Fund), is
registered under the
 Investment Company Act of 1940, as amended, as an open-end
management
 investment company. The Fund's investment objective is to
seek capital
 appreciation. The Fund's investment advisor is
OppenheimerFunds, Inc. (the
 Manager).

    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.

    The following is a summary of significant accounting
policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid price.
Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Trustees, or at
their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Trustees. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other
affiliated funds
 managed by the Manager, may transfer uninvested cash
balances into one or more
 joint repurchase agreement accounts. These balances are
invested in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.

                 24 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required.

    As of July 31, 2002, the Fund had approximately
$1,856,000 of post-October
 losses available to offset future capital gains, if any.
Such losses, if
 unutilized, will expire in 2011.

 As of July 31, 2002, the Fund had available for federal
income tax purposes an
 unused capital loss carryforward as follows:

                            EXPIRING
                            ------------------------
                            2009         $ 2,474,360
                            2010           7,389,585
                                         -----------
                            Total         $9,863,945(1)
                                         ===========

 1. Includes $272,681 of the $2,775,589 unused capital loss
carryforward
 acquired in the October 12, 2001 merger with Oppenheimer
Trinity Growth Fund
 which is no longer subject to limitation under IRS sections
382 or 384.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded
retirement plan for
 the Fund's independent trustees. Benefits are based on years of service and
 fees paid to each trustee during the years of service.
During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by
 $1,538 resulting in an accumulated liability of $4,093 as of
July 31, 2002.

    The Board of Trustees has adopted a deferred compensation
plan for
 independent trustees that enables trustees to elect to defer receipt of all or
 a portion of annual compensation they are entitled to
receive from the Fund.
 Under the plan, the compensation deferred is periodically
adjusted as though an
 equivalent amount had been invested for the Board of
Trustees in shares of one
 or more Oppenheimer funds selected by the trustee. The
amount paid to the Board
 of Trustees under the plan will be determined based upon the performance of the
 selected funds. Deferral of trustees' fees under the plan
will not affect the
 net assets of the Fund, and will not materially affect the
Fund's assets,
 liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
 shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.

                 25 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes. The character of dividends and
distributions made during the
 fiscal year from net investment income or net realized gains may differ from
 their ultimate characterization for federal income tax
purposes. Also, due to
 timing of dividends and distributions, the fiscal year in
which amounts are
 distributed may differ from the fiscal year in which the
income or net realized
 gain was recorded by the Fund.

    The Fund adjusts the classification of distributions to
shareholders to
 reflect the differences between financial statement amounts and distributions
 determined in accordance with income tax regulations.
Accordingly, during the
 year ended July 31, 2002, amounts have been reclassified to reflect a decrease
 in paid-in capital of $346,143. Accumulated net investment
loss was decreased
 by the same amount. Net assets of the Fund were unaffected
by the
 reclassifications.

 The tax character of distributions paid during the years
ended July 31, 2002
 and July 31, 2001 was as follows:

                                                    YEAR
ENDED        YEAR ENDED
                                                 JULY 31,
2002     JULY 31, 2001

---------------------------------------------------------------

                 Distributions paid from:
                 Ordinary income
$--       $ 2,036,361
                 Long-term capital gain
--                --
                 Return of capital
--                --

-------------------------------
                 Total
$--        $2,036,361

===============================

 As of July 31, 2002, the components of distributable
earnings on a tax basis
 were as follows:

                 Accumulated net investment loss
$     (4,090)
                 Accumulated net realized loss
(11,465,818)
                 Net unrealized depreciation
(7,674,790)

----------
                 Total
$(19,144,698)

============
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of
 identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

                 26 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par
value shares of
 beneficial interest of each class. Transactions in shares of beneficial
 interest were as follows:

                               YEAR ENDED JULY 31, 2002
YEAR ENDED JULY 31, 2001(1)
                                SHARES
AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------

 CLASS A
 Sold                        1,220,919      $
9,861,258        697,345    $ 7,533,879
 Dividends and/or
 distributions reinvested           --
--         93,390        985,266
 Acquisition - Note 6          488,341
3,716,273             --             --
 Redeemed                     (892,005)      (6,736,716)
(510,448)    (5,148,726)

------------------------------------------------------
 Net increase                  817,255
$6,840,815        280,287     $3,370,419

======================================================

-------------------------------------------------------------------------------------
 CLASS B
 Sold                          949,955      $
7,487,395        503,033    $ 5,175,934
 Dividends and/or
 distributions reinvested           --
--         65,880        683,837
 Acquisition - Note 6          327,908
2,439,639             --             --
 Redeemed                     (718,719)      (5,269,232)
(313,665)    (3,036,202)

------------------------------------------------------
 Net increase                  559,144
$4,657,802        255,248     $2,823,569

======================================================

-------------------------------------------------------------------------------------
 CLASS C
 Sold                          557,904      $
4,306,057        285,030    $ 2,995,301
 Dividends and/or
 distributions reinvested           --
--         15,056        156,434
 Acquisition - Note 6          129,384
962,619             --             --
 Redeemed                     (280,869)      (2,084,039)
(218,252)    (2,266,374)

------------------------------------------------------
 Net increase                  406,419
$3,184,637         81,834     $  885,361

======================================================

-------------------------------------------------------------------------------------
 CLASS N
 Sold                           34,570       $
256,789            111     $    1,000
 Dividends and/or
 distributions reinvested           --
--             --             --
 Acquisition - Note 6              115
875             --             --
 Redeemed                       (3,344)
(23,462)            --             --

------------------------------------------------------
 Net increase                   31,341       $
234,202            111     $    1,000

======================================================

-------------------------------------------------------------------------------------
 CLASS Y
 Sold                            9,810      $
77,807             --     $       --
 Dividends and/or
 distributions reinvested           --
--             --             --
 Acquisition - Note 6            7,350
56,743             --             --
 Redeemed                       (2,784)
(20,663)            --             --

------------------------------------------------------
 Net increase                   14,376      $
113,887             --     $       --

======================================================

 1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the
 period from March 1, 2001 (inception of offering) to July
31, 2001, for Class N
 shares.

                 27 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the year ended July 31,
2002, were $34,968,964
 and $28,712,162, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation)
based on cost of
 securities for federal income tax purposes of $36,505,418
was composed of:

                     Gross unrealized appreciation      $
583,959
                     Gross unrealized depreciation
(8,277,204)

-----------
                     Net unrealized depreciation
$(7,693,245)

===========

The difference between book-basis and tax-basis unrealized
appreciation and
depreciation, if applicable, is attributable primarily to the tax deferral of
losses on wash sales, or return of capital dividends, and the realization for
tax purposes of unrealized gain (loss) on certain futures
contracts, investments
in passive foreign investment companies, and forward foreign currency exchange
contracts.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.75% of the first $200 million of average annual net
assets, 0.72% of the next
 $200 million, 0.69% of the next $200 million, 0.66% of the
next $200 million,
 and 0.60% of average annual net assets over $800 million.
The Fund's management
 fee for the year ended July 31, 2002 was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS $19.75 per account fee.

    Additionally, Class Y shares are subject to minimum fees
of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may
 voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of
Class Y shares and
 for all other classes, up to an annual rate of 0.35% of
average net assets of
 each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays Trinity Investment
Management Corporation
 (the Sub-Advisor) based on the fee schedule set forth in the
Prospectus. For
 the year ended July 31, 2002, the Manager paid $82,998 to
the Sub-Advisor.

                 28 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the table below for the
 period indicated.

                   AGGREGATE        CLASS A
CONCESSIONS       CONCESSIONS     CONCESSIONS
CONCESSIONS
                   FRONT-END      FRONT-END       ON CLASS
A        ON CLASS B      ON CLASS C         ON CLASS N
               SALES CHARGES  SALES CHARGES
SHARES            SHARES          SHARES             SHARES
                  ON CLASS A    RETAINED BY      ADVANCED
BY       ADVANCED BY     ADVANCED BY        ADVANCED BY
 YEAR ENDED           SHARES    DISTRIBUTOR
DISTRIBUTOR(1)     DISTRIBUTOR(1)  DISTRIBUTOR(1)
DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------

 July 31, 2002      $141,710        $52,787
$5,810          $136,636         $26,045             $2,465

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                                                     CLASS
A           CLASS B         CLASS C            CLASS N

CONTINGENT        CONTINGENT      CONTINGENT
CONTINGENT

DEFERRED          DEFERRED        DEFERRED           DEFERRED
                                               SALES
CHARGES     SALES CHARGES   SALES CHARGES      SALES CHARGES
                                                 RETAINED
BY       RETAINED BY     RETAINED BY        RETAINED BY
 YEAR ENDED
DISTRIBUTOR       DISTRIBUTOR     DISTRIBUTOR
DISTRIBUTOR

-----------------------------------------------------------------------------------------------------------------

July 31, 2002
$28           $39,010          $1,849                $11
-----------------------------------------------------------------------------------------------------------------

 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002
, payments under
 the Class A Plan totaled $36,152, all of which were paid by the Distributor to
 recipients, and included $4,170 paid to an affiliate of the
Manager. Any
 unreimbursed expenses the Distributor incurs with respect to
Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND
CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B,
Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

DISTRIBUTOR'S

DISTRIBUTOR'S       AGGREGATE

AGGREGATE    UNREIMBURSED

UNREIMBURSED   EXPENSES AS %
                             TOTAL PAYMENTS  AMOUNT
RETAINED          EXPENSES   OF NET ASSETS
                                 UNDER PLAN   BY
DISTRIBUTOR        UNDER PLAN        OF CLASS
----------------------------------------------------------------------------------------------

 Class B Plan                      $114,591
$94,051          $225,919            2.24%
 Class C Plan                        38,088
18,232            58,625            1.45
 Class N Plan                           432
426             3,927            1.95

                 29 | OPPENHEIMER TRINITY LARGE CAP GROWTH
FUND
                    |

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency
purposes including,
 without limitation, funding of shareholder redemptions
provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an
agreement which
 enables it to participate with other Oppenheimer funds in an unsecured line of
 credit with a bank, which permits borrowings up to $400
million, collectively.
 Interest is charged to each fund, based on its borrowings,
at a rate equal to
 the Federal Funds Rate plus 0.45%. Borrowings are payable
within 30 days after
 such loan is executed. The Fund also pays a commitment fee
equal to its pro
 rata share of the average unutilized amount of the credit
facility at a rate of
 0.08% per annum.

    The Fund had no borrowings outstanding during the year
ended or at July 31,
 2002.

--------------------------------------------------------------------------------
 6. ACQUISITION OF OPPENHEIMER TRINITY GROWTH FUND
 On October 12, 2001, the Fund acquired all of the net assets of Oppenheimer
 Trinity Growth Fund, pursuant to an Agreement and Plan of
Reorganization
 approved by the Oppenheimer Trinity Growth Fund shareholders on April 12, 2001.
 The Fund issued (at an exchange ratio of 0.929111 for Class
A, 0.934499 for
 Class B, 0.933942 for Class C, 0.927699 for Class N and
0.922201 for Class Y of
 the Fund, to one share of Oppenheimer Trinity Large Cap
Growth Fund) 488,341;
 327,908; 129,384; 115 and 7,350 shares of beneficial
interest for Class A ,
 Class B, Class C, Class N and Class Y, respectively, valued at $3,716,273;
 $2,439,639; $962,619; $875 and $56,743 in exchange for the
net assets,
 resulting in combined Class A net assets of $14,652,007,
Class B net assets of
 $10,711,439, Class C net assets of $2,969,374, Class N net
assets of $22,045
 and Class Y net assets of $61,005 on October 12, 2001. The
net assets acquired
 included net unrealized depreciation of $1,140,630,
undistributed realized
 losses of $2,775,589 and unused capital loss carryforward of
$2,775,589. The
 exchange qualified as a tax-free reorganization for federal income tax
 purposes.

STATEMENT OF INVESTMENTS  January
31, 2003 / Unaudited

Market Value

Shares       See Note 1
--------------------------------------------------------------------------------
 Common Stocks--98.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--14.8%
--------------------------------------------------------------------------------
 Household Durables--1.6%
 Newell Rubbermaid, Inc.
18,900       $  526,365
--------------------------------------------------------------------------------
 Media--0.7%
 McGraw-Hill Cos., Inc. (The)
3,900          230,958
--------------------------------------------------------------------------------
 Multiline Retail--9.1%
 Kohl's Corp. 1
14,100          738,417
--------------------------------------------------------------------------------
 Target Corp.
28,700          809,627
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.
30,300        1,448,340

----------

2,996,384

--------------------------------------------------------------------------------
 Specialty Retail--3.4%
 AutoZone, Inc. 1
6,200          407,402
--------------------------------------------------------------------------------
 Limited Brands, Inc.
16,800          211,512
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.
15,100          516,118

----------

1,135,032

--------------------------------------------------------------------------------
 Consumer Staples--15.0%
--------------------------------------------------------------------------------
 Beverages--8.0%
 Anheuser-Busch Cos., Inc.
26,200        1,243,714
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)
13,500          546,210
--------------------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)
22,100          560,235
--------------------------------------------------------------------------------
 PepsiCo, Inc.
7,200          291,456

----------

2,641,615

--------------------------------------------------------------------------------
 Food Products--0.5%
 Heinz (H.J.) Co.
5,500          177,705
--------------------------------------------------------------------------------
 Household Products--6.5%
 Kimberly-Clark Corp.
5,600          259,392
--------------------------------------------------------------------------------
 Procter & Gamble Corp. (The)
22,300        1,908,211

----------

2,167,603

--------------------------------------------------------------------------------
 Energy--0.4%
--------------------------------------------------------------------------------
 Oil & Gas--0.4%
 Anadarko Petroleum Corp.
3,000          138,330
--------------------------------------------------------------------------------
 Financials--8.0%
--------------------------------------------------------------------------------
 Banks--2.0%
 Fifth Third Bancorp
3,400          181,390
--------------------------------------------------------------------------------
 North Fork Bancorporation, Inc.
3,400          110,262
--------------------------------------------------------------------------------
 Synovus Financial Corp.
19,800          382,734

----------

674,386

--------------------------------------------------------------------------------
 Diversified Financials--4.4%
 American Express Co.
8,900          316,217

9  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Market Value

Shares       See Note 1
--------------------------------------------------------------------------------
 Diversified Financials Continued
 Fannie Mae
9,300       $  601,710
--------------------------------------------------------------------------------
 MBNA Corp.
31,400          528,462

----------

1,446,389

--------------------------------------------------------------------------------

Insurance--1.6%
 Progressive Corp.
10,800          522,072
--------------------------------------------------------------------------------
 Health
Care--27.6%
--------------------------------------------------------------------------------

Biotechnology--1.9%
 Amgen, Inc. 1
12,300          626,808
--------------------------------------------------------------------------------
 Health Care Equipment &
Supplies--2.0%
 Applera Corp./Applied Biosystems Group
37,800          663,390
--------------------------------------------------------------------------------
 Health Care Providers &
Services--6.0%
 Cardinal Health, Inc.
21,200        1,236,596
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.
8,700          764,730

----------

2,001,326

--------------------------------------------------------------------------------

Pharmaceuticals--17.7%
 Abbott Laboratories
9,800          373,576
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.
19,400          457,646
--------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1
12,800          662,400
--------------------------------------------------------------------------------
 Johnson & Johnson
24,600        1,318,806
--------------------------------------------------------------------------------
 Merck & Co., Inc.
14,900          825,311
--------------------------------------------------------------------------------
 Pfizer, Inc.
73,000        2,216,280

----------

5,854,019

--------------------------------------------------------------------------------

Industrials--9.6%
--------------------------------------------------------------------------------
 Building
Products--1.1%
 American Standard Cos., Inc. 1
5,300          353,298
--------------------------------------------------------------------------------
 Commercial Services &
Supplies--1.6%
 Automatic Data Processing, Inc.
9,600          332,832
--------------------------------------------------------------------------------
 Concord EFS, Inc. 1
5,600           82,096
--------------------------------------------------------------------------------
 DST Systems, Inc. 1
3,800          125,096

----------

540,024

--------------------------------------------------------------------------------
 Electrical
Equipment--0.7%
 Emerson Electric Co.
4,800          225,264
--------------------------------------------------------------------------------
 Industrial
Conglomerates--6.2%
 3M Co.
5,500          685,025
--------------------------------------------------------------------------------
 General Electric Co.
59,000        1,365,260

----------

2,050,285

--------------------------------------------------------------------------------
 Information
Technology--20.9%
--------------------------------------------------------------------------------
 Communications
Equipment--2.9%
 Cisco Systems, Inc. 1
72,100          963,977

10  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

Market Value

Shares       See Note 1
--------------------------------------------------------------------------------
 Computers & Peripherals--4.7%
 Dell Computer Corp. 1
18,600      $   443,796
--------------------------------------------------------------------------------
 International Business Machines Corp.
12,500          977,875
--------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1
2,400          145,296

-----------

1,566,967

--------------------------------------------------------------------------------
 IT Consulting &
Services--1.0%
 Electronic Data Systems Corp.
9,300          157,635
--------------------------------------------------------------------------------
 Unisys Corp. 1
19,800          184,536

-----------

342,171

--------------------------------------------------------------------------------
 Semiconductor Equipment &
Products--3.8%
 Applied Materials, Inc. 1
9,600          114,912
--------------------------------------------------------------------------------
 Intel Corp.
63,700          997,542
--------------------------------------------------------------------------------
 QLogic Corp. 1
4,400          146,432

-----------

1,258,886

--------------------------------------------------------------------------------

Software--8.5%
 Intuit, Inc. 1
2,300          101,430
--------------------------------------------------------------------------------
 Microsoft Corp. 1
48,400        2,297,064
--------------------------------------------------------------------------------
 Oracle Corp. 1
33,900          407,817

-----------

2,806,311

--------------------------------------------------------------------------------
 Telecommunication
Services--2.6%
--------------------------------------------------------------------------------
 Diversified Telecommunication
Services--1.3%
 Verizon Communications, Inc.
11,100          424,908
--------------------------------------------------------------------------------
 Wireless Telecommunication
Services--1.3%
 Nextel Communications, Inc., Cl. A 1
35,900          453,058

-----------
 Total Common Stocks (Cost
$40,420,983)                               32,787,531

11  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal   Market Value

Amount     See Note 1
-------------------------------------------------------------------------------------------------------

 Joint Repurchase Agreements--1.3%

 Undivided interest of 0.09% in joint repurchase agreement
(Market Value
 $461,812,000) with Banc One Capital Markets, Inc., 1.26%,
dated 1/31/03,
 to be repurchased at $425,045 on 2/3/03, collateralized by
U.S. Treasury
 Nts., 5.50%--6.75%, 5/31/03--5/15/05, with a value of
$109,835,250, U.S.
 Treasury Bonds, 2.125%--9.375%, 5/31/04--2/15/06, with a
value of
 $352,849,233 and U.S. Treasury Bills, 2/20/03, with a value of $8,743,488
 (Cost
$425,000)
$425,000    $   425,000

-------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost
$40,845,983)                                    100.2%
33,212,531
-------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other
Assets
(0.2)       (75,847)

-----------------------
 Net
Assets
100.0%   $33,136,684

=======================

Footnotes to Statement of Investments

1. Non-income producing security.

See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 January 31, 2003
-----------------------------------------------------------------------------------

 Assets

 Investments, at value (cost $40,845,983)--see accompanying
statement  $33,212,531
-----------------------------------------------------------------------------------

Cash
16,903
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest
sold                                         74,827
 Interest and
dividends
37,715

Other
1,587

------------
 Total
assets
33,343,563

-----------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest
redeemed                                    167,036
 Transfer and shareholder servicing agent
fees                              20,037
 Distribution and service plan
fees                                          7,063
 Trustees'
compensation
4,882

Other
7,861

------------
 Total
liabilities
206,879

-----------------------------------------------------------------------------------
 Net
Assets
$33,136,684

============

-----------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial
interest                            $     5,494
-----------------------------------------------------------------------------------
 Additional paid-in
capital                                             54,316,516
-----------------------------------------------------------------------------------
 Accumulated net investment
loss                                          (103,757)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions              (13,448,117)
-----------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                             (7,633,452)

------------
 Net
Assets
$33,136,684

============

13  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

---------------------------------------------------------------------------------------

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $16,441,870 and 2,682,279 shares of beneficial interest
outstanding)             $6.13
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering
price)
$6.50
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $11,964,947
 and 2,016,849 shares of beneficial interest
outstanding)                         $5.93
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $4,278,579
 and 721,142 shares of beneficial interest
outstanding)                           $5.93
---------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on net
assets of $352,026
 and 57,831 shares of beneficial interest
outstanding)                            $6.09
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
share (based on
 net assets of $99,262 and 15,845 shares of beneficial
interest outstanding)      $6.26

 See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended January 31, 2003
--------------------------------------------------------------------------------
 Investment Income

Dividends
$   218,484
--------------------------------------------------------------------------------

Interest
7,219

------------
 Total investment
income                                                225,703

--------------------------------------------------------------------------------
 Expenses

 Management
fees
123,515
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
19,197
 Class
B
58,033
 Class
C
22,379
 Class
N
769
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
50,007
 Class
B
48,621
 Class
C
17,737
 Class
N
1,247
--------------------------------------------------------------------------------
 Shareholder
reports
33,489
--------------------------------------------------------------------------------
 Trustees'
compensation
1,012
--------------------------------------------------------------------------------
 Custodian fees and
expenses                                                 42
--------------------------------------------------------------------------------

Other
7,595

------------
 Total
expenses
383,643
 Less reduction to custodian
expenses                                       (17)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Classes A, B, C and
N                            (58,256)

------------
 Net
expenses
325,370

--------------------------------------------------------------------------------
 Net Investment
Loss
(99,667)

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on
investments                                    (1,982,299)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on
investments                    41,338

------------
 Net realized and unrealized
loss                                    (1,940,961)

--------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations               $(2,040,628)

============

 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six
Months          Year

Ended         Ended
                                                    January
31, 2003      July 31,

(Unaudited)          2002
-----------------------------------------------------------------------------------

 Operations

 Net investment loss                                     $
(99,667)  $  (347,681)
-----------------------------------------------------------------------------------
 Net realized loss
(1,982,299)   (4,180,725)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
41,338    (4,530,887)

--------------------------
 Net decrease in net assets resulting from operations
(2,040,628)   (9,059,293)

-----------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A
3,074,973     6,840,815
 Class B
2,584,569     4,657,802
 Class C
558,325     3,184,637
 Class N
166,768       234,202
 Class
Y
7,446       113,887

-----------------------------------------------------------------------------------
 Net Assets

 Total increase
4,351,453     5,972,050
-----------------------------------------------------------------------------------
 Beginning of period
28,785,231    22,813,181

--------------------------
 End of period [including accumulated net investment
 loss of $103,757 and $4,090, respectively]
$33,136,684   $28,785,231

==========================

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                  Six
Months                                  Year

Ended                                 Ended
                                            January 31,
2003                              July 31,

(Unaudited)     2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period
$6.44     $8.52    $14.55    $11.93   $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss
(.02)     (.07)     (.10)     (.11)   (1.05)
 Net realized and unrealized gain (loss)
(.29)    (2.01)    (5.06)     2.91     2.98

----------------------------------------------
 Total from investment operations
(.31)    (2.08)    (5.16)     2.80     1.93
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.13     $6.44    $ 8.52    $14.55   $11.93

==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(4.81)%  (24.41)%  (36.60)%   23.63%   19.30%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $16,442
$14,356   $12,029   $16,470   $6,059
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $16,341
$15,495   $14,063   $11,973   $4,028
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss
(0.17)%   (0.75)%   (1.01)%   (1.03)%  (1.05)%
 Expenses
1.85%     2.03%     1.54%     1.91%    1.81%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.50%     1.75%     1.54%     1.89%    1.65%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate
67%       96%      160%      258%     157%

1. For the period from December 17, 1998 (inception of
offering) to July 31,
1999.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Total
returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six
Months                                   Year

Ended                                  Ended
                                           January 31,
2003                               July 31,
Class B
(Unaudited)      2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period
$6.26     $8.34    $14.39    $11.89   $10.48
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.02)     (.09)     (.16)     (.17)   (1.04)
 Net realized and unrealized gain (loss)
(.31)    (1.99)    (5.02)     2.85     2.45

----------------------------------------------
 Total from investment operations
(.33)    (2.08)    (5.18)     2.68     1.41
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period
$5.93     $6.26     $8.34    $14.39   $11.89

==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(5.27)%  (24.94)%  (37.17)%   22.70%   13.45%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $11,965
$10,101    $8,800   $11,499   $1,764
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $11,522
$11,463    $9,945   $ 7,257   $  722
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss
(1.05)%   (1.52)%   (1.81)%   (1.81)%  (1.93)%
 Expenses
2.85%     2.80%     2.34%     2.69%    2.92%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.50%     2.52%     2.34%     2.67%    2.75%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate
67%       96%      160%      258%     157%

1. For the period from March 1, 1999 (inception of offering)
to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Total
returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                 Six
Months                                   Year

Ended                                  Ended
                                           January 31,
2003                               July 31,
Class C
(Unaudited)      2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                $
6.26    $ 8.35    $14.39   $ 11.89  $ 10.48
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss
(.03)     (.05)     (.14)     (.19)   (1.04)
 Net realized and unrealized gain (loss)
(.30)    (2.04)    (5.03)     2.87     2.45

----------------------------------------------
 Total from investment operations
(.33)    (2.09)    (5.17)     2.68     1.41
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period
$5.93    $ 6.26    $ 8.35    $14.39   $11.89

==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(5.27)%  (25.03)%  (37.10)%   22.70%   13.45%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$4,279    $4,032    $1,983    $2,241     $438
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$4,441    $3,814    $2,109    $1,566     $192
----------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment loss
(1.03)%   (1.47)%   (1.82)%   (1.82)%  (1.95)%
 Expenses
2.80%     2.79%     2.35%     2.72%    2.90%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
2.45%     2.51%     2.35%     2.70%    2.73%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate
67%       96%      160%      258%     157%

1. For the period from March 1, 1999 (inception of offering)
to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Total
returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

Six Months                Year

Ended               Ended
                                                     January
31, 2003            July 31,
Class N
(Unaudited)      2002    2001 1
-------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of
period                           $6.41     $8.50     $9.03
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment
loss                                             (.04)
(.10)     (.06)
 Net realized and unrealized
loss                                (.28)    (1.99)     (.47)

---------------------------
 Total from investment
operations                                (.32)    (2.09)
(.53)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized
gain                              --        --        --
-------------------------------------------------------------------------------------------
 Net asset value, end of
period                                 $6.09     $6.41
$8.50

===========================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
2                             (4.99)%  (24.59)%   (5.87)%

-------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)                        $352      $201        $1
-------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                               $306      $
87        $1
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment
loss                                            (0.54)%
(0.87)%   (1.67)%

Expenses
2.32%     2.29%     1.48%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent
fees                  1.97%     2.01%     1.48%
-------------------------------------------------------------------------------------------
 Portfolio turnover
rate                                           67%
96%      160%

1. For the period from March 1, 2001 (inception of offering)
to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Total
returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                                                 Six
Months                                   Year

Ended                                  Ended
                                           January 31,
2003                               July 31,
Class Y
(Unaudited)      2002      2001      2000   1999 1
----------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period
$6.56     $8.63    $14.65    $11.95   $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
--      (.15)     (.05)     (.07)   (1.03)
 Net realized and unrealized gain (loss)
(.30)    (1.92)    (5.10)     2.95     2.98

----------------------------------------------
 Total from investment operations
(.30)    (2.07)    (5.15)     2.88     1.95
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--        --      (.87)     (.18)      --
----------------------------------------------------------------------------------------------------
 Net asset value, end of period
$6.26     $6.56    $ 8.63    $14.65   $11.95

==============================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(4.57)%  (23.99)%  (36.26)%   24.27%   19.50%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$99       $95        $1        $1       $1
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$83       $68        $1        $1       $1
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss
0.37%    (0.10)%   (0.48)%   (0.54)%  (0.72)%
 Expenses
1.01%     4.83%   168.30% 4   1.45%    1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
1.01%     1.20%     1.10%     1.43%    1.50%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate
67%       96%      160%      258%     157%

1. For the period from December 17, 1998 (inception of
offering) to July 31,
1999.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the
fiscal period. Total
returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since July 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Trinity Large Cap Growth Fund (the Fund), is
registered under the
Investment Company Act of 1940, as amended, as an open-end
management investment
company. The Fund's investment objective is to seek capital
appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager). The Manager
has entered into a sub-advisory agreement with Trinity
Investment Management
Corporation.
     The Fund offers Class A, Class B, Class C, Class N and
Class Y shares.
Class A shares are sold at their offering price, which is
normally net asset
value plus a front-end sales charge. Class B, Class C and
Class N shares are
sold without a front-end sales charge but may be subject to a contingent
deferred sales charge (CDSC). Class N shares are sold only
through retirement
plans. Retirement plans that offer Class N shares may impose charges on those
accounts. Class Y shares are sold to certain institutional
investors without
either a front-end sales charge or a CDSC. All classes of
shares have identical
rights and voting privileges. Earnings, net assets and net
asset value per share
may differ by minor amounts due to each class having its own expenses directly
attributable to that class. Classes A, B, C and N have
separate distribution
and/or service plans. No such plan has been adopted for Class
Y shares. Class B
shares will automatically convert to Class A shares six years after the date of
purchase.
     The following is a summary of significant accounting
policies consistently
followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National
Stock Exchanges or
other domestic or foreign exchanges are valued based on the
last sale price of
the security traded on that exchange prior to the time when
the Fund's assets
are valued. In the absence of a sale, the security is valued at the last sale
price on the prior trading day, if it is within the spread of the closing bid
and asked prices, and if not, at the closing bid price.
Securities (including
restricted securities) for which quotations are not readily
available are valued
primarily using dealer-supplied valuations, a portfolio
pricing service
authorized by the Board of Trustees, or at their fair value.
Fair value is
determined in good faith under consistently applied
procedures under the
supervision of the Board of Trustees. Short-term "money
market type" debt
securities with remaining maturities of sixty days or less
are valued at
amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
Manager, may transfer uninvested cash balances into one or
more joint repurchase
agreement accounts. These balances are invested in one or
more repurchase
agreements, secured by U.S. government securities. Securities pledged as
collateral for repurchase agreements are held by a custodian bank until the
agreements mature. Each agreement requires that the market
value of the
collateral be sufficient to cover payments of interest and
principal; however,
in the event of default by the other party to the agreement, retention of the
collateral may be subject to legal proceedings.

22  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
those attributable to a specific class), gains and losses are allocated daily to
each class of shares based upon the relative proportion of
net assets
represented by such class. Operating expenses directly
attributable to a
specific class are charged against the operations of that
class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with
provisions of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable income, including any net
realized gain on
investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is
required.
     As of January 31, 2003, the Fund had available for
federal income tax
purposes an estimated unused capital loss carryforward of
$13,702,341. This
estimated capital loss carryforward represents carryforward
as of the end of the
last fiscal year, increased for losses deferred under tax
accounting rules to
the current fiscal year and increased or decreased by capital losses or gains
realized in the first six months of the current fiscal year.

As of July 31, 2002, the Fund had available for federal
income tax purposes
unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009        $2,474,360
                              2010         7,389,585
                                          ----------
                                          $9,863,945 1
                                          ==========

1. Includes $272,681 of the $2,775,589 unused capital loss
carryforward acquired
in the October 12, 2001 merger with Oppenheimer Trinity
Growth Fund which is no
longer subject to limitation under IRS sections 382 or 384.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded
retirement plan for the
Fund's independent trustees. Benefits are based on years of
service and fees
paid to each trustee during the years of service. During the six months ended
January 31, 2003, the Fund's projected benefit obligations
were increased by
$351, resulting in an accumulated liability of $4,444 as of
January 31, 2003.
     The Board of Trustees has adopted a deferred
compensation plan for
independent trustees that enables trustees to elect to defer receipt of all or a
portion of annual compensation they are entitled to receive
from the Fund. Under
the plan, the compensation deferred is periodically adjusted as though an
equivalent amount had been invested for the Board of Trustees in shares of one
or more Oppenheimer funds selected by the trustee. The amount paid to the Board
of Trustees under the plan will be determined based upon the performance of the
selected funds. Deferral of trustees' fees under the plan
will not affect the
net assets of the Fund, and will not materially affect the
Fund's assets,
liabilities or net investment income per share.

23  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and
distributions to
shareholders, which are determined in accordance with income tax regulations,
are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to
Shareholders. Net investment
income (loss) and net realized gain (loss) may differ for
financial statement
and tax purposes. The character of dividends and
distributions made during the
fiscal year from net investment income or net realized gains may differ from
their ultimate characterization for federal income tax
purposes. Also, due to
timing of dividends and distributions, the fiscal year in
which amounts are
distributed may differ from the fiscal year in which the
income or net realized
gain was recorded by the Fund.
     No distributions were paid during the six months ended
January 31, 2003 and
the year ended July 31, 2002.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the
ex-dividend date or upon
ex-dividend notification in the case of certain foreign
dividends where the
ex-dividend date may have passed. Non-cash dividends included in dividend
income, if any, are recorded at the fair market value of the securities
received. Interest income, which includes accretion of
discount and amortization
of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined
on the basis of
identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting
principles generally accepted in the United States of America requires
management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets
and liabilities at
the date of the financial statements and the reported amounts of income and
expenses during the reporting period. Actual results could
differ from those
estimates.

24  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par
value shares of
beneficial interest of each class. Transactions in shares of beneficial interest
were as follows:

                   Six Months Ended January 31, 2003
Year Ended July 31, 2002
                                    Shares    Amount
Shares         Amount
-----------------------------------------------------------------------------------

 Class A
 Sold                        1,157,867    $7,513,713
1,220,919     $9,861,258
 Acquisition--Note 6                --            --
488,341      3,716,273
 Redeemed                     (704,918)   (4,438,740)
(892,005)    (6,736,716)

------------------------------------------------------
 Net increase                  452,949    $3,074,973
817,255     $6,840,815

======================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                          780,765    $4,885,783
949,955     $7,487,395
 Acquisition--Note 6                --            --
327,908      2,439,639
 Redeemed                     (377,567)   (2,301,214)
(718,719)    (5,269,232)

------------------------------------------------------
 Net increase                  403,198    $2,584,569
559,144     $4,657,802

======================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                          439,175    $2,759,304
557,904     $4,306,057
 Acquisition--Note 6                --            --
129,384        962,619
 Redeemed                     (361,965)   (2,200,979)
(280,869)    (2,084,039)

------------------------------------------------------
 Net increase                   77,210    $  558,325
406,419     $3,184,637

======================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                           29,890    $  188,715
34,570     $  256,789
 Acquisition--Note 6                --
--            115            875
 Redeemed                       (3,511)      (21,947)
(3,344)       (23,462)

------------------------------------------------------
 Net increase                   26,379    $  166,768
31,341     $  234,202

======================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                           10,957    $   70,477
9,810     $   77,807
 Acquisition--Note 6                --            --
7,350         56,743
 Redeemed                       (9,588)      (63,031)
(2,784)       (20,663)

------------------------------------------------------
 Net increase                    1,369    $    7,446
14,376     $  113,887

======================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of
securities, other
than short-term obligations, for the six months ended January
31, 2003, were
$27,900,519 and $21,427,277, respectively.

25  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides
for a fee of 0.75% of
the first $200 million of average annual net assets, 0.72% of the next $200
million, 0.69% of the next $200 million, 0.66% of the next
$200 million, and
0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Trinity Investment
Management Corporation
(the Sub-Advisor) based on the fee schedule set forth in the
Prospectus. For the
six months ended January 31, 2003, the Manager paid $41,311
to the Sub-Advisor
for services to the Fund.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the Manager,
acts as the transfer and shareholder servicing agent for the
Fund. The Fund pays
OFS a $19.75 per account fee.
     Additionally, Class Y shares are subject to minimum fees
of $5,000 for
assets of less than $10 million and $10,000 for assets of $10 million or more.
The Class Y shares are subject to the minimum fees in the
event that the per
account fee does not equal or exceed the applicable minimum
fees. OFS may
voluntarily waive the minimum fees.
     OFS has voluntarily agreed to limit transfer and
shareholder servicing
agent fees up to an annual rate of 0.35% of average annual
net assets for all
classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General
Distributor's
Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous
public offering of
the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor
from the sale of
shares or on the redemption of shares is shown in the table
below for the period
indicated.

                   Aggregate       Class A
Concessions     Concessions     Concessions     Concessions
                   Front-End     Front-End      on Class
A      on Class B      on Class C      on Class N
               Sales Charges Sales Charges
Shares          Shares          Shares          Shares
 Six Months       on Class A   Retained by     Advanced
by     Advanced by     Advanced by     Advanced by
 Ended                Shares   Distributor   Distributor 1
Distributor 1   Distributor 1   Distributor 1
----------------------------------------------------------------------------------------------------------

 January  31, 2003   $59,465       $22,941
$2,190         $60,532          $8,684          $1,514

1. The Distributor advances concession payments to dealers
for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                               Class A       Class B
Class C        Class N
                            Contingent    Contingent
Contingent     Contingent
                              Deferred      Deferred
Deferred       Deferred
                         Sales Charges Sales Charges  Sales
Charges  Sales Charges
                           Retained by   Retained by
Retained by    Retained by
 Six Months Ended          Distributor   Distributor
Distributor    Distributor
----------------------------------------------------------------------------------

 January 31, 2003                 $582
$18,937           $627           $126

26  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its
costs incurred for
services provided to accounts that hold Class A shares.
Reimbursement is made
quarterly at an annual rate of up to 0.25% of the average
annual net assets of
Class A shares of the Fund. For the six months ended January
31, 2003, payments
under the Class A Plan totaled $19,197, all of which were
paid by the
Distributor to recipients, and included $1,993 paid to an
affiliate of the
Manager. Any unreimbursed expenses the Distributor incurs
with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class
N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class
C and Class N
shares. Under the plans, the Fund pays the Distributor an
annual asset-based
sales charge of 0.75% per year on Class B shares and on Class
C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
on Class N shares. The Distributor also receives a service
fee of 0.25% per year
under each plan.

Distribution fees paid to the Distributor for the six months ended January 31,
2003, were as follows:

Distributor's

Distributor's      Aggregate

Aggregate   Unreimbursed

Unreimbursed  Expenses as %
                      Total Payments Amount Retained
Expenses  of Net Assets
                          Under Plan  by Distributor
Under Plan       of Class
-----------------------------------------------------------------------------------

 Class B Plan                $58,033         $47,281
$234,336           1.96%
 Class C Plan                 22,379          10,961
62,667           1.46
 Class N Plan                    769             728
5,640           1.60

--------------------------------------------------------------------------------
5. Bank Borrowings
The Fund had the ability to borrow from a bank for temporary or emergency
purposes provided asset coverage for borrowings exceeded
300%. The Fund and
other Oppenheimer funds participated in a $400 million
unsecured line of credit
with a bank. Under that unsecured line of credit, interest
was charged to each
fund, based on its borrowings, at a rate equal to the Federal
Funds Rate plus
0.45%. Under that credit facility, the Fund paid a commitment fee equal to its
pro rata share of the average unutilized amount of the credit facility at a rate
of 0.08% per annum. The credit facility was terminated on
November 12, 2002.
     The Fund had no borrowings through November 12, 2002.

27  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
6. Acquisition of Oppenheimer Trinity Growth Fund
On October 12, 2001, the Fund acquired all of the net assets of Oppenheimer
Trinity Growth Fund, pursuant to an Agreement and Plan of
Reorganization
approved by the Oppenheimer Trinity Growth Fund shareholders on April 12, 2001.
The Fund issued (at an exchange ratio of 0.929111 for Class
A, 0.934499 for
Class B, 0.933942 for Class C, 0.927699 for Class N and
0.922201 for Class Y of
the Fund, to one share of Oppenheimer Trinity Large Cap
Growth Fund) 488,341;
327,908; 129,384; 115 and 7,350 shares of beneficial interest for Class A, Class
B, Class C, Class N and Class Y, respectively, valued at
$3,716,273; $2,439,639;
$962,619; $875 and $56,743 in exchange for the net assets,
resulting in combined
Class A net assets of $14,652,007, Class B net assets of
$10,711,439, Class C
net assets of $2,969,374, Class N net assets of $22,045 and
Class Y net assets
of $61,005 on October 12, 2001. The net assets acquired
included net unrealized
depreciation of $1,140,630, undistributed realized losses of
$2,775,589 and
unused capital loss carryforward of $2,775,589. The exchange qualified as a
tax-free reorganization for federal income tax purposes.

                            A-1
                         Appendix A

                 S&P 500/Barra Growth Index
                 -
          11 Economic Sectors, 34 Industry Groups
          ---------------------------------------

            Basic Materials                     Miscellaneous
            Chemicals                           Miscellaneous
            Forest Products
            Metals

            Consumer Staples                    Technology
            Food/Bev/Tobacco                    Computer Hardware
            Household Products                  Computer Software
            Food & Drug Retail                  Electronics

            Health Care                         Consumer Cyclicals
            Drugs                               Retail/Merchandise
            Hospital/Hospital Supply            Entertainment
                                                Building Materials
                                                Lodging & Restaurant
                                                Publishing
            Transportation                      Consumer Durables
            Automotive                          Retail/Clothing
            Transportation
            Auto Parts

            Capital Goods                       Finance
            Electric Equipment                  Consumer Finance
            Aerospace                           Money Center Banks
            Machinery                           Insurance
                                                Regional Banks

            Energy                              Utilities
            Integrated Oils                     Telephones
            Oil Production/Services             Electric Utilities
                                                Gas & Water

                            B-12
                         Appendix B

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares4 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.5  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans6
         4) Group Retirement Plans7
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges
                         in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."8 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
         more.
|_|   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).
II.

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
|_|   Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
|_|   Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
|_|   Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
|_|   Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
|_|   Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
|-|

      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
|_|   Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
|_|   Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
4)    Hardship withdrawals, as defined in the plan.9

         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.10
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
|_|   The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
|-|

      Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
|_|   Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
|_|   Distributions11 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.12
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.13
         9) On account of the participant's separation from
            service.14
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
         Fund is a party.

|_|   Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.
IV.   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds.  To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------

      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family
            of Funds on February 28, 1991 and who acquired
            shares of any of the Former Quest for Value
            Funds by merger of a portfolio of the AMA
            Family of Funds.
o     Shareholders who acquired shares of any Former Quest
            for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The Class A contingent deferred
sales charge will not apply to redemptions of Class A
shares purchased by the following investors who were
shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995.  In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination
            of total disability by the U.S. Social Security
            Administration);
o     withdrawals under an automatic withdrawal plan (but
            only for Class B or Class C shares) where the
            annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and

o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any
additional shares are purchased by those shareholders at
net asset value pursuant to this arrangement they will be
subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;

4)    as tax-free returns of excess contributions to such
      retirement or employee benefit plans;

   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.
VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares
            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
|_|   employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
|_|   dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.
|X|

Oppenheimer Trinity Large Cap Growth FundSM

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Sub-Advisor
      Trinity Investment Management Corporation
      301 North Spring Street
      Bellefonte, Pennsylvania 16823

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019

1234
PX0775.004.0902 (Rev. 0103)

--------
1 Currently, under the 1940 Act, a mutual fund may borrow
only from banks and the maximum amount it may borrow is up
to one-third of its total assets (including the amount
borrowed). In addition, the Fund may borrow from affiliated
funds as described above. A fund may borrow up to 5% of its
total assets for temporary purposes from any person. Under
the 1940 Act, there is a rebuttable presumption that a loan
is temporary if it is repaid within 60 days and not
extended or renewed.
2 Mr. Motley was elected as Trustee to the Board I Funds
  effective October 10, 2002.
3 In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any
direct or indirect financial interest in the operation of
the distribution plan or any agreement under the plan.
4 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
5 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
6 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
7 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
8 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
9 This provision does not apply to IRAs.
10 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
11 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
12 This provision does not apply to IRAs.
13 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
14 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.